Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 98.2%

U.S. Treasury Bills - 98.2%
5.42%, 12/7/23*	$60,080,000	$60,027,217
5.44%, 1/11/24*	60,405,000	60,042,452
5.48%, 2/22/24*	60,625,000	59,892,093
5.50%, 3/7/24*	60,995,000	60,136,174

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $240,078,081)		240,097,936

	Shares
EXCHANGE-TRADED FUND - 4.5%

United States - 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $10,887,413)	216,500	10,894,280

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $250,965,494)		250,992,216
Other Assets less Liabilities - (2.7)%		(6,597,660)

NET ASSETS - 100.0%		$244,394,556

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2023 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2023	Dividend Income
WisdomTree Floating Rate Treasury Fund	$8,885,010	$2,772,665	$754,299	$(2,096)	$(7,000)	$10,894,280	$138,691

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	12/5/2023	745,448	USD	962,000,000	KRW	$—	$(244)
Barclays Bank PLC	12/5/2023	95,000	AUD	60,464	USD	2,309	—
Barclays Bank PLC	12/5/2023	370,000	AUD	240,937	USD	3,548	—
Barclays Bank PLC	12/5/2023	225,000	CAD	163,116	USD	2,705	—
Barclays Bank PLC	12/5/2023	860,000	CAD	628,208	USD	5,596	—
Barclays Bank PLC	12/5/2023	60,000	CHF	66,640	USD	1,884	—
Barclays Bank PLC	12/5/2023	210,000	CHF	236,828	USD	3,005	—
Barclays Bank PLC	12/5/2023	715,000	CNH	97,984	USD	2,078	—
Barclays Bank PLC	12/5/2023	2,795,000	CNH	385,991	USD	5,160	—
Barclays Bank PLC	12/5/2023	380,000	EUR	406,355	USD	7,291	—
Barclays Bank PLC	12/5/2023	1,090,000	EUR	1,187,104	USD	—	(592)
Barclays Bank PLC	12/5/2023	115,000	GBP	140,622	USD	4,560	—
Barclays Bank PLC	12/5/2023	395,000	GBP	493,872	USD	4,798	—
Barclays Bank PLC	12/5/2023	26,905,000	JPY	178,139	USD	3,360	—
Barclays Bank PLC	12/5/2023	98,475,000	JPY	657,344	USD	6,963	—
Barclays Bank PLC	12/5/2023	671,000,000	KRW	517,408	USD	2,716	—
Barclays Bank PLC	12/5/2023	62,000,000	KRW	47,119	USD	940	—
Barclays Bank PLC	12/5/2023	224,000,000	KRW	171,788	USD	1,845	—
Barclays Bank PLC	12/5/2023	2,200,000	MXN	124,249	USD	2,397	—
Barclays Bank PLC	12/5/2023	7,665,000	MXN	440,357	USD	887	—
Barclays Bank PLC	12/5/2023	50,000	SGD	36,799	USD	580	—
Barclays Bank PLC	12/5/2023	130,000	SGD	96,502	USD	684	—
Barclays Bank PLC	12/5/2023	12,610,000	TWD	394,223	USD	9,473	—
Barclays Bank PLC	12/5/2023	1,000,000	TWD	30,943	USD	1,070	—
Barclays Bank PLC	12/5/2023	10,807,768	USD	17,020,000	AUD	—	(438,538)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2023

Barclays Bank PLC	12/5/2023	28,680,126	USD	39,755,000	CAD	—	(618,540)
Barclays Bank PLC	12/5/2023	185,675	USD	5,965,000	TWD	—	(5,288)
Citibank NA	12/5/2023	11,052,345,000	KRW	8,504,224	USD	62,973	—
Citibank NA	12/5/2023	423,925,000	MXN	24,404,039	USD	—	(321)
Citibank NA	12/5/2023	596,924	USD	49,685,000	INR	1,149	—
Citibank NA	1/5/2024	7,932,774	USD	10,292,060,000	KRW	—	(59,963)
Citibank NA	1/5/2024	22,752,605	USD	397,240,000	MXN	—	(2,263)
Goldman Sachs	12/5/2023	4,864,990,000	JPY	32,819,309	USD	—	(386)
Goldman Sachs	12/5/2023	8,390,000	SGD	6,272,227	USD	27	—
Goldman Sachs	1/5/2024	6,363,690	USD	8,500,000	SGD	—	(183)
Goldman Sachs	1/9/2024	31,254,669	USD	4,606,535,000	JPY	618	—
HSBC Holdings PLC	12/5/2023	10,945,000	CHF	12,500,057	USD	—	(194)
HSBC Holdings PLC	12/5/2023	69,080,000	EUR	75,197,448	USD	—	(931)
HSBC Holdings PLC	12/5/2023	570,425,000	INR	6,842,910	USD	—	(2,916)
HSBC Holdings PLC	12/5/2023	6,772,002	USD	564,250,000	INR	6,053	—
HSBC Holdings PLC	12/5/2023	8,095,917	USD	10,934,345,000	KRW	—	(379,813)
HSBC Holdings PLC	12/5/2023	5,563,752	USD	180,260,000	TWD	—	(207,077)
HSBC Holdings PLC	1/5/2024	71,052,131	USD	65,180,000	EUR	—	(2,406)
HSBC Holdings PLC	1/5/2024	6,675,258	USD	556,810,000	INR	2,967	—
HSBC Holdings PLC	1/8/2024	11,682,149	USD	10,190,000	CHF	—	(1,339)
JP Morgan Chase Bank NA	12/5/2023	1,035,000	AUD	672,200	USD	11,697	—
JP Morgan Chase Bank NA	12/5/2023	330,000	AUD	218,314	USD	—	(260)
JP Morgan Chase Bank NA	12/5/2023	2,430,000	CAD	1,774,759	USD	16,104	—
JP Morgan Chase Bank NA	12/5/2023	825,000	CAD	606,950	USD	1,060	—
JP Morgan Chase Bank NA	12/5/2023	660,000	CHF	736,310	USD	17,451	—
JP Morgan Chase Bank NA	12/5/2023	225,000	CHF	257,562	USD	—	(599)
JP Morgan Chase Bank NA	12/5/2023	7,780,000	CNH	1,070,169	USD	18,616	—
JP Morgan Chase Bank NA	12/5/2023	2,985,000	CNH	417,998	USD	—	(257)
JP Morgan Chase Bank NA	12/5/2023	128,205,000	CNH	17,942,388	USD	—	(524)
JP Morgan Chase Bank NA	12/5/2023	4,240,000	EUR	4,550,432	USD	64,988	—
JP Morgan Chase Bank NA	12/5/2023	1,395,000	EUR	1,531,054	USD	—	(12,537)
JP Morgan Chase Bank NA	12/5/2023	1,295,000	GBP	1,598,798	USD	36,083	—
JP Morgan Chase Bank NA	12/5/2023	415,000	GBP	526,816	USD	—	(2,897)
JP Morgan Chase Bank NA	12/5/2023	20,980,000	GBP	26,486,543	USD	—	(215)
JP Morgan Chase Bank NA	12/5/2023	287,220,000	JPY	1,922,987	USD	14,581	—
JP Morgan Chase Bank NA	12/5/2023	81,450,000	JPY	553,275	USD	—	(3,819)
JP Morgan Chase Bank NA	12/5/2023	28,050,000	MXN	1,592,680	USD	22,049	—
JP Morgan Chase Bank NA	12/5/2023	9,845,000	MXN	568,275	USD	—	(1,537)
JP Morgan Chase Bank NA	12/5/2023	740,000	SGD	548,239	USD	4,975	—
JP Morgan Chase Bank NA	12/5/2023	455,000	SGD	341,403	USD	—	(1,251)
JP Morgan Chase Bank NA	12/5/2023	941,270	USD	1,455,000	AUD	—	(20,151)
JP Morgan Chase Bank NA	12/5/2023	2,503,570	USD	3,445,000	CAD	—	(35,329)
JP Morgan Chase Bank NA	12/5/2023	11,930,315	USD	10,815,000	CHF	—	(421,080)
JP Morgan Chase Bank NA	12/5/2023	1,036,362	USD	920,000	CHF	—	(14,334)
JP Morgan Chase Bank NA	12/5/2023	17,357,097	USD	127,160,000	CNH	—	(438,523)
JP Morgan Chase Bank NA	12/5/2023	1,524,946	USD	11,040,000	CNH	—	(20,065)
JP Morgan Chase Bank NA	12/5/2023	72,346,448	USD	68,285,000	EUR	—	(1,984,678)
JP Morgan Chase Bank NA	12/5/2023	6,348,927	USD	5,850,000	EUR	—	(19,047)
JP Morgan Chase Bank NA	12/5/2023	2,159,325	USD	1,740,000	GBP	—	(37,348)
JP Morgan Chase Bank NA	12/5/2023	2,716,909	USD	408,595,000	JPY	—	(39,448)
JP Morgan Chase Bank NA	12/5/2023	23,129,191	USD	419,230,000	MXN	—	(1,004,254)
JP Morgan Chase Bank NA	12/5/2023	2,149,753	USD	37,155,000	MXN	10,884	—
JP Morgan Chase Bank NA	12/5/2023	6,476,843	USD	8,855,000	SGD	—	(143,039)
JP Morgan Chase Bank NA	12/5/2023	460,425	USD	620,000	SGD	—	(3,079)
JP Morgan Chase Bank NA	1/5/2024	17,096,919	USD	121,880,000	CNH	—	(814)
JP Morgan Chase Bank NA	1/5/2024	24,764,341	USD	19,610,000	GBP	67	—
Morgan Stanley & Co. International	12/5/2023	3,175,000	INR	38,089	USD	—	(17)
Morgan Stanley & Co. International	12/5/2023	11,580,000	INR	139,540	USD	—	(684)
Morgan Stanley & Co. International	12/5/2023	11,445,000	TWD	366,602	USD	—	(203)
Morgan Stanley & Co. International	12/5/2023	170,845,000	TWD	5,447,864	USD	21,554	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2023

Morgan Stanley & Co. International	12/5/2023	406,817	USD	12,890,000	TWD	—	(5,842)
Morgan Stanley & Co. International	1/5/2024	5,487,578	USD	171,185,000	TWD	—	(12,270)
Royal Bank of Canada	12/5/2023	25,243,325	USD	20,765,000	GBP	—	(971,574)
Royal Bank of Canada	12/5/2023	31,759,090	USD	4,789,000,000	JPY	—	(547,210)
Standard Chartered Bank	12/5/2023	17,215,000	AUD	11,375,173	USD	—	(17)
Standard Chartered Bank	12/5/2023	40,200,000	CAD	29,626,638	USD	—	(16)
Standard Chartered Bank	12/5/2023	34,735,000	INR	417,144	USD	—	(635)
Standard Chartered Bank	12/5/2023	13,050,000	INR	156,516	USD	—	(33)
Standard Chartered Bank	12/5/2023	256,000,000	KRW	198,261	USD	177	—
Standard Chartered Bank	12/5/2023	3,215,000	TWD	100,490	USD	2,435	—
Standard Chartered Bank	12/5/2023	366,997	USD	570,000	AUD	—	(9,642)
Standard Chartered Bank	12/5/2023	973,776	USD	1,340,000	CAD	—	(13,778)
Standard Chartered Bank	12/5/2023	406,406	USD	365,000	CHF	—	(10,446)
Standard Chartered Bank	12/5/2023	589,102	USD	4,280,000	CNH	—	(9,870)
Standard Chartered Bank	12/5/2023	2,194,835	USD	2,050,000	EUR	—	(36,678)
Standard Chartered Bank	12/5/2023	854,523	USD	695,000	GBP	—	(22,884)
Standard Chartered Bank	12/5/2023	228,528	USD	19,030,000	INR	339	—
Standard Chartered Bank	12/5/2023	1,077,482	USD	161,445,000	JPY	—	(11,616)
Standard Chartered Bank	12/5/2023	283,073	USD	369,000,000	KRW	—	(2,956)
Standard Chartered Bank	12/5/2023	870,577	USD	15,300,000	MXN	—	(10,185)
Standard Chartered Bank	12/5/2023	214,363	USD	290,000	SGD	—	(2,437)
Standard Chartered Bank	1/5/2024	10,596,637	USD	16,020,000	AUD	102	—
Standard Chartered Bank	1/5/2024	28,208,053	USD	38,255,000	CAD	—	(310)

						$390,798	$(7,595,382)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$240,097,936	$—	$240,097,936
Exchange-Traded Fund	10,894,280	—	—	10,894,280

Total Investments in Securities	$10,894,280	$240,097,936	$—	$250,992,216

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$390,798	$—	$390,798
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(7,595,382)	$—	$(7,595,382)

Total - Net	$10,894,280	$232,893,352	$—	$243,787,632

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 66.0%

U.S. Treasury Bills - 66.0%
5.44%, 1/11/24*	$3,000,000	$2,981,994
5.48%, 2/6/24*	3,000,000	2,970,692

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,952,252)		5,952,686

	Shares
EXCHANGE-TRADED FUND - 3.8%

United States - 3.8%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $341,394)	6,800	342,176

	Principal Amount
REPURCHASE AGREEMENT - 27.0%

United States - 27.0%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/23 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 12/1/23; Proceeds at maturity - $2,430,358 (fully collateralized by U.S. Treasury Note, 3.13% due 8/15/25; Market value including accrued interest - $2,478,615) (Cost: $2,430,000)	$2,430,000	2,430,000

TOTAL INVESTMENTS IN SECURITIES - 96.8% (Cost: $8,723,646)		8,724,862
Other Assets less Liabilities - 3.2%		292,028

NET ASSETS - 100.0%		$9,016,890

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2023 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2023	Dividend Income
WisdomTree Floating Rate Treasury Fund	$342,312	$—	$—	$—	$(136)	$342,176	$4,604

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	2/6/2024	2,990,000	MYR	630,536	USD	$14,830	$—
Citibank NA	2/6/2024	3,190,000	BRL	637,100	USD	5,096	—
Citibank NA	2/6/2024	584,920,000	CLP	642,684	USD	28,089	—
Citibank NA	2/6/2024	2,715,995,000	COP	640,464	USD	20,406	—
Citibank NA	2/6/2024	10,009,950,000	IDR	626,632	USD	19,538	—
Goldman Sachs	2/6/2024	11,755,000	MXN	639,651	USD	30,077	—
Goldman Sachs	2/6/2024	2,670,000	PLN	631,331	USD	36,743	—
Goldman Sachs	2/6/2024	19,640,000	TRY	637,017	USD	5,865	—
Goldman Sachs	2/6/2024	12,125,000	ZAR	639,742	USD	—	(3,390)
HSBC Holdings PLC	2/6/2024	4,590,000	CNH	630,736	USD	16,028	—
HSBC Holdings PLC	2/6/2024	52,635,000	INR	629,753	USD	566	—
HSBC Holdings PLC	2/6/2024	845,445,000	KRW	628,257	USD	28,819	—
HSBC Holdings PLC	2/6/2024	35,810,000	PHP	628,814	USD	17,973	—
HSBC Holdings PLC	2/6/2024	22,600,000	THB	629,377	USD	21,463	—

						$245,493	$(3,390)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$5,952,686	$—	$5,952,686
Exchange-Traded Fund	342,176	—	—	342,176
Repurchase Agreement	—	2,430,000	—	2,430,000

Total Investments in Securities	$342,176	$8,382,686	$—	$8,724,862

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$245,493	$—	$245,493
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,390)	$—	$(3,390)

Total - Net	$342,176	$8,624,789	$—	$8,966,965

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 93.9%

Argentina - 0.7%
YPF SA
6.95%, 7/21/27(a)	$340,000	$289,425

Australia - 1.2%
AngloGold Ashanti Holdings PLC
3.75%, 10/1/30	600,000	505,980

Austria - 0.6%
Suzano Austria GmbH
7.00%, 3/16/47(b)	226,000	226,565

Brazil - 6.8%
Aegea Finance SARL
9.00%, 1/20/31(b)	200,000	205,885
Braskem Netherlands Finance BV
7.25%, 2/13/33(a)	200,000	182,940
Cosan Luxembourg SA
7.50%, 6/27/30(b)	275,000	278,438
CSN Resources SA
8.88%, 12/5/30	650,000	651,540
Embraer Netherlands Finance BV
5.40%, 2/1/27	200,000	196,335
7.00%, 7/28/30(b)	400,000	408,918
Minerva Luxembourg SA
4.38%, 3/18/31(b)	275,000	218,625
8.88%, 9/13/33(b)	275,000	279,469
Nexa Resources SA
6.50%, 1/18/28(a)	300,000	291,000
Suzano International Finance BV
5.50%, 1/17/27(c)	50,000	49,510

Total Brazil		2,762,660

Chile - 4.9%
Antofagasta PLC
5.63%, 5/13/32(a)	200,000	191,978
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)	200,000	164,000
Celulosa Arauco y Constitucion SA
4.50%, 8/1/24	200,000	197,708
Chile Electricity Lux MPC SARL
6.01%, 1/20/33(b)	300,000	300,894
Corp. Nacional del Cobre de Chile
5.95%, 1/8/34(b)	300,000	295,088
Engie Energia Chile SA
3.40%, 1/28/30(a)	270,000	228,378
Sociedad Quimica y Minera de Chile SA
6.50%, 11/7/33(b)	400,000	401,500
Telefonica Moviles Chile SA
3.54%, 11/18/31(a)	300,000	211,674

Total Chile		1,991,220

China - 4.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	350,000	342,435
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(b)	300,000	279,398
Lenovo Group Ltd.
5.83%, 1/27/28(b)	350,000	351,659
6.54%, 7/27/32(b)	330,000	341,547
MGM China Holdings Ltd.
4.75%, 2/1/27(a)	325,000	297,781
Tencent Holdings Ltd.
3.98%, 4/11/29(a)	200,000	186,272

Total China		1,799,092

Colombia - 4.8%
Bancolombia SA
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(d)	385,000	348,656
Ecopetrol SA
8.63%, 1/19/29	225,000	233,258
8.88%, 1/13/33	525,000	541,380
Geopark Ltd.
5.50%, 1/17/27(b)	375,000	326,062
Grupo Energia Bogota SA ESP
7.85%, 11/9/33(b)	275,000	287,375
Oleoducto Central SA
4.00%, 7/14/27(a)	227,000	206,298

Total Colombia		1,943,029

Ghana - 0.4%
Tullow Oil PLC
10.25%, 5/15/26(b)	188,000	167,840

Guatemala - 1.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.25%, 4/27/29(b)	260,000	237,770
CT Trust
5.13%, 2/3/32(a)	225,000	187,200
5.13%, 2/3/32(b)	300,000	249,600

Total Guatemala		674,570

Hong Kong - 1.3%
Melco Resorts Finance Ltd.
5.75%, 7/21/28(b)	275,000	243,492
5.75%, 7/21/28(a)	325,000	287,763

Total Hong Kong		531,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2023

Investments	Principal Amount	Value
India - 4.1%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(a)	$250,000	$205,625
JSW Steel Ltd.
5.05%, 4/5/32(b)	600,000	497,808
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(b)(d)(e)	300,000	276,151
Reliance Industries Ltd.
2.88%, 1/12/32(b)(c)	335,000	274,784
Summit Digitel Infrastructure Ltd.
2.88%, 8/12/31(b)	350,000	273,700
Vedanta Resources Finance II PLC
8.95%, 3/11/25(b)	200,000	144,510

Total India		1,672,578

Indonesia - 1.7%
Medco Bell Pte. Ltd
6.38%, 1/30/27(b)	478,000	452,728
Medco Maple Tree Pte. Ltd.
8.96%, 4/27/29(b)	250,000	248,750

Total Indonesia		701,478

Ireland - 0.5%
C&W Senior Financing DAC
6.88%, 9/15/27(a)	200,000	182,900

Israel - 3.1%
Energian Israel Finance Ltd.
8.50%, 9/30/33(a)	200,000	189,656
Israel Discount Bank Ltd.
5.38%, 1/26/28(a)	375,000	361,594
Israel Electric Corp. Ltd.
4.25%, 8/14/28(a)	300,000	273,984
Teva Pharmaceutical Finance Netherlands III BV
8.13%, 9/15/31	400,000	420,760

Total Israel		1,245,994

Kazakhstan - 0.9%
KazMunayGas National Co. JSC
3.50%, 4/14/33(a)	225,000	175,669
6.38%, 10/24/48(a)	225,000	192,396

Total Kazakhstan		368,065

Kuwait - 1.9%
MEGlobal BV
4.25%, 11/3/26(a)	200,000	191,062
2.63%, 4/28/28(b)	350,000	307,672
NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year Constant Maturity Treasury Rate + 2.832% thereafter)(b)(d)(e)	300,000	282,225

Total Kuwait		780,959

Luxembourg - 1.3%
Altice Financing SA
5.75%, 8/15/29(b)	325,000	268,499
EIG Pearl Holdings SARL
3.55%, 8/31/36(b)	325,000	271,375

Total Luxembourg		539,874

Malaysia - 2.3%
CIMB Bank Bhd.
2.13%, 7/20/27(b)	225,000	202,274
GENM Capital Labuan Ltd.
3.88%, 4/19/31(b)	375,000	308,451
MISC Capital Two Labuan Ltd.
3.75%, 4/6/27(b)	450,000	425,900

Total Malaysia		936,625

Mexico - 7.4%
Alpek SAB de CV
4.25%, 9/18/29(b)	400,000	357,062
Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(b)(d)(e)	200,000	181,500
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(d)(e)	200,000	181,500
BBVA Bancomer SA
8.45%, 6/29/38, (8.45% fixed rate until 6/29/33; 5-year Constant Maturity Treasury Rate + 4.66% thereafter)(b)(d)	400,000	401,900
Cemex SAB de CV
5.13%, 6/8/26, (5.125% fixed rate until 6/8/26; 5-year Constant Maturity Treasury Rate + 4.534% thereafter)(a)(d)(e)	225,000	211,095
9.13%, 3/14/28, (9.125% fixed rate until 3/14/28; 5-year Constant Maturity Treasury Rate + 5.157% thereafter)(b)(d)(e)	200,000	209,500
5.20%, 9/17/30(b)	200,000	187,150
GCC SAB de CV
3.61%, 4/20/32(b)	200,000	161,655
Industrias Penoles SAB de CV
4.15%, 9/12/29(a)	200,000	181,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2023

Investments	Principal Amount	Value
Petroleos Mexicanos
6.88%, 8/4/26	$325,000	$306,605
6.70%, 2/16/32	50,000	38,980
10.00%, 2/7/33(c)	340,000	316,948
Southern Copper Corp.
3.88%, 4/23/25	300,000	292,563

Total Mexico		3,027,958

Mongolia - 2.7%
Minerva Luxembourg SA
4.38%, 3/18/31(a)	425,000	337,875
Sands China Ltd.
5.65%, 8/8/28	775,000	744,093

Total Mongolia		1,081,968

Morocco - 0.4%
OCP SA
6.88%, 4/25/44(a)	200,000	182,500

Netherlands - 0.9%
Sigma Finance Netherlands BV
4.88%, 3/27/28(b)	385,000	369,234

Nigeria - 0.5%
IHS Netherlands Holdco BV
8.00%, 9/18/27(a)	225,000	197,332

Oman - 0.6%
Oryx Funding Ltd.
5.80%, 2/3/31(b)	250,000	243,226

Panama - 0.9%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(b)	196,419	162,679
4.38%, 5/31/30(a)	220,971	183,014

Total Panama		345,693

Peru - 1.7%
Banco de Credito del Peru SA
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(c)(d)	285,000	265,473
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.55%, 9/18/33(b)	400,000	415,400

Total Peru		680,873

Poland - 0.9%
Canpack SA/Canpack U.S. LLC
3.13%, 11/1/25(b)	384,000	359,528

Qatar - 1.7%
Commercial Bank PSQC
4.50%, 3/3/26, (4.50% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(a)(d)(e)	400,000	363,000
Ooredoo International Finance Ltd.
2.63%, 4/8/31(b)	375,000	316,406

Total Qatar		679,406

Russia - 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*(b)(d)(f)	350,000	21,000
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*(b)(d)(e)(f)	300,000	26,063

Total Russia		47,063

Saudi Arabia - 2.9%
EIG Pearl Holdings SARL
4.39%, 11/30/46(a)	350,000	258,562
Greensaif Pipelines Bidco SARL
6.13%, 2/23/38(b)	325,000	326,219
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	700,000	578,305

Total Saudi Arabia		1,163,086

Singapore - 0.5%
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(b)(d)	225,000	209,295

South Africa - 2.4%
Bidvest Group U.K. PLC
3.63%, 9/23/26(b)	425,000	389,340
3.63%, 9/23/26(a)	200,000	183,219
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 5/15/24(a)	425,000	423,087

Total South Africa		995,646

South Korea - 7.2%
GS Caltex Corp.
5.38%, 8/7/28(b)	300,000	296,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2023

Investments	Principal Amount	Value
Hanwha Q Cells Americas Holdings Corp.
5.00%, 7/27/28(b)	$250,000	$247,825
Kookmin Bank
2.50%, 11/4/30(b)	475,000	380,769
LG Energy Solution Ltd.
5.75%, 9/25/28(b)	200,000	202,778
POSCO
5.63%, 1/17/26(b)	450,000	450,886
5.75%, 1/17/28(b)(c)	325,000	328,347
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(b)(d)(e)	300,000	268,472
5.00%, 7/24/28(b)	325,000	319,402
SK Hynix, Inc.
3.00%, 9/17/24(a)	200,000	195,443
2.38%, 1/19/31(b)	300,000	236,955

Total South Korea		2,927,222

Spain - 1.0%
Banco Santander SA
5.59%, 8/8/28	200,000	198,839
6.61%, 11/7/28	200,000	207,112

Total Spain		405,951

Taiwan - 0.8%
TSMC Global Ltd.
4.63%, 7/22/32(b)	350,000	340,905

Thailand - 2.7%
Bangkok Bank PCL
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(d)	500,000	429,250
GC Treasury Center Co. Ltd.
4.40%, 3/30/32(b)	440,000	385,451
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/28(a)	300,000	290,012

Total Thailand		1,104,713

Turkey - 4.1%
Akbank TAS
6.80%, 2/6/26(a)	300,000	296,719
Tav Havalimanlari Holding
8.50%, 12/7/28	575,000	620,275
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26(b)	300,000	295,547
WE Soda Investments Holding PLC
9.50%, 10/6/28(b)(c)	200,000	202,750
Yapi ve Kredi Bankasi AS
9.25%, 10/16/28(b)	250,000	257,813

Total Turkey		1,673,104

United Arab Emirates - 3.4%
DP World Ltd.
6.85%, 7/2/37(a)	270,000	285,103
Emirates NBD Bank PJSC
6.13%, 3/20/25, (6.125% fixed rate until 3/20/25; 6-year Constant Maturity Treasury Rate + 3.656% thereafter)(a)(d)(e)	350,000	343,437
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(a)	323,301	301,074
2.16%, 3/31/34(b)	254,832	215,979
2.94%, 9/30/40(b)	3,651	2,883
Sweihan PV Power Co. PJSC
3.63%, 1/31/49(b)	315,091	242,866

Total United Arab Emirates		1,391,342

United Kingdom - 5.7%
Anglo American Capital PLC
5.50%, 5/2/33(b)	275,000	267,633
Antofagasta PLC
5.63%, 5/13/32(b)	275,000	263,970
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(b)	350,000	290,351
CK Hutchison International 23 Ltd.
4.88%, 4/21/33(b)	225,000	218,704
HSBC Holdings PLC
5.89%, 8/14/27, (5.887% fixed rate until 8/14/26; Secured Overnight Financing Rate + 1.57% thereafter)(d)	600,000	600,632
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)(d)	200,000	198,503
Standard Chartered PLC
6.17%, 1/9/27, (6.17% fixed rate until 1/9/26; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(b)(d)	250,000	250,775
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(b)(d)	250,000	251,249

Total United Kingdom		2,341,817

United States - 2.0%
Hyundai Capital America
5.68%, 6/26/28(b)	300,000	298,935
6.50%, 1/16/29(b)	204,000	209,554
Sasol Financing USA LLC
8.75%, 5/3/29(b)	325,000	324,695

Total United States		833,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2023

Investments	Principal Amount	Value
Zambia - 0.8%
First Quantum Minerals Ltd.
6.88%, 10/15/27(a)	$200,000	$160,660
8.63%, 6/1/31(a)	200,000	160,250

Total Zambia		320,910

TOTAL CORPORATE BONDS (Cost: $40,758,467)		38,242,065

FOREIGN GOVERNMENT AGENCIES - 4.0%

Hungary - 0.6%
Magyar Export-Import Bank Zrt
6.13%, 12/4/27(b)	275,000	273,797

India - 0.8%
Export-Import Bank of India
5.50%, 1/18/33(b)	325,000	321,461

Poland - 1.0%
Bank Gospodarstwa Krajowego
6.25%, 10/31/28(b)	200,000	207,906
5.38%, 5/22/33(b)	200,000	195,575

Total Poland		403,481

South Korea - 0.5%
Korea Electric Power Corp.
3.63%, 6/14/25(b)	200,000	194,842

Turkey - 1.1%
Hazine Mustesarligi Varlik Kiralama AS
8.51%, 1/14/29(b)	250,000	254,063
Turkiye Ihracat Kredi Bankasi AS
9.00%, 1/28/27(b)	200,000	204,250

Total Turkey		458,313

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,645,886)		1,651,894

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

United States - 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(g) (Cost: $1,138,310)	1,138,310	1,138,310

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $43,542,663)		41,032,269
Other Assets less Liabilities - (0.7)%		(286,211)

NET ASSETS - 100.0%		$40,746,058

*	Non-income producing security.
(a)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

Security, or portion thereof, was on loan at November 30, 2023. At November 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,260,203 and the total market value of the collateral held by the Fund was $1,317,301. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $178,991.

(d)	Rate shown reflects the accrual rate as of November 30, 2023 on securities with variable or step rates.
(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Security is in default on interest payments.
(g)	Rate shown represents annualized 7-day yield as of November 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	19	3/19/24	$(2,086,141)	$(19,296)
Ultra 10 Year U.S. Treasury Note	39	3/19/24	(4,427,109)	(49,054)

			$(6,513,250)	$(68,350)

Long Exposure

2 Year U.S. Treasury Note	20	3/28/24	$4,089,219	$15,959
5 Year U.S. Treasury Note	1	3/28/24	106,851	781
U.S. Treasury Ultra Long Term Bond	14	3/19/24	1,722,000	32,594

			$5,918,070	$49,334

Total - Net			$(595,180)	$(19,016)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Corporate Bonds	$—	$38,242,065	$—	$38,242,065
Foreign Government Agencies	—	1,651,894	—	1,651,894
Investment of Cash Collateral for Securities Loaned	—	1,138,310	—	1,138,310

Total Investments in Securities	$—	$41,032,269	$—	$41,032,269

Financial Derivative Instruments
Futures Contracts[1]	$49,334	$—	$—	$49,334
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(68,350)	$—	$—	$(68,350)

Total - Net	$(19,016)	$41,032,269	$—	$41,013,253

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2023

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS - 81.7%

Brazil - 12.2%
Brazil Letras do Tesouro Nacional
6.33%, 1/1/24, Series LTN(a)	5,655,000	BRL	$1,135,525
10.29%, 7/1/24, Series LTN(a)	12,755,000	BRL	2,437,624
12.68%, 7/1/25, Series LTN(a)	8,000,000	BRL	1,391,973
12.88%, 1/1/26, Series LTN(a)	4,000,000	BRL	663,290
13.02%, 7/1/26, Series LTN(a)	2,650,000	BRL	419,136
Brazil Notas do Tesouro Nacional
10.00%, 1/1/25, Series F	3,579,000	BRL	722,825
10.00%, 1/1/27, Series F	6,780,000	BRL	1,368,553
10.00%, 1/1/29, Series F	10,060,000	BRL	1,996,990
10.00%, 1/1/31, Series F	1,500,000	BRL	293,132
10.00%, 1/1/33, Series F	2,000,000	BRL	386,130

Total Brazil			10,815,178

Chile - 3.0%
Bonos de la Tesoreria de la Republica en pesos
2.50%, 3/1/25	665,000,000	CLP	732,378
4.50%, 3/1/26	225,000,000	CLP	253,937
5.00%, 10/1/28(b)	480,000,000	CLP	541,695
4.70%, 9/1/30(b)	175,000,000	CLP	190,782
5.00%, 3/1/35	650,000,000	CLP	713,872
6.00%, 1/1/43, Series 30YR	210,000,000	CLP	255,200

Total Chile			2,687,864

China - 5.0%
China Development Bank
3.41%, 6/7/31, Series 2110	2,000,000	CNY	290,347
China Government Bonds
2.85%, 6/4/27	1,700,000	CNY	240,546
3.25%, 11/22/28, Series 1827	2,300,000	CNY	333,774
3.13%, 11/21/29, Series 1915	5,200,000	CNY	750,384
2.68%, 5/21/30	11,270,000	CNY	1,581,564
2.80%, 11/15/32	4,000,000	CNY	566,119
3.81%, 9/14/50	4,000,000	CNY	638,362

Total China			4,401,096

Colombia - 8.2%
Colombia TES
6.25%, 11/26/25, Series B	2,602,400,000	COP	602,013
7.50%, 8/26/26, Series B	5,104,300,000	COP	1,187,043
5.75%, 11/3/27, Series B	1,779,700,000	COP	379,959
6.00%, 4/28/28, Series B	4,422,600,000	COP	937,871
7.75%, 9/18/30, Series B	1,862,200,000	COP	404,855
7.00%, 3/26/31, Series B	6,800,000,000	COP	1,388,279
7.00%, 6/30/32, Series B	3,041,800,000	COP	599,238
7.25%, 10/18/34, Series B	2,210,400,000	COP	422,992
6.25%, 7/9/36, Series B	97,700,000	COP	16,464
9.25%, 5/28/42, Series B	5,000,000,000	COP	1,044,061
7.25%, 10/26/50, Series B	1,750,000,000	COP	291,116

Total Colombia			7,273,891

Czech Republic - 2.1%
Czech Republic Government Bonds
4.34%, 12/12/24, Series 135(a)	3,750,000	CZK	159,923
1.25%, 2/14/25, Series 120	5,650,000	CZK	241,669
0.25%, 2/10/27, Series 100	5,490,000	CZK	216,618
0.05%, 11/29/29, Series 130	8,550,000	CZK	299,925
1.20%, 3/13/31, Series 121	25,700,000	CZK	935,778

Total Czech Republic			1,853,913

Egypt - 0.0%
Egypt Government Bonds
14.48%, 4/6/26	200,000	EGP	5,189

Hungary - 2.2%
Hungary Government Bonds
3.00%, 6/26/24, Series 24/B	52,840,000	HUF	146,655
2.50%, 10/24/24, Series 24/C	60,130,000	HUF	163,657
1.00%, 11/26/25, Series 25/C	121,300,000	HUF	309,955
3.00%, 10/27/27, Series 27/A	240,260,000	HUF	603,235
3.00%, 8/21/30, Series 30/A	121,380,000	HUF	282,518
3.25%, 10/22/31, Series 31/A	97,870,000	HUF	224,611
2.25%, 4/20/33, Series 33/A(c)	95,360,000	HUF	194,115

Total Hungary			1,924,746

India - 4.3%
India Government Bonds
5.15%, 11/9/25	50,000,000	INR	577,142
5.63%, 4/12/26	50,000,000	INR	579,930
7.26%, 1/14/29	50,000,000	INR	598,546
5.79%, 5/11/30	50,000,000	INR	554,298
6.10%, 7/12/31	50,000,000	INR	557,377
7.26%, 8/22/32	30,000,000	INR	358,067
7.16%, 9/20/50	50,000,000	INR	580,705

Total India			3,806,065

Indonesia - 11.3%
Indonesia Treasury Bonds
8.13%, 5/15/24, Series FR77	2,178,000,000	IDR	141,540
6.50%, 6/15/25, Series FR81	7,700,000,000	IDR	495,073
5.50%, 4/15/26, Series FR86	17,097,000,000	IDR	1,076,298
8.38%, 9/15/26, Series FR56	9,931,000,000	IDR	667,387
6.13%, 5/15/28, Series FR64	6,800,000,000	IDR	428,308
9.00%, 3/15/29, Series FR71	9,875,000,000	IDR	699,173
8.25%, 5/15/29, Series FR78	5,381,000,000	IDR	370,468
7.00%, 9/15/30, Series FR82	13,000,000,000	IDR	849,735
8.75%, 5/15/31, Series FR73	8,601,000,000	IDR	617,886
8.25%, 6/15/32, Series FR58	4,489,000,000	IDR	315,712
8.38%, 3/15/34, Series FR68	1,300,000,000	IDR	93,720
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	752,912
8.25%, 5/15/36, Series FR72	11,563,000,000	IDR	832,911
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	227,027
8.38%, 4/15/39, Series FR79	2,800,000,000	IDR	205,327
7.50%, 4/15/40, Series FR83	16,000,000,000	IDR	1,091,663
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	105,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2023

Investments	Principal Amount†		Value
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24, Series PBS	8,200,000,000	IDR	$530,185
4.88%, 7/15/26, Series PBS	3,500,000,000	IDR	216,196
6.38%, 3/15/34, Series PBS	4,800,000,000	IDR	302,751

Total Indonesia			10,019,877

Malaysia - 7.6%
Malaysia Government Bonds
3.96%, 9/15/25, Series 0115	1,340,000	MYR	290,028
3.91%, 7/15/26, Series 0119	865,000	MYR	187,578
3.90%, 11/30/26, Series 0316	1,400,000	MYR	303,055
3.90%, 11/16/27, Series 0417	4,410,000	MYR	953,565
4.50%, 4/30/29, Series 0322	2,400,000	MYR	531,791
3.89%, 8/15/29, Series 0219	1,400,000	MYR	300,646
2.63%, 4/15/31, Series 0220	2,000,000	MYR	393,832
3.83%, 7/5/34, Series 0419	485,000	MYR	102,542
4.25%, 5/31/35, Series 0415	1,880,000	MYR	410,423
4.76%, 4/7/37, Series 0317	1,832,000	MYR	419,839
3.76%, 5/22/40, Series 0519	3,000,000	MYR	608,628
4.07%, 6/15/50, Series 0120	1,315,000	MYR	269,639
Malaysia Government Investment Issue
4.13%, 8/15/25, Series 0118	175,000	MYR	38,030
3.73%, 3/31/26, Series 0319	2,900,000	MYR	624,514
3.42%, 9/30/27, Series 0120	500,000	MYR	106,079
3.47%, 10/15/30, Series 0220	1,980,000	MYR	411,227
3.45%, 7/15/36, Series 0121	1,125,000	MYR	226,654
4.42%, 9/30/41, Series 0221	2,400,000	MYR	526,207

Total Malaysia			6,704,277

Mexico - 4.5%
Mexico Bonos
7.75%, 5/29/31, Series M	15,133,000	MXN	800,272
7.75%, 11/23/34, Series M	11,239,000	MXN	579,829
10.00%, 11/20/36, Series M 30	4,237,000	MXN	257,291
8.50%, 11/18/38, Series M 30	11,809,000	MXN	633,396
7.75%, 11/13/42, Series M	15,527,000	MXN	767,086
8.00%, 11/7/47, Series M	12,400,000	MXN	622,630
8.00%, 7/31/53, Series M	5,400,000	MXN	269,159

Total Mexico			3,929,663

Peru - 4.2%
Peru Government Bonds
5.94%, 2/12/29	3,950,000	PEN	1,038,950
6.95%, 8/12/31	1,000,000	PEN	268,439
6.15%, 8/12/32	3,451,000	PEN	872,564
7.30%, 8/12/33(b)	1,286,000	PEN	348,629
5.40%, 8/12/34	965,000	PEN	223,814
6.90%, 8/12/37	1,500,000	PEN	386,770
5.35%, 8/12/40	2,780,000	PEN	604,193

Total Peru			3,743,359

Poland - 4.5%
Republic of Poland Government Bonds
0.75%, 4/25/25, Series 0425	3,135,000	PLN	738,517
2.50%, 7/25/26, Series 0726	5,785,000	PLN	1,351,709
2.50%, 7/25/27, Series 0727	3,505,000	PLN	799,459
2.75%, 10/25/29, Series 1029	3,585,000	PLN	785,978
1.25%, 10/25/30, Series 1030	1,505,000	PLN	290,780

Total Poland			3,966,443

Romania - 1.9%
Romania Government Bonds
4.75%, 2/24/25, Series 10Y	1,045,000	RON	226,050
4.85%, 4/22/26, Series 7Y	600,000	RON	127,895
5.80%, 7/26/27, Series 15YR	1,470,000	RON	315,410
2.50%, 10/25/27, Series 7Y	800,000	RON	152,920
4.15%, 1/26/28, Series 8Y	940,000	RON	189,200
5.00%, 2/12/29, Series 10Y	1,590,000	RON	323,450
3.65%, 9/24/31, Series 15Y	755,000	RON	135,630
4.75%, 10/11/34, Series 15Y	560,000	RON	102,608
4.25%, 4/28/36, Series 5Y	800,000	RON	137,392

Total Romania			1,710,555

South Africa - 5.7%
Republic of South Africa Government Bonds
8.00%, 1/31/30, Series 2030	10,455,000	ZAR	503,081
7.00%, 2/28/31, Series R213	10,267,000	ZAR	447,251
8.25%, 3/31/32, Series 2032	7,895,000	ZAR	357,941
8.88%, 2/28/35, Series 2035	18,810,000	ZAR	826,747
6.25%, 3/31/36, Series R209	7,021,600	ZAR	241,087
8.50%, 1/31/37, Series 2037	17,450,000	ZAR	715,036
9.00%, 1/31/40, Series 2040	12,300,000	ZAR	506,150
6.50%, 2/28/41, Series R214	4,005,000	ZAR	127,325
8.75%, 1/31/44, Series 2044	18,965,000	ZAR	741,787
8.75%, 2/28/48, Series 2048	15,120,000	ZAR	588,284

Total South Africa			5,054,689

Thailand - 4.3%
Thailand Government Bonds
0.75%, 6/17/24	3,025,000	THB	85,270
1.45%, 12/17/24	25,770,000	THB	725,403
3.85%, 12/12/25	5,480,000	THB	160,104
2.88%, 12/17/28	6,752,000	THB	194,571
4.88%, 6/22/29	10,067,000	THB	318,190
1.60%, 12/17/29	15,245,000	THB	407,857
3.65%, 6/20/31	9,000,000	THB	269,353
2.00%, 12/17/31	14,250,000	THB	380,502
1.60%, 6/17/35	6,130,000	THB	150,613
3.40%, 6/17/36	13,952,000	THB	408,042
3.30%, 6/17/38	18,522,000	THB	533,796
2.88%, 6/17/46	6,985,000	THB	176,806

Total Thailand			3,810,507

Turkey - 0.7%
Turkiye Government Bonds
9.00%, 7/24/24	733,000	TRY	21,846
8.00%, 3/12/25	4,657,000	TRY	118,862
12.60%, 10/1/25	3,815,000	TRY	93,617
10.60%, 2/11/26	2,290,000	TRY	53,734
11.00%, 2/24/27	7,106,000	TRY	154,425
10.50%, 8/11/27	5,410,000	TRY	121,787
11.70%, 11/13/30	2,305,000	TRY	50,171

Total Turkey			614,442

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $81,717,984)			72,321,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2023

Investments	Principal Amount†		Value
SUPRANATIONAL BONDS - 6.9%
European Investment Bank
7.75%, 1/30/25	9,850,000	MXN	$544,799
8.00%, 5/5/27(b)	15,815,000	ZAR	830,492
Inter-American Development Bank
7.50%, 12/5/24	890,000	MXN	49,773
International Bank for Reconstruction & Development
8.25%, 12/21/26	4,675,000	ZAR	247,129
6.88%, 2/9/29	10,000,000	MXN	520,105
7.07%, 6/26/29	16,000,000	MXN	832,244
International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	1,482,151
7.50%, 1/18/28	19,700,000	MXN	1,056,824
7.75%, 1/18/30	10,000,000	MXN	533,633

TOTAL SUPRANATIONAL BONDS (Cost: $6,059,390)			6,097,150

REPURCHASE AGREEMENT - 7.0%

United States - 7.0%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/23 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 12/1/23; Proceeds at maturity - $6,240,919 (fully collateralized by Freddie Mac Pool, 5.00% - 6.00% due 10/1/53; Market value including accrued interest - $6,552,001) (Cost: $6,240,000)	6,240,000		6,240,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(d) (Cost: $209,792)	209,792		209,792

TOTAL INVESTMENTS IN SECURITIES - 95.8% (Cost: $94,227,166)			84,868,696
Other Assets less Liabilities - 4.2%			3,699,924

NET ASSETS - 100.0%			$88,568,620

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2023.
(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

Security, or portion thereof, was on loan at November 30, 2023. At November 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $194,115 and the total market value of the collateral held by the Fund was $209,792.

(d)	Rate shown represents annualized 7-day yield as of November 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	12/15/2023	3,230,000	MYR	696,286	USD	$—	$(1,979)
Citibank NA	12/15/2023	9,900,000	CNY	1,368,231	USD	27,793	—
Citibank NA	12/15/2023	4,000,000	CNY	557,841	USD	6,209	—
Citibank NA	12/15/2023	6,200,000	CNY	874,718	USD	—	(440)
Citibank NA	12/15/2023	72,800,000	INR	874,495	USD	—	(1,293)
Citibank NA	12/15/2023	4,900,000	TRY	169,145	USD	—	(1,162)
Citibank NA	12/15/2023	240,053	USD	20,000,000	INR	162	—
Citibank NA	12/15/2023	340,476	USD	6,000,000	MXN	—	(4,308)
Citibank NA	12/18/2023	325,349	USD	6,000,000	ZAR	9,108	—
Citibank NA	12/18/2023	34,500,000	ZAR	1,813,651	USD	4,734	—
Goldman Sachs	12/15/2023	476,000,000	CLP	530,067	USD	17,865	—
Goldman Sachs	12/15/2023	26,400,000	MXN	1,497,922	USD	19,123	—
Goldman Sachs	12/15/2023	1,800,000	MYR	387,305	USD	—	(385)
Goldman Sachs	12/15/2023	214,823	USD	1,000,000	MYR	—	(133)
Goldman Sachs	12/15/2023	165,114	USD	4,900,000	TRY	—	(2,869)
HSBC Holdings PLC	12/15/2023	407,576	USD	34,000,000	INR	—	(238)
Standard Chartered Bank	12/4/2023	870,279	USD	6,200,000	CNH	2,054	—

						$87,048	$(12,807)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Foreign Government Obligations	$—	$72,321,754	$—	$72,321,754
Supranational Bonds	—	6,097,150	—	6,097,150
Repurchase Agreement	—	6,240,000	—	6,240,000
Investment of Cash Collateral for Securities Loaned	—	209,792	—	209,792

Total Investments in Securities	$—	$84,868,696	$—	$84,868,696

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$87,048	$—	$87,048
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(12,807)	$—	$(12,807)

Total - Net	$—	$84,942,937	$—	$84,942,937

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

November 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.5%

U.S. Treasury Notes - 99.5%
U.S. Treasury Floating Rate Notes
5.55%, 1/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.20%)*	$4,806,105,000	$4,812,685,375
5.52%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	4,804,723,000	4,808,581,481
5.48%, 7/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.13%)*	5,081,740,000	5,078,804,838
5.52%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	3,676,610,000	3,674,647,021

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $18,373,559,576)		18,374,718,715
Other Assets less Liabilities - 0.5%		85,566,289

NET ASSETS - 100.0%		$18,460,285,004

*	Floating rate note. Coupon shown is in effect at November 30, 2023. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$18,374,718,715	$—	$18,374,718,715

Total Investments in Securities	$—	$18,374,718,715	$—	$18,374,718,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 96.6%

Canada - 0.8%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)(b)	$554,000	$491,116
4.13%, 12/1/31(a)(b)	273,000	233,680
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	381,000	339,463
Ritchie Bros Holdings, Inc.
6.75%, 3/15/28(a)	199,000	202,743

Total Canada		1,267,002

Germany - 0.7%
Deutsche Bank AG
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(c)	350,000	275,100
4.88%, 12/1/32, (4.875% fixed rate until 12/1/27; 5-year U.S. dollar ICE Swap Rate + 2.553% thereafter)(c)	200,000	176,084
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(c)	700,000	536,172

Total Germany		987,356

United States - 95.1%
ACCO Brands Corp.
4.25%, 3/15/29(a)	255,000	220,769
AdaptHealth LLC
4.63%, 8/1/29(a)	597,000	472,054
Adient Global Holdings Ltd.
4.88%, 8/15/26(a)	200,000	192,724
8.25%, 4/15/31(a)	400,000	406,904
ADT Security Corp.
4.88%, 7/15/32(a)	701,000	615,520
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(a)	130,000	127,884
AECOM
5.13%, 3/15/27	138,000	134,386
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 3/15/26(a)	60,000	56,505
4.88%, 2/15/30(a)	678,000	634,866
Allegiant Travel Co.
7.25%, 8/15/27(a)	147,000	139,791
Allison Transmission, Inc.
5.88%, 6/1/29(a)	480,000	465,883
Ally Financial, Inc.
5.75%, 11/20/25(b)	300,000	294,810
6.70%, 2/14/33	290,000	270,167
AMC Networks, Inc.
4.75%, 8/1/25	927,000	881,021
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	461,000	382,072
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 5/20/25	665,000	652,697
5.88%, 8/20/26	132,000	128,932
5.75%, 5/20/27	126,000	120,450
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	40,000	37,313
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	378,000	371,132
5.75%, 1/15/28(a)	404,000	391,731
Antero Resources Corp.
7.63%, 2/1/29(a)(b)	36,000	36,961
Apache Corp.
4.25%, 1/15/30	25,000	22,736
5.10%, 9/1/40	29,000	23,981
4.75%, 4/15/43(b)	16,000	12,064
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)(b)	190,000	154,609
APX Group, Inc.
5.75%, 7/15/29(a)	483,000	432,338
Aramark Services, Inc.
5.00%, 4/1/25(a)	66,000	65,543
5.00%, 2/1/28(a)	63,000	59,827
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	75,000	74,702
6.25%, 4/1/28(a)	480,000	468,994
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)(b)	396,000	356,907
5.00%, 2/15/32(a)	418,000	365,717
ASGN, Inc.
4.63%, 5/15/28(a)	149,000	138,743
Avantor Funding, Inc.
4.63%, 7/15/28(a)	429,000	402,411
Avient Corp.
5.75%, 5/15/25(a)	104,000	103,787
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	86,000	75,010
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)	400,000	381,036
B&G Foods, Inc.
5.25%, 4/1/25	353,000	347,158
5.25%, 9/15/27(b)	369,000	321,724
Ball Corp.
5.25%, 7/1/25	83,000	82,762
2.88%, 8/15/30	501,000	415,655
Bath & Body Works, Inc.
5.25%, 2/1/28	257,000	247,177
6.63%, 10/1/30(a)(b)	287,000	284,980
BellRing Brands, Inc.
7.00%, 3/15/30(a)(b)	93,000	94,343
Berry Global, Inc.
4.88%, 7/15/26(a)	50,000	48,545
Big River Steel LLC/BRS Finance Corp.
6.63%, 1/31/29(a)	36,000	36,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2023

Investments	Principal Amount	Value
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	$53,000	$49,822
Block, Inc.
3.50%, 6/1/31(b)	30,000	25,119
Boyd Gaming Corp.
4.75%, 12/1/27(b)	291,000	276,150
Brink’s Co.
4.63%, 10/15/27(a)	81,000	76,222
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(a)	456,000	434,007
4.50%, 4/1/27(a)	404,000	354,837
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	220,000	188,795
6.38%, 6/15/32(a)	659,000	650,110
Cable One, Inc.
4.00%, 11/15/30(a)(b)	470,000	367,540
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	475,000	417,791
7.00%, 2/15/30(a)	360,000	360,716
Callon Petroleum Co.
8.00%, 8/1/28(a)	553,000	561,605
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a)	27,000	23,776
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	50,000	47,629
4.75%, 3/1/30(a)	1,280,000	1,121,523
4.50%, 8/15/30(a)	1,147,000	985,330
4.25%, 1/15/34(a)	870,000	679,687
CDI Escrow Issuer, Inc.
5.75%, 4/1/30(a)	485,000	456,235
CDW LLC/CDW Finance Corp.
4.25%, 4/1/28	431,000	406,355
3.25%, 2/15/29	204,000	179,683
Centene Corp.
4.25%, 12/15/27	278,000	262,602
4.63%, 12/15/29	1,449,000	1,347,411
3.00%, 10/15/30	447,000	372,445
2.50%, 3/1/31	442,000	353,277
Central Garden & Pet Co.
4.13%, 10/15/30(b)	248,000	213,166
Century Communities, Inc.
3.88%, 8/15/29(a)	185,000	161,096
Charles River Laboratories International, Inc.
4.00%, 3/15/31(a)	317,000	276,494
Chart Industries, Inc.
7.50%, 1/1/30(a)	265,000	270,599
9.50%, 1/1/31(a)(b)	160,000	170,907
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 4/1/51	310,000	192,222
3.85%, 4/1/61	273,000	163,213
Chemours Co.
5.38%, 5/15/27(b)	336,000	320,426
5.75%, 11/15/28(a)	269,000	243,741
Cheniere Energy Partners LP
4.50%, 10/1/29	133,000	124,105
4.00%, 3/1/31	200,000	176,494
Cheniere Energy, Inc.
4.63%, 10/15/28	144,000	137,144
Chesapeake Energy Corp.
5.88%, 2/1/29(a)	175,000	168,905
6.75%, 4/15/29(a)	160,000	159,829
CHS/Community Health Systems, Inc.
8.00%, 3/15/26(a)	19,000	18,401
5.63%, 3/15/27(a)	747,000	669,857
8.00%, 12/15/27(a)	480,000	456,797
6.88%, 4/1/28(a)	233,000	113,569
6.88%, 4/15/29(a)	705,000	416,542
6.13%, 4/1/30(a)	85,000	48,149
5.25%, 5/15/30(a)	382,000	302,632
4.75%, 2/15/31(a)	1,303,000	969,237
Churchill Downs, Inc.
5.50%, 4/1/27(a)	335,000	323,828
Cinemark USA, Inc.
5.25%, 7/15/28(a)(b)	450,000	405,661
Clarivate Science Holdings Corp.
3.88%, 7/1/28(a)	20,000	18,082
4.88%, 7/1/29(a)(b)	609,000	545,822
Clean Harbors, Inc.
4.88%, 7/15/27(a)	9,000	8,682
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(a)(b)	170,000	157,792
7.75%, 4/15/28(a)(b)	968,000	794,980
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	70,000	65,832
3.75%, 2/15/31(a)	232,000	195,488
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(a)	53,000	53,212
4.63%, 3/1/29(a)(b)	154,000	138,506
6.75%, 4/15/30(a)	330,000	321,476
CNX Resources Corp.
7.25%, 3/14/27(a)	411,000	409,948
Cogent Communications Group, Inc.
3.50%, 5/1/26(a)	93,000	87,208
Coherent Corp.
5.00%, 12/15/29(a)	418,000	380,355
Coinbase Global, Inc.
3.38%, 10/1/28(a)	785,000	632,757
CommScope Technologies LLC
6.00%, 6/15/25(a)	611,000	480,307
5.00%, 3/15/27(a)	545,000	232,301
CommScope, Inc.
6.00%, 3/1/26(a)(b)	704,000	608,207
8.25%, 3/1/27(a)	1,328,000	662,393
7.13%, 7/1/28(a)	25,000	11,730
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	179,000	174,557
Comstock Resources, Inc.
6.75%, 3/1/29(a)	835,000	769,770
5.88%, 1/15/30(a)	253,000	219,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2023

Investments	Principal Amount	Value
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	$222,000	$185,670
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28(a)(b)	186,000	166,615
CoreCivic, Inc.
8.25%, 4/15/26	306,000	312,925
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	560,000	518,274
Crescent Energy Finance LLC
7.25%, 5/1/26(a)	430,000	427,626
Crown Americas LLC
5.25%, 4/1/30	105,000	99,396
CSC Holdings LLC
5.25%, 6/1/24(b)	332,000	316,715
5.50%, 4/15/27(a)	659,000	585,166
5.38%, 2/1/28(a)	340,000	290,921
7.50%, 4/1/28(a)(b)	163,000	111,748
6.50%, 2/1/29(a)	600,000	509,334
5.75%, 1/15/30(a)	862,000	489,668
4.63%, 12/1/30(a)	1,290,000	714,041
3.38%, 2/15/31(a)	410,000	282,035
Curo Group Holdings Corp.
7.50%, 8/1/28(a)	506,000	88,408
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)(b)	186,000	177,269
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	221,000	202,876
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	92,000	88,980
DaVita, Inc.
3.75%, 2/15/31(a)	1,621,000	1,270,216
Delta Air Lines, Inc.
7.38%, 1/15/26	145,000	148,609
DISH DBS Corp.
5.88%, 11/15/24	1,498,000	1,316,817
7.75%, 7/1/26	1,495,000	893,532
5.25%, 12/1/26(a)	583,000	469,933
DISH Network Corp.
11.75%, 11/15/27(a)	350,000	347,872
DT Midstream, Inc.
4.38%, 6/15/31(a)	700,000	615,629
Dycom Industries, Inc.
4.50%, 4/15/29(a)(b)	86,000	77,839
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	286,000	273,888
4.13%, 4/1/29(a)	5,000	4,422
Elanco Animal Health, Inc.
6.65%, 8/28/28(b)	348,000	349,441
Element Solutions, Inc.
3.88%, 9/1/28(a)	291,000	258,967
Enact Holdings, Inc.
6.50%, 8/15/25(a)	170,000	168,392
Encompass Health Corp.
4.50%, 2/1/28	343,000	321,905
4.75%, 2/1/30	181,000	165,584
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	235,000	211,234
4.38%, 3/31/29(a)	651,000	561,689
Energy Transfer LP
5.63%, 5/1/27(a)	519,000	510,431
6.00%, 2/1/29(a)	370,000	364,957
EnLink Midstream LLC
5.63%, 1/15/28(a)	95,000	92,260
6.50%, 9/1/30(a)	259,000	260,743
Entegris Escrow Corp.
5.95%, 6/15/30(a)	107,000	103,437
EQM Midstream Partners LP
6.50%, 7/1/27(a)	1,085,000	1,088,873
5.50%, 7/15/28	146,000	142,048
4.50%, 1/15/29(a)	535,000	490,028
4.75%, 1/15/31(a)	416,000	371,010
6.50%, 7/15/48	279,000	257,001
EQT Corp.
3.90%, 10/1/27(b)	60,000	56,671
7.00%, 2/1/30	103,000	108,112
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	552,000	508,563
FirstCash, Inc.
4.63%, 9/1/28(a)	107,000	98,062
5.63%, 1/1/30(a)	68,000	63,715
Ford Holdings LLC
9.30%, 3/1/30	633,000	699,547
Ford Motor Co.
9.63%, 4/22/30(b)	346,000	396,578
3.25%, 2/12/32	332,000	265,049
5.29%, 12/8/46(b)	498,000	404,496
Ford Motor Credit Co. LLC
4.54%, 8/1/26	180,000	171,344
2.70%, 8/10/26	200,000	181,240
4.95%, 5/28/27	500,000	477,385
5.11%, 5/3/29	478,000	449,009
4.00%, 11/13/30	250,000	214,837
Freeport-McMoRan, Inc.
4.55%, 11/14/24	135,000	133,164
4.63%, 8/1/30	308,000	286,532
Gap, Inc.
3.63%, 10/1/29(a)	512,000	421,811
3.88%, 10/1/31(a)	319,000	252,370
Gartner, Inc.
4.50%, 7/1/28(a)	117,000	109,826
3.75%, 10/1/30(a)	190,000	166,102
Gen Digital, Inc.
6.75%, 9/30/27(a)	445,000	448,435
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/1/25	367,000	366,916
7.75%, 2/1/28	981,000	969,964
Glatfelter Corp.
4.75%, 11/15/29(a)(b)	242,000	146,492
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	463,000	384,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2023

Investments	Principal Amount	Value
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27(a)	$190,000	$155,156
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	252,000	241,350
4.00%, 1/15/31	418,000	357,829
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	193,000	170,350
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	143,000	138,737
4.88%, 3/15/27(b)	525,000	496,928
5.25%, 7/15/31(b)	669,000	579,869
GrafTech Finance, Inc.
4.63%, 12/15/28(a)(b)	223,000	149,626
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	338,000	297,876
Gray Escrow II, Inc.
5.38%, 11/15/31(a)	100,000	71,355
Gray Television, Inc.
5.88%, 7/15/26(a)	549,000	518,596
7.00%, 5/15/27(a)	1,147,000	1,043,621
Griffon Corp.
5.75%, 3/1/28	611,000	577,847
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	310,000	279,639
Gulfport Energy Corp.
8.00%, 5/17/26	210,000	213,020
Hanesbrands, Inc.
4.88%, 5/15/26(a)(b)	365,000	344,027
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26(a)	115,000	104,199
HealthEquity, Inc.
4.50%, 10/1/29(a)	283,000	255,642
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.88%, 9/1/25(a)	265,000	260,238
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	477,000	449,706
3.63%, 2/15/32(a)	656,000	551,735
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	512,000	452,582
4.88%, 7/1/31(a)	245,000	205,883
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 6/1/29(a)	476,000	338,269
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 2/1/28(a)	95,000	88,474
Hologic, Inc.
3.25%, 2/15/29(a)	162,000	142,511
Howmet Aerospace, Inc.
3.00%, 1/15/29	90,000	79,396
Hughes Satellite Systems Corp.
5.25%, 8/1/26	393,000	336,192
6.63%, 8/1/26(b)	509,000	403,561
iHeartCommunications, Inc.
6.38%, 5/1/26	409,424	349,005
8.38%, 5/1/27(b)	986,059	691,484
5.25%, 8/15/27(a)	323,924	249,169
4.75%, 1/15/28(a)(b)	255,000	194,815
Ingevity Corp.
3.88%, 11/1/28(a)	185,000	157,979
IQVIA, Inc.
5.00%, 5/15/27(a)	250,000	243,042
Iron Mountain, Inc.
4.88%, 9/15/27(a)	277,000	262,945
5.25%, 3/15/28(a)	222,000	210,678
5.25%, 7/15/30(a)	355,000	325,542
4.50%, 2/15/31(a)	648,000	562,121
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	330,000	292,786
4.50%, 6/1/31(a)(b)	344,000	278,427
Kennedy-Wilson, Inc.
4.75%, 2/1/30	250,000	191,290
5.00%, 3/1/31	888,000	671,896
Kinetik Holdings LP
5.88%, 6/15/30(a)	200,000	191,444
Kohl’s Corp.
4.63%, 5/1/31	405,000	296,999
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	597,000	551,729
4.75%, 6/15/29(a)	168,000	146,328
Lamar Media Corp.
3.63%, 1/15/31	326,000	279,268
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	63,000	60,349
4.13%, 1/31/30(a)	388,000	347,861
Level 3 Financing, Inc.
4.63%, 9/15/27(a)	1,100,000	584,650
4.25%, 7/1/28(a)	535,000	213,759
3.63%, 1/15/29(a)	832,000	300,077
3.75%, 7/15/29(a)	427,000	152,729
10.50%, 5/15/30(a)(b)	789,000	732,736
Levi Strauss & Co.
3.50%, 3/1/31(a)(b)	150,000	126,146
Light & Wonder International, Inc.
7.00%, 5/15/28(a)	153,000	153,641
Lithia Motors, Inc.
3.88%, 6/1/29(a)	215,000	189,695
4.38%, 1/15/31(a)	414,000	357,025
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)(b)	356,000	334,864
LPL Holdings, Inc.
4.00%, 3/15/29(a)	130,000	115,961
LSB Industries, Inc.
6.25%, 10/15/28(a)	332,000	310,948
Lumen Technologies, Inc.
5.63%, 4/1/25	35,000	27,213
5.13%, 12/15/26(a)(b)	34,000	16,283
4.00%, 2/15/27(a)	648,000	343,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2023

Investments	Principal Amount	Value
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)(b)	$241,000	$227,121
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	279,000	235,124
Masonite International Corp.
5.38%, 2/1/28(a)	118,000	112,632
Match Group Holdings II LLC
4.63%, 6/1/28(a)	50,000	46,653
Mattel, Inc.
3.38%, 4/1/26(a)	41,000	38,477
3.75%, 4/1/29(a)	173,000	153,439
MGIC Investment Corp.
5.25%, 8/15/28	67,000	63,389
MGM Resorts International
5.50%, 4/15/27	460,000	446,844
Michaels Cos., Inc.
7.88%, 5/1/29(a)	1,340,000	762,138
MicroStrategy, Inc.
6.13%, 6/15/28(a)	216,000	199,370
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	410,000	367,881
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)	487,000	373,091
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	610,000	531,609
Moog, Inc.
4.25%, 12/15/27(a)	137,000	127,476
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(a)	402,000	394,430
MPH Acquisition Holdings LLC
5.50%, 9/1/28(a)	552,000	480,212
5.75%, 11/1/28(a)(b)	816,000	635,240
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26(b)	448,000	391,306
5.00%, 10/15/27(b)	789,000	630,663
4.63%, 8/1/29	407,000	291,245
MSCI, Inc.
4.00%, 11/15/29(a)	166,000	150,067
Murphy Oil USA, Inc.
4.75%, 9/15/29	201,000	186,249
3.75%, 2/15/31(a)	31,000	26,290
Nabors Industries, Inc.
7.38%, 5/15/27(a)	715,000	692,006
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	760,000	740,894
5.13%, 12/15/30(a)	352,000	304,413
Navient Corp.
6.13%, 3/25/24	393,000	393,310
5.00%, 3/15/27	265,000	247,507
4.88%, 3/15/28(b)	559,000	496,297
5.50%, 3/15/29(b)	445,000	390,065
NCR Corp.
5.13%, 4/15/29(a)	757,000	693,965
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 9/30/28(a)	232,000	187,029
Newell Brands, Inc.
5.20%, 4/1/26	1,000,000	965,720
6.63%, 9/15/29(b)	510,000	500,922
6.50%, 4/1/46	14,000	11,218
News Corp.
3.88%, 5/15/29(a)	191,000	170,210
5.13%, 2/15/32(a)	225,000	204,946
Nexstar Media, Inc.
5.63%, 7/15/27(a)	690,000	653,727
4.75%, 11/1/28(a)(b)	684,000	605,969
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 2/1/26(a)	1,162,000	1,166,706
Nordstrom, Inc.
5.00%, 1/15/44	441,000	292,723
NRG Energy, Inc.
5.25%, 6/15/29(a)	753,000	704,537
3.63%, 2/15/31(a)	605,000	498,103
3.88%, 2/15/32(a)	487,000	398,493
NuStar Logistics LP
6.00%, 6/1/26	125,000	124,835
5.63%, 4/28/27	294,000	289,505
6.38%, 10/1/30	255,000	248,752
Occidental Petroleum Corp.
2.90%, 8/15/24	199,000	194,532
3.50%, 6/15/25	277,000	268,363
5.88%, 9/1/25	169,000	169,615
6.45%, 9/15/36	473,000	486,145
4.40%, 8/15/49	954,000	679,439
Olin Corp.
5.13%, 9/15/27	113,000	107,892
5.63%, 8/1/29(b)	31,000	29,640
5.00%, 2/1/30(b)	281,000	258,219
ON Semiconductor Corp.
3.88%, 9/1/28(a)	46,000	41,636
OneMain Finance Corp.
6.88%, 3/15/25	337,000	339,918
7.13%, 3/15/26(b)	884,000	891,947
6.63%, 1/15/28	144,000	140,332
5.38%, 11/15/29	448,000	403,675
4.00%, 9/15/30(b)	583,000	475,419
Option Care Health, Inc.
4.38%, 10/31/29(a)	190,000	168,099
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	650,000	577,707
5.13%, 4/30/31(a)	760,000	599,199
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)(b)	41,000	38,692
4.25%, 1/15/29(a)	167,000	144,554
4.63%, 3/15/30(a)	500,000	429,670
Owens & Minor, Inc.
4.50%, 3/31/29(a)	291,000	250,001
6.63%, 4/1/30(a)(b)	361,000	338,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2023

Investments	Principal Amount	Value
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)(b)	$168,000	$166,485
7.25%, 5/15/31(a)	155,000	154,076
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(a)	273,000	249,050
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27(a)(b)	321,000	295,564
Paramount Global
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	760,000	612,940
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 6/1/25(a)	309,000	311,070
5.88%, 10/1/28(a)	42,000	39,760
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	113,000	103,457
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	331,000	319,319
Penske Automotive Group, Inc.
3.50%, 9/1/25	20,000	19,291
3.75%, 6/15/29	70,000	60,983
Performance Food Group, Inc.
5.50%, 10/15/27(a)	266,000	257,863
4.25%, 8/1/29(a)	197,000	176,553
Permian Resources Operating LLC
8.00%, 4/15/27(a)	262,000	268,018
Pilgrim’s Pride Corp.
4.25%, 4/15/31	261,000	226,295
3.50%, 3/1/32	294,000	238,313
Post Holdings, Inc.
5.50%, 12/15/29(a)	216,000	203,591
4.63%, 4/15/30(a)	1,624,000	1,452,993
4.50%, 9/15/31(a)	162,000	141,256
PRA Health Sciences, Inc.
2.88%, 7/15/26(a)	200,000	185,722
Prestige Brands, Inc.
3.75%, 4/1/31(a)	239,000	199,467
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24(a)	393,000	391,573
5.75%, 4/15/26(a)	541,000	535,714
3.38%, 8/31/27(a)	307,000	278,053
6.25%, 1/15/28(a)	254,000	244,226
PROG Holdings, Inc.
6.00%, 11/15/29(a)	312,000	272,910
PTC, Inc.
4.00%, 2/15/28(a)	87,000	80,459
Qorvo, Inc.
4.38%, 10/15/29	266,000	241,648
QVC, Inc.
4.85%, 4/1/24	325,000	319,335
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	98,000	40,790
Range Resources Corp.
8.25%, 1/15/29	37,000	38,371
Realogy Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)(b)	845,000	601,167
5.25%, 4/15/30(a)(b)	460,000	311,760
Regal Rexnord Corp.
6.05%, 4/15/28(a)	680,000	669,521
6.30%, 2/15/30(a)	615,000	607,749
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	128,000	121,974
Rithm Capital Corp.
6.25%, 10/15/25(a)	278,000	269,510
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	7,000	6,546
4.00%, 9/15/29(a)	140,000	121,072
ROBLOX Corp.
3.88%, 5/1/30(a)	200,000	172,034
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	74,000	66,432
Sabra Health Care LP
5.13%, 8/15/26	30,000	29,054
3.20%, 12/1/31	174,000	136,219
Scripps Escrow II, Inc.
3.88%, 1/15/29(a)	450,000	380,659
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)(b)	253,000	232,158
Select Medical Corp.
6.25%, 8/15/26(a)	341,000	338,913
Sensata Technologies BV
4.00%, 4/15/29(a)	393,000	353,079
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	283,000	239,551
Service Corp. International
4.63%, 12/15/27	7,000	6,664
3.38%, 8/15/30	638,000	539,301
Service Properties Trust
7.50%, 9/15/25	511,000	513,284
Silgan Holdings, Inc.
4.13%, 2/1/28	40,000	37,042
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	727,000	533,618
4.13%, 12/1/30(a)	135,000	94,832
Sirius XM Radio, Inc.
4.00%, 7/15/28(a)	433,000	387,379
5.50%, 7/1/29(a)	1,717,000	1,597,291
4.13%, 7/1/30(a)	1,249,000	1,059,664
Six Flags Entertainment Corp.
7.25%, 5/15/31(a)(b)	80,000	77,224
Skyworks Solutions, Inc.
1.80%, 6/1/26	20,000	18,376
3.00%, 6/1/31	189,000	154,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2023

Investments	Principal Amount	Value
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	$313,000	$276,385
4.88%, 11/15/31(a)(b)	371,000	313,191
Southwestern Energy Co.
5.38%, 3/15/30	400,000	379,988
4.75%, 2/1/32	500,000	447,485
Spectrum Brands, Inc.
3.88%, 3/15/31(a)(b)	100,000	85,437
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	426,000	413,084
Stagwell Global LLC
5.63%, 8/15/29(a)	635,000	556,793
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	188,000	173,466
Station Casinos LLC
4.50%, 2/15/28(a)	94,000	85,109
4.63%, 12/1/31(a)	203,000	172,300
Stericycle, Inc.
3.88%, 1/15/29(a)	85,000	75,193
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 6/1/31(a)	250,000	221,482
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29(a)	120,000	112,489
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00%, 10/15/26(a)(c)	510,000	507,139
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	275,000	239,638
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	317,000	289,839
4.50%, 4/30/30(b)	126,000	113,496
Talos Production, Inc.
12.00%, 1/15/26	125,000	129,443
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	494,000	455,838
TEGNA, Inc.
4.63%, 3/15/28	1,189,000	1,085,117
Teleflex, Inc.
4.25%, 6/1/28(a)	204,000	189,167
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)(b)	595,000	516,496
3.88%, 10/15/31(a)	180,000	144,853
Tenet Healthcare Corp.
6.13%, 10/1/28(b)	1,025,000	994,516
4.38%, 1/15/30	100,000	89,427
6.13%, 6/15/30	1,350,000	1,319,665
Terex Corp.
5.00%, 5/15/29(a)	183,000	167,912
TerraForm Power Operating LLC
4.75%, 1/15/30(a)	532,000	479,768
Thor Industries, Inc.
4.00%, 10/15/29(a)	237,000	204,507
TopBuild Corp.
4.13%, 2/15/32(a)	160,000	137,416
Townsquare Media, Inc.
6.88%, 2/1/26(a)	440,000	424,332
TransDigm, Inc.
4.63%, 1/15/29	420,000	379,319
4.88%, 5/1/29	849,000	770,493
Transocean, Inc.
11.50%, 1/30/27(a)	672,000	699,660
8.75%, 2/15/30(a)	289,750	297,417
Travel & Leisure Co.
6.63%, 7/31/26(a)	343,000	343,175
TreeHouse Foods, Inc.
4.00%, 9/1/28	282,000	241,677
TriNet Group, Inc.
3.50%, 3/1/29(a)	197,000	171,567
Tronox, Inc.
4.63%, 3/15/29(a)	703,000	597,887
TTM Technologies, Inc.
4.00%, 3/1/29(a)	189,000	167,821
Tutor Perini Corp.
6.88%, 5/1/25(a)	237,000	217,158
U.S. Foods, Inc.
4.75%, 2/15/29(a)	338,000	313,664
United Airlines, Inc.
4.38%, 4/15/26(a)	351,000	334,222
4.63%, 4/15/29(a)	652,000	582,301
United Natural Foods, Inc.
6.75%, 10/15/28(a)(b)	214,000	164,001
United Rentals North America, Inc.
5.50%, 5/15/27	191,000	188,379
3.88%, 11/15/27	405,000	380,680
4.88%, 1/15/28	101,000	97,230
5.25%, 1/15/30	149,000	142,475
3.88%, 2/15/31	200,000	174,230
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 1/15/30(a)	672,000	436,444
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.50%, 2/15/29(a)	162,000	108,120
Urban One, Inc.
7.38%, 2/1/28(a)	467,000	398,669
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 4/1/26	653,000	650,375
6.88%, 9/1/27(b)	66,000	65,200
Valvoline, Inc.
3.63%, 6/15/31(a)	208,000	170,864
Vector Group Ltd.
5.75%, 2/1/29(a)	346,000	308,864
VeriSign, Inc.
5.25%, 4/1/25	1,000	995
VICI Properties LP
5.13%, 5/15/32	265,000	244,107
VICI Properties LP/VICI Note Co., Inc.
5.75%, 2/1/27(a)	430,000	422,965
Victoria’s Secret & Co.
4.63%, 7/15/29(a)(b)	269,000	218,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2023

Investments	Principal Amount	Value
Vista Outdoor, Inc.
4.50%, 3/15/29(a)(b)	$275,000	$262,993
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	166,000	161,975
5.00%, 7/31/27(a)	475,000	452,993
Vontier Corp.
1.80%, 4/1/26	9,000	8,169
2.40%, 4/1/28	75,000	64,098
2.95%, 4/1/31	318,000	254,002
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	31,000	31,525
Western Digital Corp.
4.75%, 2/15/26	796,000	768,610
2.85%, 2/1/29	305,000	249,716
William Carter Co.
5.63%, 3/15/27(a)	19,000	18,546
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	81,000	74,553
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)(b)	362,000	278,259
WW International, Inc.
4.50%, 4/15/29(a)	14,000	8,053
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	66,000	60,834
Xerox Holdings Corp.
5.00%, 8/15/25(a)	794,000	760,771
5.50%, 8/15/28(a)	103,000	85,999
XHR LP
6.38%, 8/15/25(a)	81,000	80,369
4.88%, 6/1/29(a)	89,000	79,863
Yum! Brands, Inc.
3.63%, 3/15/31	120,000	103,157
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	170,000	143,856
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)	108,000	93,262

Total United States		146,644,469

TOTAL CORPORATE BONDS (Cost: $163,322,859)		148,898,827

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.9%

United States - 11.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(d) (Cost: $18,379,490)	18,379,490	18,379,490

TOTAL INVESTMENTS IN SECURITIES - 108.5% (Cost: $181,702,349)		167,278,317
Other Assets less Liabilities - (8.5)%		(13,112,153)

NET ASSETS - 100.0%		$154,166,164

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at November 30, 2023. At November 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,548,259 and the total market value of the collateral held by the Fund was $19,167,240. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $787,750.

(c)	Rate shown reflects the accrual rate as of November 30, 2023 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of November 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	20	3/28/24	$(4,089,219)	$4,609
5 Year U.S. Treasury Note	1,219	3/28/24	(130,252,055)	(943,235)
U.S. Treasury Long Bond	9	3/19/24	(1,047,937)	(13,829)
U.S. Treasury Ultra Long Term Bond	18	3/19/24	(2,214,000)	(42,047)
Ultra 10 Year U.S. Treasury Note	9	3/19/24	(1,021,641)	(11,320)

			$(138,624,852)	$(1,005,822)

Long Exposure
10 Year U.S. Treasury Note	2	3/19/24	$219,594	$(1,000)

Total - Net			$(138,405,258)	$(1,006,822)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$148,898,827	$—	$148,898,827
Investment of Cash Collateral for Securities Loaned	—	18,379,490	—	18,379,490

Total Investments in Securities	$—	$167,278,317	$—	$167,278,317

Financial Derivative Instruments
Futures Contracts[1]	$4,609	$—	$—	$4,609
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,011,431)	$—	$—	$(1,011,431)

Total - Net	$(1,006,822)	$167,278,317	$—	$166,271,495

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 28.5%

Federal Farm Credit Bank - 0.3%
0.88%, 11/18/24	$100,000	$95,943
1.13%, 1/6/25	300,000	287,223
1.75%, 2/14/25	300,000	288,606

Total Federal Farm Credit Bank		671,772

Federal Home Loan Bank - 0.4%
0.50%, 4/14/25	450,000	423,697
3.25%, 11/16/28	265,000	252,505
5.50%, 7/15/36, Series 677	15,000	16,101

Total Federal Home Loan Bank		692,303

Federal Home Loan Mortgage Corporation - 8.2%
0.38%, 7/21/25	140,000	130,388
0.38%, 9/23/25	450,000	415,786
3.00%, 4/1/27	9,849	9,573
2.50%, 3/1/28	10,824	10,339
2.50%, 4/1/28	27,484	26,199
3.50%, 1/1/29	11,493	11,113
2.50%, 6/1/29	20,897	19,800
3.00%, 8/1/29	11,209	10,714
2.50%, 1/1/30	12,633	11,934
2.50%, 2/1/30	18,114	17,062
3.00%, 4/1/30	19,038	18,098
2.50%, 5/1/30	75,056	70,479
6.75%, 3/15/31	50,000	56,714
3.00%, 4/1/31	84,559	79,968
2.50%, 12/1/31	21,792	20,280
3.00%, 7/1/32	98,057	92,091
6.25%, 7/15/32	39,000	43,775
3.50%, 9/1/32	18,940	18,023
2.50%, 11/1/32	10,445	9,653
3.00%, 1/1/33	9,482	8,881
3.00%, 9/1/33	6,595	6,136
4.00%, 11/1/33	6,305	6,112
3.00%, 2/1/34	17,904	16,613
4.00%, 5/1/34	20,560	19,747
2.50%, 4/1/35	66,366	60,110
2.50%, 5/1/35	8,693	7,868
3.00%, 5/1/35	14,681	13,584
3.50%, 6/1/35	14,028	13,203
2.00%, 8/1/35	55,446	48,846
2.00%, 10/1/35	139,078	122,496
2.50%, 10/1/35	79,299	71,773
1.50%, 12/1/35	176,742	150,184
1.50%, 2/1/36	200,820	170,644
2.00%, 2/1/36	164,263	144,535
2.00%, 7/1/36	36,982	32,405
1.00%, 8/1/36	39,427	33,145
1.50%, 8/1/36	38,312	32,549
2.00%, 9/1/36	76,343	66,856
1.00%, 10/1/36	20,338	17,072
2.00%, 10/1/36	40,867	35,780
2.00%, 11/1/36	49,242	43,107
1.50%, 1/1/37	101,519	86,248
1.50%, 2/1/37	63,066	53,579
1.50%, 3/1/37	98,720	83,727
2.50%, 6/1/37	79,086	71,399
4.00%, 9/1/37	20,631	19,854
3.50%, 10/1/37	21,466	20,222
4.00%, 10/1/37	25,925	24,810
5.50%, 4/1/38	17,791	18,141
5.50%, 10/1/38	23,724	23,765
2.93%, 11/15/38(a)	50,000	23,675
4.50%, 12/1/40	25,404	24,656
1.50%, 1/1/41	83,098	66,804
2.00%, 1/1/41	71,718	59,809
2.00%, 2/1/41	36,882	30,773
4.00%, 2/1/41	37,478	35,308
2.00%, 4/1/41	127,389	105,836
2.00%, 8/1/41	184,892	153,442
1.50%, 12/1/41	65,717	52,225
2.00%, 12/1/41	21,768	18,103
1.50%, 1/1/42	66,356	52,713
2.00%, 1/1/42	43,551	36,056
2.50%, 1/1/42	62,967	53,833
3.50%, 3/1/42	22,903	20,868
3.50%, 6/1/42	269,918	245,616
3.50%, 6/1/43	38,699	34,953
3.00%, 7/1/43	45,074	39,775
3.00%, 8/1/43	46,916	41,341
4.00%, 12/1/43	7,993	7,494
3.00%, 1/1/44	46,457	40,990
3.50%, 9/1/44	35,274	32,111
4.00%, 9/1/44	21,327	19,910
3.50%, 1/1/45	51,203	46,089
4.50%, 7/1/45	13,293	12,901
3.50%, 8/1/45	22,631	20,393
3.50%, 9/1/45	28,281	25,460
4.00%, 11/1/45	15,146	14,079
3.00%, 1/1/46	183,038	159,018
4.00%, 2/1/46	32,950	30,585
3.50%, 3/1/46	15,213	13,690
3.50%, 4/1/46	61,133	54,792
3.50%, 5/1/46	6,656	5,965
3.00%, 9/1/46	283,317	245,925
4.50%, 9/1/46	32,690	31,516
3.00%, 10/1/46	30,734	26,697
3.00%, 11/1/46	30,487	26,446
4.00%, 11/1/46	8,551	7,942
3.00%, 2/1/47	464,349	402,831
3.50%, 2/1/47	64,958	58,220
4.00%, 2/1/47	7,121	6,613
4.50%, 4/1/47	6,623	6,325
3.50%, 5/1/47	6,624	5,929
3.50%, 7/1/47	156,967	142,835
4.00%, 7/1/47	39,143	36,271
3.50%, 8/1/47	38,312	34,290
4.00%, 8/1/47	16,182	15,011
3.50%, 10/1/47	9,589	8,582
3.50%, 11/1/47	132,745	119,687
3.50%, 12/1/47	41,242	36,862
4.00%, 2/1/48	14,484	13,433
3.50%, 7/1/48	31,950	28,540
4.00%, 7/1/48	66,721	62,155
3.00%, 11/1/48	183,486	159,165
5.00%, 3/1/49	25,483	24,948
3.50%, 6/1/49	43,072	38,498
3.50%, 7/1/49	23,846	21,339
3.50%, 8/1/49	170,100	151,940
4.00%, 8/1/49	52,777	48,753
2.50%, 9/1/49	85,027	69,765
3.00%, 10/1/49	80,722	69,026
5.00%, 10/1/49	9,620	9,418
3.00%, 12/1/49	353,779	303,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
3.00%, 1/1/50	$65,265	$55,975
3.00%, 2/1/50	50,856	43,548
3.00%, 4/1/50	83,376	71,795
3.50%, 4/1/50	101,305	90,811
4.00%, 5/1/50	64,996	60,260
2.50%, 6/1/50	168,536	138,185
3.00%, 6/1/50	92,470	79,134
2.50%, 7/1/50	236,760	194,512
2.00%, 8/1/50	550,856	431,970
2.50%, 8/1/50	149,639	122,982
2.50%, 9/1/50	261,700	212,067
2.50%, 10/1/50	232,568	190,894
1.50%, 11/1/50	59,747	44,328
2.00%, 11/1/50	183,825	143,994
1.50%, 12/1/50	40,788	30,254
2.00%, 12/1/50	206,508	161,679
1.50%, 1/1/51	40,703	30,183
2.00%, 1/1/51	357,998	280,106
2.50%, 1/1/51	63,237	51,594
3.00%, 1/1/51	80,518	68,560
4.50%, 1/1/51	41,843	39,764
1.50%, 2/1/51	80,317	59,543
2.00%, 3/1/51	119,705	94,132
2.50%, 3/1/51	99,836	81,430
1.50%, 4/1/51	252,130	186,751
2.00%, 4/1/51	96,327	75,295
2.00%, 5/1/51	180,612	141,052
2.50%, 5/1/51	661,097	536,168
3.00%, 7/1/51	255,115	217,343
2.50%, 9/1/51	335,470	273,001
2.00%, 10/1/51	540,565	421,520
2.50%, 10/1/51	159,628	131,121
2.00%, 11/1/51	221,587	172,609
2.00%, 12/1/51	634,328	497,024
2.50%, 12/1/51	122,084	99,259
2.00%, 1/1/52	139,216	108,349
2.50%, 2/1/52	268,934	219,853
3.00%, 2/1/52	244,596	207,058
3.50%, 2/1/52	99,028	87,046
2.00%, 3/1/52	22,866	17,791
3.00%, 4/1/52	59,106	49,841
3.50%, 5/1/52	113,397	99,722
3.00%, 6/1/52	68,748	58,302
3.50%, 6/1/52	70,286	61,732
4.00%, 6/1/52	267,970	244,472
4.50%, 6/1/52	45,133	42,290
4.00%, 7/1/52	37,462	34,050
4.50%, 9/1/52	183,904	172,365
5.00%, 9/1/52	46,005	44,381
4.00%, 10/1/52	95,806	87,057
4.50%, 11/1/52	329,573	308,811
4.00%, 12/1/52	33,420	30,360
4.50%, 1/1/53	23,922	22,415
3.50%, 2/1/53	119,898	106,188
5.00%, 4/1/53	416,682	401,201
5.00%, 5/1/53	246,059	236,910
5.50%, 6/1/53	262,315	258,597
5.00%, 7/1/53	218,733	210,601
5.50%, 9/1/53	489,620	482,679
6.00%, 9/1/53	242,806	243,709
6.50%, 10/1/53	146,436	148,827
6.00%, 12/1/53	200,000	200,744

Total Federal Home Loan Mortgage Corporation		16,101,219

Federal National Mortgage Association - 12.3%
0.63%, 4/22/25	250,000	235,548
0.50%, 6/17/25	150,000	140,222
0.38%, 8/25/25	340,000	315,180
4.00%, 9/1/25	3,185	3,135
5.50%, 10/1/25	7,304	7,250
2.13%, 4/24/26	25,000	23,610
4.00%, 7/1/26	586	578
1.88%, 9/24/26	39,000	36,318
3.50%, 10/1/26	17,842	17,419
3.00%, 11/1/26	7,471	7,266
3.50%, 12/1/26	2,020	1,975
3.00%, 2/1/27	23,132	22,400
3.00%, 6/1/27	19,382	18,725
3.00%, 9/1/27	9,629	9,284
2.50%, 8/1/28	9,097	8,651
3.00%, 9/1/28	8,035	7,710
3.00%, 11/1/28	5,042	4,834
7.25%, 5/15/30	150,000	172,650
3.50%, 4/1/31	13,513	12,938
2.50%, 6/1/31	9,406	8,766
2.50%, 7/1/31	9,781	9,107
3.00%, 8/1/31	80,663	76,668
2.50%, 10/1/31	220,561	205,226
3.50%, 11/1/31	21,097	20,383
2.50%, 4/1/32	12,404	11,570
2.50%, 9/1/32	35,843	33,343
3.00%, 9/1/32	15,265	14,470
3.00%, 10/1/32	17,157	16,078
3.50%, 1/1/33	9,780	9,301
3.50%, 2/1/33	21,912	20,964
3.00%, 6/1/33	58,401	54,218
5.00%, 10/1/33	73,219	72,806
6.00%, 2/1/34	24,500	25,288
4.00%, 3/1/34	12,066	11,841
2.50%, 5/1/34	14,141	12,814
3.00%, 6/1/34	6,361	5,900
4.00%, 8/1/34	7,063	6,772
3.00%, 1/1/35	7,876	7,305
2.50%, 5/1/35	16,371	14,817
2.00%, 7/1/35	46,720	41,140
2.50%, 8/1/35	37,564	34,464
2.00%, 9/1/35	222,095	195,574
1.50%, 10/1/35	35,812	30,431
2.00%, 10/1/35	81,254	71,435
1.50%, 12/1/35	186,652	158,605
2.00%, 12/1/35	215,088	189,034
3.50%, 1/1/36	7,357	6,915
2.50%, 2/1/36	14,032	12,700
1.50%, 3/1/36	122,716	104,257
2.00%, 3/1/36	15,758	13,810
1.50%, 4/1/36	172,174	146,334
3.00%, 4/1/36	15,560	14,313
2.00%, 6/1/36	74,649	65,474
3.00%, 6/1/36	37,125	33,859
3.50%, 7/1/36	18,222	17,182
2.00%, 9/1/36	23,903	20,929
3.00%, 9/1/36	76,431	69,706
2.00%, 10/1/36	320,789	280,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
1.50%, 11/1/36	$143,251	$121,703
2.00%, 11/1/36	197,778	173,140
3.00%, 11/1/36	44,021	40,311
2.50%, 12/1/36	73,772	66,727
2.00%, 1/1/37	20,228	17,719
2.50%, 1/1/37	113,791	102,566
2.00%, 2/1/37	225,661	197,446
3.00%, 4/1/37	51,447	47,824
3.50%, 5/1/37	36,214	34,420
3.50%, 7/1/37	16,320	15,350
2.00%, 8/1/37	56,806	49,641
5.50%, 8/1/37	150,395	152,520
3.00%, 9/1/37	46,151	42,662
4.00%, 10/1/37	20,604	19,827
3.50%, 4/1/38	9,102	8,529
4.50%, 9/1/39	8,402	8,153
3.00%, 12/1/39	27,991	25,062
4.50%, 8/1/40	16,666	16,153
2.00%, 9/1/40	50,058	41,890
2.50%, 9/1/40	51,446	44,366
4.50%, 9/1/40	161,449	156,484
5.50%, 9/1/40	30,000	30,497
2.00%, 11/1/40	16,831	14,044
2.50%, 12/1/40	28,626	24,669
3.50%, 12/1/40	59,405	54,051
3.50%, 2/1/41	182,237	165,813
2.00%, 3/1/41	18,960	15,739
2.00%, 4/1/41	19,573	16,262
2.00%, 5/1/41	63,332	52,546
1.50%, 6/1/41	41,093	32,774
1.50%, 7/1/41	49,370	39,360
2.50%, 10/1/41	142,849	121,982
3.50%, 10/1/41	120,458	109,601
2.00%, 11/1/41	168,797	139,821
3.00%, 2/1/42	20,712	18,312
2.50%, 5/1/42	22,296	18,964
3.50%, 6/1/42	5,721	5,206
3.00%, 1/1/43	50,216	44,259
3.00%, 4/1/43	37,851	33,353
3.00%, 5/1/43	31,244	27,535
3.00%, 6/1/43	61,115	53,863
4.00%, 6/1/43	3,662	3,438
3.00%, 8/1/43	273,395	240,906
3.00%, 9/1/43	43,392	38,238
4.00%, 11/1/43	6,537	6,120
4.00%, 2/1/44	48,143	45,093
4.50%, 2/1/44	65,563	63,373
4.50%, 4/1/44	69,971	68,565
4.00%, 9/1/44	32,947	30,717
4.00%, 12/1/44	72,996	68,470
3.50%, 2/1/45	55,074	50,116
5.00%, 2/1/45	28,999	28,728
3.50%, 4/1/45	35,430	32,138
3.50%, 6/1/45	59,105	53,675
4.00%, 6/1/45	25,043	23,447
3.50%, 8/1/45	32,420	29,408
3.50%, 12/1/45	32,738	29,459
3.50%, 2/1/46	16,439	14,793
3.50%, 4/1/46	5,783	5,183
3.00%, 5/1/46	37,960	32,929
3.50%, 5/1/46	12,468	11,175
3.50%, 6/1/46	66,273	59,399
4.00%, 7/1/46	9,306	8,631
3.00%, 9/1/46	21,004	18,220
4.00%, 10/1/46	10,402	9,649
2.50%, 11/1/46	7,834	6,530
3.00%, 11/1/46	285,109	247,355
3.50%, 11/1/46	11,453	10,306
4.50%, 11/1/46	13,400	12,891
3.50%, 12/1/46	60,738	54,847
3.50%, 1/1/47	61,941	55,516
4.00%, 1/1/47	72,398	67,145
4.00%, 2/1/47	8,082	7,496
4.00%, 3/1/47	44,027	40,797
4.00%, 5/1/47	19,499	18,068
4.50%, 5/1/47	72,773	69,964
3.50%, 7/1/47	75,619	67,588
4.00%, 8/1/47	135,204	125,574
3.50%, 9/1/47	70,619	64,131
3.50%, 11/1/47	8,290	7,410
4.50%, 11/1/47	50,340	48,058
3.00%, 12/1/47	49,376	42,831
3.50%, 12/1/47	31,637	28,236
3.50%, 1/1/48	87,253	78,764
4.00%, 1/1/48	46,733	43,304
4.00%, 4/1/48	173,520	160,862
4.50%, 5/1/48	14,929	14,211
4.50%, 6/1/48	172,127	163,844
4.50%, 7/1/48	23,531	22,417
4.00%, 9/1/48	64,944	60,206
4.00%, 11/1/48	401,105	371,675
4.00%, 1/1/49	93,942	86,917
5.00%, 5/1/49	33,733	33,024
4.00%, 6/1/49	157,544	145,985
4.50%, 7/1/49	12,247	11,689
3.00%, 9/1/49	233,937	199,443
4.00%, 9/1/49	85,159	78,751
3.00%, 10/1/49	68,686	58,817
4.00%, 10/1/49	9,293	8,584
3.50%, 11/1/49	134,608	120,985
5.00%, 11/1/49	34,367	33,661
2.50%, 1/1/50	53,863	44,195
3.50%, 1/1/50	77,387	69,125
4.50%, 1/1/50	62,159	59,071
3.00%, 3/1/50	114,533	98,381
4.00%, 3/1/50	55,538	51,411
4.50%, 3/1/50	61,121	58,312
5.00%, 3/1/50	108,648	106,446
3.00%, 4/1/50	83,147	71,018
3.50%, 4/1/50	138,707	124,169
3.50%, 5/1/50	109,956	98,054
4.00%, 5/1/50	43,550	39,981
2.50%, 6/1/50	202,961	165,897
2.50%, 7/1/50	251,626	206,123
3.00%, 7/1/50	119,187	101,806
2.00%, 8/1/50	202,332	158,676
2.50%, 8/1/50	87,875	71,784
3.00%, 8/1/50	27,418	23,592
2.00%, 9/1/50	1,173,079	920,941
2.50%, 9/1/50	267,690	221,096
2.00%, 10/1/50	309,763	244,329
1.50%, 11/1/50	200,173	148,512
2.00%, 11/1/50	177,568	139,322
2.50%, 11/1/50	152,483	125,636
1.50%, 12/1/50	338,099	250,782
2.00%, 12/1/50	1,426,537	1,118,476
2.50%, 12/1/50	305,261	250,891
3.00%, 12/1/50	55,417	47,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
1.50%, 1/1/51	$36,591	$27,134
2.00%, 1/1/51	203,372	159,075
1.50%, 2/1/51	62,055	46,004
2.50%, 2/1/51	667,495	547,095
1.50%, 3/1/51	215,724	159,954
2.00%, 3/1/51	1,367,059	1,082,620
2.00%, 4/1/51	710,647	553,829
2.50%, 5/1/51	602,657	491,028
2.00%, 6/1/51	103,484	81,277
2.50%, 6/1/51	280,986	230,780
2.00%, 7/1/51	356,818	278,762
3.00%, 7/1/51	214,237	182,009
1.50%, 8/1/51	66,725	49,377
2.50%, 8/1/51	626,906	510,322
2.00%, 9/1/51	415,395	323,721
2.50%, 9/1/51	433,403	351,451
3.50%, 9/1/51	48,304	42,496
2.00%, 10/1/51	534,917	416,866
1.50%, 11/1/51	68,244	50,524
3.00%, 11/1/51	107,152	90,905
2.00%, 12/1/51	667,014	519,355
2.50%, 12/1/51	187,277	153,425
3.00%, 12/1/51	101,856	85,982
2.00%, 1/1/52	558,559	434,718
2.50%, 1/1/52	173,020	142,299
2.50%, 2/1/52	353,065	288,630
2.50%, 3/1/52	607,956	494,621
1.50%, 4/1/52	23,093	17,089
2.00%, 4/1/52	148,454	115,331
2.50%, 4/1/52	373,828	305,249
3.00%, 5/1/52	56,567	47,700
3.50%, 6/1/52	232,584	204,508
2.50%, 7/1/52	166,001	134,844
4.00%, 7/1/52	23,515	21,376
4.00%, 9/1/52	137,497	124,932
5.00%, 9/1/52	45,480	43,793
3.00%, 10/1/52	189,601	159,881
4.50%, 10/1/52	59,660	55,902
4.00%, 11/1/52	120,462	109,566
4.50%, 11/1/52	93,015	87,435
5.50%, 11/1/52	23,302	23,009
5.00%, 12/1/52	49,560	47,726
5.50%, 12/1/52	123,252	121,648
5.00%, 1/1/53	33,225	31,992
5.00%, 2/1/53	123,522	118,939
4.50%, 4/1/53	101,212	94,836
4.50%, 7/1/53	112,438	105,283
5.50%, 7/1/53	24,105	23,763
5.00%, 8/1/53	24,693	23,780
6.00%, 9/1/53	24,372	24,463

Total Federal National Mortgage Association		24,083,800

Government National Mortgage Association - 6.1%
2.50%, 7/20/28	27,737	26,478
3.00%, 4/20/33	18,527	17,224
2.00%, 5/20/36	33,247	28,928
4.00%, 11/20/40	23,408	22,116
5.00%, 2/20/43	17,744	17,641
4.00%, 6/20/43	37,347	35,281
5.00%, 4/20/44	40,037	39,804
3.50%, 7/20/44	44,734	40,902
4.00%, 7/20/44	88,546	83,292
5.00%, 7/20/44	6,868	6,827
3.50%, 8/20/44	57,020	52,136
5.00%, 8/20/44	6,280	6,242
3.00%, 9/20/44	27,555	24,373
4.50%, 9/20/44	23,502	22,760
3.50%, 10/20/44	252,365	230,743
3.00%, 1/20/45	10,042	8,882
4.00%, 4/20/45	59,300	55,781
3.00%, 7/20/45	73,356	64,597
3.00%, 12/20/45	56,717	49,945
3.50%, 12/20/45	80,181	72,950
4.50%, 12/20/45	22,512	21,801
3.50%, 1/20/46	113,968	103,690
3.00%, 5/20/46	178,320	156,936
4.00%, 7/20/46	65,192	60,997
2.50%, 10/20/46	52,578	44,575
3.00%, 12/20/46	6,412	5,643
4.00%, 12/20/46	14,805	13,852
4.00%, 1/20/47	13,040	12,201
4.50%, 1/20/47	17,585	16,993
3.00%, 2/20/47	409,909	360,753
3.50%, 2/20/47	48,851	44,392
3.50%, 3/20/47	44,706	40,544
3.50%, 4/20/47	23,913	21,687
4.00%, 4/20/47	70,546	65,902
3.00%, 5/20/47	28,360	24,939
4.00%, 7/20/47	65,366	61,063
4.00%, 8/20/47	13,614	12,718
3.50%, 9/20/47	38,049	34,507
4.50%, 10/20/47	6,005	5,783
3.50%, 11/20/47	85,084	77,164
3.50%, 1/20/48	153,199	138,936
4.00%, 1/20/48	26,139	24,418
3.00%, 2/20/48	118,420	103,883
3.50%, 2/20/48	137,104	124,341
3.50%, 3/20/48	13,241	12,008
3.50%, 4/20/48	23,427	21,246
3.50%, 6/20/48	39,371	35,706
3.50%, 7/20/48	33,629	30,468
4.00%, 9/20/48	20,863	19,472
4.50%, 9/20/48	11,912	11,431
3.50%, 10/20/48	159,681	144,672
4.50%, 1/20/49	12,022	11,538
3.50%, 3/20/49	5,946	5,388
4.00%, 3/20/49	21,401	19,974
4.50%, 3/20/49	5,598	5,372
5.00%, 3/20/49	10,429	10,296
4.00%, 4/20/49	8,996	8,376
4.50%, 4/20/49	31,630	30,355
4.50%, 6/20/49	37,020	35,527
3.50%, 7/20/49	33,089	29,926
3.00%, 8/20/49	53,011	46,458
3.50%, 8/20/49	19,442	17,581
3.00%, 9/20/49	52,601	46,083
3.00%, 10/20/49	205,575	180,047
4.00%, 10/20/49	24,700	23,012
2.50%, 11/20/49	36,802	31,046
3.00%, 1/20/50	5,932	5,189
3.50%, 1/20/50	4,253	3,843
4.50%, 1/20/50	8,763	8,410
3.00%, 2/20/50	72,156	63,104
4.00%, 2/20/50	88,737	82,672
2.50%, 4/20/50	85,917	72,212
3.00%, 5/20/50	22,728	19,854
2.50%, 6/20/50	130,770	109,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
3.00%, 6/20/50	$42,405	$37,029
3.50%, 7/20/50	110,094	99,452
5.00%, 7/20/50	41,857	41,399
2.00%, 8/20/50	123,055	99,841
2.50%, 8/20/50	326,831	273,687
3.00%, 8/20/50	59,126	51,594
3.00%, 9/20/50	178,926	156,133
4.00%, 9/20/50	35,909	33,455
4.50%, 9/20/50	46,248	44,384
2.00%, 11/20/50	503,799	408,906
2.50%, 11/20/50	252,481	211,825
3.00%, 11/20/50	68,189	59,482
2.00%, 12/20/50	172,997	140,369
2.50%, 12/20/50	371,476	311,578
2.00%, 3/20/51	383,318	310,137
2.50%, 3/20/51	417,123	349,596
2.50%, 4/20/51	179,179	149,949
2.00%, 6/20/51	154,602	125,218
3.00%, 7/20/51	108,019	93,910
2.50%, 8/20/51	268,831	224,810
1.50%, 9/20/51	42,501	32,735
2.00%, 9/20/51	616,843	498,424
2.50%, 9/20/51	327,293	273,648
3.00%, 9/20/51	267,822	232,373
2.00%, 10/20/51	134,236	108,452
2.00%, 11/20/51	480,347	387,599
2.50%, 11/20/51	88,603	73,984
2.50%, 1/20/52	87,049	72,667
2.00%, 2/20/52	22,189	17,905
2.50%, 2/20/52	162,758	135,980
2.00%, 3/20/52	116,864	94,302
2.50%, 3/20/52	177,839	148,607
3.00%, 5/20/52	90,762	78,553
4.50%, 7/20/52	478,364	452,842
4.00%, 8/20/52	70,446	64,867
4.00%, 9/20/52	212,991	196,122
4.50%, 9/20/52	47,202	44,757
4.00%, 11/20/52	23,920	22,025
3.50%, 12/20/52	72,112	64,461
5.00%, 2/20/53	169,287	164,646
6.00%, 7/20/53	198,102	199,559
4.00%, 12/20/53(b)	50,000	46,062
4.50%, 12/20/53(b)	125,000	118,249
5.00%, 12/20/53(b)	500,000	485,825
5.50%, 12/20/53(b)	600,000	595,794
6.00%, 12/20/53(b)	200,000	201,432
6.50%, 12/20/53(b)	200,000	203,354

Total Government National Mortgage Association		11,863,718

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	140,000	141,294

Uniform Mortgage-Backed Securities - 1.1%
4.50%, 12/1/38(b)	50,000	48,765
5.00%, 12/1/38(b)	50,000	49,503
4.00%, 12/1/53(b)	50,000	45,393
5.00%, 12/1/53(b)	250,000	240,700
5.50%, 12/1/53(b)	500,000	492,887
6.00%, 12/1/53(b)	650,000	652,253
6.50%, 12/1/53(b)	450,000	457,154
7.00%, 12/1/53(b)	125,000	128,219

Total Uniform Mortgage-Backed Securities		2,114,874

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $62,149,361)		55,668,980

U.S. GOVERNMENT OBLIGATIONS - 40.6%

U.S. Treasury Bonds - 7.9%
6.13%, 8/15/29	45,000	48,931
4.50%, 2/15/36	20,000	20,345
4.75%, 2/15/37	120,000	124,744
4.50%, 5/15/38	100,000	100,133
3.50%, 2/15/39	67,000	59,363
4.50%, 8/15/39	180,000	178,467
1.13%, 5/15/40	285,000	169,152
4.38%, 5/15/40	40,000	38,878
1.13%, 8/15/40	570,000	335,276
3.88%, 8/15/40	360,000	327,881
1.38%, 11/15/40	990,000	606,839
4.25%, 11/15/40	65,000	61,953
1.88%, 2/15/41	1,045,000	696,313
4.75%, 2/15/41	25,000	25,311
2.25%, 5/15/41	825,000	583,816
4.38%, 5/15/41	240,000	231,919
1.75%, 8/15/41	140,000	90,136
3.75%, 8/15/41	275,000	244,664
2.00%, 11/15/41	385,000	258,161
3.13%, 11/15/41	280,000	227,019
2.38%, 2/15/42	675,000	481,043
3.00%, 5/15/42	100,000	78,938
3.25%, 5/15/42	540,000	442,420
2.75%, 8/15/42	55,000	41,598
3.38%, 8/15/42	410,000	341,325
4.00%, 11/15/42	60,000	54,581
3.13%, 2/15/43	195,000	155,604
2.88%, 5/15/43	45,000	34,418
3.88%, 5/15/43	295,000	263,057
4.38%, 8/15/43	225,000	215,279
4.75%, 11/15/43	120,000	120,966
3.38%, 5/15/44	20,000	16,450
2.50%, 2/15/45	245,000	171,998
3.00%, 5/15/45	60,000	46,017
2.50%, 2/15/46	680,000	471,909
2.50%, 5/15/46	595,000	411,898
2.25%, 8/15/46	415,000	272,474
2.88%, 11/15/46	165,000	122,448
3.00%, 2/15/47	225,000	170,525
3.00%, 5/15/47	240,000	181,706
2.75%, 8/15/47	355,000	255,961
3.13%, 5/15/48	270,000	208,575
3.00%, 8/15/48	280,000	211,203
3.38%, 11/15/48	35,000	28,295
3.00%, 2/15/49	525,000	395,924
2.88%, 5/15/49	430,000	316,487
2.25%, 8/15/49	480,000	308,850
2.38%, 11/15/49	415,000	274,613
2.00%, 2/15/50	75,000	45,375
1.25%, 5/15/50	145,000	71,265
1.38%, 8/15/50	705,000	358,559
1.63%, 11/15/50	650,000	354,352
1.88%, 2/15/51	205,000	119,316
2.38%, 5/15/51	850,000	558,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
2.00%, 8/15/51	$870,000	$521,592
1.88%, 11/15/51	555,000	321,683
2.25%, 2/15/52	630,000	401,625
2.88%, 5/15/52	660,000	485,203
3.00%, 8/15/52	275,000	207,647
4.00%, 11/15/52	525,000	480,375
3.63%, 2/15/53	230,000	196,416
3.63%, 5/15/53	600,000	512,672
4.13%, 8/15/53	150,000	140,449
4.75%, 11/15/53	180,000	187,228

Total U.S. Treasury Bonds		15,486,362

U.S. Treasury Notes - 32.7%
1.00%, 12/15/24	790,000	756,842
1.75%, 12/31/24	50,000	48,221
2.25%, 12/31/24	275,000	266,675
4.25%, 12/31/24	410,000	406,052
1.13%, 1/15/25	570,000	545,363
1.38%, 1/31/25	220,000	210,792
2.50%, 1/31/25	75,000	72,820
1.50%, 2/15/25	150,000	143,769
2.00%, 2/15/25	285,000	274,836
1.13%, 2/28/25	185,000	176,296
2.75%, 2/28/25	290,000	282,019
1.75%, 3/15/25	400,000	383,789
0.50%, 3/31/25	600,000	565,383
3.88%, 3/31/25	500,000	492,715
2.63%, 4/15/25	505,000	489,377
0.38%, 4/30/25	600,000	562,664
3.88%, 4/30/25	325,000	320,176
2.13%, 5/15/25	555,000	533,190
2.75%, 5/15/25	455,000	441,066
0.25%, 5/31/25	930,000	867,879
2.88%, 5/31/25	245,000	237,947
2.88%, 6/15/25	480,000	465,750
0.25%, 6/30/25	1,000,000	930,215
0.25%, 7/31/25	450,000	417,278
2.88%, 7/31/25	450,000	435,955
2.00%, 8/15/25	605,000	577,314
3.13%, 8/15/25	445,000	432,736
0.25%, 8/31/25	600,000	554,613
2.75%, 8/31/25	205,000	198,021
3.50%, 9/15/25	440,000	430,315
0.25%, 9/30/25	600,000	553,078
5.00%, 9/30/25	390,000	391,493
0.25%, 10/31/25	880,000	808,483
5.00%, 10/31/25	425,000	427,017
2.25%, 11/15/25	515,000	491,443
0.38%, 11/30/25	395,000	362,775
2.88%, 11/30/25	260,000	251,057
4.88%, 11/30/25	500,000	501,670
0.38%, 12/31/25	795,000	728,667
2.63%, 12/31/25	235,000	225,582
0.38%, 1/31/26	955,000	872,034
2.63%, 1/31/26	40,000	38,356
1.63%, 2/15/26	570,000	534,598
0.50%, 2/28/26	870,000	794,623
2.50%, 2/28/26	140,000	133,749
0.75%, 3/31/26	965,000	884,935
2.25%, 3/31/26	115,000	109,129
3.75%, 4/15/26	410,000	402,489
0.75%, 4/30/26	1,145,000	1,046,557
2.38%, 4/30/26	40,000	38,020
1.63%, 5/15/26	555,000	517,624
2.13%, 5/31/26	145,000	136,815
0.88%, 6/30/26	350,000	319,580
1.88%, 6/30/26	245,000	229,477
0.63%, 7/31/26	380,000	343,366
1.88%, 7/31/26	255,000	238,236
0.75%, 8/31/26	490,000	443,125
1.38%, 8/31/26	235,000	216,273
0.88%, 9/30/26	730,000	661,620
1.13%, 10/31/26	630,000	573,226
1.63%, 10/31/26	190,000	175,371
4.63%, 11/15/26	700,000	703,145
1.25%, 11/30/26	480,000	437,287
1.63%, 11/30/26	240,000	221,128
1.25%, 12/31/26	465,000	423,223
1.75%, 12/31/26	255,000	235,676
1.50%, 1/31/27	1,140,000	1,042,655
2.25%, 2/15/27	505,000	472,392
1.13%, 2/28/27	150,000	135,293
1.88%, 2/28/27	690,000	637,226
2.38%, 5/15/27	230,000	215,140
0.50%, 5/31/27	500,000	437,305
0.50%, 6/30/27	485,000	422,935
0.38%, 7/31/27	685,000	592,659
2.25%, 8/15/27	380,000	352,361
0.50%, 8/31/27	710,000	615,592
3.13%, 8/31/27	20,000	19,131
0.38%, 9/30/27	765,000	657,930
0.50%, 10/31/27	955,000	822,941
2.25%, 11/15/27	385,000	355,749
0.63%, 11/30/27	860,000	742,758
0.63%, 12/31/27	1,030,000	887,409
0.75%, 1/31/28	520,000	449,089
3.50%, 1/31/28	220,000	212,893
2.75%, 2/15/28	630,000	591,117
1.25%, 4/30/28	1,095,000	959,708
3.50%, 4/30/28	385,000	372,187
2.88%, 5/15/28	460,000	432,759
1.25%, 5/31/28	580,000	507,160
3.63%, 5/31/28	265,000	257,557
1.25%, 6/30/28	525,000	458,062
4.00%, 6/30/28	360,000	355,233
1.00%, 7/31/28	400,000	344,063
4.13%, 7/31/28	175,000	173,605
1.13%, 8/31/28	565,000	487,776
4.38%, 8/31/28	400,000	401,203
1.25%, 9/30/28	650,000	563,240
4.63%, 9/30/28	400,000	405,453
1.38%, 10/31/28	850,000	739,367
3.13%, 11/15/28	560,000	529,812
1.50%, 11/30/28	505,000	441,204
4.38%, 11/30/28	415,000	416,735
1.38%, 12/31/28	590,000	510,857
1.75%, 1/31/29	980,000	863,663
2.63%, 2/15/29	660,000	607,277
1.88%, 2/28/29	685,000	606,359
2.38%, 3/31/29	515,000	467,121
2.88%, 4/30/29	480,000	446,194
2.38%, 5/15/29	530,000	479,650
2.75%, 5/31/29	460,000	424,152
3.25%, 6/30/29	305,000	288,404
2.63%, 7/31/29	415,000	379,158
3.13%, 8/31/29	675,000	632,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
3.88%, 9/30/29	$395,000	$384,924
3.50%, 1/31/30	800,000	762,906
1.50%, 2/15/30	905,000	766,033
3.50%, 4/30/30	200,000	190,430
0.63%, 5/15/30	525,000	415,652
4.00%, 7/31/30	300,000	293,789
0.63%, 8/15/30	1,480,000	1,161,800
4.13%, 8/31/30	275,000	271,219
4.63%, 9/30/30	300,000	304,734
4.88%, 10/31/30	325,000	335,029
0.88%, 11/15/30	225,000	178,928
4.38%, 11/30/30	295,000	295,392
1.63%, 5/15/31	275,000	228,186
1.25%, 8/15/31	1,585,000	1,267,629
1.38%, 11/15/31	1,600,000	1,282,875
1.88%, 2/15/32	1,015,000	842,926
2.88%, 5/15/32	445,000	398,553
2.75%, 8/15/32	930,000	821,960
4.13%, 11/15/32	765,000	751,493
3.38%, 5/15/33	910,000	841,750
3.88%, 8/15/33	660,000	635,353
4.50%, 11/15/33	305,000	308,979

Total U.S. Treasury Notes		63,944,855

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $82,080,363)		79,431,217

CORPORATE BONDS - 25.0%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,023
5.00%, 9/30/43	23,000	21,876
Westpac Banking Corp.
5.51%, 11/17/25	10,000	10,064
3.35%, 3/8/27	23,000	21,830
5.54%, 11/17/28	10,000	10,174
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(c)	10,000	9,451
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	23,345
4.42%, 7/24/39(d)	10,000	8,011
2.96%, 11/16/40	150,000	96,097

Total Australia		210,871

Austria - 0.0%
Suzano Austria GmbH
3.75%, 1/15/31	41,000	34,658

Belgium - 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26	149,000	145,248
4.70%, 2/1/36	25,000	23,849
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31	40,000	40,406
4.60%, 4/15/48	94,000	84,090
4.50%, 6/1/50(d)	100,000	88,153

Total Belgium		381,746

Brazil - 0.0%
Vale Overseas Ltd.
6.13%, 6/12/33	20,000	19,848
6.88%, 11/21/36	10,000	10,398

Total Brazil		30,246

Canada - 0.6%
Bank of Montreal
3.70%, 6/7/25	80,000	77,870
5.92%, 9/25/25	10,000	10,080
5.72%, 9/25/28	10,000	10,122
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	5,000	4,477
Bank of Nova Scotia
5.45%, 6/12/25	10,000	9,976
2.15%, 8/1/31	50,000	39,715
Brookfield Corp.
4.00%, 1/15/25	21,000	20,624
Brookfield Finance, Inc.
3.90%, 1/25/28(d)	10,000	9,404
4.85%, 3/29/29	25,000	24,123
4.70%, 9/20/47	3,000	2,422
Canadian National Railway Co.
2.75%, 3/1/26	8,000	7,630
3.85%, 8/5/32	75,000	68,592
4.40%, 8/5/52	25,000	21,611
Canadian Natural Resources Ltd.
3.85%, 6/1/27	18,000	17,134
Canadian Pacific Railway Co.
4.80%, 9/15/35	35,000	32,758
4.95%, 8/15/45	65,000	57,880
Cenovus Energy, Inc.
6.75%, 11/15/39	5,000	5,188
Enbridge, Inc.
4.25%, 12/1/26	11,000	10,706
4.00%, 11/15/49	70,000	52,046
6.70%, 11/15/53	10,000	10,936
Kinross Gold Corp.
4.50%, 7/15/27	15,000	14,506
Nutrien Ltd.
2.95%, 5/13/30	90,000	78,054
5.63%, 12/1/40	5,000	4,757
5.25%, 1/15/45	18,000	16,309
3.95%, 5/13/50	25,000	18,662
Rogers Communications, Inc.
3.20%, 3/15/27	200,000	186,502
Royal Bank of Canada
5.20%, 7/20/26	10,000	9,992
3.88%, 5/4/32	100,000	89,733
Suncor Energy, Inc.
3.75%, 3/4/51	60,000	42,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
TELUS Corp.
2.80%, 2/16/27	$6,000	$5,581
Toronto-Dominion Bank
3.77%, 6/6/25	20,000	19,503
0.75%, 9/11/25	25,000	23,041
5.53%, 7/17/26	15,000	15,084
5.52%, 7/17/28	10,000	10,088
4.46%, 6/8/32	70,000	65,121
TransCanada PipeLines Ltd.
4.25%, 5/15/28	16,000	15,251
4.63%, 3/1/34	23,000	20,849
5.85%, 3/15/36	129,000	128,040

Total Canada		1,256,516

Chile - 0.0%
Enel Chile SA
4.88%, 6/12/28	25,000	23,980

France - 0.0%
Sanofi SA
3.63%, 6/19/28	5,000	4,795
TotalEnergies Capital International SA
3.46%, 2/19/29(d)	20,000	18,780
3.46%, 7/12/49(d)	20,000	14,792

Total France		38,367

Germany - 0.1%
Deutsche Bank AG
7.15%, 7/13/27, (7.146% fixed rate until 7/13/26; Secured Overnight Financing Rate + 2.52% thereafter)(c)	150,000	153,048
Deutsche Telekom International Finance BV
9.25%, 6/1/32	35,000	44,143

Total Germany		197,191

Ireland - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.15%, 9/30/30	150,000	151,233

Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.78%, 3/2/25	5,000	4,888
4.15%, 3/7/39(d)	25,000	21,438
Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	103,000	80,478
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27(d)	25,000	23,616
3.35%, 10/18/27	16,000	14,879
5.80%, 7/13/28	200,000	203,086
3.20%, 9/17/29	30,000	26,515
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/40	25,000	18,077
Toyota Motor Corp.
3.67%, 7/20/28(d)	2,000	1,918

Total Japan		394,895

Mexico - 0.0%
Southern Copper Corp.
6.75%, 4/16/40	5,000	5,273

Netherlands - 0.3%
Cooperatieve Rabobank UA
5.50%, 7/18/25	250,000	250,610
ING Groep NV
6.08%, 9/11/27, (6.083% fixed rate until 11/9/26; Secured Overnight Financing Rate + 1.56% thereafter)(c)	200,000	201,542
Shell International Finance BV
4.13%, 5/11/35	25,000	22,943
5.50%, 3/25/40	27,000	27,480
4.38%, 5/11/45	50,000	43,332
3.13%, 11/7/49	41,000	28,239

Total Netherlands		574,146

Norway - 0.1%
Equinor ASA
3.63%, 9/10/28	164,000	156,777

Spain - 0.1%
Banco Santander SA
5.29%, 8/18/27	200,000	196,234

Switzerland - 0.2%
Credit Suisse AG
5.00%, 7/9/27	200,000	196,128
UBS Group AG
4.55%, 4/17/26	192,000	187,208

Total Switzerland		383,336

United Kingdom - 1.1%
AstraZeneca PLC
3.38%, 11/16/25	15,000	14,540
4.00%, 1/17/29	25,000	24,146
6.45%, 9/15/37	25,000	27,895
4.38%, 11/16/45	50,000	43,974
Barclays PLC
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(c)	200,000	198,828
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	200,000	138,314
BAT Capital Corp.
3.22%, 9/6/26	25,000	23,570
4.39%, 8/15/37	25,000	20,220
3.98%, 9/25/50	100,000	67,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
British Telecommunications PLC
9.63%, 12/15/30	$111,000	$134,346
Diageo Capital PLC
2.13%, 4/29/32	30,000	23,855
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	50,000	55,832
HSBC Holdings PLC
3.90%, 5/25/26	25,000	24,037
1.59%, 5/24/27, (1.589% fixed rate until 5/24/26; Secured Overnight Financing Rate + 1.29% thereafter)(c)	200,000	180,252
5.89%, 8/14/27, (5.887% fixed rate until 8/14/26; Secured Overnight Financing Rate + 1.57% thereafter)(c)	200,000	200,452
4.95%, 3/31/30	175,000	169,573
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)(d)	200,000	198,302
Lloyds Banking Group PLC
5.99%, 8/7/27, (5.985% fixed rate until 8/7/26; 1-year Constant Maturity Treasury Rate + 1.48% thereafter)(c)	200,000	200,562
4.98%, 8/11/33, (4.976% fixed rate until 8/11/32; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(c)	200,000	185,952
Reynolds American, Inc.
7.25%, 6/15/37	23,000	24,192
5.85%, 8/15/45	10,000	8,847
Vodafone Group PLC
4.13%, 5/30/25	37,000	36,355
4.38%, 2/19/43	34,000	27,922
5.25%, 5/30/48	30,000	27,451

Total United Kingdom		2,056,715

United States - 21.9%
3M Co.
2.88%, 10/15/27	19,000	17,599
3.38%, 3/1/29(d)	35,000	32,022
3.05%, 4/15/30	10,000	8,792
3.63%, 10/15/47	88,000	63,499
Abbott Laboratories
6.15%, 11/30/37	53,000	58,413
4.75%, 4/15/43	10,000	9,609
AbbVie, Inc.
3.60%, 5/14/25	24,000	23,432
2.95%, 11/21/26	165,000	156,303
4.55%, 3/15/35	10,000	9,463
4.50%, 5/14/35	100,000	94,100
4.05%, 11/21/39	125,000	107,564
4.40%, 11/6/42	15,000	13,201
4.75%, 3/15/45	2,000	1,817
4.25%, 11/21/49	14,000	11,797
Adobe, Inc.
2.30%, 2/1/30	50,000	43,472
Advocate Health & Hospitals Corp.
3.01%, 6/15/50, Series 2020	25,000	16,620
AEP Transmission Co. LLC
3.15%, 9/15/49	128,000	85,176
AES Corp.
5.45%, 6/1/28	35,000	34,715
Aetna, Inc.
4.75%, 3/15/44	15,000	12,644
3.88%, 8/15/47	43,000	31,445
Air Lease Corp.
3.63%, 12/1/27	88,000	81,518
4.63%, 10/1/28	25,000	23,807
Air Products & Chemicals, Inc.
2.70%, 5/15/40	50,000	35,585
Aircastle Ltd.
4.25%, 6/15/26	25,000	23,760
Alabama Power Co.
4.30%, 7/15/48, Series A	12,000	9,697
3.45%, 10/1/49	9,000	6,280
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	18,000	17,475
4.90%, 12/15/30	51,000	48,956
1.88%, 2/1/33	25,000	18,377
Allstate Corp.
1.45%, 12/15/30	20,000	15,439
4.20%, 12/15/46	50,000	39,683
Ally Financial, Inc.
8.00%, 11/1/31	63,000	66,561
Alphabet, Inc.
1.10%, 8/15/30	25,000	20,120
1.90%, 8/15/40	20,000	13,201
2.25%, 8/15/60	50,000	29,190
Altria Group, Inc.
4.80%, 2/14/29	25,000	24,415
2.45%, 2/4/32	20,000	15,725
3.40%, 2/4/41	6,000	4,158
5.38%, 1/31/44(d)	118,000	114,454
Amazon.com, Inc.
5.20%, 12/3/25	19,000	19,105
1.20%, 6/3/27	25,000	22,203
1.50%, 6/3/30	60,000	49,310
2.10%, 5/12/31	115,000	96,005
3.60%, 4/13/32	77,000	70,932
3.88%, 8/22/37	15,000	13,384
4.95%, 12/5/44	22,000	21,645
4.05%, 8/22/47	7,000	5,953
4.25%, 8/22/57	27,000	23,198
2.70%, 6/3/60	30,000	18,356
4.10%, 4/13/62	40,000	32,724
Ameren Illinois Co.
3.80%, 5/15/28	23,000	21,963
1.55%, 11/15/30	50,000	39,372
American Express Co.
4.90%, 2/13/26	150,000	149,080
3.30%, 5/3/27	10,000	9,398
American Homes 4 Rent LP
4.25%, 2/15/28	10,000	9,483
American Honda Finance Corp.
1.00%, 9/10/25	15,000	13,951
5.80%, 10/3/25	10,000	10,102
5.25%, 7/7/26(d)	10,000	10,060
2.30%, 9/9/26	5,000	4,655
4.60%, 4/17/30	100,000	96,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
American International Group, Inc.
4.50%, 7/16/44	$18,000	$15,097
4.75%, 4/1/48	28,000	24,332
American Tower Corp.
4.00%, 6/1/25	45,000	43,886
3.60%, 1/15/28	58,000	54,020
3.80%, 8/15/29	25,000	22,964
3.10%, 6/15/50	10,000	6,298
2.95%, 1/15/51	50,000	30,715
American University
3.67%, 4/1/49, Series 2019	75,000	57,291
American Water Capital Corp.
2.95%, 9/1/27(d)	25,000	23,232
3.75%, 9/1/47	40,000	30,404
Amgen, Inc.
5.25%, 3/2/30	100,000	100,570
2.30%, 2/25/31	49,000	40,643
4.66%, 6/15/51	200,000	171,096
Aon Corp.
2.80%, 5/15/30	15,000	12,941
Aon Corp./Aon Global Holdings PLC
5.00%, 9/12/32	50,000	48,411
Apache Corp.
5.10%, 9/1/40	20,000	16,539
Apple, Inc.
1.13%, 5/11/25	10,000	9,469
3.25%, 2/23/26	75,000	72,613
2.45%, 8/4/26	200,000	188,654
3.20%, 5/11/27	102,000	97,455
3.00%, 6/20/27	10,000	9,479
2.20%, 9/11/29	75,000	66,048
1.65%, 5/11/30	55,000	45,918
3.35%, 8/8/32	25,000	22,732
4.45%, 5/6/44(d)	18,000	16,776
4.38%, 5/13/45	18,000	16,362
3.85%, 8/4/46	11,000	9,224
3.75%, 11/13/47	48,000	39,173
2.65%, 2/8/51	74,000	47,925
4.85%, 5/10/53	55,000	53,343
4.10%, 8/8/62	40,000	33,277
Ares Capital Corp.
4.25%, 3/1/25	22,000	21,327
Arizona Public Service Co.
2.60%, 8/15/29	50,000	43,710
Arrow Electronics, Inc.
2.95%, 2/15/32	25,000	20,390
Ascension Health
4.85%, 11/15/53	19,000	17,335
AT&T, Inc.
4.25%, 3/1/27	93,000	90,645
4.30%, 2/15/30	75,000	70,990
2.75%, 6/1/31	43,000	36,191
2.25%, 2/1/32	26,000	20,628
4.35%, 6/15/45	171,000	136,870
4.75%, 5/15/46	10,000	8,474
5.15%, 2/15/50	25,000	22,139
3.50%, 9/15/53	100,000	66,724
3.55%, 9/15/55	105,000	69,481
3.80%, 12/1/57	25,000	17,111
Atmos Energy Corp.
1.50%, 1/15/31	70,000	54,679
Automatic Data Processing, Inc.
1.25%, 9/1/30(d)	100,000	80,481
AutoNation, Inc.
4.50%, 10/1/25	3,000	2,924
3.80%, 11/15/27	5,000	4,581
AutoZone, Inc.
3.25%, 4/15/25	18,000	17,464
3.63%, 4/15/25(d)	64,000	62,435
4.00%, 4/15/30	25,000	23,155
AvalonBay Communities, Inc.
2.30%, 3/1/30	102,000	85,828
Avangrid, Inc.
3.80%, 6/1/29	25,000	22,839
Avnet, Inc.
3.00%, 5/15/31(d)	49,000	39,770
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	48,000	45,047
Bank of America Corp.
3.95%, 4/21/25, Series L	29,000	28,281
3.50%, 4/19/26	71,000	68,315
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	13,000	12,109
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	335,000	307,215
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(c)	45,000	41,068
5.93%, 9/15/27, (5.933% fixed rate until 9/15/26; Secured Overnight Financing Rate + 1.34% thereafter)(c)	10,000	10,078
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(c)	117,000	107,571
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,202
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	435,000	340,588
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	95,085
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)(d)	30,000	30,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(c)	$10,000	$8,590
7.75%, 5/14/38	100,000	116,434
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	45,000	30,568
5.00%, 1/21/44	70,000	65,159
4.75%, 4/21/45, Series L	10,000	8,679
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(c)	10,000	8,470
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	3,156
Baxalta, Inc.
4.00%, 6/23/25	15,000	14,668
Baxter International, Inc.
2.27%, 12/1/28	90,000	77,858
Baylor Scott & White Holdings
4.19%, 11/15/45	24,000	19,956
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	32,037
4.69%, 12/15/44	22,000	19,275
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	95,000	93,355
3.70%, 7/15/30	20,000	18,167
6.13%, 4/1/36	25,000	25,759
3.80%, 7/15/48	36,000	26,242
2.85%, 5/15/51	50,000	31,108
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	200,000	169,256
Berry Global, Inc.
1.57%, 1/15/26	40,000	36,710
BGC Group, Inc.
3.75%, 10/1/24	10,000	9,698
Biogen, Inc.
3.15%, 5/1/50	25,000	16,162
Black Hills Corp.
4.35%, 5/1/33	50,000	44,028
Blue Owl Capital Corp.
4.00%, 3/30/25	40,000	38,409
Blue Owl Capital Corp. III
3.13%, 4/13/27	150,000	130,251
Blue Owl Credit Income Corp.
5.50%, 3/21/25	50,000	48,847
Boardwalk Pipelines LP
4.95%, 12/15/24	5,000	4,947
4.45%, 7/15/27	18,000	17,288
3.40%, 2/15/31	15,000	12,962
Boeing Co.
4.88%, 5/1/25	55,000	54,459
2.25%, 6/15/26	5,000	4,628
5.15%, 5/1/30	69,000	68,425
3.63%, 2/1/31	50,000	45,012
5.88%, 2/15/40	10,000	9,944
3.90%, 5/1/49	10,000	7,435
3.83%, 3/1/59	135,000	92,838
5.93%, 5/1/60	30,000	29,131
Bon Secours Mercy Health, Inc.
3.21%, 6/1/50, Series 20-2	30,000	19,400
BorgWarner, Inc.
2.65%, 7/1/27	12,000	10,910
Boston Properties LP
2.75%, 10/1/26	24,000	21,769
3.40%, 6/21/29	125,000	106,779
BP Capital Markets America, Inc.
3.41%, 2/11/26	25,000	24,197
3.12%, 5/4/26	5,000	4,790
3.59%, 4/14/27	65,000	62,375
4.81%, 2/13/33	25,000	24,292
4.89%, 9/11/33(d)	15,000	14,652
3.38%, 2/8/61	45,000	30,094
Brighthouse Financial, Inc.
5.63%, 5/15/30(d)	100,000	98,261
Bristol-Myers Squibb Co.
3.20%, 6/15/26	7,000	6,737
3.90%, 2/20/28	127,000	122,710
3.40%, 7/26/29	89,000	82,698
4.13%, 6/15/39	10,000	8,605
4.25%, 10/26/49	50,000	41,406
Brixmor Operating Partnership LP
3.90%, 3/15/27	50,000	46,926
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	3,000	2,885
3.50%, 1/15/28	5,000	4,686
Broadcom, Inc.
4.15%, 11/15/30	70,000	64,854
2.45%, 2/15/31(e)	70,000	57,625
3.75%, 2/15/51(e)	120,000	87,325
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	15,000	14,066
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	18,000	17,522
3.25%, 6/15/27	100,000	95,260
6.15%, 5/1/37	10,000	10,758
5.15%, 9/1/43	48,000	45,960
3.90%, 8/1/46	5,000	3,964
5.20%, 4/15/54	50,000	48,589
Camden Property Trust
3.15%, 7/1/29	6,000	5,390
2.80%, 5/15/30	20,000	17,264
Campbell Soup Co.
4.15%, 3/15/28	20,000	19,239
Capital One Financial Corp.
4.20%, 10/29/25	25,000	24,070
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	100,000	87,733
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	14,927
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(c)	15,000	14,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Cardinal Health, Inc.
4.90%, 9/15/45	$29,000	$24,579
Carlisle Cos., Inc.
3.75%, 12/1/27	12,000	11,289
2.75%, 3/1/30	25,000	21,166
Carrier Global Corp.
5.80%, 11/30/25(e)	10,000	10,061
2.72%, 2/15/30	25,000	21,529
5.90%, 3/15/34(e)	100,000	102,963
Caterpillar Financial Services Corp.
4.35%, 5/15/26	10,000	9,874
Caterpillar, Inc.
3.25%, 9/19/49	34,000	24,767
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	50,000	32,545
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	4,807
1.63%, 12/15/30	50,000	39,841
3.00%, 3/16/32	55,000	46,769
CBRE Services, Inc.
4.88%, 3/1/26	16,000	15,682
2.50%, 4/1/31	95,000	76,063
5.95%, 8/15/34	10,000	9,953
CDW LLC/CDW Finance Corp.
4.13%, 5/1/25	50,000	48,787
3.28%, 12/1/28	25,000	22,199
3.25%, 2/15/29	25,000	22,020
Celanese U.S. Holdings LLC
6.35%, 11/15/28	10,000	10,225
6.55%, 11/15/30	10,000	10,270
6.70%, 11/15/33	10,000	10,380
Cencora, Inc.
3.45%, 12/15/27	25,000	23,678
4.30%, 12/15/47	30,000	25,263
Centene Corp.
2.63%, 8/1/31(d)	100,000	79,493
CenterPoint Energy Houston Electric LLC
2.35%, 4/1/31, Series AE	10,000	8,293
4.45%, 10/1/32, Series AI	100,000	94,400
CenterPoint Energy Resources Corp.
1.75%, 10/1/30	74,000	59,365
Charles Schwab Corp.
0.90%, 3/11/26(d)	100,000	90,177
5.88%, 8/24/26	10,000	10,100
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(c)	10,000	9,972
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(c)	10,000	10,158
1.65%, 3/11/31	60,000	46,074
2.90%, 3/3/32	50,000	40,933
5.85%, 5/19/34, (5.853% fixed rate until 5/19/33; Secured Overnight Financing Rate + 2.50% thereafter)(c)	10,000	9,891
6.14%, 8/24/34, (6.136% fixed rate until 8/24/33; Secured Overnight Financing Rate + 2.01% thereafter)(c)	10,000	10,035
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	10,000	10,125
2.30%, 2/1/32	206,000	157,699
6.38%, 10/23/35	5,000	4,907
5.13%, 7/1/49	20,000	15,526
3.70%, 4/1/51	24,000	14,882
6.83%, 10/23/55	43,000	40,965
3.85%, 4/1/61	14,000	8,370
Cheniere Energy Partners LP
5.95%, 6/30/33(e)	30,000	29,821
Chevron Corp.
3.08%, 5/11/50	31,000	21,899
Chevron USA, Inc.
0.69%, 8/12/25	15,000	13,976
3.25%, 10/15/29	26,000	24,087
Children’s Hospital
2.93%, 7/15/50, Series 2020	85,000	51,400
Children’s Hospital Corp.
4.12%, 1/1/47, Series 2017	25,000	20,573
Chubb INA Holdings, Inc.
3.15%, 3/15/25	18,000	17,501
3.05%, 12/15/61	50,000	32,515
Cigna Group
3.40%, 3/1/27	10,000	9,501
3.05%, 10/15/27	210,000	194,777
6.13%, 11/15/41	14,000	14,508
3.88%, 10/15/47	15,000	11,403
4.90%, 12/15/48	30,000	26,640
Cintas Corp. No. 2
3.70%, 4/1/27	48,000	46,406
Cisco Systems, Inc.
5.90%, 2/15/39	68,000	72,502
Citigroup, Inc.
3.88%, 3/26/25	69,000	67,249
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(c)	144,000	139,362
4.45%, 9/29/27	183,000	175,336
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(c)	41,000	37,891
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	18,561
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	8,000	6,614
6.63%, 6/15/32	169,000	178,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	$200,000	$164,262
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(c)	25,000	20,483
8.13%, 7/15/39	60,000	73,954
6.68%, 9/13/43	19,000	20,149
4.65%, 7/30/45	25,000	21,482
4.65%, 7/23/48	35,000	30,347
Citizens Financial Group, Inc.
2.50%, 2/6/30	50,000	40,043
3.25%, 4/30/30(d)	50,000	41,850
Cleco Corporate Holdings LLC
3.74%, 5/1/26	23,000	21,959
CME Group, Inc.
3.00%, 3/15/25	55,000	53,599
2.65%, 3/15/32	50,000	42,578
4.15%, 6/15/48	5,000	4,278
CNH Industrial Capital LLC
5.45%, 10/14/25	50,000	49,889
4.55%, 4/10/28(d)	50,000	48,235
Coca-Cola Co.
1.65%, 6/1/30	100,000	83,196
2.60%, 6/1/50	5,000	3,232
2.75%, 6/1/60	45,000	28,855
Comcast Corp.
2.35%, 1/15/27	20,000	18,535
3.55%, 5/1/28	20,000	18,946
4.55%, 1/15/29	110,000	108,057
4.25%, 10/15/30	25,000	23,852
4.80%, 5/15/33	10,000	9,749
6.45%, 3/15/37	27,000	29,126
4.60%, 10/15/38	15,000	13,711
4.00%, 8/15/47	15,000	11,837
4.70%, 10/15/48	12,000	10,715
4.00%, 11/1/49	50,000	39,201
3.45%, 2/1/50	50,000	35,830
2.89%, 11/1/51	50,000	31,580
4.05%, 11/1/52	100,000	78,384
5.35%, 5/15/53	15,000	14,515
4.95%, 10/15/58(d)	28,000	25,534
5.50%, 5/15/64	10,000	9,753
CommonSpirit Health
3.35%, 10/1/29	57,000	50,544
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	21,508
7.00%, 10/1/28	19,000	20,175
ConocoPhillips Co.
5.05%, 9/15/33	10,000	9,893
6.50%, 2/1/39	9,000	9,984
5.30%, 5/15/53	40,000	38,762
5.55%, 3/15/54	10,000	9,969
Consolidated Edison Co. of New York, Inc.
4.50%, 12/1/45	25,000	20,836
4.00%, 11/15/57, Series C	43,000	32,375
3.70%, 11/15/59	60,000	41,035
Constellation Brands, Inc.
4.40%, 11/15/25	66,000	64,723
3.15%, 8/1/29(d)	50,000	45,013
5.25%, 11/15/48	19,000	17,699
Consumers Energy Co.
4.63%, 5/15/33	25,000	23,942
3.10%, 8/15/50	60,000	40,618
Corebridge Financial, Inc.
4.40%, 4/5/52	25,000	19,508
Corning, Inc.
4.38%, 11/15/57(d)	25,000	19,912
5.85%, 11/15/68	18,000	16,667
5.45%, 11/15/79	10,000	8,743
Costco Wholesale Corp.
3.00%, 5/18/27(d)	5,000	4,733
1.60%, 4/20/30	40,000	33,323
1.75%, 4/20/32	5,000	3,992
Crown Castle, Inc.
4.30%, 2/15/29	14,000	13,131
2.10%, 4/1/31	100,000	78,674
4.75%, 5/15/47	50,000	40,856
3.25%, 1/15/51	15,000	9,657
CSX Corp.
2.40%, 2/15/30	20,000	17,113
4.30%, 3/1/48	20,000	16,512
3.35%, 9/15/49	100,000	69,713
4.50%, 8/1/54	18,000	15,253
CVS Health Corp.
6.25%, 6/1/27	73,000	76,081
3.25%, 8/15/29	25,000	22,524
1.88%, 2/28/31	105,000	83,119
4.88%, 7/20/35	85,000	79,395
4.78%, 3/25/38	25,000	22,483
5.30%, 12/5/43	23,000	21,079
5.05%, 3/25/48	35,000	30,736
5.63%, 2/21/53	60,000	56,933
Danaher Corp.
2.60%, 10/1/50	5,000	3,087
Darden Restaurants, Inc.
3.85%, 5/1/27(d)	53,000	50,628
Dell International LLC/EMC Corp.
6.02%, 6/15/26	15,000	15,173
4.90%, 10/1/26	25,000	24,682
3.38%, 12/15/41	10,000	7,115
8.35%, 7/15/46	12,000	14,833
3.45%, 12/15/51	10,000	6,680
Dell, Inc.
6.50%, 4/15/38	50,000	51,805
Devon Energy Corp.
5.60%, 7/15/41(d)	15,000	13,807
DH Europe Finance II SARL
3.25%, 11/15/39	25,000	19,393
Digital Realty Trust LP
3.60%, 7/1/29	50,000	45,214
Dignity Health
5.27%, 11/1/64	25,000	22,138
Discovery Communications LLC
5.20%, 9/20/47	10,000	8,102
4.00%, 9/15/55	47,000	31,091
Dollar General Corp.
3.50%, 4/3/30	50,000	44,670
5.45%, 7/5/33(d)	10,000	9,762
Dollar Tree, Inc.
4.20%, 5/15/28	50,000	47,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Dominion Energy, Inc.
3.90%, 10/1/25	$5,000	$4,860
1.45%, 4/15/26, Series A	62,000	56,750
6.30%, 3/15/33, Series E	50,000	51,435
4.90%, 8/1/41, Series C	25,000	21,736
Dover Corp.
3.15%, 11/15/25	23,000	22,094
Dow Chemical Co.
4.25%, 10/1/34	17,000	15,421
9.40%, 5/15/39	15,000	19,616
5.25%, 11/15/41	110,000	100,365
4.38%, 11/15/42	5,000	4,084
DTE Electric Co.
1.90%, 4/1/28, Series A	60,000	52,798
3.75%, 8/15/47	50,000	37,685
Duke Energy Carolinas LLC
3.70%, 12/1/47	43,000	31,757
Duke Energy Corp.
5.00%, 12/8/25	40,000	39,730
3.15%, 8/15/27	175,000	162,780
3.95%, 8/15/47	70,000	52,002
Duke Energy Florida LLC
6.40%, 6/15/38	43,500	46,356
Duke Energy Indiana LLC
2.75%, 4/1/50	142,000	85,301
DuPont de Nemours, Inc.
5.32%, 11/15/38	125,000	122,231
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/44	95,000	76,871
Eastman Chemical Co.
4.80%, 9/1/42	23,000	19,441
Eaton Vance Corp.
3.50%, 4/6/27	18,000	17,101
eBay, Inc.
4.00%, 7/15/42(d)	15,000	11,721
Ecolab, Inc.
2.70%, 11/1/26	5,000	4,730
3.25%, 12/1/27	25,000	23,604
2.13%, 8/15/50	13,000	7,327
Elevance Health, Inc.
3.65%, 12/1/27	25,000	23,784
4.63%, 5/15/42	49,000	42,974
4.65%, 8/15/44	15,000	13,051
3.13%, 5/15/50	52,000	34,631
3.60%, 3/15/51	25,000	18,125
Eli Lilly & Co.
5.50%, 3/15/27	25,000	25,810
Emerson Electric Co.
1.80%, 10/15/27(d)	35,000	31,370
Enbridge Energy Partners LP
5.88%, 10/15/25	5,000	5,019
Energy Transfer LP
5.95%, 12/1/25	15,000	15,059
3.90%, 7/15/26	5,000	4,805
6.05%, 12/1/26	10,000	10,143
4.20%, 4/15/27	20,000	19,149
5.50%, 6/1/27	50,000	50,009
4.15%, 9/15/29	63,000	58,487
6.40%, 12/1/30	10,000	10,394
6.55%, 12/1/33	15,000	15,717
4.90%, 3/15/35	13,000	11,833
6.63%, 10/15/36	76,000	78,378
6.25%, 4/15/49	70,000	69,093
Entergy Corp.
2.95%, 9/1/26	25,000	23,396
2.40%, 6/15/31	100,000	80,279
Entergy Louisiana LLC
4.00%, 3/15/33	85,000	76,073
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	49,243
4.25%, 2/15/48	189,000	157,363
EPR Properties
4.75%, 12/15/26	50,000	47,115
Equifax, Inc.
5.10%, 12/15/27	100,000	99,064
Equinix, Inc.
2.95%, 9/15/51	21,000	12,726
Equitable Holdings, Inc.
4.35%, 4/20/28	159,000	151,211
ERP Operating LP
3.00%, 7/1/29	25,000	22,329
Essential Utilities, Inc.
2.70%, 4/15/30	10,000	8,459
Essex Portfolio LP
1.65%, 1/15/31	25,000	19,041
2.65%, 9/1/50	30,000	16,676
Estee Lauder Cos., Inc.
2.00%, 12/1/24	15,000	14,494
1.95%, 3/15/31	40,000	32,164
Evergy Metro, Inc.
4.95%, 4/15/33	75,000	72,313
Eversource Energy
4.25%, 4/1/29, Series O	8,000	7,573
Expedia Group, Inc.
3.80%, 2/15/28	5,000	4,698
Exxon Mobil Corp.
3.04%, 3/1/26	23,000	22,134
2.28%, 8/16/26	30,000	28,224
4.33%, 3/19/50	108,000	93,323
FedEx Corp.
4.20%, 10/17/28	18,000	17,273
3.90%, 2/1/35	19,000	16,524
3.88%, 8/1/42	5,000	3,904
4.75%, 11/15/45	5,000	4,322
4.40%, 1/15/47	63,000	51,409
Fifth Third Bancorp
2.55%, 5/5/27	20,000	18,058
3.95%, 3/14/28	25,000	23,418
Fiserv, Inc.
3.20%, 7/1/26	17,000	16,147
4.20%, 10/1/28	15,000	14,348
5.63%, 8/21/33	10,000	10,069
4.40%, 7/1/49	25,000	20,555
Flex Ltd.
6.00%, 1/15/28	100,000	101,516
Florida Power & Light Co.
4.13%, 6/1/48	53,000	43,171
FMC Corp.
4.50%, 10/1/49	122,000	88,745
Ford Motor Co.
4.35%, 12/8/26(d)	100,000	94,673
3.25%, 2/12/32	50,000	39,917
5.29%, 12/8/46(d)	50,000	40,612
Ford Motor Credit Co. LLC
6.80%, 5/12/28(d)	200,000	203,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Fortune Brands Innovations, Inc.
3.25%, 9/15/29(d)	$15,000	$13,369
Fox Corp.
6.50%, 10/13/33	40,000	41,653
5.48%, 1/25/39	5,000	4,569
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 7/1/49, Series B	40,000	28,073
Franklin Resources, Inc.
2.85%, 3/30/25	25,000	24,174
FS KKR Capital Corp.
4.13%, 2/1/25(d)	44,000	42,745
GATX Corp.
4.00%, 6/30/30	25,000	22,382
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	100,000	101,347
General Dynamics Corp.
3.25%, 4/1/25	25,000	24,395
3.75%, 5/15/28	23,000	22,052
General Electric Co.
5.88%, 1/14/38	24,000	25,214
General Motors Co.
4.20%, 10/1/27(d)	71,000	67,923
6.60%, 4/1/36	68,000	69,805
General Motors Financial Co., Inc.
4.00%, 1/15/25	101,000	98,854
4.35%, 1/17/27	30,000	28,874
5.80%, 6/23/28	10,000	10,007
5.85%, 4/6/30(d)	100,000	99,767
George Washington University
4.30%, 9/15/44, Series 2014	25,000	20,991
Georgia Power Co.
3.25%, 4/1/26	18,000	17,177
Gilead Sciences, Inc.
3.50%, 2/1/25	5,000	4,894
1.20%, 10/1/27	50,000	43,580
5.25%, 10/15/33	10,000	10,049
5.65%, 12/1/41	38,000	38,439
4.50%, 2/1/45	73,000	63,493
5.55%, 10/15/53	10,000	10,109
Global Payments, Inc.
5.40%, 8/15/32	100,000	98,002
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/1/25	15,000	14,756
5.75%, 6/1/28	23,000	22,726
4.00%, 1/15/30	30,000	26,342
Goldman Sachs Capital I
6.35%, 2/15/34	14,000	14,075
Goldman Sachs Group, Inc.
3.75%, 2/25/26	37,000	35,722
5.80%, 8/10/26, (5.798% fixed rate until 8/10/25; Secured Overnight Financing Rate + 1.075% thereafter)(c)	20,000	20,027
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	100,000	90,927
5.95%, 1/15/27	23,000	23,443
3.85%, 1/26/27	15,000	14,409
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(c)	23,000	21,612
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	25,000	25,900
3.80%, 3/15/30	346,000	313,805
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(c)	25,000	19,406
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(c)(d)	10,000	10,577
6.45%, 5/1/36	22,000	22,875
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(c)	10,000	8,287
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(c)	5,000	4,314
6.25%, 2/1/41	10,000	10,504
4.80%, 7/8/44	25,000	22,255
5.15%, 5/22/45	53,000	47,716
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	25,000	16,758
Haleon U.K. Capital PLC
3.13%, 3/24/25	300,000	290,580
Halliburton Co.
4.50%, 11/15/41	165,000	141,096
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	40,000	40,779
Hasbro, Inc.
3.55%, 11/19/26	20,000	18,694
3.50%, 9/15/27	9,000	8,377
HCA, Inc.
5.20%, 6/1/28	10,000	9,862
5.63%, 9/1/28	43,000	43,102
3.63%, 3/15/32	15,000	12,942
5.50%, 6/1/33	10,000	9,834
5.13%, 6/15/39	150,000	135,144
4.63%, 3/15/52	15,000	11,876
5.90%, 6/1/53	10,000	9,528
Healthcare Realty Holdings LP
3.75%, 7/1/27	5,000	4,665
2.00%, 3/15/31(d)	20,000	15,514
Healthpeak OP LLC
6.75%, 2/1/41	40,000	41,393
Hershey Co.
2.30%, 8/15/26	93,000	87,443
Hess Corp.
4.30%, 4/1/27	30,000	29,280
7.88%, 10/1/29	50,000	56,375
7.13%, 3/15/33	25,000	28,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	$23,000	$24,268
Home Depot, Inc.
2.80%, 9/14/27	23,000	21,463
0.90%, 3/15/28	100,000	85,459
1.38%, 3/15/31	105,000	82,701
1.88%, 9/15/31	25,000	20,156
5.88%, 12/16/36	15,000	16,032
4.88%, 2/15/44	11,000	10,276
3.35%, 4/15/50	100,000	72,098
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,437
2.70%, 8/15/29	69,000	61,821
3.81%, 11/21/47	80,000	63,886
Hormel Foods Corp.
1.80%, 6/11/30	20,000	16,493
HP, Inc.
3.00%, 6/17/27	20,000	18,580
Hubbell, Inc.
3.15%, 8/15/27	48,000	44,663
Hudson Pacific Properties LP
5.95%, 2/15/28(d)	30,000	25,411
Humana, Inc.
5.75%, 3/1/28	100,000	102,116
4.80%, 3/15/47	18,000	15,589
Huntington Bancshares, Inc.
4.00%, 5/15/25	18,000	17,461
6.21%, 8/21/29, (6.208% fixed rate until 8/21/28; Secured Overnight Financing Rate + 2.02% thereafter)(c)	10,000	10,015
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	21,405
4.20%, 5/1/30(d)	3,000	2,764
Hyatt Hotels Corp.
5.38%, 4/23/25	25,000	24,881
Ingersoll Rand, Inc.
5.70%, 8/14/33	10,000	10,128
Intel Corp.
3.70%, 7/29/25	25,000	24,440
4.88%, 2/10/28	35,000	35,035
3.90%, 3/25/30	25,000	23,669
5.20%, 2/10/33(d)	30,000	30,426
4.10%, 5/11/47	99,000	80,627
3.25%, 11/15/49	120,000	83,258
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	4,870
3.10%, 9/15/27	5,000	4,685
4.60%, 3/15/33	50,000	47,741
3.00%, 6/15/50	40,000	26,448
International Business Machines Corp.
3.45%, 2/19/26	100,000	96,513
4.50%, 2/6/28	100,000	98,458
4.00%, 6/20/42	25,000	20,689
4.25%, 5/15/49(d)	20,000	16,543
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	4,003
International Paper Co.
4.80%, 6/15/44	4,000	3,436
4.35%, 8/15/48	19,000	15,532
Intuit, Inc.
1.35%, 7/15/27	25,000	22,144
5.20%, 9/15/33	10,000	10,089
5.50%, 9/15/53	10,000	10,275
IQVIA, Inc.
6.25%, 2/1/29(e)	10,000	10,165
ITC Holdings Corp.
5.30%, 7/1/43	15,000	13,880
Jabil, Inc.
3.95%, 1/12/28	8,000	7,502
5.45%, 2/1/29	50,000	49,535
Janus Henderson U.S. Holdings, Inc.
4.88%, 8/1/25	3,000	2,953
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 3/15/34(e)	100,000	100,943
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27	10,000	9,005
3.00%, 5/15/32	10,000	7,789
5.75%, 4/1/33	15,000	14,208
Jefferies Financial Group, Inc.
6.45%, 6/8/27	25,000	25,599
5.88%, 7/21/28	10,000	9,967
JetBlue Pass-Through Trust
4.00%, 5/15/34, Series 2020-1, Class A	120,553	106,989
JM Smucker Co.
6.20%, 11/15/33	10,000	10,452
6.50%, 11/15/53	10,000	10,635
John Deere Capital Corp.
3.45%, 3/13/25	25,000	24,501
3.40%, 6/6/25	145,000	141,513
2.80%, 9/8/27	31,000	28,811
4.95%, 7/14/28	10,000	10,027
2.45%, 1/9/30	35,000	30,400
4.70%, 6/10/30	10,000	9,887
5.15%, 9/8/33, Series I	10,000	10,101
Johns Hopkins Health System Corp.
3.84%, 5/15/46	20,000	15,742
Johnson & Johnson
2.95%, 3/3/27	21,000	19,974
4.95%, 5/15/33	25,000	26,093
3.55%, 3/1/36	14,000	12,400
3.40%, 1/15/38	100,000	84,269
4.50%, 9/1/40	12,000	11,344
Johnson Controls International PLC
6.00%, 1/15/36	13,000	13,413
JPMorgan Chase & Co.
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(c)	25,000	23,822
3.30%, 4/1/26	10,000	9,566
7.63%, 10/15/26	100,000	106,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	$50,000	$45,697
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(c)	150,000	145,212
8.00%, 4/29/27	25,000	27,311
6.07%, 10/22/27, (6.07% fixed rate until 10/22/26; Secured Overnight Financing Rate + 1.33% thereafter)(c)	15,000	15,252
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	75,000	72,583
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,236
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	44,598
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(c)	20,000	19,031
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	19,948
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,592
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month Secured Overnight Financing Rate + 1.592% thereafter)(c)	21,000	20,125
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month Secured Overnight Financing Rate + 1.422% thereafter)(c)	15,000	13,739
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(c)	15,000	14,198
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(c)	15,000	12,593
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(c)	36,000	30,629
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(c)	130,000	101,868
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	125,000	102,272
4.59%, 4/26/33, (4.586% fixed rate until 4/26/32; Secured Overnight Financing Rate + 1.80% thereafter)(c)	100,000	93,071
6.25%, 10/23/34, (6.254% fixed rate until 10/23/33; Secured Overnight Financing Rate + 1.81% thereafter)(c)	25,000	26,144
5.63%, 8/16/43	118,000	117,609
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	25,000	19,826
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(c)	23,000	17,906
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	55,000	36,939
Juniper Networks, Inc.
2.00%, 12/10/30	17,000	13,258
Kaiser Foundation Hospitals
3.00%, 6/1/51, Series 2021	60,000	38,761
Kenvue, Inc.
5.05%, 3/22/28	10,000	10,070
5.00%, 3/22/30	10,000	10,055
4.90%, 3/22/33	10,000	9,924
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	8,000	7,457
4.42%, 12/15/46	23,000	18,835
KeyBank NA
4.15%, 8/8/25(d)	250,000	238,867
Keysight Technologies, Inc.
4.60%, 4/6/27	25,000	24,277
Kimberly-Clark Corp.
3.90%, 5/4/47	50,000	39,467
Kimco Realty OP LLC
2.80%, 10/1/26	5,000	4,653
3.70%, 10/1/49	50,000	34,443
Kinder Morgan Energy Partners LP
5.50%, 3/1/44	18,000	16,089
5.40%, 9/1/44	19,000	16,701
Kinder Morgan, Inc.
4.30%, 3/1/28	35,000	33,748
5.30%, 12/1/34	125,000	118,442
KLA Corp.
5.00%, 3/15/49	25,000	23,288
3.30%, 3/1/50	25,000	17,904
Kraft Heinz Foods Co.
3.75%, 4/1/30(d)	16,000	14,731
4.38%, 6/1/46	95,000	77,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Kroger Co.
3.70%, 8/1/27	$22,000	$20,911
6.90%, 4/15/38	35,000	38,021
5.15%, 8/1/43	18,000	16,100
5.40%, 1/15/49	19,000	17,864
Laboratory Corp. of America Holdings
2.30%, 12/1/24	76,000	73,433
Lam Research Corp.
4.00%, 3/15/29	19,000	18,331
Legg Mason, Inc.
5.63%, 1/15/44	5,000	4,795
Leland Stanford Junior University
1.29%, 6/1/27	25,000	22,268
Linde, Inc.
3.20%, 1/30/26	25,000	24,104
2.00%, 8/10/50	15,000	8,153
Lockheed Martin Corp.
5.10%, 11/15/27	150,000	152,209
6.15%, 9/1/36, Series B	39,000	42,217
Lowe’s Cos., Inc.
3.35%, 4/1/27	150,000	142,401
2.63%, 4/1/31	10,000	8,409
4.05%, 5/3/47	15,000	11,597
3.50%, 4/1/51	75,000	51,673
5.80%, 9/15/62	50,000	48,350
LYB International Finance BV
4.88%, 3/15/44	5,000	4,217
LYB International Finance III LLC
3.80%, 10/1/60	5,000	3,256
LyondellBasell Industries NV
4.63%, 2/26/55	20,000	15,636
Magellan Midstream Partners LP
4.20%, 10/3/47	38,000	28,244
Marathon Petroleum Corp.
6.50%, 3/1/41	25,000	25,700
5.00%, 9/15/54	3,000	2,462
Markel Group, Inc.
3.35%, 9/17/29	50,000	44,864
Marriott International, Inc.
3.50%, 10/15/32, Series GG	100,000	85,107
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	28,000	27,233
2.38%, 12/15/31	100,000	81,613
4.90%, 3/15/49	20,000	18,227
5.70%, 9/15/53	10,000	10,200
Martin Marietta Materials, Inc.
3.50%, 12/15/27	5,000	4,680
Masco Corp.
4.50%, 5/15/47(d)	20,000	15,856
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020(d)	25,000	17,145
3.34%, 7/1/60, Series 2020	25,000	16,472
Massachusetts Institute of Technology
3.89%, 7/1/2116	19,000	13,695
Mastercard, Inc.
3.50%, 2/26/28	31,000	29,656
2.00%, 11/18/31	100,000	81,477
3.80%, 11/21/46	25,000	20,483
Mayo Clinic
3.20%, 11/15/61, Series 2021	35,000	22,560
McCormick & Co., Inc.
4.20%, 8/15/47	20,000	16,041
McDonald’s Corp.
6.30%, 10/15/37, Series I	19,000	20,634
3.70%, 2/15/42	109,000	86,085
4.45%, 3/1/47	15,000	12,810
Medtronic, Inc.
4.38%, 3/15/35	10,000	9,384
Merck & Co., Inc.
4.30%, 5/17/30	100,000	96,947
4.50%, 5/17/33	15,000	14,528
2.35%, 6/24/40	5,000	3,418
4.15%, 5/18/43	100,000	86,581
5.00%, 5/17/53	15,000	14,441
5.15%, 5/17/63	10,000	9,745
Meta Platforms, Inc.
4.60%, 5/15/28	15,000	14,923
4.80%, 5/15/30	10,000	10,023
3.85%, 8/15/32	100,000	91,757
4.95%, 5/15/33	15,000	14,922
5.60%, 5/15/53	20,000	20,371
5.75%, 5/15/63	15,000	15,280
MetLife, Inc.
3.60%, 11/13/25(d)	69,000	67,106
5.38%, 7/15/33	10,000	9,976
5.70%, 6/15/35	32,000	32,779
4.88%, 11/13/43	50,000	45,464
Micron Technology, Inc.
4.98%, 2/6/26	125,000	123,826
5.88%, 9/15/33	25,000	25,045
Microsoft Corp.
3.40%, 6/15/27(e)	82,000	78,504
3.45%, 8/8/36	25,000	22,025
4.10%, 2/6/37	48,000	45,130
2.53%, 6/1/50	215,000	138,572
2.50%, 9/15/50(e)	20,000	12,707
2.92%, 3/17/52	25,000	17,306
Mid-America Apartments LP
3.95%, 3/15/29	25,000	23,565
MidAmerican Energy Co.
4.25%, 5/1/46	16,000	13,132
3.15%, 4/15/50	9,000	5,987
5.85%, 9/15/54	10,000	10,302
Molson Coors Beverage Co.
5.00%, 5/1/42	30,000	27,147
Mondelez International, Inc.
1.50%, 5/4/25	50,000	47,328
2.75%, 4/13/30	100,000	87,142
Montefiore Obligated Group
5.25%, 11/1/48, Series 18-C	26,000	18,325
Moody’s Corp.
3.25%, 1/15/28	18,000	16,889
4.88%, 12/17/48	30,000	26,723
Morgan Stanley
4.35%, 9/8/26	121,000	117,443
6.14%, 10/16/26, (6.138% fixed rate until 10/16/25; Secured Overnight Financing Rate + 1.77% thereafter)(c)	150,000	151,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(c)	$175,000	$168,142
3.59%, 7/22/28	272,000	254,663
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(c)	139,000	129,756
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	20,000	19,934
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(c)	20,000	19,000
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	13,327
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	51,812
5.42%, 7/21/34, (5.424% fixed rate until 7/21/33; Secured Overnight Financing Rate + 1.88% thereafter)(c)	20,000	19,411
6.63%, 11/1/34, (6.627% fixed rate until 11/1/33; Secured Overnight Financing Rate + 2.05% thereafter)(c)	15,000	15,908
3.97%, 7/22/38	21,000	17,538
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(c)	50,000	36,402
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(c)	50,000	31,272
Mosaic Co.
4.88%, 11/15/41	10,000	8,375
Motorola Solutions, Inc.
2.30%, 11/15/30	25,000	20,309
Mount Sinai Hospital
3.74%, 7/1/49, Series 2019	31,000	21,938
MPLX LP
4.13%, 3/1/27	165,000	158,562
4.00%, 3/15/28	18,000	17,010
4.70%, 4/15/48	50,000	40,606
Nasdaq, Inc.
3.95%, 3/7/52	100,000	74,647
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/25	10,000	9,640
3.40%, 2/7/28	5,000	4,688
3.90%, 11/1/28	18,000	17,035
4.02%, 11/1/32	18,000	16,180
NBCUniversal Media LLC
5.95%, 4/1/41	5,000	5,135
New York & Presbyterian Hospital
2.61%, 8/1/60(d)	25,000	13,441
Newmont Corp.
4.88%, 3/15/42	20,000	18,229
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25	15,000	15,018
1.90%, 6/15/28	25,000	21,632
3.50%, 4/1/29	145,000	133,069
3.00%, 1/15/52	75,000	46,477
NIKE, Inc.
2.40%, 3/27/25	26,000	25,197
2.38%, 11/1/26	25,000	23,445
2.85%, 3/27/30	17,000	15,250
3.88%, 11/1/45	5,000	4,157
3.38%, 11/1/46	20,000	15,032
NiSource, Inc.
0.95%, 8/15/25	54,000	49,969
3.49%, 5/15/27	10,000	9,456
5.25%, 2/15/43	12,000	10,937
4.38%, 5/15/47	25,000	20,081
3.95%, 3/30/48	18,000	13,573
Norfolk Southern Corp.
2.90%, 6/15/26	100,000	94,679
3.15%, 6/1/27	23,000	21,639
4.05%, 8/15/52	5,000	3,878
3.70%, 3/15/53	25,000	18,031
5.35%, 8/1/54	10,000	9,565
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.432% thereafter)(c)	25,000	22,769
Northrop Grumman Corp.
3.20%, 2/1/27	53,000	50,099
4.70%, 3/15/33(d)	100,000	96,927
NOV, Inc.
3.95%, 12/1/42	13,000	9,367
NSTAR Electric Co.
4.95%, 9/15/52	50,000	45,156
NVIDIA Corp.
2.85%, 4/1/30	10,000	8,984
3.50%, 4/1/50	50,000	38,749
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/1/50, Series 2020	16,000	9,245
NYU Langone Hospitals
4.78%, 7/1/44	85,000	75,596
3.38%, 7/1/55, Series 2020	25,000	16,389
O’Reilly Automotive, Inc.
3.55%, 3/15/26	17,000	16,379
3.90%, 6/1/29(d)	13,000	12,223
Occidental Petroleum Corp.
8.88%, 7/15/30	10,000	11,428
6.63%, 9/1/30	10,000	10,349
6.13%, 1/1/31	10,000	10,120
6.45%, 9/15/36	15,000	15,417
6.60%, 3/15/46(d)	10,000	10,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Ohio Power Co.
1.63%, 1/15/31, Series Q	$50,000	$39,237
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	16,918
4.75%, 1/15/28	23,000	21,522
3.63%, 10/1/29	41,000	35,035
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	25,000	22,971
5.75%, 3/15/29	34,000	34,979
4.55%, 9/15/32	100,000	94,688
ONEOK, Inc.
4.00%, 7/13/27	18,000	17,146
4.55%, 7/15/28	50,000	48,097
6.05%, 9/1/33	10,000	10,186
5.20%, 7/15/48	50,000	43,964
6.63%, 9/1/53	15,000	15,775
Oracle Corp.
2.50%, 4/1/25	20,000	19,216
2.65%, 7/15/26	186,000	174,330
3.25%, 11/15/27	17,000	15,866
4.90%, 2/6/33	217,000	208,865
5.38%, 7/15/40	10,000	9,425
4.50%, 7/8/44	35,000	29,246
4.00%, 11/15/47	165,000	124,682
Orlando Health Obligated Group
3.33%, 10/1/50	38,000	26,048
Otis Worldwide Corp.
2.06%, 4/5/25	150,000	143,451
Owens Corning
4.30%, 7/15/47	23,000	18,288
PACCAR Financial Corp.
1.10%, 5/11/26	50,000	45,674
Pacific Gas & Electric Co.
2.95%, 3/1/26	14,000	13,084
2.50%, 2/1/31	175,000	139,517
6.40%, 6/15/33	50,000	50,646
4.50%, 7/1/40	75,000	59,521
3.50%, 8/1/50	80,000	50,452
PacifiCorp
4.10%, 2/1/42	50,000	37,874
3.30%, 3/15/51	100,000	61,621
5.50%, 5/15/54	10,000	8,710
Packaging Corp. of America
3.40%, 12/15/27	25,000	23,406
Paramount Global
3.38%, 2/15/28(d)	5,000	4,464
4.85%, 7/1/42	15,000	10,897
4.90%, 8/15/44	5,000	3,598
4.60%, 1/15/45	50,000	34,237
4.95%, 5/19/50	20,000	14,737
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	73,069
3.25%, 6/14/29	13,000	11,888
6.25%, 5/15/38, Series A	15,000	15,693
PayPal Holdings, Inc.
1.65%, 6/1/25	100,000	94,739
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	20,000	16,602
PECO Energy Co.
3.90%, 3/1/48	20,000	15,755
2.80%, 6/15/50	175,000	108,684
PepsiCo, Inc.
2.63%, 3/19/27	14,000	13,128
3.00%, 10/15/27	8,000	7,547
2.75%, 3/19/30	30,000	26,816
3.90%, 7/18/32	75,000	70,630
3.38%, 7/29/49	20,000	15,020
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 5/19/25	25,000	24,844
4.45%, 5/19/26	25,000	24,738
4.45%, 5/19/28	35,000	34,379
4.65%, 5/19/30	25,000	24,549
4.75%, 5/19/33	40,000	38,934
5.11%, 5/19/43	25,000	24,053
5.30%, 5/19/53	50,000	48,839
5.34%, 5/19/63	35,000	33,747
Pfizer, Inc.
3.00%, 12/15/26(d)	10,000	9,498
3.60%, 9/15/28(d)	50,000	47,936
4.10%, 9/15/38	36,000	31,763
7.20%, 3/15/39	39,000	46,500
4.30%, 6/15/43	5,000	4,356
4.00%, 3/15/49	57,000	47,692
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/49, Series A-4	100,000	93,024
Philip Morris International, Inc.
2.10%, 5/1/30(d)	75,000	62,552
1.75%, 11/1/30	80,000	63,501
4.88%, 11/15/43	32,000	28,249
Phillips 66
3.85%, 4/9/25	25,000	24,484
3.90%, 3/15/28	11,000	10,435
4.65%, 11/15/34	50,000	46,811
5.88%, 5/1/42	47,000	48,469
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	5,000	4,088
Pilgrim’s Pride Corp.
6.25%, 7/1/33	30,000	29,591
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	15,000	14,605
6.65%, 1/15/37	48,000	49,637
PNC Financial Services Group, Inc.
5.81%, 6/12/26, (5.812% fixed rate until 6/12/25; Secured Overnight Financing Rate + 1.322% thereafter)(c)	10,000	9,998
6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Rate + 1.73% thereafter)(c)	10,000	10,235
3.45%, 4/23/29	20,000	18,233
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.84% thereafter)(c)	20,000	19,876
2.55%, 1/22/30	85,000	71,934
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	20,000	21,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
PPG Industries, Inc.
1.20%, 3/15/26	$25,000	$22,819
PPL Electric Utilities Corp.
5.00%, 5/15/33	100,000	98,148
Procter & Gamble Co.
2.80%, 3/25/27	25,000	23,594
3.00%, 3/25/30	35,000	32,045
Progressive Corp.
3.00%, 3/15/32	25,000	21,551
3.95%, 3/26/50	12,000	9,408
Prologis LP
1.25%, 10/15/30(d)	60,000	46,325
5.25%, 6/15/53	40,000	37,774
Prospect Capital Corp.
3.71%, 1/22/26(d)	31,000	28,294
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	33,000	23,520
Prudential Financial, Inc.
6.63%, 12/1/37, Series D	84,000	92,250
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.966% thereafter)(c)	5,000	4,657
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)(d)	100,000	94,692
Public Service Co. of Colorado
3.60%, 9/15/42	165,000	123,314
Public Service Co. of New Hampshire
5.35%, 10/1/33	10,000	10,069
Public Service Electric & Gas Co.
3.60%, 12/1/47	56,000	42,029
Public Storage Operating Co.
5.35%, 8/1/53	50,000	48,200
PVH Corp.
4.63%, 7/10/25	25,000	24,390
QUALCOMM, Inc.
1.65%, 5/20/32	5,000	3,912
4.65%, 5/20/35	62,000	60,901
4.50%, 5/20/52	50,000	43,455
Quanta Services, Inc.
2.90%, 10/1/30(d)	25,000	21,080
Radian Group, Inc.
4.88%, 3/15/27	25,000	23,693
Raymond James Financial, Inc.
4.65%, 4/1/30	25,000	24,306
Realty Income Corp.
3.00%, 1/15/27	5,000	4,667
3.95%, 8/15/27	5,000	4,764
4.90%, 7/15/33	90,000	85,687
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/50	70,000	42,615
Reliance Steel & Aluminum Co.
1.30%, 8/15/25	25,000	23,224
Republic Services, Inc.
6.20%, 3/1/40	50,000	52,854
Rockwell Automation, Inc.
4.20%, 3/1/49	13,000	10,907
Roper Technologies, Inc.
3.80%, 12/15/26	30,000	28,982
1.40%, 9/15/27	18,000	15,787
RTX Corp.
3.95%, 8/16/25	25,000	24,383
5.75%, 11/8/26	10,000	10,143
3.50%, 3/15/27	50,000	47,411
6.00%, 3/15/31	10,000	10,362
6.10%, 3/15/34	10,000	10,493
4.80%, 12/15/43	5,000	4,375
4.35%, 4/15/47	56,000	45,736
4.05%, 5/4/47	110,000	86,170
6.40%, 3/15/54	15,000	16,319
RWJ Barnabas Health, Inc.
3.95%, 7/1/46	24,000	18,711
S&P Global, Inc.
2.90%, 3/1/32	170,000	144,893
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	25,247
5.00%, 3/15/27	12,000	11,898
4.20%, 3/15/28	75,000	71,706
Sabra Health Care LP
5.13%, 8/15/26	28,000	27,117
3.90%, 10/15/29	10,000	8,685
Salesforce, Inc.
3.70%, 4/11/28	8,000	7,689
2.70%, 7/15/41	25,000	17,808
Sempra
5.40%, 8/1/26	25,000	25,046
Sherwin-Williams Co.
4.25%, 8/8/25	100,000	98,138
2.95%, 8/15/29	10,000	8,948
4.50%, 6/1/47	5,000	4,235
3.80%, 8/15/49	5,000	3,705
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	65,000	61,809
Simon Property Group LP
3.30%, 1/15/26	5,000	4,791
3.25%, 11/30/26	23,000	21,738
3.38%, 6/15/27	100,000	93,824
2.45%, 9/13/29	25,000	21,402
Southern California Edison Co.
4.65%, 10/1/43	69,000	58,827
4.88%, 3/1/49, Series B	8,000	6,851
Southern California Gas Co.
2.95%, 4/15/27	25,000	23,272
5.75%, 6/1/53	50,000	49,268
Southern Co.
3.25%, 7/1/26	67,000	63,742
4.40%, 7/1/46	50,000	41,132
4.00%, 1/15/51, Series B, (4.00% fixed rate until 10/15/25; 5-year Constant Maturity Treasury Rate + 3.733% thereafter)(c)	100,000	94,001
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	21,000	16,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Southern Power Co.
0.90%, 1/15/26	$35,000	$31,877
Southwest Airlines Co.
5.13%, 6/15/27	37,000	36,620
Southwest Gas Corp.
3.80%, 9/29/46	50,000	35,248
Southwestern Electric Power Co.
3.25%, 11/1/51	75,000	47,092
Sprint Capital Corp.
6.88%, 11/15/28	100,000	105,907
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	13,756
Stanley Black & Decker, Inc.
2.75%, 11/15/50	4,000	2,288
Starbucks Corp.
2.45%, 6/15/26	5,000	4,699
2.00%, 3/12/27	70,000	63,885
4.00%, 11/15/28	5,000	4,796
3.50%, 11/15/50(d)	50,000	36,107
State Street Corp.
5.27%, 8/3/26	10,000	9,998
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	25,000	25,566
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.48% thereafter)(c)	10,000	10,090
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(c)	5,000	4,766
2.40%, 1/24/30(d)	56,000	48,335
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	69,746
Steel Dynamics, Inc.
5.00%, 12/15/26	25,000	24,945
3.45%, 4/15/30	90,000	80,018
Sutter Health
3.16%, 8/15/40, Series 20A	35,000	25,283
5.55%, 8/15/53	50,000	49,323
Synchrony Financial
3.70%, 8/4/26	5,000	4,626
5.15%, 3/19/29	36,000	33,406
Sysco Corp.
3.30%, 7/15/26	63,000	59,996
6.60%, 4/1/50	25,000	27,426
T-Mobile USA, Inc.
3.50%, 4/15/25	40,000	38,921
5.38%, 4/15/27	60,000	60,076
4.95%, 3/15/28	50,000	49,672
4.80%, 7/15/28(d)	10,000	9,852
3.38%, 4/15/29	50,000	45,401
5.20%, 1/15/33	50,000	49,276
5.05%, 7/15/33	100,000	97,034
5.75%, 1/15/34	10,000	10,190
5.75%, 1/15/54	10,000	9,908
6.00%, 6/15/54	10,000	10,235
5.80%, 9/15/62	100,000	98,467
Take-Two Interactive Software, Inc.
4.95%, 3/28/28	50,000	49,490
Tampa Electric Co.
4.30%, 6/15/48	18,000	13,999
4.45%, 6/15/49	65,000	51,969
Tapestry, Inc.
4.13%, 7/15/27	14,000	12,948
7.70%, 11/27/30	10,000	10,145
7.85%, 11/27/33	10,000	10,163
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,223
6.50%, 3/30/34	10,000	10,459
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 3/1/30	25,000	24,199
Target Corp.
2.50%, 4/15/26	129,000	122,923
4.00%, 7/1/42(d)	35,000	29,749
Teledyne FLIR LLC
2.50%, 8/1/30	25,000	20,709
Texas Instruments, Inc.
2.90%, 11/3/27	27,000	25,269
4.15%, 5/15/48	64,000	54,342
5.05%, 5/18/63	10,000	9,481
Thermo Fisher Scientific, Inc.
5.09%, 8/10/33	10,000	9,990
Time Warner Cable LLC
6.75%, 6/15/39	80,500	76,678
5.88%, 11/15/40	25,000	21,603
TJX Cos., Inc.
3.88%, 4/15/30	20,000	18,740
Toll Brothers Finance Corp.
4.88%, 3/15/27	50,000	49,112
Toyota Motor Credit Corp.
4.45%, 5/18/26	10,000	9,882
4.55%, 9/20/27	150,000	148,513
3.05%, 1/11/28	15,000	14,025
2.15%, 2/13/30	30,000	25,602
5.55%, 11/20/30	10,000	10,234
1.65%, 1/10/31	30,000	23,939
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	45,000	42,821
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	15,000	12,370
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,144
4.30%, 8/25/45	50,000	41,763
2.55%, 4/27/50	10,000	6,084
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	40,000	27,024
Truist Bank
4.05%, 11/3/25	25,000	24,329
Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(c)	15,000	15,027
1.13%, 8/3/27(d)	56,000	47,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
3.88%, 3/19/29(d)	$65,000	$59,233
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.36% thereafter)(c)	15,000	14,641
Tucson Electric Power Co.
1.50%, 8/1/30	73,000	57,304
TWDC Enterprises 18 Corp.
4.38%, 8/16/41	10,000	8,666
3.70%, 12/1/42	5,000	4,011
3.00%, 7/30/46	48,000	32,944
Tyson Foods, Inc.
4.88%, 8/15/34	28,000	26,130
U.S. Bancorp
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	150,000	149,502
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(c)	10,000	10,316
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(c)	25,000	24,067
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(c)	15,000	14,999
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	15,000	14,787
UDR, Inc.
2.10%, 8/1/32	25,000	18,680
Union Electric Co.
2.95%, 6/15/27	18,000	16,929
Union Pacific Corp.
3.75%, 7/15/25	5,000	4,894
3.25%, 8/15/25	25,000	24,261
2.75%, 3/1/26	5,000	4,755
2.89%, 4/6/36	75,000	59,513
4.00%, 4/15/47	19,000	14,949
3.84%, 3/20/60	108,000	80,544
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	13,831	13,235
5.80%, 7/15/37, Series 2023-1, Class A	10,000	9,603
United Parcel Service, Inc.
2.40%, 11/15/26	5,000	4,688
3.05%, 11/15/27	18,000	16,933
6.20%, 1/15/38	15,000	16,398
3.40%, 11/15/46	5,000	3,733
UnitedHealth Group, Inc.
1.25%, 1/15/26	25,000	23,191
3.10%, 3/15/26	34,000	32,684
3.88%, 12/15/28	18,000	17,251
4.20%, 5/15/32	75,000	70,752
5.95%, 2/15/41	180,000	187,958
3.75%, 10/15/47	15,000	11,637
4.45%, 12/15/48	25,000	21,607
5.20%, 4/15/63	60,000	57,425
University of Southern California
3.84%, 10/1/47, Series 2017	70,000	57,039
Unum Group
4.50%, 12/15/49	50,000	36,459
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	40,000	38,142
Ventas Realty LP
4.75%, 11/15/30	14,000	13,098
4.38%, 2/1/45	63,000	47,368
VeriSign, Inc.
4.75%, 7/15/27	8,000	7,768
Verisk Analytics, Inc.
4.13%, 3/15/29	50,000	47,269
Verizon Communications, Inc.
3.38%, 2/15/25	10,000	9,768
4.33%, 9/21/28	100,000	96,611
4.02%, 12/3/29	20,000	18,782
1.68%, 10/30/30	66,000	52,337
5.05%, 5/9/33	10,000	9,852
4.50%, 8/10/33	80,000	74,822
3.40%, 3/22/41	175,000	132,541
2.88%, 11/20/50	85,000	53,804
3.70%, 3/22/61	107,000	75,744
Viatris, Inc.
2.70%, 6/22/30	10,000	8,126
3.85%, 6/22/40	30,000	20,838
4.00%, 6/22/50	25,000	16,247
Virginia Electric & Power Co.
5.30%, 8/15/33	100,000	98,709
8.88%, 11/15/38	15,000	19,526
Visa, Inc.
2.75%, 9/15/27	63,000	58,921
3.65%, 9/15/47	59,000	46,775
2.00%, 8/15/50	25,000	14,526
VMware, Inc.
4.50%, 5/15/25	25,000	24,617
Vulcan Materials Co.
4.50%, 4/1/25	18,000	17,780
3.50%, 6/1/30	31,000	27,772
Walmart, Inc.
3.55%, 6/26/25	69,000	67,641
3.95%, 9/9/27	25,000	24,549
3.70%, 6/26/28(d)	15,000	14,558
2.38%, 9/24/29(d)	20,000	17,797
4.10%, 4/15/33	100,000	95,257
5.25%, 9/1/35	50,000	52,416
4.05%, 6/29/48	40,000	34,348
Walt Disney Co.
3.35%, 3/24/25	40,000	39,045
2.65%, 1/13/31(d)	115,000	98,922
6.40%, 12/15/35	4,000	4,413
6.65%, 11/15/37	20,000	22,460
3.50%, 5/13/40	55,000	44,309
4.95%, 10/15/45	5,000	4,639
2.75%, 9/1/49	50,000	32,168
3.80%, 5/13/60	15,000	11,275
Warnermedia Holdings, Inc.
3.64%, 3/15/25	15,000	14,600
3.76%, 3/15/27	35,000	33,037
4.05%, 3/15/29	15,000	13,868
4.28%, 3/15/32(d)	40,000	35,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
5.05%, 3/15/42	$40,000	$33,088
5.14%, 3/15/52	61,000	48,818
5.39%, 3/15/62	25,000	19,950
Washington University
3.52%, 4/15/54, Series 2022	94,000	69,420
Waste Management, Inc.
4.63%, 2/15/30	100,000	98,177
WEC Energy Group, Inc.
5.00%, 9/27/25	90,000	89,253
Wells Fargo & Co.
3.00%, 4/22/26	228,000	215,724
3.20%, 6/17/27, (3.196% fixed rate until 6/17/26; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(c)	25,000	23,576
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	159,000	148,967
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	149,000	133,979
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(c)	35,000	34,979
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	25,000	25,774
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(c)	30,000	31,379
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	25,000	17,923
4.75%, 12/7/46	96,000	78,955
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	205,000	183,024
Welltower OP LLC
4.00%, 6/1/25	68,000	66,316
4.25%, 4/1/26	3,000	2,919
4.25%, 4/15/28	15,000	14,330
2.75%, 1/15/31	25,000	20,790
Western Midstream Operating LP
6.35%, 1/15/29	100,000	102,772
Western Union Co.
2.75%, 3/15/31	75,000	59,713
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	36,000	34,013
Westlake Corp.
5.00%, 8/15/46	10,000	8,398
Weyerhaeuser Co.
4.00%, 11/15/29	41,000	37,907
Whirlpool Corp.
4.60%, 5/15/50	50,000	39,188
Williams Cos., Inc.
3.75%, 6/15/27	10,000	9,486
7.50%, 1/15/31, Series A	36,000	39,378
6.30%, 4/15/40	10,000	10,189
5.75%, 6/24/44	50,000	47,661
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	20,000	16,556
Wisconsin Public Service Corp.
3.67%, 12/1/42	88,000	66,087
WR Berkley Corp.
3.15%, 9/30/61	25,000	14,512
WRKCo, Inc.
3.75%, 3/15/25	40,000	38,957
4.65%, 3/15/26	50,000	49,023
3.90%, 6/1/28	50,000	46,837
WW Grainger, Inc.
3.75%, 5/15/46	75,000	58,541
Wyeth LLC
5.95%, 4/1/37	10,000	10,576
Xilinx, Inc.
2.38%, 6/1/30	25,000	21,382
Xylem, Inc.
3.25%, 11/1/26	5,000	4,745

Total United States		42,821,741

TOTAL CORPORATE BONDS (Cost: $54,129,748)		48,913,925

FOREIGN GOVERNMENT AGENCIES - 0.7%

Canada - 0.2%
Province of Alberta
3.30%, 3/15/28	35,000	33,201
1.30%, 7/22/30	75,000	60,487
Province of British Columbia
2.25%, 6/2/26, Series 9	25,000	23,562
4.80%, 11/15/28	15,000	15,169
Province of New Brunswick
3.63%, 2/24/28	20,000	19,132
Province of Ontario
0.63%, 1/21/26	100,000	91,589
1.13%, 10/7/30	50,000	39,676
Province of Quebec
1.50%, 2/11/25, Series QX	20,000	19,149
2.50%, 4/20/26	25,000	23,747
7.50%, 9/15/29, Series PD	31,000	35,486

Total Canada		361,198

Germany - 0.4%
Kreditanstalt fuer Wiederaufbau
0.63%, 1/22/26	240,000	220,349
3.63%, 4/1/26	200,000	195,596
2.88%, 4/3/28	40,000	37,534
4.13%, 7/15/33	35,000	33,922
5.48%, 4/18/36(a)	50,000	28,289
Landwirtschaftliche Rentenbank
1.75%, 7/27/26	170,000	157,989
2.50%, 11/15/27, Series 37	26,000	24,180

Total Germany		697,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Japan - 0.1%
Japan Bank for International Cooperation
4.63%, 7/19/28	$200,000	$199,240

South Korea - 0.0%
Korea Development Bank
3.00%, 1/13/26	100,000	95,769

Sweden - 0.0%
Svensk Exportkredit AB
3.26%, 5/11/37, Series D(a)	50,000	24,553

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,465,674)		1,378,619

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%

Chile - 0.1%
Chile Government International Bonds
3.50%, 1/25/50	150,000	106,778

Hungary - 0.0%
Hungary Government International Bonds
7.63%, 3/29/41	16,000	17,752

Indonesia - 0.1%
Indonesia Government International Bonds
3.50%, 2/14/50	165,000	121,242

Israel - 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	169,950

Italy - 0.1%
Republic of Italy Government International Bonds
5.38%, 6/15/33	163,000	158,752

Mexico - 0.1%
Mexico Government International Bonds
6.75%, 9/27/34, Series A	25,000	26,171
6.05%, 1/11/40, Series A	30,000	28,922
4.28%, 8/14/41	150,000	117,555
5.75%, 10/12/2110	208,000	174,133

Total Mexico		346,781

Panama - 0.1%
Panama Government International Bonds
8.88%, 9/30/27	333,000	358,275
6.70%, 1/26/36	50,000	47,714

Total Panama		405,989

Peru - 0.1%
Peru Government International Bonds
4.13%, 8/25/27	69,000	66,429
2.78%, 1/23/31	50,000	42,293
8.75%, 11/21/33	25,000	30,517
3.00%, 1/15/34	50,000	40,432
5.63%, 11/18/50	25,000	24,338
3.23%, 7/28/2121	40,000	23,175

Total Peru		227,184

Poland - 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	72,000	69,199
4.88%, 10/4/33	100,000	97,268

Total Poland		166,467

Uruguay - 0.1%
Uruguay Government International Bonds
5.10%, 6/18/50	53,000	50,176
4.98%, 4/20/55	94,000	86,105

Total Uruguay		136,281

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,157,604)		1,857,176

SUPRANATIONAL BONDS - 1.1%
Asian Development Bank
2.00%, 1/22/25	5,000	4,829
0.63%, 4/29/25	200,000	188,300
0.50%, 2/4/26	125,000	114,299
2.50%, 11/2/27	20,000	18,601
4.50%, 8/25/28	30,000	30,075
1.88%, 3/15/29	25,000	22,018
0.75%, 10/8/30	25,000	19,538
Council of Europe Development Bank
3.75%, 5/25/26	10,000	9,789
European Investment Bank
0.38%, 3/26/26	50,000	45,396
2.38%, 5/24/27	53,000	49,462
3.75%, 2/14/33	50,000	47,337
4.88%, 2/15/36	25,000	25,694
Inter-American Development Bank
0.63%, 7/15/25	530,000	494,983
3.50%, 4/12/33	175,000	161,411
3.20%, 8/7/42	25,000	19,651
International Bank for Reconstruction & Development
0.63%, 4/22/25	110,000	103,680
2.50%, 7/29/25	609,000	586,102
3.13%, 6/15/27	25,000	23,898
2.50%, 11/22/27	144,000	133,772
1.38%, 4/20/28	25,000	21,966
0.88%, 5/14/30	118,000	94,218
4.00%, 7/25/30	25,000	24,298
4.75%, 11/14/33	25,000	25,465

TOTAL SUPRANATIONAL BONDS (Cost: $2,419,280)		2,264,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%

United States - 1.7%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	$75,000	$64,076
3.18%, 2/15/55, Series 2022-BNK39, Class AS	113,000	91,869
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	96,704
2.14%, 3/15/63, Series 2020-BNK28, Class AS	100,000	78,330
Bank of America Merrill Lynch Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	100,000	93,333
Barclays Commercial Mortgage Trust
2.99%, 11/15/52, Series 2019-C5, Class ASB	100,000	92,986
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	60,000	47,084
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	54,507
1.98%, 8/15/54, Series 2021-B28, Class ASB	150,000	126,059
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	50,000	41,451
4.59%, 5/15/55, Series 2022-B35, Class A5^(c)	100,000	88,519
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 12/25/25, Series K053, Class A2	200,000	191,659
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	67,093
3.19%, 9/25/27, Series K069, Class A2^(c)	140,000	132,119
3.25%, 11/25/27, Series K072, Class A1	243,407	234,520
3.69%, 1/25/29, Series K088, Class A2	115,000	109,059
2.52%, 10/25/29, Series K101, Class A2	50,000	44,015
2.54%, 10/25/29, Series K102, Class A2	60,000	52,894
2.13%, 11/25/31, Series K136, Class A2	100,000	81,617
2.35%, 11/25/31, Series K137, Class A2^(c)	35,000	29,029
4.20%, 5/25/33, Series K157, Class A2	50,000	47,110
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	64,677
1.24%, 1/25/35, Series K1516, Class A1	283,480	220,691
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.49%, 5/25/26, Series 2016-M6, Class A2	45,873	43,243
2.55%, 12/25/26, Series 2017-M3, Class A2^(c)	33,432	31,222
3.17%, 3/25/28, Series 2018-M4, Class A2^(c)	19,003	17,797
3.67%, 9/25/28, Series 2019-M1, Class A2^(c)	21,782	20,685
2.44%, 10/25/29, Series 2020-M1, Class A2	100,000	87,431
1.78%, 5/25/30, Series 2020-M14, Class A2	121,835	101,917
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	119,244
3.61%, 2/25/31, Series 2019-M4, Class A2	4,400	4,027
GS Mortgage Securities Trust
3.73%, 3/10/51, Series 2018-GS9, Class A3	50,000	46,306
3.00%, 9/10/52, Series 2019-GC42, Class A4	50,000	43,119
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	84,120
Morgan Stanley Bank of America Merrill Lynch Trust
3.60%, 5/15/50, Series 2017-C33, Class A5	90,000	83,614
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	85,720
2.44%, 6/15/54, Series 2021-L6, Class A4^(c)	100,000	79,185
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	45,326
4.08%, 12/15/51, Series 2018-C15, Class A3	17,763	16,449
Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	97,058	92,860
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	62,740
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	75,677

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $3,773,982)		3,290,083

MUNICIPAL BONDS - 0.8%

United States - 0.8%
Bay Area Toll Authority
7.04%, 4/1/50, Series S1	25,000	29,578
California Earthquake Authority
5.60%, 7/1/27, Series A	150,000	150,117
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	50,000	54,626
City of Houston
3.96%, 3/1/47	100,000	83,609
Commonwealth of Massachusetts
4.11%, 7/15/31, Series B	113,008	110,178
Dallas Fort Worth International Airport
4.51%, 11/1/51, Series A	100,000	86,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Louisiana Local Government Environmental Facilities & Community Development Authority
3.62%, 2/1/29, Series A	$79,427	$76,902
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/28, Series C	45,000	45,714
New York City Municipal Water Finance Authority
5.44%, 6/15/43, Series AA	100,000	99,332
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	102,483
4.81%, 10/15/65, Series 192	25,000	22,429
Port of Morrow
2.54%, 9/1/40, Series 1	20,000	14,218
Sales Tax Securitization Corp.
3.82%, 1/1/48, Series B	150,000	117,460
State of California
7.55%, 4/1/39	190,000	227,792
State of Mississippi
5.25%, 11/1/34, Series F	75,000	75,172
Texas Transportation Commission
2.56%, 4/1/42	20,000	14,287
Texas Transportation Commission State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	50,433
4.00%, 10/1/33	20,000	18,552
University of California
3.35%, 7/1/29, Series BD	10,000	9,250
University of Michigan
3.60%, 4/1/47, Series C	50,000	41,295
3.50%, 4/1/52, Series A	100,000	75,534

TOTAL MUNICIPAL BONDS (Cost: $1,833,836)		1,505,505

ASSET-BACKED SECURITIES - 0.5%

United States - 0.5%
American Express Credit Account Master Trust
0.90%, 11/15/26, Series 2021-1, Class A	265,000	253,630
2.21%, 3/15/27, Series 2022-1, Class A	100,000	95,849
Citibank Credit Card Issuance Trust
3.96%, 10/13/30, Series 2018-A7, Class A7	100,000	95,307
Honda Auto Receivables Owner Trust
4.91%, 9/17/29, Series 2023-2, Class A4	70,000	69,419
Toyota Auto Receivables Owner Trust
4.71%, 2/15/28, Series 2023-B, Class A3	100,000	99,017
Verizon Master Trust
3.67%, 1/22/29, Series 2022-6, Class A	100,000	97,131
Volkswagen Auto Loan Enhanced Trust
5.02%, 6/20/28, Series 2023-1, Class A3	100,000	99,418
1.26%, 10/20/28, Series 2021-1, Class A4	100,000	93,535

TOTAL ASSET-BACKED SECURITIES (Cost: $922,546)		903,306

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(f) (Cost: $859,525)	859,525	859,525

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS - 100.2% (Cost: $211,791,919)		196,073,118

TBA Sale Commitments	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS - (0.5)%

Government National Mortgage Association - (0.1)%
2.00%, 12/20/53(b)	$(25,000)	(20,172)
2.50%, 12/20/53(b)	(100,000)	(83,480)
2.50%, 1/20/54(b)	(75,000)	(62,675)
3.00%, 1/20/54(b)	(50,000)	(43,303)

Total Government National Mortgage Association		(209,630)

Uniform Mortgage-Backed Securities - (0.4)%
3.00%, 12/1/37(b)	(50,000)	(46,082)
2.00%, 12/1/38(b)	(25,000)	(21,843)
2.50%, 12/1/38(b)	(25,000)	(22,487)
3.50%, 12/1/52(b)	(125,000)	(109,627)
1.50%, 12/1/53(b)	(25,000)	(18,442)
2.00%, 12/1/53(b)	(175,000)	(135,924)
2.50%, 12/1/53(b)	(225,000)	(182,251)
3.00%, 12/1/53(b)	(150,000)	(126,485)
1.50%, 1/1/54(b)	(25,000)	(18,469)
2.00%, 1/1/54(b)	(125,000)	(97,262)
3.00%, 1/1/54(b)	(25,000)	(21,108)

Total Uniform Mortgage-Backed Securities		(799,980)

TOTAL TBA SALE COMMITMENTS (Proceeds: $972,379)		(1,009,610)
Other Assets less Liabilities - 0.3%		506,385

NET ASSETS - 100.0%		$195,569,893

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2023.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of November 30, 2023 on securities with variable or step rates.
(d)

Security, or portion thereof, was on loan at November 30, 2023. At November 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,812,877 and the total market value of the collateral held by the Fund was $2,911,615. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,052,090.

(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Rate shown represents annualized 7-day yield as of November 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	216	3/28/24	$(44,163,563)	$(107,383)
5 Year U.S. Treasury Note	928	3/28/24	(99,158,250)	(479,642)
U.S. Treasury Ultra Long Term Bond	96	3/19/24	(11,808,000)	(33,906)
Ultra 10 Year U.S. Treasury Note	569	3/19/24	(64,590,391)	(402,805)

			$(219,720,204)	$(1,023,736)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$55,668,980	$—	$55,668,980
U.S. Government Obligations	—	79,431,217	—	79,431,217
Corporate Bonds	—	48,913,925	—	48,913,925
Foreign Government Agencies	—	1,378,619	—	1,378,619
Foreign Government Obligations	—	1,857,176	—	1,857,176
Supranational Bonds	—	2,264,782	—	2,264,782
Commercial Mortgage-Backed Securities	—	3,290,083	—	3,290,083
Municipal Bonds	—	1,505,505	—	1,505,505
Asset-Backed Securities	—	903,306	—	903,306
Investment of Cash Collateral for Securities Loaned	—	859,525	—	859,525

Total Investments in Securities	$—	$196,073,118	$—	$196,073,118

Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(1,009,610)	$—	$(1,009,610)
Financial Derivative Instruments
Futures Contracts[1]	$(1,023,736)	$—	$—	$(1,023,736)

Total - Net	$(1,023,736)	$195,063,508	$—	$194,039,772

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2023

Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 2.9%

Cayman Islands - 2.9%
Apidos CLO XXXVI Ltd.
7.68%, 7/20/34, Series 2021-36A, Class C, (7.667% fixed rate until 10/20/24; 3-month Secured Overnight Financing Rate + 2.262% thereafter)(a)(b)	$350,000	$343,879
Ballyrock CLO 14 Ltd.
7.98%, 1/20/34, Series 2020-14A, Class B, (3-month Secured Overnight Financing Rate + 2.562%)(a)(b)	250,000	248,924
LCM 28 Ltd.
7.83%, 10/20/30, Series 28A, Class C, (7.827% fixed rate until 10/20/24; 3-month Secured Overnight Financing Rate + 2.412% thereafter)(a)(b)	400,000	388,566

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $986,887)		981,369

COLLATERALIZED MORTGAGE OBLIGATIONS - 36.9%
Federal Home Loan Mortgage Corp. REMICs
4.50%, 7/15/25, Series 3000, Class BC	5,158	5,080
4.00%, 5/15/28, Series 4669, Class EV	182,557	174,312
6.00%, 7/15/29, Series 2175, Class TH	25,223	25,186
6.00%, 5/15/32, Series 2448, Class ZQ	34,287	34,302
3.00%, 8/15/32, Series 4092, Class AY	200,000	183,028
6.00%, 8/15/32, Series 2485, Class WG	14,254	14,391
5.50%, 11/15/32, Series 2519, Class ZD	20,800	20,453
5.50%, 11/15/32, Series 2520, Class PH	97,742	97,346
5.89%, 6/15/34, Series 2812, Class MF^(b)	120,404	119,329
5.50%, 9/15/34, Series 2861, Class Z	13,559	13,509
5.00%, 11/15/34, Series 2893, Class PE	30,196	29,831
6.00%, 11/15/36, Series 3244, Class LZ	234	229
5.00%, 4/15/40, Series 3658, Class CZ, PIK	412,662	401,644
4.50%, 9/15/40, Series 3726, Class QZ	240,087	230,289
4.00%, 1/15/41, Series 4179, Class AZ	391,275	365,293
3.50%, 5/15/41, Series 4229, Class MA	42,789	40,783
3.00%, 12/15/41, Series 4273, Class GM	50,681	47,160
4.00%, 5/15/42, Series 4048, Class CE	150,000	134,478
4.50%, 9/15/42, Series 4671, Class JM	8,969	8,898
3.00%, 11/15/42, Series 4136, Class ZG, PIK	417,119	360,829
3.00%, 5/15/43, Series 4322, Class DJ	46,159	43,816
4.50%, 12/15/43, Series 4283, Class EW^(b)	104,065	100,250
3.00%, 6/15/44, Series 4483, Class CA	153,140	141,287
2.25%, 8/15/44, Series 4406, Class AC	61,202	52,543
3.50%, 9/15/46, Series 4774, Class LP	136,397	128,246
3.50%, 12/25/46, Series 2017-SC01, Class 2A	323,523	277,982
3.00%, 4/25/49, Series 4908, Class BD	303,751	266,560
Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	80,346	78,454
2.00%, 11/25/30, Series 2015-93, Class AD	91,124	85,753
6.50%, 10/25/31, Series 2001-52, Class YZ	17,207	17,686
3.00%, 6/25/33, Series 2014-36, Class QA	32,800	31,565
4.00%, 8/25/33, Series 2014-58, Class VM	81,194	79,270
4.50%, 10/25/34, Series 2004-75, Class ZG	4,902	4,733
5.69%, 5/25/35, Series 2005-40, Class FB^(b)	50,770	50,252
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	118,770	113,562
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	150,308	156,541
4.50%, 10/25/36, Series 2009-19, Class PW	26,368	25,189
5.69%, 12/25/36, Series 2006-120, Class PF^(b)	44,791	44,117
5.50%, 2/25/37, Series 2007-6, Class PA	9,626	9,462
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	277,845	250,857
5.00%, 4/25/37, Series 2007-26, Class JZ	163,919	161,075
5.00%, 3/25/38, Series 2008-16, Class EA	5,062	4,849
6.00%, 8/25/39, Series 2009-62, Class Z	289,771	285,504
5.00%, 11/25/39, Series 2009-89, Class PH	123,654	121,836
5.00%, 7/25/40, Series 2010-80, Class PZ	255,846	250,410
5.00%, 9/25/40, Series 2010-102, Class PN	448,487	442,300
3.00%, 2/25/41, Series 2011-134, Class NJ	41,589	39,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2023

Investments	Principal Amount	Value
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	$14,124	$11,353
5.00%, 6/25/41, Series 2011-52, Class GB	119,664	118,762
5.25%, 9/25/41, Series 2011-84, Class PZ	341,581	338,307
3.00%, 3/25/42, Series 2016-21, Class BA	8,715	8,636
1.75%, 6/25/42, Series 2013-37, Class JA	109,358	101,786
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	182,428
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	80,031	64,290
3.00%, 3/25/44, Series 2015-42, Class CA	163,712	150,963
3.00%, 4/25/45, Series 2015-23, Class HZ, PIK	518,604	446,811
3.00%, 3/25/46, Series 2016-9, Class D	133,315	116,408
2.50%, 9/25/46, Series 2016-63, Class CA	33,324	25,777
Flagstar Mortgage Trust
2.50%, 9/25/51, Series 2021-8INV, Class A6^(a)(b)	523,078	444,119
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	123,338	122,050
5.00%, 4/20/34, Series 2004-31, Class ZB	146,783	144,975
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	153,859
5.50%, 4/20/37, Series 2007-24, Class PC	31,245	31,022
5.50%, 5/20/38, Series 2008-42, Class QB	49,567	49,850
2.00%, 8/20/39, Series 2011-52, Class KY	40,731	37,781
4.50%, 9/16/40, Series 2010-125, Class BZ	191,952	189,884
3.00%, 7/16/41, Series 2011-135, Class WH	113,835	92,765
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	115,165
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	662,004	590,112
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	217,400
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	257,986	210,590
JP Morgan Mortgage Trust
3.64%, 5/25/45, Series 2015-3, Class B3^(a)(b)	96,356	84,998
3.41%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	276,614	227,075
Provident Funding Mortgage Trust
3.25%, 2/25/50, Series 2020-1, Class B1^(a)(b)	365,408	287,221
RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	120,681	94,611
Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	605,535	533,911
4.00%, 8/25/56, Series 2017-2, Class M1^(a)(b)	640,131	628,103
4.75%, 5/25/57, Series 2018-1, Class M^(b)	246,984	225,206
2.50%, 5/25/60, Series 2020-3, Class M5TU	319,937	273,639
Seasoned Loans Structured Transaction
3.50%, 6/25/28, Series 2018-1, Class A1	186,776	175,462
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	145,081	130,674
Verus Securitization Trust
2.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	300,000	285,888

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $14,305,983)		12,481,605

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%

United States - 2.3%
Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	183,904
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	122,783
Federal Home Loan Mortgage Corp. Multiclass Certificates
1.79%, 9/25/45, Series 2021-P011, Class X1^(b)(c)	402,478	47,444
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X^(b)(c)	6,084,467	277,087
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	151,124

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,091,420)		782,342

U.S. GOVERNMENT AGENCIES - 55.6%

Federal Home Loan Mortgage Corporation - 7.5%
4.00%, 1/1/42	210,448	196,239
3.50%, 8/1/46	204,842	184,644
3.50%, 9/1/47	265,418	238,374
2.00%, 9/1/51	443,851	354,807
2.00%, 1/1/52	899,151	709,693
2.50%, 2/1/52	1,037,828	847,138

Total Federal Home Loan Mortgage Corporation		2,530,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2023

Investments	Principal Amount	Value
Federal National Mortgage Association - 30.2%
4.00%, 11/1/43	$251,379	$235,456
4.00%, 5/1/47	190,017	176,684
4.00%, 12/1/47	192,029	178,494
2.50%, 11/1/50	453,699	374,576
2.50%, 12/1/51	692,074	566,404
2.50%, 2/1/52	349,340	283,575
2.00%, 3/1/52	3,430,435	2,673,192
2.50%, 9/1/52	1,386,373	1,125,023
3.50%, 9/1/52	1,232,384	1,081,868
5.00%, 9/1/52	1,091,526	1,052,945
3.00%, 10/1/52	1,224,826	1,036,419
4.00%, 1/1/53	1,151,349	1,046,322
4.00%, 4/1/55	382,932	350,103
4.50%, 6/1/56	63,721	60,150

Total Federal National Mortgage Association		10,241,211

Government National Mortgage Association - 12.1%
3.00%, 8/20/44	8,749	7,724
3.00%, 12/20/44	296,449	261,674
3.00%, 3/20/45	156,204	137,880
3.00%, 4/20/45	330,376	291,630
3.00%, 7/20/45	36,890	32,494
3.50%, 7/20/47	344,375	312,333
4.50%, 8/20/47	327,432	314,968
3.50%, 12/20/47	304,704	275,921
4.50%, 5/20/49	54,945	52,592
2.50%, 6/20/51	568,775	475,646
2.50%, 9/20/51	1,868,583	1,562,570
4.00%, 12/20/53(d)	400,000	368,492

Total Government National Mortgage Association		4,093,924

Uniform Mortgage-Backed Security - 5.8%
5.50%, 12/1/53(d)	2,000,000	1,970,762

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $19,495,814)		18,836,792

TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $35,880,104)		33,082,108
Other Assets less Liabilities - 2.3%		798,226

NET ASSETS - 100.0%		$33,880,334

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of November 30, 2023 on securities with variable or step rates.
(c)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	9	3/19/24	$(988,172)	$(9,140)

Long Exposure
2 Year U.S. Treasury Note	5	3/28/24	$1,022,305	$3,990
5 Year U.S. Treasury Note	6	3/28/24	641,109	4,687
U.S. Treasury Long Bond	4	3/19/24	465,750	6,156
U.S. Treasury Ultra Long Term Bond	3	3/19/24	369,000	6,985

			$2,498,164	$21,818

Total - Net			$1,509,992	$12,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$981,369	$—	$981,369
Collateralized Mortgage Obligations	—	12,481,605	—	12,481,605
Commercial Mortgage-Backed Securities	—	782,342	—	782,342
U.S. Government Agencies	—	18,836,792	—	18,836,792

Total Investments in Securities	$—	$33,082,108	$—	$33,082,108

Financial Derivative Instruments
Futures Contracts[1]	$21,818	$—	$—	$21,818
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(9,140)	$—	$—	$(9,140)

Total - Net	$12,678	$33,082,108	$—	$33,094,786

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 19.3%

Federal Agricultural Mortgage Corporation - 0.1%
1.62%, 9/4/25	$1,439,000	$1,361,021

Federal Farm Credit Bank - 1.6%
3.38%, 8/26/24	2,062,000	2,032,781
2.85%, 5/23/25	2,062,000	1,998,614
2.40%, 9/21/26	2,062,000	1,947,229
2.60%, 4/5/27	1,650,000	1,552,683
3.78%, 6/8/28	825,000	788,758
2.32%, 1/26/32	825,000	678,315
2.38%, 3/16/32	2,062,000	1,717,914
2.90%, 4/12/32	2,062,000	1,797,383
3.50%, 9/1/32	1,237,000	1,121,044
3.40%, 4/25/34	1,650,000	1,441,605
2.39%, 11/1/34	5,156,000	4,036,220

Total Federal Farm Credit Bank		19,112,546

Federal Home Loan Bank - 0.2%
1.10%, 8/20/26	1,930,000	1,751,977
3.50%, 6/11/32	825,000	743,011

Total Federal Home Loan Bank		2,494,988

Federal Home Loan Mortgage Corporation - 2.3%
1.50%, 2/12/25	580,000	556,417
0.38%, 7/21/25	100,000	93,134
6.25%, 7/15/32	446,000	500,608
4.50%, 8/1/41	376,167	364,191
4.40%, 2/1/42^(a)	147,037	145,005
3.00%, 4/1/45	2,174,730	1,896,136
4.00%, 11/1/45	1,485,650	1,380,947
3.50%, 12/1/46	1,436,731	1,299,128
3.50%, 12/1/47	740,891	668,509
3.50%, 3/1/48	2,218,086	2,007,151
4.50%, 7/1/48	250,502	238,766
2.00%, 5/1/51	347,288	271,340
2.00%, 9/1/51	5,731,800	4,470,114
2.00%, 1/1/52	3,594,662	2,835,287
3.00%, 1/1/52	1,738,286	1,485,677
2.50%, 2/1/52	3,134,405	2,565,847
2.50%, 3/1/52	2,539,594	2,079,424
2.50%, 4/1/52	2,622,300	2,146,352
3.50%, 5/1/52	2,753,260	2,427,213

Total Federal Home Loan Mortgage Corporation		27,431,246

Federal National Mortgage Association - 8.2%
2.63%, 9/6/24	566,000	554,669
2.50%, 9/1/27	555,313	532,617
7.13%, 1/15/30	1,528,000	1,737,687
2.50%, 6/1/30	659,823	620,946
2.50%, 7/1/30	374,120	351,481
3.00%, 9/1/30	380,925	361,492
6.63%, 11/15/30	895,000	1,003,268
4.00%, 11/1/40	1,878,292	1,767,023
4.00%, 12/1/40	248,578	233,818
4.00%, 2/1/41	367,115	345,367
4.50%, 6/1/41	526,068	508,580
4.50%, 7/1/41	612,919	592,544
4.50%, 8/1/41	206,228	199,372
4.00%, 11/1/41	192,762	180,995
5.00%, 5/1/42	210,856	209,694
3.50%, 10/1/42	753,976	686,093
3.00%, 7/1/43	1,738,116	1,531,565
3.00%, 9/1/43	792,885	698,661
4.00%, 6/1/45	1,334,322	1,244,622
4.00%, 7/1/45	848,593	794,887
3.50%, 1/1/46	937,341	852,189
3.50%, 2/1/46	2,062,178	1,874,840
4.00%, 2/1/46	461,767	431,360
3.00%, 8/1/46	363,067	315,036
4.00%, 2/1/48	928,059	860,015
2.50%, 6/1/50	3,885,026	3,203,520
2.50%, 8/1/50	4,718,008	3,887,093
2.00%, 5/1/51	2,698,105	2,133,081
2.50%, 5/1/51	1,367,586	1,122,618
2.50%, 6/1/51	5,066,762	4,127,027
2.50%, 9/1/51	694,088	567,685
2.00%, 10/1/51	3,616,841	2,818,641
2.00%, 11/1/51	5,193,971	4,101,586
3.50%, 11/1/51	3,593,906	3,205,175
2.50%, 12/1/51	3,275,681	2,692,926
2.50%, 1/1/52	3,668,278	3,006,296
2.00%, 2/1/52	26,931,171	21,103,025
2.50%, 2/1/52	5,129,637	4,183,691
3.50%, 2/1/52	730,604	646,323
2.00%, 3/1/52	2,540,225	1,981,050
2.50%, 3/1/52	4,121,846	3,380,887
3.50%, 3/1/52	570,231	506,071
2.00%, 4/1/52	1,888,469	1,478,957
4.00%, 8/1/52	5,532,776	5,028,876
4.50%, 8/1/52	2,209,894	2,075,863
5.00%, 9/1/52	3,092,657	2,977,917
4.50%, 10/1/52	4,611,853	4,321,329
6.00%, 5/1/53	698,092	700,690

Total Federal National Mortgage Association		97,739,148

Government National Mortgage Association - 5.3%
4.50%, 6/20/41	240,304	234,010
4.50%, 7/20/41	391,515	381,260
4.50%, 10/20/41	500,909	487,789
4.00%, 10/20/43	807,441	762,263
4.00%, 3/20/46	1,065,070	996,526
3.50%, 3/20/47	3,636,328	3,304,263
3.50%, 9/20/47	1,128,540	1,023,425
3.50%, 1/20/48	628,980	571,554
3.50%, 2/20/48	4,155,229	3,768,306
3.50%, 3/20/48	4,031,463	3,656,172
4.50%, 1/20/50	629,868	604,475
2.00%, 1/20/51	6,621,117	5,362,205
2.00%, 2/20/51	4,426,268	3,589,386
2.50%, 3/20/51	1,157,505	970,121
2.50%, 4/20/51	2,318,513	1,940,292
2.50%, 5/20/51	1,796,869	1,503,466
2.50%, 8/20/51	1,654,949	1,383,951
2.50%, 9/20/51	5,062,214	4,232,492
2.50%, 10/20/51	1,685,542	1,409,012
3.00%, 10/20/51	6,844,821	5,920,792
2.50%, 11/20/51	2,297,429	1,918,353
3.00%, 11/20/51	9,323,450	8,047,830
2.50%, 12/20/51	4,586,968	3,829,857
3.00%, 12/20/51	1,702,340	1,475,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
2.50%, 4/20/52	$1,837,916	$1,534,131
5.50%, 1/20/53	1,729,216	1,717,184
5.00%, 12/20/53(b)	1,700,000	1,651,805
6.00%, 12/20/53(b)	762,000	767,455

Total Government National Mortgage Association		63,043,818

Tennessee Valley Authority - 0.4%
0.75%, 5/15/25	159,000	149,525
3.88%, 3/15/28	1,670,000	1,634,479
7.13%, 5/1/30	2,062,000	2,332,081
5.25%, 9/15/39	80,000	80,739

Total Tennessee Valley Authority		4,196,824

Uniform Mortgage-Backed Securities - 1.2%
3.50%, 12/1/37(b)	87,000	81,968
2.50%, 12/1/38(b)	2,319,000	2,085,874
3.50%, 12/1/52(b)	4,623,000	4,054,447
2.00%, 12/1/53(b)	3,000,000	2,330,132
2.50%, 12/1/53(b)	5,585,000	4,523,891
5.50%, 12/1/53(b)	1,000,000	985,773
6.00%, 12/1/53(b)	42,000	42,146

Total Uniform Mortgage-Backed Securities		14,104,231

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $243,554,360)		229,483,822

U.S. GOVERNMENT OBLIGATIONS - 30.5%

U.S. Treasury Bonds - 5.1%
5.00%, 5/15/37	138,600	147,122
4.50%, 5/15/38	145,100	145,293
3.88%, 8/15/40	3,035,700	2,764,859
4.38%, 5/15/41	146,600	141,664
2.00%, 11/15/41	209,800	140,681
3.25%, 5/15/42	980,200	803,075
4.00%, 11/15/42	2,970,700	2,702,409
3.88%, 2/15/43	158,700	141,652
4.38%, 8/15/43	6,135,000	5,869,949
3.75%, 11/15/43	3,002,600	2,623,287
4.75%, 11/15/43	6,395,000	6,446,460
3.63%, 2/15/44	3,737,900	3,201,745
3.13%, 8/15/44	1,437,200	1,132,581
3.00%, 11/15/44	2,801,100	2,157,285
3.00%, 11/15/45	3,218,800	2,458,358
2.50%, 2/15/46	1,866,200	1,295,114
2.50%, 5/15/46	2,728,800	1,889,054
2.25%, 8/15/46	3,116,100	2,045,914
2.75%, 8/15/47	40,000	28,841
3.38%, 11/15/48	167,100	135,090
1.38%, 8/15/50	255,800	130,098
1.88%, 11/15/51	224,900	130,354
2.25%, 2/15/52	207,400	132,217
4.00%, 11/15/52	12,859,200	11,766,168
3.63%, 2/15/53	4,562,400	3,896,218
3.63%, 5/15/53	2,000,000	1,708,906
4.13%, 8/15/53	6,608,300	6,187,537

Total U.S. Treasury Bonds		60,221,931

U.S. Treasury Notes - 25.4%
0.13%, 1/15/24	15,941,800	15,843,098
2.13%, 9/30/24	7,300,000	7,115,932
4.38%, 10/31/24	170,200	168,880
2.25%, 11/15/24	1,822,200	1,771,876
4.13%, 1/31/25	29,183,000	28,862,671
4.63%, 2/28/25	14,559,000	14,483,361
3.88%, 3/31/25	6,882,600	6,782,318
3.88%, 4/30/25	3,232,000	3,184,025
4.25%, 5/31/25	1,368,000	1,354,801
2.88%, 6/15/25	19,714,900	19,129,614
3.00%, 7/15/25	2,352,300	2,284,717
5.00%, 8/31/25	4,065,000	4,077,862
5.00%, 10/31/25	647,000	650,071
3.88%, 1/15/26	14,504,400	14,280,602
0.38%, 1/31/26	6,746,800	6,160,672
4.00%, 2/15/26	22,824,000	22,523,543
4.63%, 3/15/26	12,850,000	12,856,525
3.75%, 4/15/26	14,046,400	13,789,066
3.63%, 5/15/26	1,500,000	1,468,184
4.13%, 6/15/26	807,000	799,214
4.50%, 7/15/26	969,000	968,584
4.38%, 8/15/26	2,508,000	2,499,477
4.63%, 9/15/26	2,418,000	2,426,784
2.00%, 11/15/26	4,139,300	3,860,706
1.25%, 11/30/26	5,881,200	5,357,865
1.50%, 1/31/27	21,785,700	19,925,406
3.50%, 1/31/28	13,704,600	13,261,877
4.00%, 2/29/28	12,595,000	12,427,231
3.63%, 3/31/28	20,015,700	19,455,886
3.50%, 4/30/28	10,700,400	10,344,277
3.63%, 5/31/28	5,657,000	5,498,118
2.88%, 8/15/28	100,000	93,789
4.38%, 8/31/28	4,266,600	4,279,433
4.88%, 10/31/28	6,922,000	7,095,320
4.38%, 11/30/28	6,979,000	7,008,170
3.25%, 6/30/29	170,800	161,506
3.63%, 3/31/30	632,300	606,514
3.50%, 4/30/30	730,800	695,830
3.75%, 5/31/30	1,400,000	1,351,437
4.00%, 7/31/30	1,973,000	1,932,153
1.63%, 5/15/31	190,500	158,070
4.13%, 11/15/32	233,400	229,279
3.50%, 2/15/33	1,538,800	1,439,379
3.88%, 8/15/33	2,001,400	1,926,660
4.50%, 11/15/33	1,925,000	1,950,115

Total U.S. Treasury Notes		302,540,898

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $371,858,878)		362,762,829

CORPORATE BONDS - 36.7%

Australia - 0.4%
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26(c)	845,000	814,698
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	100,000	95,115
FMG Resources August 2006 Pty. Ltd.
6.13%, 4/15/32(c)	174,000	168,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Glencore Funding LLC
2.63%, 9/23/31(c)	$160,000	$128,930
Macquarie Bank Ltd.
6.80%, 1/18/33(c)	205,000	207,846
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(c)	166,000	130,282
5.49%, 11/9/33, (5.491% fixed rate until 11/9/32; Secured Overnight Financing Rate + 2.865% thereafter)(a)(c)	110,000	105,769
Mineral Resources Ltd.
8.00%, 11/1/27(c)	5,000	5,017
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	309,000	335,475
5.20%, 11/2/40	100,000	96,784
Rio Tinto Finance USA PLC
5.13%, 3/9/53	149,000	143,290
Scentre Group Trust 2
4.75%, 9/24/80, (4.75% fixed rate until 6/24/26; 5-year Constant Maturity Treasury Rate + 4.379% thereafter)(a)(c)	456,000	421,444
South32 Treasury Ltd.
4.35%, 4/14/32(c)	152,000	130,825
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	638,000	602,942
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	985,000	763,434
Woodside Finance Ltd.
4.50%, 3/4/29(c)	714,000	672,088

Total Australia		4,822,719

Austria - 0.1%
Oesterreichische Kontrollbank AG
0.50%, 2/2/26	936,000	854,568
Suzano Austria GmbH
3.75%, 1/15/31	575,000	486,059

Total Austria		1,340,627

Belgium - 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	1,580,000	1,463,301
Anheuser-Busch InBev Finance, Inc.
4.90%, 2/1/46	100,000	92,405
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30	619,000	572,841
8.20%, 1/15/39	309,000	391,970
4.35%, 6/1/40	224,000	198,451
4.50%, 6/1/50	619,000	545,667

Total Belgium		3,264,635

Bermuda - 0.1%
Bacardi Ltd.
4.70%, 5/15/28(c)	663,000	638,277

Brazil - 0.1%
Petrobras Global Finance BV
5.60%, 1/3/31	591,000	571,639
6.90%, 3/19/49	180,000	169,011
Vale Overseas Ltd.
3.75%, 7/8/30	500,000	442,275
6.88%, 11/21/36	11,000	11,437

Total Brazil		1,194,362

Canada - 1.0%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(c)	20,000	18,429
3.50%, 2/15/29(c)	40,000	35,646
4.00%, 10/15/30(c)	350,000	302,312
Air Canada Pass-Through Trust
10.50%, 7/15/26, Series 2020-1C, Class C(c)	200,000	215,064
Bank of Montreal
2.50%, 6/28/24	178,000	174,901
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	412,000	368,897
Bank of Nova Scotia
1.05%, 3/2/26	100,000	90,869
2.45%, 2/2/32	270,000	215,630
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	330,000	335,207
Bell Telephone Co. of Canada or Bell Canada
4.46%, 4/1/48	340,000	284,631
Bombardier, Inc.
6.00%, 2/15/28(c)	81,000	76,438
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	166,933
4.35%, 4/15/30	100,000	92,669
Canadian National Railway Co.
4.40%, 8/5/52	100,000	86,443
Canadian Pacific Railway Co.
4.80%, 9/15/35	309,000	289,205
4.80%, 8/1/45	209,000	184,096
3.10%, 12/2/51	100,000	66,918
Cenovus Energy, Inc.
6.75%, 11/15/39	159,000	164,982
3.75%, 2/15/52	105,000	72,924
CI Financial Corp.
4.10%, 6/15/51	100,000	55,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Enbridge, Inc.
5.97%, 3/8/26	$172,000	$171,804
Garda World Security Corp.
6.00%, 6/1/29(c)	101,000	84,220
Magna International, Inc.
5.50%, 3/21/33	161,000	163,481
New Gold, Inc.
7.50%, 7/15/27(c)	143,000	140,386
Nutrien Ltd.
5.90%, 11/7/24	167,000	167,194
4.90%, 3/27/28	100,000	98,944
2.95%, 5/13/30	239,000	207,277
Parkland Corp.
5.88%, 7/15/27(c)	100,000	98,111
Precision Drilling Corp.
6.88%, 1/15/29(c)	71,000	67,423
Rogers Communications, Inc.
4.35%, 5/1/49	450,000	347,796
Royal Bank of Canada
5.66%, 10/25/24	285,000	285,205
2.25%, 11/1/24	500,000	484,915
0.88%, 1/20/26	412,000	376,123
4.65%, 1/27/26	400,000	393,332
Suncor Energy, Inc.
6.50%, 6/15/38	749,000	768,579
Teck Resources Ltd.
3.90%, 7/15/30	803,000	723,045
Teine Energy Ltd.
6.88%, 4/15/29(c)	165,000	154,760
TELUS Corp.
3.40%, 5/13/32	846,000	723,491
Toronto-Dominion Bank
3.25%, 3/11/24	412,000	409,355
1.95%, 1/12/27	309,000	280,748
4.46%, 6/8/32	748,000	695,864
TransCanada PipeLines Ltd.
6.20%, 3/9/26	100,000	100,020
4.63%, 3/1/34	1,225,000	1,110,450
7.63%, 1/15/39	412,000	469,528

Total Canada		11,820,010

Chile - 0.1%
Corp. Nacional del Cobre de Chile
5.13%, 2/2/33(c)	1,000,000	934,330

China - 0.6%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	412,000	384,058
2.13%, 2/9/31	750,000	601,860
Baidu, Inc.
1.72%, 4/9/26	412,000	378,488
3.63%, 7/6/27	1,100,000	1,039,863
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(d)	825,000	765,971
JD.com, Inc.
3.38%, 1/14/30	351,000	310,053
Lenovo Group Ltd.
5.88%, 4/24/25(d)	325,000	325,569
3.42%, 11/2/30(d)	400,000	343,428
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	986,000	929,571
Prosus NV
3.68%, 1/21/30(c)	575,000	486,306
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(d)	275,000	263,249
4.25%, 5/2/28(d)	275,000	268,672
Tencent Holdings Ltd.
2.88%, 4/22/31(d)	1,100,000	921,679

Total China		7,018,767

Colombia - 0.1%
Ecopetrol SA
6.88%, 4/29/30	150,000	142,239
4.63%, 11/2/31	300,000	241,311
8.88%, 1/13/33	492,000	507,537
7.38%, 9/18/43	150,000	128,558
5.88%, 5/28/45	200,000	141,288

Total Colombia		1,160,933

France - 0.5%
Altice France SA
5.50%, 10/15/29(c)	500,000	360,240
BNP Paribas SA
3.50%, 11/16/27(c)	412,000	382,027
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; Secured Overnight Financing Rate + 1.387% thereafter)(a)(c)	652,000	529,561
BPCE SA
1.00%, 1/20/26(c)	730,000	663,723
3.25%, 1/11/28(c)	412,000	375,505
Electricite de France SA
6.95%, 1/26/39(c)	325,000	348,953
4.50%, 12/4/69(d)	1,200,000	825,264
Orange SA
9.00%, 3/1/31	8,000	9,681
Pernod Ricard SA
5.50%, 1/15/42(c)	150,000	148,295
Sanofi SA
3.63%, 6/19/28	412,000	395,087
Societe Generale SA
1.49%, 12/14/26, (1.488% fixed rate until 12/14/25; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(c)	1,774,000	1,607,368
TotalEnergies Capital International SA
3.46%, 2/19/29	437,000	410,352
TotalEnergies Capital SA
3.88%, 10/11/28	173,000	166,559

Total France		6,222,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Germany - 0.3%
BMW U.S. Capital LLC
2.80%, 4/11/26(c)	$598,000	$567,831
Deutsche Bank AG
1.45%, 4/1/25, (1.447% fixed rate until 4/1/24; Secured Overnight Financing Rate + 1.131% thereafter)(a)	412,000	404,864
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(a)	412,000	401,210
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(a)	1,479,000	1,162,494
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(a)	500,000	382,980
Deutsche Telekom International Finance BV
8.75%, 6/15/30	445,000	525,767

Total Germany		3,445,146

Hong Kong - 0.1%
AIA Group Ltd.
4.95%, 4/4/33(c)	1,000,000	971,630
Melco Resorts Finance Ltd.
5.25%, 4/26/26(d)	200,000	188,116

Total Hong Kong		1,159,746

India - 0.1%
JSW Steel Ltd.
3.95%, 4/5/27(d)	200,000	180,806
Reliance Industries Ltd.
2.88%, 1/12/32(d)	650,000	533,650
Summit Digitel Infrastructure Ltd.
2.88%, 8/12/31(d)	425,000	332,686

Total India		1,047,142

Indonesia - 0.1%
Pertamina Persero PT
2.30%, 2/9/31(d)	800,000	651,864
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(d)	200,000	199,206
5.25%, 10/24/42(d)	450,000	390,676

Total Indonesia		1,241,746

Ireland - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 1/30/32	202,000	167,644
3.40%, 10/29/33	1,554,000	1,258,755

Total Ireland		1,426,399

Israel - 0.1%
Israel Electric Corp. Ltd.
4.25%, 8/14/28(d)	412,000	376,156
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	350,000	316,047

Total Israel		692,203

Italy - 0.3%
Enel Finance International NV
7.75%, 10/14/52(c)	1,017,000	1,175,113
Intesa Sanpaolo SpA
8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(c)	866,000	897,245
Telecom Italia Capital SA
6.00%, 9/30/34	438,000	396,250
UniCredit SpA
2.57%, 9/22/26, (2.569% fixed rate until 9/22/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)(c)	730,000	677,878

Total Italy		3,146,486

Japan - 0.4%
Dai-ichi Life Insurance Co. Ltd.
4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; 3-month Secured Overnight Financing Rate + 3.961% thereafter)(a)(c)(e)	200,000	189,038
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/26	309,000	298,466
3.68%, 2/22/27	500,000	476,310
Mizuho Financial Group, Inc.
2.56%, 9/13/31	1,808,000	1,415,302
Nissan Motor Co. Ltd.
4.81%, 9/17/30(c)	895,000	796,774
Nomura Holdings, Inc.
2.17%, 7/14/28	410,000	350,537
3.10%, 1/16/30	393,000	335,638
NTT Finance Corp.
1.16%, 4/3/26(c)	932,000	848,940
ORIX Corp.
5.00%, 9/13/27	169,000	167,846
2.25%, 3/9/31	44,000	35,959
Sumitomo Mitsui Financial Group, Inc.
3.04%, 7/16/29	569,000	502,302

Total Japan		5,417,112

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
3.50%, 4/14/33(d)	375,000	293,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Luxembourg - 0.1%
Altice France Holding SA
6.00%, 2/15/28(c)	$200,000	$81,030
ArcelorMittal SA
6.80%, 11/29/32	799,000	823,306

Total Luxembourg		904,336

Malaysia - 0.1%
Petronas Capital Ltd.
2.48%, 1/28/32(d)	1,300,000	1,070,303

Mexico - 0.3%
America Movil SAB de CV
4.70%, 7/21/32	450,000	425,277
Cemex SAB de CV
5.45%, 11/19/29(d)	213,000	202,629
Comision Federal de Electricidad
3.88%, 7/26/33(d)	500,000	381,265
Industrias Penoles SAB de CV
4.75%, 8/6/50(d)	250,000	184,918
Petroleos Mexicanos
6.88%, 8/4/26	200,000	188,504
6.49%, 1/23/27	200,000	180,792
8.75%, 6/2/29	200,000	183,862
6.84%, 1/23/30	200,000	161,674
5.95%, 1/28/31	1,777,000	1,333,336
6.70%, 2/16/32	400,000	312,164
7.69%, 1/23/50	200,000	132,878
6.95%, 1/28/60	200,000	122,848

Total Mexico		3,810,147

Mongolia - 0.0%
Minerva Luxembourg SA
4.38%, 3/18/31(d)	200,000	158,830
Sands China Ltd.
5.65%, 8/8/28	200,000	191,536

Total Mongolia		350,366

Netherlands - 0.3%
Cooperatieve Rabobank UA
5.25%, 5/24/41	24,000	23,854
5.75%, 12/1/43	1,237,000	1,202,141
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	520,000	472,831
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	244,617
Koninklijke Philips NV
6.88%, 3/11/38	100,000	105,725
Shell International Finance BV
3.25%, 5/11/25	412,000	401,383
2.88%, 5/10/26	429,000	409,661
4.13%, 5/11/35	619,000	568,069

Total Netherlands		3,428,281

New Zealand - 0.0%
ANZ New Zealand International Ltd.
1.25%, 6/22/26(c)	364,000	328,415

Norway - 0.1%
Equinor ASA
3.25%, 11/10/24	340,000	333,316
2.88%, 4/6/25	292,000	283,582
1.75%, 1/22/26	212,000	198,729
3.63%, 9/10/28	39,000	37,282
3.13%, 4/6/30	39,000	35,546
2.38%, 5/22/30	452,000	390,917
3.63%, 4/6/40	35,000	28,496
5.10%, 8/17/40	30,000	29,250
3.95%, 5/15/43	132,000	109,148
4.80%, 11/8/43	29,000	26,924
3.25%, 11/18/49	133,000	94,365
3.70%, 4/6/50	31,000	24,090

Total Norway		1,591,645

Qatar - 0.1%
QatarEnergy
3.13%, 7/12/41(d)	750,000	539,370
3.30%, 7/12/51(d)	200,000	134,292

Total Qatar		673,662

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
2.25%, 11/24/30(d)	950,000	785,393
Saudi Electricity Global Sukuk Co. 4
4.72%, 9/27/28(d)	200,000	197,246

Total Saudi Arabia		982,639

Singapore - 0.1%
DBS Group Holdings Ltd.
1.17%, 11/22/24(c)	640,000	614,618

South Africa - 0.0%
Anglo American Capital PLC
5.63%, 4/1/30(c)	515,000	507,996

South Korea - 0.1%
POSCO
5.75%, 1/17/28(d)	1,000,000	1,010,060
SK Hynix, Inc.
6.38%, 1/17/28(c)	350,000	356,629

Total South Korea		1,366,689

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26, (5.862% fixed rate until 9/14/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)	600,000	598,344
Banco Santander SA
3.80%, 2/23/28	200,000	184,168
2.75%, 12/3/30	1,200,000	941,484
Telefonica Emisiones SA
7.05%, 6/20/36	1,670,000	1,814,255
4.67%, 3/6/38	309,000	268,317

Total Spain		3,806,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Switzerland - 0.3%
Novartis Capital Corp.
2.00%, 2/14/27	$100,000	$92,174
UBS Group AG
4.55%, 4/17/26	2,487,000	2,424,925
4.28%, 1/9/28(c)	309,000	292,373
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(c)	969,000	989,397

Total Switzerland		3,798,869

Taiwan - 0.1%
TSMC Global Ltd.
1.25%, 4/23/26(c)	822,000	750,765

Thailand - 0.0%
GC Treasury Center Co. Ltd.
4.40%, 3/30/32(d)	225,000	197,127
Thaioil Treasury Center Co. Ltd.
2.50%, 6/18/30(d)	475,000	389,082

Total Thailand		586,209

United Arab Emirates - 0.1%
DP World Ltd.
6.85%, 7/2/37(d)	200,000	211,490
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 3/31/34(c)	674,455	571,871
MDGH GMTN RSC Ltd.
5.50%, 4/28/33(d)	1,050,000	1,070,706

Total United Arab Emirates		1,854,067

United Kingdom - 1.5%
AstraZeneca PLC
4.00%, 1/17/29	412,000	397,930
6.45%, 9/15/37	577,000	643,811
4.38%, 8/17/48	437,000	385,146
Barclays PLC
4.38%, 1/12/26	309,000	300,203
5.20%, 5/12/26	610,000	595,647
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	300,000	236,991
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,068,000	1,138,979
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	214,551
BAT Capital Corp.
3.22%, 8/15/24	343,000	336,733
3.56%, 8/15/27	149,000	139,609
4.91%, 4/2/30	176,000	168,219
4.39%, 8/15/37	200,000	161,762
British Telecommunications PLC
9.63%, 12/15/30	131,000	158,552
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(c)	750,000	622,853
Diageo Capital PLC
3.88%, 5/18/28	412,000	395,977
2.13%, 4/29/32	825,000	656,015
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	206,000	230,028
HSBC Holdings PLC
3.80%, 3/11/25, (3.803% fixed rate until 3/11/24; 3-month Secured Overnight Financing Rate + 1.473% thereafter)(a)	412,000	409,343
2.63%, 11/7/25, (2.633% fixed rate until 11/7/24; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	412,000	398,931
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month Secured Overnight Financing Rate + 1.609% thereafter)(a)	309,000	299,594
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	668,000	729,342
6.50%, 9/15/37	1,302,000	1,333,990
Imperial Brands Finance PLC
4.25%, 7/21/25(c)	755,000	737,401
Jaguar Land Rover Automotive PLC
5.50%, 7/15/29(c)	492,000	457,442
Lloyds Banking Group PLC
3.90%, 3/12/24	412,000	409,821
7.95%, 11/15/33, (7.953% fixed rate until 8/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	509,000	550,529
LSEGA Financing PLC
2.50%, 4/6/31(c)	260,000	215,085
Nationwide Building Society
4.00%, 9/14/26(c)	845,000	797,874
NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	457,000	416,354
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	266,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Reynolds American, Inc.
6.15%, 9/15/43	$516,000	$484,292
5.85%, 8/15/45	180,000	159,251
Rio Tinto Finance USA PLC
5.00%, 3/9/33	147,000	146,643
Santander U.K. Group Holdings PLC
6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(a)	465,000	469,087
Standard Chartered PLC
3.60%, 1/12/33, (3.603% fixed rate until 1/12/32; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(c)	300,000	237,477
5.70%, 3/26/44(c)	301,000	269,326
Unilever Capital Corp.
3.50%, 3/22/28	512,000	487,409
Vodafone Group PLC
4.13%, 5/30/25	825,000	810,628
6.15%, 2/27/37	412,000	425,650
4.25%, 9/17/50	184,000	142,429
5.75%, 2/10/63	100,000	95,132

Total United Kingdom		17,532,483

United States - 28.3%
3M Co.
2.25%, 9/19/26	309,000	285,519
2.88%, 10/15/27	412,000	381,623
4.00%, 9/14/48	576,000	467,729
Abbott Laboratories
1.40%, 6/30/30	152,000	124,857
4.90%, 11/30/46	669,000	645,746
AbbVie, Inc.
2.60%, 11/21/24	100,000	97,233
3.80%, 3/15/25	309,000	303,144
3.60%, 5/14/25	516,000	503,797
3.20%, 5/14/26	619,000	593,763
3.20%, 11/21/29	181,000	164,467
4.55%, 3/15/35	172,000	162,769
4.50%, 5/14/35	412,000	387,692
4.05%, 11/21/39	437,000	376,043
4.25%, 11/21/49	412,000	347,180
ACCO Brands Corp.
4.25%, 3/15/29(c)	93,000	80,516
AdaptHealth LLC
6.13%, 8/1/28(c)	73,000	62,671
Adobe, Inc.
2.30%, 2/1/30	527,000	458,200
ADT Security Corp.
4.88%, 7/15/32(c)	362,000	317,858
Advanced Micro Devices, Inc.
4.39%, 6/1/52	100,000	87,827
Aetna, Inc.
6.63%, 6/15/36	146,000	157,500
4.13%, 11/15/42	187,000	146,139
Air Lease Corp.
5.85%, 12/15/27	100,000	100,498
Air Products & Chemicals, Inc.
1.85%, 5/15/27	437,000	396,966
2.05%, 5/15/30	13,000	10,970
2.70%, 5/15/40	412,000	293,220
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(c)	56,000	53,810
5.88%, 2/15/28(c)	413,000	408,279
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32	462,000	349,032
3.00%, 5/18/51	315,000	189,372
Allegion U.S. Holding Co., Inc.
5.41%, 7/1/32	17,000	16,626
Alliant Energy Finance LLC
4.25%, 6/15/28(c)	160,000	152,867
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 4/15/28(c)	171,000	170,892
5.88%, 11/1/29(c)	268,000	243,888
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 6/1/28(c)	250,000	217,225
Allstate Corp.
3.28%, 12/15/26	412,000	390,794
Ally Financial, Inc.
3.88%, 5/21/24	173,000	171,073
4.75%, 6/9/27	173,000	163,874
8.00%, 11/1/31	691,000	730,359
Alphabet, Inc.
1.10%, 8/15/30	228,000	183,494
1.90%, 8/15/40	1,325,000	874,579
Altria Group, Inc.
4.80%, 2/14/29	441,000	430,685
4.00%, 2/4/61	200,000	138,220
Amazon.com, Inc.
2.80%, 8/22/24	412,000	404,926
3.80%, 12/5/24	509,000	501,961
3.15%, 8/22/27	412,000	390,572
1.65%, 5/12/28	52,000	45,972
1.50%, 6/3/30	54,000	44,379
4.80%, 12/5/34	452,000	455,571
AMC Networks, Inc.
4.25%, 2/15/29	500,000	349,260
American Airlines Pass-Through Trust
4.00%, 1/15/27, Series 2013-1, Class A	116,765	109,744
3.20%, 12/15/29, Series 2016-2, Class AA	280,891	251,768
3.65%, 12/15/29, Series 2016-2, Class A	219,555	191,197
3.35%, 4/15/31, Series 2017-2, Class AA	388,059	343,506
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	93,000	89,981
6.88%, 7/1/28	35,000	32,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
American Electric Power Co., Inc.
3.88%, 2/15/62, (3.875% fixed rate until 11/15/26; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	$1,637,000	$1,348,855
American Express Co.
3.00%, 10/30/24	309,000	301,905
3.30%, 5/3/27	412,000	387,181
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	50,000	46,576
American Homes 4 Rent LP
3.63%, 4/15/32	840,000	721,316
American Honda Finance Corp.
0.75%, 8/9/24	150,000	145,161
1.20%, 7/8/25	825,000	775,285
4.70%, 1/12/28	136,000	134,180
2.25%, 1/12/29	155,000	136,259
American International Group, Inc.
4.75%, 4/1/48	169,000	146,863
5.75%, 4/1/48, Series A-9, (5.75% fixed rate until 4/1/28; Secured Overnight Financing Rate + 3.169% thereafter)(a)	423,000	397,239
American Tower Corp.
4.40%, 2/15/26	100,000	97,701
3.55%, 7/15/27	309,000	290,828
American Water Capital Corp.
3.75%, 9/1/28	176,000	166,079
2.80%, 5/1/30	186,000	161,249
3.75%, 9/1/47	100,000	76,010
4.20%, 9/1/48	100,000	81,332
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 5/20/25	20,000	19,630
5.75%, 5/20/27	138,000	131,921
Ameriprise Financial, Inc.
3.00%, 4/2/25	179,000	173,417
Amgen, Inc.
2.30%, 2/25/31	825,000	684,288
3.15%, 2/21/40	437,000	322,698
4.40%, 5/1/45	619,000	514,463
5.75%, 3/2/63	100,000	98,096
AmWINS Group, Inc.
4.88%, 6/30/29(c)	186,000	167,571
Aon Corp.
2.80%, 5/15/30	188,000	162,189
Aon Global Ltd.
4.45%, 5/24/43	412,000	323,873
Apache Corp.
4.25%, 1/15/30	121,000	110,043
6.00%, 1/15/37	500,000	471,840
5.35%, 7/1/49	500,000	393,950
Appalachian Power Co.
4.45%, 6/1/45	309,000	245,247
Apple, Inc.
3.00%, 2/9/24	309,000	307,548
3.20%, 5/13/25	412,000	401,791
3.25%, 2/23/26	412,000	398,890
3.35%, 2/9/27	412,000	396,208
1.20%, 2/8/28	109,000	95,101
1.65%, 5/11/30	137,000	114,377
2.38%, 2/8/41	309,000	217,802
3.85%, 5/4/43	412,000	351,840
2.65%, 5/11/50	412,000	268,179
Applied Materials, Inc.
3.30%, 4/1/27	406,000	387,706
Aptim Corp.
7.75%, 6/15/25(c)	62,000	57,897
APX Group, Inc.
5.75%, 7/15/29(c)	224,000	200,505
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 8/15/27(c)	200,000	146,864
Ares Capital Corp.
2.88%, 6/15/28	2,314,000	1,975,948
Arizona Public Service Co.
2.95%, 9/15/27	309,000	287,194
3.35%, 5/15/50	412,000	272,674
Asbury Automotive Group, Inc.
4.63%, 11/15/29(c)	63,000	56,781
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 6/30/29(c)	380,000	350,022
Ashland, Inc.
3.38%, 9/1/31(c)	161,000	131,025
ASP Unifrax Holdings, Inc.
7.50%, 9/30/29(c)	100,000	53,365
AT&T, Inc.
1.70%, 3/25/26	894,000	826,843
2.30%, 6/1/27	412,000	375,245
2.55%, 12/1/33	1,813,000	1,412,327
4.50%, 5/15/35	327,000	295,938
3.50%, 6/1/41	825,000	613,652
3.65%, 6/1/51	412,000	287,555
3.50%, 9/15/53	2,098,000	1,399,870
3.55%, 9/15/55	255,000	168,739
3.80%, 12/1/57	509,000	348,370
AthenaHealth Group, Inc.
6.50%, 2/15/30(c)	209,000	181,544
Athene Holding Ltd.
3.95%, 5/25/51	2,000,000	1,399,160
Atlantic City Electric Co.
2.30%, 3/15/31	92,000	75,142
Atmos Energy Corp.
2.63%, 9/15/29	100,000	88,438
2.85%, 2/15/52	233,000	146,214
Autodesk, Inc.
2.40%, 12/15/31	785,000	644,830
AutoNation, Inc.
3.85%, 3/1/32	196,000	165,749
AvalonBay Communities, Inc.
3.50%, 11/15/24	175,000	171,581
3.30%, 6/1/29	182,000	164,681
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	135,000	126,693
3.14%, 11/7/29	174,000	155,876
Ball Corp.
2.88%, 8/15/30	114,000	94,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Bank of America Corp.
1.84%, 2/4/25, (1.843% fixed rate until 2/4/24; Secured Overnight Financing Rate + 0.67% thereafter)(a)	$412,000	$408,696
3.95%, 4/21/25, Series L	841,000	820,135
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month Secured Overnight Financing Rate + 1.352% thereafter)(a)	412,000	401,729
4.45%, 3/3/26	1,236,000	1,207,152
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(a)	180,000	174,006
3.50%, 4/19/26	412,000	396,422
4.25%, 10/22/26	795,000	768,932
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	398,889
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,335,000	1,227,412
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	686,185
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(a)	364,000	286,068
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	1,005,000	682,686
5.88%, 2/7/42	251,000	258,063
5.00%, 1/21/44	165,000	153,590
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(a)	186,000	154,806
Bank of New York Mellon Corp.
4.41%, 7/24/26, (4.414% fixed rate until 7/24/25; Secured Overnight Financing Rate + 1.345% thereafter)(a)	173,000	169,635
2.45%, 8/17/26	100,000	93,191
1.05%, 10/15/26	166,000	147,931
3.25%, 5/16/27	309,000	289,808
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	94,331
3.00%, 10/30/28	272,000	244,982
BankUnited, Inc.
5.13%, 6/11/30	445,000	391,400
Bath & Body Works, Inc.
6.63%, 10/1/30(c)	178,000	176,747
7.60%, 7/15/37	344,000	315,393
Bausch Health Cos., Inc.
4.88%, 6/1/28(c)	88,000	44,898
6.25%, 2/15/29(c)	187,000	67,759
5.25%, 2/15/31(c)	100,000	35,192
BCPE Empire Holdings, Inc.
7.63%, 5/1/27(c)	9,000	8,628
Becton Dickinson & Co.
1.96%, 2/11/31	148,000	118,954
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	130,000	127,748
6.13%, 4/1/36	432,000	445,116
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	412,000	353,735
4.25%, 1/15/49	29,000	25,052
2.85%, 10/15/50	35,000	22,909
Berkshire Hathaway, Inc.
3.13%, 3/15/26	412,000	398,210
Best Buy Co., Inc.
4.45%, 10/1/28	171,000	166,318
Biogen, Inc.
4.05%, 9/15/25	309,000	301,392
Black Knight InfoServ LLC
3.63%, 9/1/28(c)	100,000	94,004
BlackRock, Inc.
3.20%, 3/15/27	85,000	81,144
2.40%, 4/30/30	90,000	77,944
1.90%, 1/28/31	567,000	461,255
Blackstone Holdings Finance Co. LLC
6.20%, 4/22/33(c)	360,000	369,410
Blackstone Private Credit Fund
3.25%, 3/15/27	193,000	171,643
4.00%, 1/15/29	800,000	702,776
Blackstone Secured Lending Fund
2.75%, 9/16/26	197,000	176,230
Blue Owl Capital Corp.
3.75%, 7/22/25	205,000	194,379
3.40%, 7/15/26	190,000	173,331
2.88%, 6/11/28	206,000	175,910
Blue Owl Finance LLC
3.13%, 6/10/31(c)	220,000	171,314
Boeing Co.
2.20%, 2/4/26	412,000	385,150
5.04%, 5/1/27	412,000	409,322
5.15%, 5/1/30	1,027,000	1,018,445
5.71%, 5/1/40	412,000	406,290
5.93%, 5/1/60	886,000	860,341
Booking Holdings, Inc.
4.63%, 4/13/30	297,000	290,196
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(c)	100,000	92,140
BorgWarner, Inc.
2.65%, 7/1/27	412,000	374,574
Boston Properties LP
2.90%, 3/15/30	208,000	167,136
3.25%, 1/30/31	98,000	79,552
2.55%, 4/1/32	572,000	426,838
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	396,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
4.23%, 11/6/28	$100,000	$97,253
2.72%, 1/12/32	190,000	160,461
2.77%, 11/10/50	228,000	143,328
3.38%, 2/8/61	100,000	66,875
Brandywine Operating Partnership LP
4.10%, 10/1/24	418,000	407,216
3.95%, 11/15/27	212,000	183,865
7.80%, 3/15/28	186,000	178,266
Brighthouse Financial, Inc.
5.63%, 5/15/30	399,000	392,061
Bristol-Myers Squibb Co.
1.13%, 11/13/27	412,000	359,252
3.90%, 2/20/28	412,000	398,083
3.40%, 7/26/29	176,000	163,537
2.35%, 11/13/40	412,000	272,414
4.55%, 2/20/48	167,000	145,043
Brixmor Operating Partnership LP
4.05%, 7/1/30	1,760,000	1,582,187
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	412,000	396,208
Broadcom, Inc.
4.11%, 9/15/28	217,000	207,576
4.30%, 11/15/32	178,000	163,708
3.14%, 11/15/35(c)	1,903,000	1,482,951
4.93%, 5/15/37(c)	434,000	398,065
Brooklyn Union Gas Co.
4.27%, 3/15/48(c)	846,000	611,903
Brown & Brown, Inc.
4.20%, 9/15/24	175,000	172,792
2.38%, 3/15/31	167,000	133,124
Brown-Forman Corp.
3.50%, 4/15/25	177,000	172,745
Burlington Northern Santa Fe LLC
3.65%, 9/1/25	176,000	171,695
4.55%, 9/1/44	170,000	149,473
3.30%, 9/15/51	618,000	434,176
Caesars Entertainment, Inc.
6.25%, 7/1/25(c)	171,000	170,275
7.00%, 2/15/30(c)	168,000	168,334
Capital One Financial Corp.
3.75%, 3/9/27	513,000	479,168
3.65%, 5/11/27	412,000	383,539
Carnival Corp.
7.63%, 3/1/26(c)	223,000	224,467
5.75%, 3/1/27(c)	36,000	34,233
4.00%, 8/1/28(c)	198,000	179,214
10.50%, 6/1/30(c)	36,000	38,428
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/28(c)	154,000	167,580
Carrier Global Corp.
2.24%, 2/15/25	181,000	173,874
Caterpillar Financial Services Corp.
3.40%, 5/13/25	174,000	169,927
Caterpillar, Inc.
3.80%, 8/15/42	412,000	339,657
4.30%, 5/15/44	412,000	366,536
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30(c)	233,000	204,152
4.75%, 2/1/32(c)	316,000	265,724
4.50%, 5/1/32	207,000	170,512
4.25%, 1/15/34(c)	500,000	390,625
Celanese U.S. Holdings LLC
6.17%, 7/15/27	167,000	168,698
6.33%, 7/15/29	100,000	102,032
Cencora, Inc.
2.80%, 5/15/30	626,000	539,549
Centene Corp.
4.63%, 12/15/29	403,000	374,746
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	309,000	290,784
3.35%, 4/1/51, Series AF	309,000	215,577
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	100,000	93,136
Central Garden & Pet Co.
4.13%, 10/15/30	201,000	172,768
Central Parent, Inc./CDK Global, Inc.
7.25%, 6/15/29(c)	171,000	170,930
CF Industries, Inc.
5.38%, 3/15/44	177,000	159,093
Charles Schwab Corp.
3.20%, 3/2/27	184,000	172,309
3.20%, 1/25/28	412,000	379,745
4.63%, 3/22/30	221,000	211,554
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	619,000	608,904
5.38%, 4/1/38	340,000	294,205
6.48%, 10/23/45	412,000	382,826
5.38%, 5/1/47	619,000	500,814
5.75%, 4/1/48	368,000	311,144
3.85%, 4/1/61	200,000	119,570
Chemours Co.
5.75%, 11/15/28(c)	205,000	185,751
4.63%, 11/15/29(c)	510,000	428,813
Chevron USA, Inc.
1.02%, 8/12/27	100,000	87,768
3.25%, 10/15/29	179,000	165,829
Choice Hotels International, Inc.
3.70%, 12/1/29	100,000	85,556
CHS/Community Health Systems, Inc.
8.00%, 12/15/27(c)	22,000	20,937
6.00%, 1/15/29(c)	92,000	77,880
Chubb Corp.
6.00%, 5/11/37	412,000	433,947
Churchill Downs, Inc.
4.75%, 1/15/28(c)	100,000	93,117
Ciena Corp.
4.00%, 1/31/30(c)	204,000	180,028
Cigna Group
3.50%, 6/15/24	173,000	170,934
3.25%, 4/15/25	309,000	299,878
5.69%, 3/15/26	422,000	421,709
4.80%, 8/15/38	505,000	466,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Cinemark USA, Inc.
5.25%, 7/15/28(c)	$348,000	$313,712
Cisco Systems, Inc.
5.50%, 1/15/40	619,000	634,265
Citigroup, Inc.
4.00%, 8/5/24	289,000	285,295
3.70%, 1/12/26	175,000	169,229
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(a)	553,000	527,147
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	194,000	187,103
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	619,000	589,418
4.13%, 7/25/28	872,000	816,488
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	684,000	632,132
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	828,000	684,532
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	237,000	190,806
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	195,000	160,155
5.88%, 2/22/33	160,000	162,221
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	160,266
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(a)	382,000	312,976
8.13%, 7/15/39	374,000	460,977
5.88%, 1/30/42	151,000	153,902
5.30%, 5/6/44	327,000	296,108
Citizens Financial Group, Inc.
3.25%, 4/30/30	350,000	292,954
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(c)	58,000	53,835
Clorox Co.
1.80%, 5/15/30	651,000	527,994
Cloud Software Group, Inc.
6.50%, 3/31/29(c)	203,000	187,190
ClubCorp Holdings, Inc.
8.50%, 9/15/25(c)	240,000	210,722
CME Group, Inc.
2.65%, 3/15/32	113,000	96,227
5.30%, 9/15/43	153,000	154,700
Coca-Cola Co.
2.90%, 5/25/27	412,000	388,314
1.65%, 6/1/30	158,000	131,450
2.00%, 3/5/31	619,000	517,824
2.50%, 3/15/51	373,000	234,520
Colgate-Palmolive Co.
4.60%, 3/1/33	100,000	99,626
Comcast Corp.
1.95%, 1/15/31	977,000	795,835
4.25%, 1/15/33	309,000	288,220
4.20%, 8/15/34	309,000	282,547
3.75%, 4/1/40	412,000	335,731
3.97%, 11/1/47	299,000	235,304
2.89%, 11/1/51	408,000	257,693
2.94%, 11/1/56	1,476,000	902,884
Conagra Brands, Inc.
4.60%, 11/1/25	233,000	228,645
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(c)	216,000	180,652
ConocoPhillips Co.
6.50%, 2/1/39	100,000	110,929
4.30%, 11/15/44	145,000	122,629
4.03%, 3/15/62	815,000	619,367
Constellation Insurance, Inc.
6.63%, 5/1/31(c)	163,000	148,363
Corporate Office Properties LP
2.90%, 12/1/33	163,000	118,470
Costco Wholesale Corp.
2.75%, 5/18/24	176,000	174,141
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(c)	324,000	299,859
Credit Acceptance Corp.
6.63%, 3/15/26	40,000	39,467
CRH America, Inc.
3.88%, 5/18/25(c)	711,000	691,270
Crown Americas LLC
5.25%, 4/1/30	177,000	167,554
Crown Castle, Inc.
3.10%, 11/15/29	100,000	87,012
2.10%, 4/1/31	480,000	377,635
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25(c)	176,000	175,171
CSC Holdings LLC
5.75%, 1/15/30(c)	200,000	113,612
5.00%, 11/15/31(c)	200,000	111,430
CSX Corp.
3.25%, 6/1/27	176,000	165,686
3.80%, 3/1/28	173,000	165,506
4.40%, 3/1/43	412,000	351,284
CubeSmart LP
2.25%, 12/15/28	111,000	95,057
Curo Group Holdings Corp.
7.50%, 8/1/28(c)	300,000	52,416
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(c)	32,000	30,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(c)	$233,000	$213,892
CVS Health Corp.
1.30%, 8/21/27	100,000	86,947
4.30%, 3/25/28	137,000	132,656
4.78%, 3/25/38	679,000	610,645
2.70%, 8/21/40	619,000	414,464
5.30%, 12/5/43	163,000	149,386
5.13%, 7/20/45	412,000	366,503
5.05%, 3/25/48	997,000	875,545
Dana, Inc.
4.25%, 9/1/30	326,000	276,399
4.50%, 2/15/32	425,000	349,907
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28(c)	74,000	70,062
Dell International LLC/EMC Corp.
6.02%, 6/15/26	839,000	848,674
Delta Air Lines, Inc.
3.75%, 10/28/29	270,000	241,666
Devon Energy Corp.
5.60%, 7/15/41	166,000	152,800
4.75%, 5/15/42	181,000	149,969
Digital Realty Trust LP
3.70%, 8/15/27	182,000	171,721
3.60%, 7/1/29	335,000	302,937
Discovery Communications LLC
3.63%, 5/15/30	225,000	198,986
5.20%, 9/20/47	197,000	159,611
DISH DBS Corp.
5.75%, 12/1/28(c)	173,000	128,842
Dominion Energy South Carolina, Inc.
4.60%, 6/15/43	172,000	147,996
Dominion Energy, Inc.
3.07%, 8/15/24(a)	178,000	174,399
3.30%, 3/15/25, Series A	179,000	174,038
1.45%, 4/15/26, Series A	409,000	374,366
3.30%, 4/15/41, Series B	309,000	221,621
Dow Chemical Co.
2.10%, 11/15/30	199,000	164,219
3.60%, 11/15/50	309,000	218,837
DTE Energy Co.
1.05%, 6/1/25, Series F	877,000	818,776
Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	51,031
3.45%, 4/15/51	309,000	216,263
Duke Energy Corp.
2.45%, 6/1/30	225,000	189,482
4.50%, 8/15/32	100,000	93,381
3.50%, 6/15/51	855,000	583,751
Duke Energy Florida LLC
3.80%, 7/15/28	412,000	393,023
6.40%, 6/15/38	141,000	150,257
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	246,699
DuPont de Nemours, Inc.
5.42%, 11/15/48	412,000	402,178
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24, Series A	133,000	128,987
Eaton Corp.
4.15%, 11/2/42	179,000	153,077
eBay, Inc.
2.70%, 3/11/30	372,000	319,533
4.00%, 7/15/42	120,000	93,772
Eco Material Technologies, Inc.
7.88%, 1/31/27(c)	3,000	2,960
Ecolab, Inc.
2.70%, 11/1/26	178,000	168,390
3.25%, 12/1/27	100,000	94,415
4.80%, 3/24/30	405,000	403,425
El Paso Electric Co.
5.00%, 12/1/44	174,000	141,573
Elevance Health, Inc.
2.38%, 1/15/25	179,000	172,837
1.50%, 3/15/26	309,000	284,431
3.65%, 12/1/27	586,000	557,485
4.10%, 3/1/28	309,000	298,247
2.55%, 3/15/31	57,000	47,569
Eli Lilly & Co.
2.25%, 5/15/50	1,547,000	934,605
Emerson Electric Co.
2.00%, 12/21/28	190,000	166,883
1.95%, 10/15/30	570,000	472,063
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/28(c)	304,000	296,643
Energizer Holdings, Inc.
4.38%, 3/31/29(c)	248,000	213,977
Energy Transfer LP
2.90%, 5/15/25	100,000	96,196
4.75%, 1/15/26	172,000	169,155
6.50%, 2/1/42	746,000	756,399
6.13%, 12/15/45	330,000	317,424
EnLink Midstream Partners LP
5.05%, 4/1/45	500,000	401,310
5.45%, 6/1/47	500,000	416,305
Entegris Escrow Corp.
4.75%, 4/15/29(c)	680,000	643,056
Entergy Corp.
2.95%, 9/1/26	200,000	187,170
2.80%, 6/15/30	165,000	140,535
Entergy Louisiana LLC
0.95%, 10/1/24	183,000	176,489
4.20%, 9/1/48	100,000	78,264
Enterprise Products Operating LLC
4.85%, 3/15/44	454,000	414,048
4.90%, 5/15/46	722,000	656,399
3.20%, 2/15/52	412,000	280,799
3.95%, 1/31/60	199,000	151,001
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)	130,000	113,022
EOG Resources, Inc.
4.38%, 4/15/30	100,000	96,917
EPR Properties
3.60%, 11/15/31	211,000	163,829
EQM Midstream Partners LP
4.50%, 1/15/29(c)	360,000	329,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
EQT Corp.
7.00%, 2/1/30	$1,662,000	$1,744,485
Equifax, Inc.
2.35%, 9/15/31	100,000	79,669
Equinix, Inc.
3.20%, 11/18/29	236,000	208,704
2.50%, 5/15/31	201,000	163,827
Equitable Holdings, Inc.
5.00%, 4/20/48	1,377,000	1,206,968
ERP Operating LP
3.00%, 7/1/29	150,000	133,971
4.50%, 7/1/44	179,000	147,888
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	131,115
3.35%, 4/15/50	100,000	65,822
5.30%, 5/1/52	161,000	143,137
Essex Portfolio LP
2.65%, 3/15/32	1,053,000	841,652
Evergy Kansas Central, Inc.
4.13%, 3/1/42	412,000	330,918
4.25%, 12/1/45	185,000	146,021
Eversource Energy
2.90%, 10/1/24, Series L	493,000	480,818
Exelon Corp.
3.35%, 3/15/32	86,000	74,030
4.95%, 6/15/35	412,000	380,713
5.10%, 6/15/45	309,000	277,677
4.45%, 4/15/46	81,000	66,034
Expedia Group, Inc.
3.25%, 2/15/30	488,000	431,333
Extra Space Storage LP
2.40%, 10/15/31	422,000	332,789
Exxon Mobil Corp.
3.48%, 3/19/30	176,000	163,173
3.45%, 4/15/51	198,000	146,817
Federal Realty OP LP
3.50%, 6/1/30	312,000	272,772
FedEx Corp.
3.40%, 2/15/28	412,000	385,945
4.25%, 5/15/30	170,000	161,476
2.40%, 5/15/31	56,000	46,634
3.25%, 5/15/41	200,000	145,464
4.05%, 2/15/48	196,000	152,004
5.25%, 5/15/50	160,000	149,032
Fidelity National Information Services, Inc.
2.25%, 3/1/31	1,021,000	828,756
Fifth Third Bancorp
8.25%, 3/1/38	200,000	222,848
First American Financial Corp.
4.00%, 5/15/30	183,000	159,441
First Citizens BancShares, Inc.
3.38%, 3/15/30, (3.375% fixed rate until 3/15/25; 3-month Secured Overnight Financing Rate + 2.465% thereafter)(a)	121,000	114,202
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 7/31/29(c)	410,000	353,875
Fiserv, Inc.
2.25%, 6/1/27	412,000	373,099
2.65%, 6/1/30	576,000	489,421
Flex Ltd.
4.75%, 6/15/25	100,000	98,210
Florida Power & Light Co.
5.05%, 4/1/28	100,000	100,352
2.45%, 2/3/32	100,000	82,435
4.05%, 6/1/42	589,000	487,221
3.80%, 12/15/42	309,000	248,640
3.15%, 10/1/49	210,000	142,246
5.30%, 4/1/53	100,000	97,496
Ford Motor Co.
4.75%, 1/15/43	500,000	386,160
Ford Motor Credit Co. LLC
5.13%, 6/16/25	377,000	368,778
6.95%, 3/6/26	283,000	285,748
4.95%, 5/28/27	500,000	477,385
4.13%, 8/17/27	500,000	462,360
Fox Corp.
4.71%, 1/25/29	171,000	166,783
5.58%, 1/25/49	170,000	151,377
Franklin Resources, Inc.
1.60%, 10/30/30	36,000	27,995
Freeport-McMoRan, Inc.
5.45%, 3/15/43	1,034,000	928,604
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/1/31(c)	211,000	158,910
Frontier Communications Holdings LLC
6.75%, 5/1/29(c)	105,000	89,288
Gap, Inc.
3.63%, 10/1/29(c)	256,000	210,906
3.88%, 10/1/31(c)	333,000	263,446
GATX Corp.
1.90%, 6/1/31	120,000	90,659
GCI LLC
4.75%, 10/15/28(c)	128,000	114,963
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	169,000	168,594
5.86%, 3/15/30	159,000	162,163
5.91%, 11/22/32	100,000	102,156
General Dynamics Corp.
4.25%, 4/1/40	174,000	153,118
General Mills, Inc.
5.24%, 11/18/25	170,000	169,718
3.00%, 2/1/51	237,000	152,656
General Motors Co.
6.60%, 4/1/36	309,000	317,204
6.25%, 10/2/43	1,455,000	1,398,197
General Motors Financial Co., Inc.
5.25%, 3/1/26	412,000	407,402
3.60%, 6/21/30	2,790,000	2,444,375
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	45,000	44,494
Genuine Parts Co.
1.75%, 2/1/25	100,000	95,708
Genworth Holdings, Inc.
6.50%, 6/15/34	312,000	283,402
Georgia-Pacific LLC
3.60%, 3/1/25(c)	177,000	172,956
0.95%, 5/15/26(c)	219,000	197,271
Gilead Sciences, Inc.
3.50%, 2/1/25	309,000	302,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
3.65%, 3/1/26	$339,000	$328,145
4.75%, 3/1/46	329,000	296,613
Global Payments, Inc.
4.45%, 6/1/28	100,000	95,307
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	632,000	605,292
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(c)	175,000	170,070
3.50%, 3/1/29(c)	197,000	173,880
Goldman Sachs Group, Inc.
3.85%, 7/8/24	412,000	407,274
3.50%, 1/23/25	530,000	517,031
1.76%, 1/24/25, (1.757% fixed rate until 1/24/24; Secured Overnight Financing Rate + 0.73% thereafter)(a)	412,000	409,322
4.25%, 10/21/25	176,000	171,540
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	722,000	655,186
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	755,000	688,031
2.60%, 2/7/30	194,000	164,578
6.45%, 5/1/36	650,000	675,851
6.75%, 10/1/37	1,625,000	1,709,500
Goodyear Tire & Rubber Co.
5.63%, 4/30/33	497,000	428,717
Grand Canyon University
5.13%, 10/1/28	39,000	34,706
Graphic Packaging International LLC
3.50%, 3/15/28(c)	68,000	62,013
Gray Television, Inc.
5.88%, 7/15/26(c)	114,000	107,687
H&E Equipment Services, Inc.
3.88%, 12/15/28(c)	100,000	88,782
HCA, Inc.
5.25%, 4/15/25	173,000	171,730
5.88%, 2/15/26	128,000	128,321
5.63%, 9/1/28	166,000	166,395
3.50%, 9/1/30	173,000	152,316
Healthcare Realty Holdings LP
2.00%, 3/15/31	328,000	254,426
Healthpeak OP LLC
3.00%, 1/15/30	973,000	836,216
Hershey Co.
2.30%, 8/15/26	309,000	290,537
Hewlett Packard Enterprise Co.
1.45%, 4/1/24	412,000	405,977
6.35%, 10/15/45	156,000	159,251
Highwoods Realty LP
4.13%, 3/15/28	194,000	174,555
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32(c)	460,000	386,888
Home Depot, Inc.
2.70%, 4/15/30	176,000	155,248
1.88%, 9/15/31	18,000	14,513
5.88%, 12/16/36	1,050,000	1,122,271
3.30%, 4/15/40	640,000	499,181
3.13%, 12/15/49	8,000	5,517
3.63%, 4/15/52	7,000	5,275
Honeywell International, Inc.
2.30%, 8/15/24	74,000	72,484
3.81%, 11/21/47	1,072,000	856,078
HP, Inc.
2.20%, 6/17/25	412,000	392,010
4.75%, 1/15/28	100,000	98,344
4.00%, 4/15/29	179,000	169,223
Hudson Pacific Properties LP
5.95%, 2/15/28	208,000	176,182
Humana, Inc.
3.85%, 10/1/24	911,000	896,816
5.70%, 3/13/26	172,000	172,043
5.88%, 3/1/33	155,000	159,042
Huntington Bancshares, Inc.
2.63%, 8/6/24	182,000	177,497
Hyatt Hotels Corp.
5.75%, 4/23/30	158,000	159,236
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	145,000	119,735
Illinois Tool Works, Inc.
2.65%, 11/15/26	178,000	168,539
Imola Merger Corp.
4.75%, 5/15/29(c)	400,000	363,688
Ingevity Corp.
3.88%, 11/1/28(c)	29,000	24,764
Intel Corp.
3.70%, 7/29/25	726,000	709,730
3.15%, 5/11/27	412,000	390,110
2.45%, 11/15/29	168,000	147,929
5.13%, 2/10/30	164,000	166,257
5.63%, 2/10/43	534,000	543,970
Intercontinental Exchange, Inc.
1.85%, 9/15/32	412,000	314,937
4.60%, 3/15/33	87,000	83,070
2.65%, 9/15/40	220,000	153,393
4.95%, 6/15/52	110,000	101,890
3.00%, 9/15/60	232,000	143,334
International Business Machines Corp.
3.45%, 2/19/26	412,000	397,634
1.95%, 5/15/30	980,000	814,106
2.85%, 5/15/40	412,000	292,755
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(c)	116,000	99,679
5.00%, 9/26/48	188,000	150,528
International Paper Co.
4.35%, 8/15/48	898,000	734,070
Invitation Homes Operating Partnership LP
4.15%, 4/15/32	777,000	682,012
IPALCO Enterprises, Inc.
4.25%, 5/1/30	2,076,000	1,858,394
Iron Mountain, Inc.
5.25%, 7/15/30(c)	135,000	123,798
ITC Holdings Corp.
3.65%, 6/15/24	139,000	137,285
3.35%, 11/15/27	382,000	356,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Jacobs Engineering Group, Inc.
5.90%, 3/1/33	$100,000	$97,600
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.63%, 1/15/32	275,000	225,577
5.75%, 4/1/33	1,160,000	1,098,764
Jefferies Financial Group, Inc.
4.15%, 1/23/30	180,000	163,550
2.63%, 10/15/31	100,000	78,896
6.25%, 1/15/36	100,000	102,037
John Deere Capital Corp.
2.80%, 9/8/27	412,000	382,909
4.15%, 9/15/27	171,000	167,390
4.75%, 1/20/28	165,000	164,370
3.45%, 3/7/29	412,000	385,265
Johnson & Johnson
2.45%, 3/1/26	412,000	392,059
2.90%, 1/15/28	412,000	387,914
3.63%, 3/3/37	412,000	362,333
JPMorgan Chase & Co.
3.13%, 1/23/25	309,000	301,167
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month Secured Overnight Financing Rate + 1.417% thereafter)(a)	309,000	306,862
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	145,000	137,818
4.13%, 12/15/26	548,000	530,513
4.25%, 10/1/27	958,000	932,546
3.63%, 12/1/27	139,000	131,501
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	813,000	774,399
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	309,000	290,849
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	412,000	370,042
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	412,000	382,797
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	1,009,000	871,715
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	615,000	523,248
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	428,000	335,381
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	309,000	259,582
5.50%, 10/15/40	980,000	979,206
5.60%, 7/15/41	119,000	120,634
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	619,000	413,839
5.63%, 8/16/43	141,000	140,533
4.95%, 6/1/45	188,000	170,777
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	240,000	186,842
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	689,000	480,826
Kaiser Aluminum Corp.
4.63%, 3/1/28(c)	89,000	78,963
Kellogg Co.
2.10%, 6/1/30	146,000	119,686
Kemper Corp.
2.40%, 9/30/30	248,000	184,983
Kentucky Utilities Co.
5.13%, 11/1/40	1,031,000	941,241
3.30%, 6/1/50	412,000	277,709
KeyCorp
4.15%, 10/29/25	177,000	170,474
2.25%, 4/6/27	100,000	87,049
4.10%, 4/30/28	288,000	263,241
2.55%, 10/1/29	100,000	80,496
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	292,000	252,963
Kilroy Realty LP
4.75%, 12/15/28	189,000	171,213
Kimco Realty OP LLC
2.70%, 10/1/30	358,000	297,459
Kinder Morgan Energy Partners LP
4.25%, 9/1/24	175,000	173,002
6.95%, 1/15/38	546,000	578,853
Kinder Morgan, Inc.
4.30%, 6/1/25	173,000	169,979
2.00%, 2/15/31	309,000	245,911
7.75%, 1/15/32	142,000	158,103
Kinetik Holdings LP
5.88%, 6/15/30(c)	175,000	167,514
KLA Corp.
5.25%, 7/15/62	153,000	147,546
Kohl’s Corp.
5.55%, 7/17/45	500,000	312,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Kraft Heinz Foods Co.
6.75%, 3/15/32	$500,000	$541,660
5.50%, 6/1/50	377,000	363,126
Kroger Co.
2.65%, 10/15/26	412,000	384,211
7.50%, 4/1/31	338,000	379,615
Kyndryl Holdings, Inc.
3.15%, 10/15/31	317,000	251,936
L3Harris Technologies, Inc.
4.40%, 6/15/28	170,000	164,473
Lam Research Corp.
4.00%, 3/15/29	309,000	298,114
Lazard Group LLC
4.50%, 9/19/28	176,000	167,380
LCPR Senior Secured Financing DAC
5.13%, 7/15/29(c)	283,000	239,322
Lennar Corp.
4.75%, 11/29/27	422,000	413,471
Level 3 Financing, Inc.
10.50%, 5/15/30(c)	151,000	140,232
Liberty Interactive LLC
8.50%, 7/15/29	277,000	110,800
8.25%, 2/1/30	500,000	195,780
Lincoln National Corp.
3.35%, 3/9/25	75,000	72,728
3.63%, 12/12/26	309,000	291,900
3.80%, 3/1/28	412,000	384,693
7.00%, 6/15/40	61,000	63,536
Lockheed Martin Corp.
3.55%, 1/15/26	368,000	358,944
3.60%, 3/1/35	516,000	451,443
2.80%, 6/15/50	619,000	408,732
Lowe’s Cos., Inc.
3.10%, 5/3/27	412,000	388,191
2.63%, 4/1/31	309,000	259,838
5.63%, 4/15/53	160,000	155,779
5.75%, 7/1/53	100,000	98,745
5.80%, 9/15/62	100,000	96,700
5.85%, 4/1/63	100,000	97,142
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 2/15/26(c)	120,000	112,564
LYB International Finance III LLC
1.25%, 10/1/25	405,000	374,714
3.38%, 10/1/40	309,000	221,229
4.20%, 10/15/49	207,000	153,325
4.20%, 5/1/50	202,000	148,920
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	261,705
Macy’s Retail Holdings LLC
6.70%, 7/15/34(c)	262,000	216,771
4.50%, 12/15/34	365,000	274,677
6.38%, 3/15/37	306,000	247,673
Magellan Midstream Partners LP
4.20%, 12/1/42	619,000	463,934
4.20%, 10/3/47	175,000	130,072
Marathon Petroleum Corp.
4.70%, 5/1/25	100,000	98,881
6.50%, 3/1/41	192,000	197,376
Marriott International, Inc.
4.63%, 6/15/30, Series FF	933,000	889,242
2.75%, 10/15/33, Series II	100,000	78,680
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	169,000	140,851
4.90%, 3/15/49	100,000	91,134
Martin Marietta Materials, Inc.
4.25%, 7/2/24	174,000	172,472
Masco Corp.
2.00%, 2/15/31	180,000	141,876
Masonite International Corp.
3.50%, 2/15/30(c)	315,000	266,499
Massachusetts Institute of Technology
3.96%, 7/1/38	100,000	87,453
5.60%, 7/1/2111	100,000	104,592
Massachusetts Mutual Life Insurance Co.
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.492% thereafter)(a)(c)	362,000	299,816
Mastercard, Inc.
3.50%, 2/26/28	412,000	394,140
4.88%, 3/9/28	664,000	672,858
Match Group Holdings II LLC
4.63%, 6/1/28(c)	69,000	64,381
5.63%, 2/15/29(c)	26,000	24,788
Mattel, Inc.
5.88%, 12/15/27(c)	172,000	169,224
McAfee Corp.
7.38%, 2/15/30(c)	130,000	112,506
McDonald’s Corp.
4.88%, 12/9/45	2,060,000	1,877,690
McGraw-Hill Education, Inc.
5.75%, 8/1/28(c)	85,000	77,649
McKesson Corp.
0.90%, 12/3/25	412,000	378,228
Medline Borrower LP
3.88%, 4/1/29(c)	227,000	201,696
Medtronic, Inc.
4.38%, 3/15/35	295,000	276,840
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/42	154,000	144,164
Merck & Co., Inc.
0.75%, 2/24/26	412,000	377,310
1.45%, 6/24/30	151,000	122,084
3.90%, 3/7/39	412,000	355,577
4.15%, 5/18/43	412,000	356,714
Meta Platforms, Inc.
3.85%, 8/15/32	677,000	621,195
4.45%, 8/15/52	248,000	211,802
4.65%, 8/15/62	100,000	86,394
Metis Merger Sub LLC
6.50%, 5/15/29(c)	239,000	203,071
MetLife, Inc.
4.55%, 3/23/30	168,000	164,176
5.70%, 6/15/35	154,000	157,747
4.05%, 3/1/45	189,000	153,200
5.00%, 7/15/52	560,000	511,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Metropolitan Life Global Funding I
2.80%, 3/21/25(c)	$630,000	$609,361
3.45%, 12/18/26(c)	309,000	293,012
Michaels Cos., Inc.
7.88%, 5/1/29(c)	248,000	141,052
Microchip Technology, Inc.
0.98%, 9/1/24	184,000	177,608
4.25%, 9/1/25	175,000	170,636
Micron Technology, Inc.
4.98%, 2/6/26	171,000	169,394
4.19%, 2/15/27	175,000	168,481
4.66%, 2/15/30	197,000	186,831
2.70%, 4/15/32	200,000	160,496
5.88%, 2/9/33	100,000	100,398
3.48%, 11/1/51	294,000	196,568
Microsoft Corp.
3.63%, 12/15/23	309,000	308,873
2.40%, 8/8/26	412,000	389,740
3.30%, 2/6/27	619,000	595,899
1.35%, 9/15/30(c)	508,000	411,302
2.53%, 6/1/50	852,000	549,131
2.92%, 3/17/52	220,000	152,295
Mid-America Apartments LP
1.70%, 2/15/31	412,000	322,406
Mississippi Power Co.
4.25%, 3/15/42, Series 12-A	825,000	665,239
Mohegan Tribal Gaming Authority
8.00%, 2/1/26(c)	79,000	74,016
Molson Coors Beverage Co.
3.00%, 7/15/26	852,000	807,883
Moody’s Corp.
2.00%, 8/19/31	611,000	489,362
3.75%, 2/25/52	169,000	126,880
Morgan Stanley
4.00%, 7/23/25	309,000	302,153
1.16%, 10/21/25, (1.164% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.56% thereafter)(a)	186,000	177,632
5.00%, 11/24/25	412,000	407,653
4.35%, 9/8/26	533,000	517,330
6.14%, 10/16/26, (6.138% fixed rate until 10/16/25; Secured Overnight Financing Rate + 1.77% thereafter)(a)	168,000	169,389
3.63%, 1/20/27	309,000	295,209
5.05%, 1/28/27, (5.05% fixed rate until 1/28/26; Secured Overnight Financing Rate + 1.295% thereafter)(a)	100,000	99,080
3.95%, 4/23/27	309,000	293,436
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	516,000	467,960
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	176,000	169,103
3.59%, 7/22/28(a)	901,000	843,570
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	753,000	702,925
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	451,000	422,785
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,455,000	1,099,034
Moss Creek Resources Holdings, Inc.
10.50%, 5/15/27(c)	14,000	14,157
MPH Acquisition Holdings LLC
5.75%, 11/1/28(c)	277,000	215,639
MPLX LP
4.88%, 12/1/24	412,000	407,995
4.00%, 3/15/28	412,000	389,344
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26	120,000	104,814
MSCI, Inc.
3.63%, 11/1/31(c)	170,000	144,803
Nasdaq, Inc.
1.65%, 1/15/31	85,000	66,831
National Fuel Gas Co.
5.20%, 7/15/25	412,000	408,267
National Grid USA
5.80%, 4/1/35	1,025,000	1,000,789
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/28	168,000	166,464
5.80%, 1/15/33	154,000	157,282
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.931% thereafter)(a)	412,000	393,126
Navient Corp.
4.88%, 3/15/28	146,000	129,623
NCL Corp. Ltd.
5.88%, 3/15/26(c)	159,000	150,891
NCR Corp.
5.00%, 10/1/28(c)	339,000	309,639
5.13%, 4/15/29(c)	44,000	40,336
5.25%, 10/1/30(c)	386,000	340,587
Nestle Holdings, Inc.
4.13%, 10/1/27(c)	171,000	167,578
4.85%, 3/14/33(c)	159,000	157,629
New Fortress Energy, Inc.
6.50%, 9/30/26(c)	186,000	176,834
New York & Presbyterian Hospital
3.95%, 8/1/2119, Series 2019	110,000	75,128
New York Life Global Funding
4.85%, 1/9/28(c)	100,000	98,839
New York State Electric & Gas Corp.
3.30%, 9/15/49(c)	197,000	124,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Newell Brands, Inc.
6.63%, 9/15/29	$170,000	$166,974
6.50%, 4/1/46	500,000	400,625
Newmont Corp.
2.25%, 10/1/30	861,000	714,199
Nexstar Media, Inc.
5.63%, 7/15/27(c)	180,000	170,537
NextEra Energy Capital Holdings, Inc.
5.11%, 9/29/57(c)	660,000	659,386
NFP Corp.
6.88%, 8/15/28(c)	200,000	178,368
Niagara Mohawk Power Corp.
5.78%, 9/16/52(c)	185,000	177,054
NIKE, Inc.
3.25%, 3/27/40	100,000	78,971
3.63%, 5/1/43	183,000	147,965
NiSource, Inc.
0.95%, 8/15/25	141,000	130,476
3.60%, 5/1/30	179,000	160,971
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26(c)	100,000	88,320
NNN REIT, Inc.
4.30%, 10/15/28	351,000	331,161
Nordstrom, Inc.
4.25%, 8/1/31	241,000	190,453
Norfolk Southern Corp.
4.45%, 3/1/33	169,000	159,578
3.95%, 10/1/42	412,000	328,900
Northern Natural Gas Co.
4.30%, 1/15/49(c)	136,000	105,123
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.432% thereafter)(a)	466,000	424,405
Northrop Grumman Corp.
2.93%, 1/15/25	309,000	300,407
3.20%, 2/1/27	178,000	168,258
4.03%, 10/15/47	412,000	330,725
Northwestern Mutual Life Insurance Co.
3.63%, 9/30/59(c)	324,000	219,367
Novelis Corp.
4.75%, 1/30/30(c)	201,000	182,914
3.88%, 8/15/31(c)	385,000	326,357
NRG Energy, Inc.
2.45%, 12/2/27(c)	200,000	175,376
3.38%, 2/15/29(c)	274,000	234,818
Nucor Corp.
2.00%, 6/1/25	631,000	599,715
NVIDIA Corp.
1.55%, 6/15/28	100,000	87,721
2.85%, 4/1/30	175,000	157,213
3.50%, 4/1/40	412,000	339,715
3.50%, 4/1/50	194,000	150,348
Occidental Petroleum Corp.
3.50%, 8/15/29	155,000	135,856
7.88%, 9/15/31	173,000	191,682
6.45%, 9/15/36	500,000	513,895
4.20%, 3/15/48	500,000	369,000
Oglethorpe Power Corp.
5.95%, 11/1/39	100,000	97,715
Ohio Edison Co.
6.88%, 7/15/36	1,826,000	1,984,533
Olin Corp.
5.63%, 8/1/29	366,000	349,940
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	100,000	93,573
3.38%, 2/1/31	58,000	47,161
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/1/24	100,000	98,108
OneMain Finance Corp.
4.00%, 9/15/30	398,000	324,557
ONEOK Partners LP
6.20%, 9/15/43	412,000	406,323
ONEOK, Inc.
5.20%, 7/15/48	100,000	87,929
Oracle Corp.
2.95%, 11/15/24	412,000	401,309
2.95%, 5/15/25	309,000	298,120
1.65%, 3/25/26	309,000	284,824
3.25%, 11/15/27	483,000	450,794
2.95%, 4/1/30	2,607,000	2,286,261
3.90%, 5/15/35	329,000	282,045
6.13%, 7/8/39	153,000	156,960
5.38%, 7/15/40	642,000	605,072
4.13%, 5/15/45	309,000	241,440
Otis Worldwide Corp.
3.11%, 2/15/40	100,000	74,730
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25(c)	58,000	38,165
Pacific Gas & Electric Co.
2.10%, 8/1/27	619,000	546,212
2.50%, 2/1/31	352,000	280,628
3.30%, 8/1/40	619,000	423,668
4.95%, 7/1/50	1,826,000	1,456,290
3.50%, 8/1/50	619,000	390,372
PacifiCorp
4.15%, 2/15/50	412,000	294,341
Packaging Corp. of America
3.00%, 12/15/29	776,000	682,135
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(c)	131,000	119,507
Paramount Global
3.38%, 2/15/28	96,000	85,701
4.95%, 1/15/31	91,000	82,500
4.20%, 5/19/32	1,031,000	872,700
5.90%, 10/15/40	91,000	75,865
5.25%, 4/1/44	101,000	76,118
4.95%, 5/19/50	165,000	121,577
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 4.20% thereafter)(a)	115,000	90,584
PayPal Holdings, Inc.
1.65%, 6/1/25	609,000	576,961
2.30%, 6/1/30	161,000	136,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 6/15/29(c)	$309,000	$255,710
PECO Energy Co.
4.15%, 10/1/44	309,000	251,996
PennyMac Financial Services, Inc.
4.25%, 2/15/29(c)	290,000	252,141
PepsiCo, Inc.
1.63%, 5/1/30	776,000	642,412
Permian Resources Operating LLC
5.88%, 7/1/29(c)	177,000	169,338
Pfizer, Inc.
3.45%, 3/15/29	412,000	388,549
4.10%, 9/15/38	412,000	363,512
3.90%, 3/15/39	492,000	417,600
4.30%, 6/15/43	412,000	358,918
PG&E Corp.
5.25%, 7/1/30	86,000	80,888
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/33, Series A-1	329,169	314,488
4.26%, 6/1/38, Series A-2	1,250,000	1,147,925
PGT Innovations, Inc.
4.38%, 10/1/29(c)	197,000	186,703
Philip Morris International, Inc.
4.88%, 2/13/26	170,000	168,955
5.63%, 11/17/29	327,000	332,739
5.13%, 2/15/30	165,000	162,895
2.10%, 5/1/30	24,000	20,017
5.38%, 2/15/33	161,000	158,701
4.88%, 11/15/43	271,000	239,236
Phillips 66
3.90%, 3/15/28	619,000	587,208
5.88%, 5/1/42	605,000	623,906
Piedmont Natural Gas Co., Inc.
5.05%, 5/15/52	105,000	91,561
Piedmont Operating Partnership LP
3.15%, 8/15/30	101,000	73,179
Pilgrim’s Pride Corp.
4.25%, 4/15/31	190,000	164,736
Pioneer Natural Resources Co.
1.90%, 8/15/30	203,000	166,679
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	469,000	459,798
6.65%, 1/15/37	156,000	161,320
PNC Bank NA
3.10%, 10/25/27	309,000	283,189
PNC Financial Services Group, Inc.
2.60%, 7/23/26	183,000	171,008
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	203,000	198,680
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	412,000	336,171
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	156,000	156,441
Post Holdings, Inc.
5.75%, 3/1/27(c)	174,000	171,216
5.50%, 12/15/29(c)	100,000	94,255
4.63%, 4/15/30(c)	193,000	172,677
Precision Castparts Corp.
3.25%, 6/15/25	175,000	170,193
Prestige Brands, Inc.
3.75%, 4/1/31(c)	267,000	222,836
Principal Financial Group, Inc.
2.13%, 6/15/30	560,000	459,290
6.05%, 10/15/36	100,000	103,012
Private Export Funding Corp.
3.55%, 1/15/24, Series KK	412,000	411,114
3.25%, 6/15/25, Series NN	412,000	401,045
3.90%, 10/15/27	3,000,000	2,923,740
Procter & Gamble Co.
1.00%, 4/23/26	309,000	283,915
2.80%, 3/25/27	289,000	272,744
1.95%, 4/23/31	309,000	259,341
Progress Energy, Inc.
6.00%, 12/1/39	142,000	141,283
Progressive Corp.
4.00%, 3/1/29	412,000	396,072
Prologis LP
3.25%, 10/1/26	309,000	294,088
2.25%, 4/15/30	100,000	83,675
1.75%, 7/1/30	147,000	117,622
Prudential Financial, Inc.
1.50%, 3/10/26	187,000	172,188
3.88%, 3/27/28	368,000	352,220
5.70%, 12/14/36, Series D	151,000	156,830
6.75%, 3/1/53, (6.75% fixed rate until 12/1/32; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	165,000	164,413
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	388,854
Public Service Electric & Gas Co.
3.80%, 1/1/43	309,000	246,480
Public Storage Operating Co.
1.50%, 11/9/26	309,000	280,563
2.25%, 11/9/31	235,200	190,110
PulteGroup, Inc.
7.88%, 6/15/32	609,000	689,175
Qorvo, Inc.
4.38%, 10/15/29	79,000	71,768
QUALCOMM, Inc.
4.65%, 5/20/35	351,000	344,777
Quest Diagnostics, Inc.
2.80%, 6/30/31	200,000	168,192
QVC, Inc.
4.45%, 2/15/25	171,000	158,753
5.45%, 8/15/34	500,000	276,610
5.95%, 3/15/43	500,000	261,015
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 9/15/28(c)	100,000	46,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Raymond James Financial, Inc.
4.95%, 7/15/46	$173,000	$150,356
Realty Income Corp.
5.05%, 1/13/26	172,000	171,064
3.25%, 1/15/31	921,000	800,119
Regency Centers LP
3.70%, 6/15/30	552,000	493,333
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/1/26(c)	41,000	39,877
Republic Services, Inc.
3.95%, 5/15/28	100,000	95,837
Rite Aid Corp.
8.00%, 11/15/26(c)(f)	100,000	75,813
ROBLOX Corp.
3.88%, 5/1/30(c)	235,000	202,140
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.00%, 10/15/33(c)	500,000	404,510
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	103,333
5.50%, 4/1/28(c)	196,000	187,566
RPM International, Inc.
4.55%, 3/1/29	176,000	168,101
RTX Corp.
3.95%, 8/16/25	293,000	285,763
5.00%, 2/27/26	100,000	99,435
4.45%, 11/16/38	432,000	376,674
4.50%, 6/1/42	169,000	145,379
4.63%, 11/16/48	412,000	353,929
Ryder System, Inc.
2.90%, 12/1/26	100,000	92,908
5.65%, 3/1/28	100,000	101,072
Santander Holdings USA, Inc.
3.45%, 6/2/25	405,000	389,092
4.50%, 7/17/25	175,000	171,134
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	195,000	174,874
Schlumberger Holdings Corp.
4.00%, 12/21/25(c)	173,000	169,149
Schlumberger Investment SA
2.65%, 6/26/30	134,000	116,861
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(c)	247,000	221,537
SCIH Salt Holdings, Inc.
6.63%, 5/1/29(c)	257,000	228,059
Scotts Miracle-Gro Co.
4.50%, 10/15/29	143,000	123,000
Scripps Escrow, Inc.
5.88%, 7/15/27(c)	440,000	371,074
Sealed Air Corp.
4.00%, 12/1/27(c)	100,000	92,596
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(c)	189,000	173,430
Sempra
3.25%, 6/15/27	439,000	409,192
4.00%, 2/1/48	176,000	134,515
Service Corp. International
3.38%, 8/15/30	200,000	169,060
Sherwin-Williams Co.
3.13%, 6/1/24	176,000	173,645
3.45%, 6/1/27	412,000	390,683
Sierra Pacific Power Co.
2.60%, 5/1/26	309,000	291,591
Simon Property Group LP
3.38%, 10/1/24	76,000	74,460
3.50%, 9/1/25	412,000	397,951
2.65%, 7/15/30	664,000	562,288
6.75%, 2/1/40	57,000	60,671
3.25%, 9/13/49	87,000	57,418
3.80%, 7/15/50	79,000	56,889
Sirius XM Radio, Inc.
5.00%, 8/1/27(c)	185,000	176,631
4.13%, 7/1/30(c)	360,000	305,428
3.88%, 9/1/31(c)	335,000	271,246
Sonic Automotive, Inc.
4.88%, 11/15/31(c)	125,000	105,523
Sonoco Products Co.
1.80%, 2/1/25	683,000	654,130
Southaven Combined Cycle Generation LLC
3.85%, 8/15/33	369,874	340,321
Southern California Edison Co.
4.70%, 6/1/27, Series D	168,000	165,465
5.30%, 3/1/28	558,000	563,295
4.00%, 4/1/47	665,000	508,166
Southern California Gas Co.
6.35%, 11/15/52	156,000	167,088
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	111,038
4.40%, 5/30/47	412,000	325,299
Southwest Airlines Co.
5.25%, 5/4/25	169,000	168,052
Southwest Gas Corp.
5.80%, 12/1/27	162,000	164,688
4.05%, 3/15/32	511,000	457,335
Southwestern Electric Power Co.
3.25%, 11/1/51	2,408,000	1,511,959
Spectrum Brands, Inc.
3.88%, 3/15/31(c)	362,000	309,282
Spirit Realty LP
2.10%, 3/15/28	110,000	95,764
3.40%, 1/15/30	100,000	87,971
Sprint LLC
7.63%, 3/1/26	162,000	168,073
SS&C Technologies, Inc.
5.50%, 9/30/27(c)	178,000	172,603
Standard Industries, Inc.
4.38%, 7/15/30(c)	195,000	171,317
Stanley Black & Decker, Inc.
3.40%, 3/1/26	279,000	266,732
4.85%, 11/15/48	100,000	84,357
2.75%, 11/15/50	258,000	147,558
4.00%, 3/15/60, (4.00% fixed rate until 3/15/25; 5-year Constant Maturity Treasury Rate + 2.657% thereafter)(a)	553,000	448,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Staples, Inc.
10.75%, 4/15/27(c)	$100,000	$65,219
Starbucks Corp.
2.55%, 11/15/30	669,000	572,403
State Street Corp.
3.55%, 8/18/25	180,000	175,151
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(a)	309,000	294,644
2.65%, 5/19/26	91,000	86,028
2.20%, 3/3/31	93,000	74,303
Steel Dynamics, Inc.
3.45%, 4/15/30	559,000	497,001
Stericycle, Inc.
3.88%, 1/15/29(c)	120,000	106,154
STORE Capital Corp.
4.50%, 3/15/28	190,000	169,942
4.63%, 3/15/29	150,000	130,944
Sun Communities Operating LP
2.70%, 7/15/31	610,000	483,931
Synchrony Financial
4.25%, 8/15/24	100,000	98,566
4.50%, 7/23/25	100,000	96,319
3.70%, 8/4/26	151,000	139,704
3.95%, 12/1/27	100,000	89,870
5.15%, 3/19/29	301,000	279,313
Sysco Corp.
6.60%, 4/1/40	114,000	121,855
T-Mobile USA, Inc.
3.50%, 4/15/25	178,000	173,198
2.63%, 4/15/26	683,000	642,525
3.88%, 4/15/30	634,000	582,570
5.20%, 1/15/33	580,000	571,602
3.00%, 2/15/41	100,000	70,547
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(c)	401,000	364,730
6.00%, 9/1/31(c)	282,000	254,654
Targa Resources Corp.
4.95%, 4/15/52	193,000	158,411
6.50%, 2/15/53	155,000	157,647
Target Corp.
3.50%, 7/1/24	564,000	558,326
Tempur Sealy International, Inc.
3.88%, 10/15/31(c)	231,000	185,895
Tenet Healthcare Corp.
6.13%, 10/1/28	178,000	172,706
4.38%, 1/15/30	187,000	167,228
Time Warner Cable LLC
4.50%, 9/15/42	612,000	452,837
TJX Cos., Inc.
1.60%, 5/15/31	402,000	318,698
Toyota Motor Credit Corp.
1.80%, 2/13/25	412,000	395,825
3.00%, 4/1/25	178,000	172,995
3.05%, 1/11/28	412,000	385,212
Travelers Cos., Inc.
4.00%, 5/30/47	309,000	248,853
2.55%, 4/27/50	609,000	370,516
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 9/1/25(c)	17,000	14,347
Tronox, Inc.
4.63%, 3/15/29(c)	305,000	259,396
Truist Financial Corp.
2.85%, 10/26/24	309,000	300,713
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(a)	177,000	171,304
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	108,000	107,600
1.13%, 8/3/27	412,000	351,893
TTM Technologies, Inc.
4.00%, 3/1/29(c)	225,000	199,787
Twilio, Inc.
3.88%, 3/15/31	254,000	219,304
Tyco Electronics Group SA
3.45%, 8/1/24	176,000	173,592
Tyson Foods, Inc.
3.55%, 6/2/27	324,000	305,286
U.S. Acute Care Solutions LLC
6.38%, 3/1/26(c)	200,000	154,418
U.S. Bancorp
2.40%, 7/30/24	100,000	97,820
3.15%, 4/27/27, Series X	309,000	289,116
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	340,000	308,043
1.38%, 7/22/30	576,000	441,919
U.S. Steel Corp.
6.65%, 6/1/37	500,000	495,915
UDR, Inc.
3.20%, 1/15/30	790,000	694,734
Union Pacific Corp.
3.00%, 4/15/27	264,000	248,609
3.70%, 3/1/29	160,000	152,170
2.40%, 2/5/30	287,000	247,787
2.89%, 4/6/36	182,000	144,419
3.25%, 2/5/50	267,000	188,684
3.95%, 8/15/59	19,000	14,332
3.84%, 3/20/60	174,000	129,766
3.80%, 4/6/71	309,000	222,023
United Airlines Pass-Through Trust
4.88%, 7/15/27, Series 2020-1, Class B	243,200	232,212
3.75%, 3/3/28, Series 2014-2, Class A	354,134	327,691
3.50%, 9/1/31, Series 2018-1, Class AA	244,669	217,219
United Parcel Service, Inc.
2.80%, 11/15/24	412,000	402,182
3.05%, 11/15/27	412,000	387,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
United Rentals North America, Inc.
4.00%, 7/15/30	$490,000	$438,227
3.75%, 1/15/32	497,000	422,236
UnitedHealth Group, Inc.
5.15%, 10/15/25	169,000	169,882
3.85%, 6/15/28	412,000	395,730
2.00%, 5/15/30	241,000	201,768
2.75%, 5/15/40	412,000	295,173
4.25%, 4/15/47	412,000	341,659
5.88%, 2/15/53	140,000	148,982
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 2/15/28(c)	177,000	174,476
University of Chicago
2.76%, 4/1/45, Series 20B	105,000	74,103
University of Southern California
3.84%, 10/1/47, Series 2017	100,000	81,484
Univision Communications, Inc.
7.38%, 6/30/30(c)	173,000	170,699
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	1,046,000	997,424
Valero Energy Corp.
6.63%, 6/15/37	496,000	521,182
Valvoline, Inc.
3.63%, 6/15/31(c)	254,000	208,651
Ventas Realty LP
4.40%, 1/15/29	664,000	624,074
Vericast Corp.
11.00%, 9/15/26(c)	163,005	172,011
Verizon Communications, Inc.
4.33%, 9/21/28	654,000	631,836
1.75%, 1/20/31	206,000	162,520
2.55%, 3/21/31	66,000	54,835
2.36%, 3/15/32	418,000	333,602
4.40%, 11/1/34	681,000	626,520
2.65%, 11/20/40	412,000	280,762
4.75%, 11/1/41	1,237,000	1,145,932
4.13%, 8/15/46	148,000	119,717
4.86%, 8/21/46	675,000	602,471
4.00%, 3/22/50	825,000	640,538
3.55%, 3/22/51	319,000	228,959
3.88%, 3/1/52	180,000	136,892
Vertiv Group Corp.
4.13%, 11/15/28(c)	191,000	173,124
Viatris, Inc.
2.70%, 6/22/30	67,000	54,443
3.85%, 6/22/40	71,000	49,316
4.00%, 6/22/50	1,814,000	1,178,900
VICI Properties LP
5.13%, 5/15/32	912,000	840,098
Viking Cruises Ltd.
7.00%, 2/15/29(c)	71,000	68,085
Virginia Electric & Power Co.
6.00%, 5/15/37, Series A	632,000	647,433
Visa, Inc.
2.75%, 9/15/27	382,000	357,269
2.05%, 4/15/30	512,000	437,473
2.70%, 4/15/40	412,000	304,077
3.65%, 9/15/47	46,000	36,468
Vulcan Materials Co.
3.50%, 6/1/30	178,000	159,467
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	832,000	786,431
4.80%, 11/18/44	31,000	22,939
Walmart, Inc.
3.30%, 4/22/24	209,000	207,295
2.85%, 7/8/24	176,000	173,443
3.25%, 7/8/29	176,000	164,859
Walt Disney Co.
1.75%, 1/13/26	412,000	386,654
2.20%, 1/13/28	412,000	374,207
2.65%, 1/13/31	581,000	499,770
3.50%, 5/13/40	1,237,000	996,552
3.60%, 1/13/51	176,000	133,200
Warnermedia Holdings, Inc.
5.39%, 3/15/62	2,940,000	2,346,061
Washington University
4.35%, 4/15/2122	139,000	108,655
Waste Connections, Inc.
4.20%, 1/15/33	172,000	159,009
Waste Management, Inc.
1.15%, 3/15/28	412,000	354,201
2.00%, 6/1/29	100,000	86,212
1.50%, 3/15/31	309,000	243,946
Wells Fargo & Co.
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	926,000	880,682
3.00%, 10/23/26	594,000	556,554
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	412,000	386,003
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	452,000	389,122
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	773,000	554,187
5.61%, 1/15/44	568,000	529,012
4.90%, 11/17/45	412,000	350,216
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	152,669
Wells Fargo Bank NA
6.60%, 1/15/38	434,000	459,267
Welltower OP LLC
4.00%, 6/1/25	175,000	170,665
2.80%, 6/1/31	179,000	149,336
4.95%, 9/1/48	100,000	87,090
Western Digital Corp.
4.75%, 2/15/26	748,000	722,261
Western Midstream Operating LP
4.75%, 8/15/28	176,000	169,201
6.15%, 4/1/33	165,000	166,419
5.30%, 3/1/48	690,000	571,065
Westlake Corp.
3.13%, 8/15/51	246,000	150,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Weyerhaeuser Co.
4.00%, 11/15/29	$176,000	$162,724
7.38%, 3/15/32	877,000	973,374
Williams Cos., Inc.
2.60%, 3/15/31	516,000	425,514
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	155,000	128,309
WMG Acquisition Corp.
3.75%, 12/1/29(c)	100,000	87,930
3.00%, 2/15/31(c)	224,000	185,362
WP Carey, Inc.
2.40%, 2/1/31	898,000	726,177
WRKCo, Inc.
4.90%, 3/15/29	968,000	949,569
XPO CNW, Inc.
6.70%, 5/1/34	495,000	493,317
Yum! Brands, Inc.
4.63%, 1/31/32	47,000	42,281
Ziff Davis, Inc.
4.63%, 10/15/30(c)	100,000	88,225
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	100,000	81,548
Zoetis, Inc.
2.00%, 5/15/30	157,000	130,180
3.00%, 5/15/50	412,000	275,039
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(c)	200,000	172,708

Total United States		336,014,971

TOTAL CORPORATE BONDS (Cost: $448,662,741)		436,259,917

FOREIGN GOVERNMENT AGENCIES - 1.0%

Canada - 0.5%
Ontario Teachers’ Finance Trust
1.63%, 9/12/24(c)	825,000	801,240
Province of Alberta
2.95%, 1/23/24	2,062,000	2,054,432
Province of British Columbia
2.25%, 6/2/26, Series 9	999,000	941,538
Province of Ontario
1.05%, 4/14/26	990,000	908,711
1.13%, 10/7/30	960,000	761,770
Province of Quebec
0.60%, 7/23/25	481,000	448,037

Total Canada		5,915,728

Germany - 0.2%
Kreditanstalt fuer Wiederaufbau
2.50%, 11/20/24	327,000	318,740
1.00%, 10/1/26	1,035,000	939,180
3.75%, 2/15/28	169,000	164,532
Landwirtschaftliche Rentenbank
0.88%, 9/3/30	960,000	757,545

Total Germany		2,179,997

Hong Kong - 0.0%
Airport Authority
4.88%, 1/12/33(c)	525,000	521,236

India - 0.1%
Export-Import Bank of India
3.88%, 2/1/28(d)	575,000	541,385
2.25%, 1/13/31(d)	200,000	160,942

Total India		702,327

South Korea - 0.2%
Export-Import Bank of Korea
4.00%, 1/14/24	412,000	411,312
2.38%, 4/21/27	875,000	804,974
Korea Development Bank
1.00%, 9/9/26	412,000	368,530
4.38%, 2/15/28	1,000,000	980,250

Total South Korea		2,565,066

United Arab Emirates - 0.0%
Finance Department Government of Sharjah
6.50%, 11/23/32(c)	304,000	308,134

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $12,322,705)		12,192,488

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%

Argentina - 0.0%
Argentina Republic Government International Bonds
0.75%, 7/9/30(a)	377,000	140,259
3.63%, 7/9/35(a)	492,000	160,077

Total Argentina		300,336

Bahrain - 0.1%
Bahrain Government International Bonds
7.00%, 10/12/28(d)	875,000	899,570

Brazil - 0.1%
Brazil Government International Bonds
3.88%, 6/12/30	1,166,000	1,042,602
5.00%, 1/27/45	400,000	308,640

Total Brazil		1,351,242

Canada - 0.0%
Canada Government International Bonds
0.75%, 5/19/26	75,000	68,337
3.75%, 4/26/28	470,000	457,695

Total Canada		526,032

Chile - 0.1%
Chile Government International Bonds
3.50%, 1/31/34	1,125,000	969,548
4.95%, 1/5/36	461,821	440,277

Total Chile		1,409,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Colombia - 0.2%
Colombia Government International Bonds
3.13%, 4/15/31	$200,000	$154,820
3.25%, 4/22/32	200,000	150,930
7.50%, 2/2/34	1,220,000	1,221,391
7.38%, 9/18/37	100,000	96,957
5.00%, 6/15/45	300,000	213,030

Total Colombia		1,837,128

Costa Rica - 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(d)	225,000	225,250

Dominican Republic - 0.1%
Dominican Republic International Bonds
6.00%, 2/22/33(d)	806,000	753,763

Ecuador - 0.0%
Ecuador Government International Bonds
6.00%, 7/31/30(a)(d)	200,000	93,172

Egypt - 0.0%
Egypt Government International Bonds
5.88%, 2/16/31(d)	565,000	340,215

Hong Kong - 0.1%
Hong Kong Government International Bonds
4.50%, 1/11/28(c)	525,000	526,465

Hungary - 0.0%
Hungary Government International Bonds
5.50%, 6/16/34(d)	500,000	477,825

Indonesia - 0.3%
Indonesia Government International Bonds
1.85%, 3/12/31	212,000	170,919
4.65%, 9/20/32	2,375,000	2,287,077
4.85%, 1/11/33	612,000	601,327
4.35%, 1/11/48	412,000	352,672

Total Indonesia		3,411,995

Israel - 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	169,950
4.50%, 1/17/33	550,000	505,445

Total Israel		675,395

Italy - 0.1%
Republic of Italy Government International Bonds
1.25%, 2/17/26	1,187,000	1,085,500

Kenya - 0.0%
Republic of Kenya Government International Bonds
7.25%, 2/28/28(d)	200,000	173,640

Mexico - 0.4%
Mexico Government International Bonds
2.66%, 5/24/31	619,000	506,955
6.35%, 2/9/35	2,350,000	2,377,213
4.75%, 3/8/44	2,062,000	1,668,611
6.34%, 5/4/53	500,000	478,865

Total Mexico		5,031,644

Morocco - 0.0%
Morocco Government International Bonds
3.00%, 12/15/32(d)	200,000	157,642

Nigeria - 0.0%
Nigeria Government International Bonds
7.14%, 2/23/30(d)	425,000	363,821

Oman - 0.0%
Oman Government International Bonds
6.25%, 1/25/31(d)	506,000	521,033

Panama - 0.2%
Panama Government International Bonds
7.13%, 1/29/26	200,000	202,458
2.25%, 9/29/32	375,000	263,794
6.40%, 2/14/35	1,400,000	1,314,418
4.50%, 5/15/47	200,000	134,486
3.87%, 7/23/60	412,000	233,134

Total Panama		2,148,290

Peru - 0.3%
Peru Government International Bonds
3.00%, 1/15/34	1,575,000	1,273,608
6.55%, 3/14/37	1,650,000	1,769,823

Total Peru		3,043,431

Philippines - 0.3%
Philippines Government International Bonds
6.38%, 1/15/32	1,650,000	1,792,164
5.61%, 4/13/33	2,025,000	2,085,385

Total Philippines		3,877,549

Poland - 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	412,000	395,973
5.75%, 11/16/32	275,000	286,003

Total Poland		681,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
Qatar - 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(d)	$1,325,000	$1,259,214

Romania - 0.0%
Romania Government International Bonds
6.00%, 5/25/34(d)	400,000	387,892

Saudi Arabia - 0.3%
Saudi Government International Bonds
2.50%, 2/3/27(d)	225,000	208,942
3.63%, 3/4/28(d)	225,000	214,245
2.25%, 2/2/33(d)	3,050,000	2,419,351
4.88%, 7/18/33(d)	650,000	637,143

Total Saudi Arabia		3,479,681

South Africa - 0.1%
Republic of South Africa Government International Bonds
5.88%, 4/20/32	1,030,000	925,579

Turkey - 0.2%
Turkiye Government International Bonds
4.75%, 1/26/26	400,000	382,604
5.25%, 3/13/30	2,149,000	1,868,276
5.88%, 6/26/31	200,000	176,228

Total Turkey		2,427,108

United Arab Emirates - 0.1%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(d)	767,000	702,764
3.13%, 9/30/49(d)	200,000	134,672
3.88%, 4/16/50(d)	200,000	154,710

Total United Arab Emirates		992,146

Uruguay - 0.2%
Uruguay Government International Bonds
5.75%, 10/28/34	2,425,000	2,542,685

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $42,956,553)		41,927,044

SUPRANATIONAL BONDS - 0.5%
African Development Bank
4.38%, 11/3/27	164,000	163,342
Asian Development Bank
0.63%, 10/8/24	400,000	384,800
European Investment Bank
2.25%, 6/24/24	177,000	173,977
1.63%, 3/14/25	181,000	173,469
0.63%, 7/25/25	359,000	335,152
2.13%, 4/13/26	200,000	188,846
Inter-American Development Bank
0.63%, 7/15/25	990,000	924,591
3.20%, 8/7/42	412,000	323,844
International Bank for Reconstruction & Development
1.50%, 8/28/24	180,000	175,084
2.50%, 7/29/25	448,000	431,155
0.50%, 10/28/25	607,000	560,115
3.13%, 6/15/27	173,000	165,371
0.75%, 11/24/27	728,000	630,448
3.50%, 7/12/28	670,000	644,044
International Finance Corp.
0.75%, 10/8/26	191,000	171,896

TOTAL SUPRANATIONAL BONDS (Cost: $5,529,111)		5,446,134

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%

United States - 3.5%
Bank
2.93%, 2/15/55, Series 2022-BNK39, Class A4^(a)	329,961	272,569
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,678,003
3.92%, 4/15/65, Series 2022-BNK41, Class A4^(a)	1,216,732	1,073,555
Bank of America Merrill Lynch Commercial Mortgage Trust
3.75%, 2/15/50, Series 2017-BNK3, Class AS	1,031,129	942,299
3.88%, 2/15/50, Series 2017-BNK3, Class B^(a)	994,000	845,740
BBCMS Mortgage Trust
3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	333,327
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,532,929
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,607,437
2.22%, 8/15/54, Series 2021-B28, Class A5	618,677	482,831
4.59%, 5/15/55, Series 2022-B35, Class A5^(a)	2,180,934	1,930,551
3.72%, 3/15/62, Series 2019-B10, Class A4	454,934	413,012
BX Trust
7.77%, 8/15/39, Series 2022-PSB, Class A^(a)(c)	898,727	898,336
CD Mortgage Trust
3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	282,800
Citigroup Commercial Mortgage Trust
4.02%, 3/11/47, Series 2014-GC19, Class A4	588,059	586,299
3.37%, 11/15/49, Series 2016-C3, Class AS^(a)	1,300,000	1,177,764
Commercial Mortgage Trust
3.71%, 7/10/48, Series 2015-LC21, Class A4	112,000	107,719
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	500,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
DBJPM Mortgage Trust
4.20%, 5/10/49, Series 2016-C1, Class B^(a)	$570,000	$513,268
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.21%, 2/25/26, Series K734, Class A2	728,000	701,286
2.67%, 3/25/26, Series K055, Class A2	200,000	189,971
3.19%, 7/25/27, Series K067, Class A2	750,000	708,722
3.24%, 8/25/27, Series K068, Class A2	140,000	132,446
3.93%, 6/25/28, Series K079, Class A2	804,000	774,030
3.42%, 2/25/29, Series K090, Class A2	1,000,000	934,965
3.51%, 3/25/29, Series K091, Class A2	1,000,000	938,373
1.38%, 7/25/30, Series K116, Class A2	1,000,000	802,462
1.50%, 10/25/30, Series K120, Class A2	1,000,000	801,183
2.11%, 1/25/31, Series K127, Class A2	1,000,000	830,711
5.53%, 6/25/31, Series KF115, Class AS^(a)	378,553	371,877
2.13%, 11/25/31, Series K136, Class A2	1,000,000	816,169
5.55%, 12/25/31, Series KF128, Class AS^(a)	200,705	196,831
2.25%, 1/25/32, Series K140, Class A2	1,000,000	820,363
2.59%, 1/25/32, Series K139, Class A2^(a)	1,200,000	1,012,245
2.25%, 2/25/32, Series K141, Class A2	1,000,000	820,516
3.42%, 4/25/32, Series K154, Class A2	1,000,000	922,948
2.92%, 6/25/32, Series K146, Class A2	1,000,000	859,444
3.00%, 6/25/32, Series K147, Class A2^(a)	1,500,000	1,296,437
3.50%, 7/25/32, Series K148, Class A2^(a)	1,000,000	897,813
4.35%, 1/25/33, Series K154, Class A2^(a)	310,000	295,798
1.94%, 2/25/35, Series K1515, Class A2	480,000	351,378
2.36%, 10/25/36, Series K1522, Class A2	250,000	183,670
FREMF Mortgage Trust
3.73%, 4/25/48, Series 2015-K45, Class B^(a)(c)	100,000	97,046
4.19%, 4/25/48, Series 2016-K54, Class B^(a)(c)	590,000	566,410
4.35%, 6/25/51, Series 2018-K76, Class B^(a)(c)	205,000	191,937
Government National Mortgage Association
3.40%, 2/16/47, Series 2014-50, Class C	746,904	715,174
3.50%, 3/16/47, Series 2011-127, Class C^(a)	13,920	13,685
3.40%, 12/16/49, Series 2014-150, Class C	190,143	187,317
JPMBB Commercial Mortgage Securities Trust
3.78%, 8/15/47, Series 2014-C21, Class A5	88,000	86,525
JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,197,196	1,122,364
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	600,961
Morgan Stanley Bank of America Merrill Lynch Trust
3.88%, 4/15/48, Series 2015-C22, Class B^(a)	200,000	183,174
4.34%, 4/15/48, Series 2015-C22, Class C^(a)	412,451	361,392
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	897,647
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,687,642
MSCG Trust
3.58%, 6/7/35, Series 2015-ALDR, Class A2^(a)(c)	412,000	371,128
UBS Commercial Mortgage Trust
4.12%, 3/15/51, Series 2018-C9, Class A4^(a)	412,451	379,039
Wells Fargo Commercial Mortgage Trust
3.54%, 12/15/48, Series 2015-P2, Class A3	664,839	634,797
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	94,502
WFRBS Commercial Mortgage Trust
4.16%, 12/15/46, Series 2013-C18, Class A5^(a)	1,833,347	1,825,157

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $42,287,177)		40,854,789

MUNICIPAL BONDS - 0.8%

United States - 0.8%
Metropolitan Transportation Authority
6.81%, 11/15/40, Series E	1,440,000	1,540,780
New Jersey Turnpike Authority
7.10%, 1/1/41, Series A	1,413,000	1,632,917
Port Authority of New York & New Jersey
4.93%, 10/1/51	965,000	890,291
State of California
7.55%, 4/1/39	1,790,000	2,146,043
State of Connecticut
5.85%, 3/15/32, Series A	1,330,000	1,372,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

Investments	Principal Amount	Value
State of Washington
5.14%, 8/1/40, Series F	$1,610,000	$1,575,158

TOTAL MUNICIPAL BONDS (Cost: $9,881,033)		9,157,750

ASSET-BACKED SECURITIES - 1.5%

United States - 1.5%
American Express Credit Account Master Trust
3.39%, 5/15/27, Series 2022-2, Class A	500,000	485,848
3.75%, 8/15/27, Series 2022-3, Class A	260,000	253,208
AmeriCredit Automobile Receivables Trust
4.81%, 4/18/28, Series 2022-2, Class B	550,000	538,111
BA Credit Card Trust
5.00%, 4/15/28, Series 2022-A2, Class A2	2,500,000	2,486,998
BMW Vehicle Lease Trust
0.33%, 12/26/24, Series 2021-2, Class A3	8,030	8,004
Capital One Multi-Asset Execution Trust
4.95%, 10/15/27, Series 2022-A3, Class A	830,000	824,319
CarMax Auto Owner Trust
0.53%, 10/15/26, Series 2021-1, Class A4	300,000	283,647
CNH Equipment Trust
5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	3,946,028
Discover Card Execution Note Trust
3.56%, 7/15/27, Series 2022-A3, Class A3	2,000,000	1,942,638
Exeter Automobile Receivables Trust
0.98%, 6/15/26, Series 2021-2A, Class C	326,227	321,689
Ford Credit Auto Owner Trust
3.88%, 11/15/34, Series 2022-1, Class A(c)	600,000	572,961
GM Financial Consumer Automobile Receivables Trust
0.48%, 6/16/26, Series 2021-3, Class A3	207,920	201,342
0.54%, 5/17/27, Series 2021-1, Class A4	412,000	392,183
3.25%, 4/17/28, Series 2022-2, Class A4	579,000	553,823
GM Financial Revolving Receivables Trust
1.17%, 6/12/34, Series 2021-1, Class A(c)	630,000	561,530
Honda Auto Receivables Owner Trust
0.55%, 8/16/27, Series 2021-2, Class A4	412,000	392,766
Mercedes-Benz Auto Receivables Trust
0.46%, 6/15/26, Series 2021-1, Class A3	248,509	240,936
5.25%, 2/15/29, Series 2022-1, Class A4	570,000	570,341
Nissan Auto Receivables Owner Trust
1.86%, 8/17/26, Series 2022-A, Class A3	650,000	629,426
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	302,896
Verizon Master Trust
0.50%, 5/20/27, Series 2021-1, Class A	412,000	401,958
Volkswagen Auto Loan Enhanced Trust
1.02%, 6/22/26, Series 2021-1, Class A3	294,731	285,902
World Omni Auto Receivables Trust
1.23%, 11/17/25, Series 2020-A, Class A4	898,977	889,176
0.81%, 10/15/26, Series 2021-D, Class A3	447,219	432,362

TOTAL ASSET-BACKED SECURITIES (Cost: $17,460,658)		17,518,092

TOTAL INVESTMENTS IN SECURITIES - 97.3% (Cost: $1,194,513,216)		1,155,602,865
Other Assets less Liabilities - 2.7%		32,515,785

NET ASSETS - 100.0%		$1,188,118,650

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Rate shown reflects the accrual rate as of November 30, 2023 on securities with variable or step rates.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)	The security has a perpetual maturity; the date displayed is the next call date.
(f)	Security is in default on interest payments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra 10 Year U.S. Treasury Note	113	3/19/24	$(12,827,266)	$(142,132)

Long Exposure
2 Year U.S. Treasury Note	43	3/28/24	$8,791,820	$34,313
5 Year U.S. Treasury Note	151	3/28/24	16,134,586	117,969
10 Year U.S. Treasury Note	122	3/19/24	13,395,219	123,906
U.S. Treasury Long Bond	74	3/19/24	8,616,375	113,890
U.S. Treasury Ultra Long Term Bond	108	3/19/24	13,284,000	251,443

			$60,222,000	$641,521

Total - Net			$47,394,734	$499,389

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$229,483,822	$—	$229,483,822
U.S. Government Obligations	—	362,762,829	—	362,762,829
Corporate Bonds	—	436,259,917	—	436,259,917
Foreign Government Agencies	—	12,192,488	—	12,192,488
Foreign Government Obligations	—	41,927,044	—	41,927,044
Supranational Bonds	—	5,446,134	—	5,446,134
Commercial Mortgage-Backed Securities	—	40,854,789	—	40,854,789
Municipal Bonds	—	9,157,750	—	9,157,750
Asset-Backed Securities	—	17,518,092	—	17,518,092

Total Investments in Securities	$—	$1,155,602,865	$—	$1,155,602,865

Financial Derivative Instruments
Futures Contracts[1]	$641,521	$—	$—	$641,521
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(142,132)	$—	$—	$(142,132)

Total - Net	$499,389	$1,155,602,865	$—	$1,156,102,254

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES - 17.2%

Federal Farm Credit Bank - 0.5%
2.02%, 4/1/31	$2,000,000	$1,655,180
1.79%, 6/22/35	500,000	353,375
1.65%, 7/23/35	1,566,000	1,087,211
1.95%, 8/13/40	1,500,000	926,280

Total Federal Farm Credit Bank		4,022,046

Federal Home Loan Bank - 0.9%
3.25%, 11/16/28	900,000	857,565
5.50%, 7/15/36, Series 677	6,830,000	7,331,117

Total Federal Home Loan Bank		8,188,682

Federal Home Loan Mortgage Corporation - 3.1%
2.50%, 4/1/30	994,143	933,463
3.00%, 5/1/30	277,823	267,954
3.00%, 1/1/33	948,230	886,943
3.00%, 5/1/33	1,086,175	1,007,878
4.00%, 11/1/33	7,059	6,969
6.50%, 3/1/36	107,518	111,662
2.00%, 2/1/37	267,856	234,365
5.00%, 6/1/37	1,044	1,039
1.50%, 11/1/37	58,119	49,293
3.00%, 5/1/38	24,089	22,200
4.50%, 8/1/38	164,009	159,917
5.00%, 9/1/38	187,847	185,952
4.55%, 11/15/38, Series 1(a)	5,227,000	2,478,487
5.03%, 11/15/38(a)	3,500,000	1,657,250
5.50%, 2/1/40	4,401	4,487
5.00%, 3/1/41	132,936	132,381
5.50%, 6/1/41	2,030	2,066
5.00%, 7/1/41	3,711	3,693
3.00%, 7/1/43	530,634	468,250
3.50%, 1/1/44	426,494	388,594
3.50%, 8/1/45	300,046	272,812
4.00%, 9/1/45	41,862	38,857
4.00%, 10/1/45	44,711	41,560
4.00%, 12/1/45	78,771	73,116
4.50%, 4/1/46	277,963	267,975
3.00%, 6/1/46	38,458	33,407
3.00%, 9/1/46	118,565	104,611
3.50%, 9/1/46	65,736	59,000
3.00%, 10/1/46	49,985	43,425
3.50%, 11/1/46	9,206	8,263
4.00%, 1/1/47	76,171	70,742
3.50%, 4/1/47	106,686	95,357
4.00%, 5/1/47	45,026	41,780
3.50%, 9/1/47	105,679	94,585
4.00%, 10/1/47	131,600	121,944
4.50%, 10/1/47	31,965	30,555
3.50%, 11/1/47	247,177	221,058
4.00%, 9/1/48	44,272	40,984
5.00%, 3/1/49	11,092	10,873
4.50%, 5/1/49	55,041	52,299
4.00%, 7/1/49	443,607	411,821
4.50%, 7/1/49	28,163	26,730
3.50%, 8/1/49	281,420	251,375
2.50%, 9/1/49	284,713	233,608
3.00%, 10/1/49	505,839	433,835
5.00%, 10/1/49	244,983	239,838
5.50%, 10/1/49	198,389	199,830
3.00%, 2/1/50	364,127	311,807
3.00%, 5/1/50	54,476	46,536
2.50%, 6/1/50	342,539	281,212
2.50%, 7/1/50	239,824	197,388
2.50%, 10/1/50	220,230	181,495
2.50%, 1/1/51	741,782	606,134
4.50%, 1/1/51	69,041	65,611
1.50%, 2/1/51	394,012	292,103
1.50%, 4/1/51	453,834	336,151
2.00%, 4/1/51	988,402	772,588
2.50%, 4/1/51	268,908	217,908
2.00%, 5/1/51	609,040	475,642
2.50%, 5/1/51	466,657	378,471
2.50%, 9/1/51	842,650	685,736
1.50%, 10/1/51	202,132	149,537
3.50%, 10/1/51	413,888	364,065
2.00%, 11/1/51	1,316,226	1,025,299
2.00%, 12/1/51	406,635	316,617
3.50%, 12/1/51	109,767	96,519
3.50%, 1/1/52	67,300	59,168
2.50%, 2/1/52	407,738	333,325
2.00%, 3/1/52	1,480,489	1,154,857
2.50%, 4/1/52	290,311	237,150
3.00%, 4/1/52	272,799	230,036
2.00%, 5/1/52	310,113	244,317
3.00%, 6/1/52	414,042	351,040
3.50%, 6/1/52	186,285	163,580
4.50%, 7/1/52	45,855	42,966
4.50%, 8/1/52	440,547	412,775
3.00%, 9/1/52	781,147	658,698
4.50%, 9/1/52	736,524	690,232
5.00%, 9/1/52	23,003	22,190
4.50%, 10/1/52	320,361	300,789
5.00%, 10/1/52	23,026	22,172
5.00%, 11/1/52	139,636	134,634
4.50%, 12/1/52	166,041	155,581
5.00%, 12/1/52	49,908	48,057
4.00%, 1/1/53	24,008	21,807
4.50%, 1/1/53	96,636	90,548
5.00%, 2/1/53	71,839	69,173
5.00%, 4/1/53	385,997	371,645
5.00%, 5/1/53	48,526	46,733
5.00%, 6/1/53	97,781	94,328
5.00%, 9/1/53	300,489	289,316
5.50%, 9/1/53	489,620	482,679
6.00%, 9/1/53	242,806	243,709
6.50%, 9/1/53	96,437	98,058
5.50%, 11/1/53	696,210	686,341
6.00%, 11/1/53	24,835	24,927
6.50%, 12/1/53	250,000	254,082

Total Federal Home Loan Mortgage Corporation		27,358,815

Federal National Mortgage Association - 6.0%
4.00%, 9/1/25	191,121	188,119
2.50%, 11/1/30	178,919	168,209
2.50%, 1/1/32	439,998	412,512
3.00%, 5/1/32	129,167	121,296
2.50%, 6/1/32	546,998	510,917
3.00%, 11/1/32	126,608	118,546
6.00%, 12/1/32	157,785	160,973
2.50%, 1/1/33	180,993	170,872
5.50%, 10/1/35	19,898	20,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
2.50%, 2/1/36	$50,934	$46,306
2.50%, 7/1/36	45,978	41,615
2.50%, 3/1/37	40,886	36,765
3.00%, 4/1/37	60,348	55,616
5.50%, 4/1/37	96,473	97,516
1.50%, 5/1/37	657,657	557,777
5.63%, 7/15/37	3,550,000	3,860,376
2.00%, 8/1/37	213,021	186,154
5.00%, 5/1/38	6,515	6,475
5.50%, 6/1/38	53,561	54,448
6.21%, 8/6/38	1,670,000	1,923,289
5.50%, 11/1/38	1,346	1,368
5.00%, 9/1/39	111,996	111,230
6.00%, 7/1/41	212,217	220,558
4.00%, 10/1/41	452,740	426,427
4.00%, 11/1/41	45,735	42,941
4.50%, 1/1/42	90,934	88,141
6.00%, 1/1/42	166,003	172,501
4.00%, 9/1/42	167,309	157,587
2.50%, 2/1/43	135,397	114,439
2.50%, 5/1/43	43,360	36,638
3.50%, 7/1/43	266,311	244,172
3.00%, 8/1/43	317,336	279,653
3.00%, 9/1/43	374,310	329,828
4.50%, 9/1/43	13,053	12,652
3.50%, 10/1/43	100,771	91,616
4.50%, 5/1/44	19,547	18,807
4.00%, 6/1/44	30,534	28,602
4.00%, 7/1/44	202,852	189,716
4.50%, 2/1/45	33,172	31,916
3.50%, 6/1/45	2,696	2,426
4.00%, 6/1/45	276,479	257,763
4.00%, 9/1/45	33,746	31,323
3.00%, 12/1/45	38,558	33,498
4.00%, 1/1/46	70,286	65,741
3.50%, 2/1/46	28,247	25,652
3.50%, 5/1/46	104,357	93,532
3.00%, 6/1/46	31,857	27,634
4.00%, 7/1/46	31,209	28,945
2.50%, 9/1/46	15,529	12,943
2.50%, 10/1/46	19,621	16,354
3.00%, 10/1/46	186,028	161,373
3.00%, 11/1/46	70,420	61,089
2.50%, 12/1/46	35,227	29,362
3.00%, 12/1/46	97,507	84,590
3.50%, 12/1/46	380,107	340,679
2.50%, 1/1/47	43,376	36,154
3.50%, 1/1/47	95,294	85,409
5.50%, 1/1/47	186,621	189,258
3.00%, 5/1/47	485,046	423,675
4.50%, 5/1/47	215,653	207,490
4.00%, 6/1/47	147,774	137,094
3.50%, 7/1/47	822,302	748,954
4.00%, 7/1/47	103,531	96,250
5.00%, 7/1/47	117,420	116,698
4.00%, 8/1/47	72,945	67,601
4.00%, 9/1/47	101,797	94,328
4.50%, 9/1/47	96,436	92,064
4.00%, 10/1/47	393,368	364,505
3.50%, 1/1/48	131,309	117,364
4.50%, 1/1/48	53,992	51,545
3.00%, 2/1/48	81,234	70,321
3.50%, 2/1/48	410,078	366,528
5.00%, 5/1/48	39,670	38,859
3.00%, 8/1/48	340,546	297,062
4.00%, 9/1/48	118,168	109,548
5.00%, 10/1/48	358,526	356,078
3.00%, 11/1/48	861,443	748,397
3.50%, 11/1/48	163,426	146,070
5.00%, 3/1/49	7,289	7,130
4.00%, 4/1/49	10,898	10,067
4.00%, 5/1/49	7,283	6,727
4.50%, 5/1/49	115,889	110,115
3.50%, 6/1/49	171,382	153,181
3.50%, 7/1/49	56,142	49,937
3.00%, 10/1/49	406,466	347,577
3.00%, 12/1/49	406,948	347,983
3.00%, 3/1/50	624,785	534,452
4.00%, 3/1/50	298,932	276,361
5.00%, 3/1/50	90,068	88,120
4.50%, 4/1/50	449,614	427,931
2.50%, 5/1/50	1,866,056	1,538,369
3.50%, 5/1/50	484,407	435,104
2.00%, 7/1/50	783,856	619,248
3.50%, 7/1/50	155,898	139,768
3.00%, 8/1/50	366,892	312,973
2.00%, 9/1/50	2,069,112	1,622,445
2.00%, 10/1/50	2,207,519	1,749,916
1.50%, 11/1/50	255,329	189,434
3.00%, 11/1/50	304,434	261,822
4.00%, 11/1/50	209,866	194,272
1.50%, 12/1/50	1,174,345	871,083
2.00%, 12/1/50	3,983,104	3,125,299
2.00%, 1/1/51	256,249	200,434
2.50%, 2/1/51	573,286	472,911
2.00%, 3/1/51	2,049,808	1,602,803
2.00%, 4/1/51	843,301	655,027
2.50%, 5/1/51	1,193,569	967,201
2.00%, 7/1/51	223,833	175,423
2.50%, 8/1/51	416,697	340,786
2.00%, 9/1/51	1,609,107	1,253,994
2.50%, 9/1/51	176,558	143,680
2.00%, 10/1/51	1,938,612	1,512,557
2.50%, 10/1/51	2,548,350	2,072,011
2.50%, 12/1/51	278,468	227,690
2.00%, 1/1/52	451,350	353,042
2.50%, 1/1/52	941,364	768,791
3.00%, 1/1/52	234,374	197,733
2.00%, 2/1/52	444,371	345,922
2.50%, 2/1/52	2,162,876	1,766,785
3.00%, 2/1/52	1,308,560	1,111,936
2.00%, 3/1/52	373,287	289,998
2.50%, 3/1/52	1,459,798	1,189,611
3.00%, 3/1/52	150,264	127,759
1.50%, 4/1/52	263,261	194,818
2.50%, 4/1/52	83,655	68,055
3.50%, 4/1/52	118,519	105,419
2.50%, 5/1/52	432,040	354,743
3.00%, 5/1/52	762,089	646,351
3.50%, 5/1/52	138,167	121,310
4.00%, 5/1/52	640,677	582,505
3.50%, 6/1/52	490,264	431,108
2.50%, 7/1/52	71,143	57,790
3.50%, 7/1/52	95,537	83,875
4.50%, 7/1/52	91,538	85,817
3.50%, 8/1/52	189,765	166,584
4.00%, 8/1/52	233,674	213,623
4.50%, 8/1/52	45,809	42,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
4.00%, 9/1/52	$304,154	$276,695
5.00%, 9/1/52	363,842	350,343
3.00%, 10/1/52	94,801	79,940
4.00%, 10/1/52	117,196	106,486
5.00%, 10/1/52	182,813	176,031
4.00%, 1/1/53	383,783	348,591
5.50%, 1/1/53	115,472	113,924
5.00%, 2/1/53	48,259	46,939
5.50%, 2/1/53	186,918	184,865
5.00%, 4/1/53	23,896	23,007
6.00%, 4/1/53	69,420	69,678
4.00%, 6/1/53	73,453	66,680
4.50%, 6/1/53	121,017	114,053
5.00%, 6/1/53	146,509	141,096
4.50%, 7/1/53	83,106	77,818
5.50%, 7/1/53	96,128	94,814
6.00%, 7/1/53	377,673	379,079
5.50%, 8/1/53	24,447	24,100

Total Federal National Mortgage Association		52,595,431

Tennessee Valley Authority - 4.2%
4.70%, 7/15/33, Series B	350,000	349,692
4.65%, 6/15/35	3,250,000	3,180,775
5.88%, 4/1/36	6,260,000	6,825,591
6.15%, 1/15/38	180,000	199,604
5.50%, 6/15/38	2,000,000	2,091,880
5.25%, 9/15/39	7,904,000	7,977,033
3.50%, 12/15/42	3,719,000	2,949,093
4.88%, 1/15/48	2,824,000	2,683,506
4.25%, 9/15/52	1,050,000	895,912
5.38%, 4/1/56	3,297,000	3,367,094
4.63%, 9/15/60	3,760,000	3,390,994
4.25%, 9/15/65	4,000,000	3,347,120

Total Tennessee Valley Authority		37,258,294

Uniform Mortgage-Backed Securities - 2.5%
3.50%, 12/1/37(b)	900,000	847,941
1.50%, 12/1/38(b)	5,925,000	5,025,191
2.00%, 12/1/38(b)	9,375,000	8,191,069
3.00%, 12/1/38(b)	175,000	161,287
4.00%, 12/1/38(b)	125,000	120,171
4.50%, 12/1/38(b)	75,000	73,148
5.50%, 12/1/38(b)	125,000	125,229
2.50%, 12/18/38(b)	2,200,000	1,978,837
1.50%, 1/1/39(b)	800,000	679,750
2.00%, 1/1/39(b)	1,150,000	1,006,277
2.50%, 1/1/39(b)	600,000	540,305
3.00%, 1/1/39(b)	150,000	138,399
3.50%, 1/1/39(b)	50,000	47,154
4.00%, 1/1/39(b)	100,000	96,207
5.00%, 1/1/39(b)	100,000	99,023
3.00%, 12/1/53(b)	200,000	168,647
3.50%, 12/1/53(b)	25,000	21,925
4.50%, 12/1/53(b)	25,000	23,411
5.00%, 12/1/53(b)	425,000	409,190
5.50%, 12/1/53(b)	925,000	911,840
6.00%, 12/1/53(b)	600,000	602,079
6.50%, 12/1/53(b)	425,000	431,756
7.00%, 12/1/53(b)	100,000	102,575
6.00%, 1/1/54(b)	300,000	301,043
6.50%, 1/1/54(b)	250,000	253,901
7.00%, 1/1/54(b)	75,000	76,841

Total Uniform Mortgage-Backed Securities		22,433,196

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $180,510,530)		151,856,464

U.S. GOVERNMENT OBLIGATIONS - 21.8%

U.S. Treasury Bonds - 4.7%
6.13%, 8/15/29	285,000	309,893
4.25%, 5/15/39	130,000	125,480
4.50%, 8/15/39	476,000	471,947
4.38%, 11/15/39	525,000	512,080
4.63%, 2/15/40	100,000	100,313
1.13%, 5/15/40	375,000	222,568
4.38%, 5/15/40	165,000	160,372
1.13%, 8/15/40	995,000	585,262
3.88%, 8/15/40	203,000	184,889
1.38%, 11/15/40	2,135,000	1,308,688
4.25%, 11/15/40	150,000	142,969
1.88%, 2/15/41	1,300,000	866,227
2.25%, 5/15/41	1,060,000	750,116
1.75%, 8/15/41	2,500,000	1,609,570
3.75%, 8/15/41	99,000	88,079
2.00%, 11/15/41	1,950,000	1,307,566
3.13%, 11/15/41	625,000	506,738
2.38%, 2/15/42	1,950,000	1,389,680
3.13%, 2/15/42	265,000	214,091
3.00%, 5/15/42	225,000	177,609
3.25%, 5/15/42	1,115,000	913,516
3.38%, 8/15/42	950,000	790,875
4.00%, 11/15/42	1,500,000	1,364,531
3.88%, 2/15/43	900,000	803,320
2.88%, 5/15/43	400,000	305,938
3.88%, 5/15/43	1,550,000	1,382,164
4.38%, 8/15/43	1,200,000	1,148,156
3.63%, 2/15/44	240,000	205,575
3.00%, 11/15/44	850,000	654,633
3.00%, 11/15/45	215,000	164,206
2.50%, 2/15/46	470,000	326,173
2.50%, 5/15/46	560,000	387,669
2.25%, 8/15/46	525,000	344,695
2.88%, 11/15/46	440,000	326,528
3.00%, 2/15/47	390,000	295,577
3.00%, 5/15/47	800,000	605,688
2.75%, 8/15/47	2,000,000	1,442,031
2.75%, 11/15/47	460,000	331,452
3.00%, 2/15/48	1,100,000	830,328
3.13%, 5/15/48	625,000	482,813
3.00%, 8/15/48	795,000	599,666
3.38%, 11/15/48	365,000	295,080
3.00%, 2/15/49	2,500,000	1,885,352
2.88%, 5/15/49	550,000	404,809
2.25%, 8/15/49	1,310,000	842,903
2.38%, 11/15/49	550,000	363,945
2.00%, 2/15/50	605,000	366,025
1.25%, 5/15/50	508,000	249,674
1.38%, 8/15/50	1,280,000	651,000
1.63%, 11/15/50	1,200,000	654,188
1.88%, 2/15/51	1,320,000	768,281
2.38%, 5/15/51	1,950,000	1,281,820
2.00%, 8/15/51	1,270,000	761,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
1.88%, 11/15/51	$1,690,000	$979,540
2.25%, 2/15/52	1,425,000	908,437
2.88%, 5/15/52	1,050,000	771,914
3.00%, 8/15/52	1,150,000	868,340
4.00%, 11/15/52	1,050,000	960,750
3.63%, 2/15/53	1,600,000	1,366,375
3.63%, 5/15/53	1,400,000	1,196,234
4.13%, 8/15/53	1,150,000	1,076,777

Total U.S. Treasury Bonds		41,392,520

U.S. Treasury Notes - 17.1%
1.00%, 12/15/24	2,530,000	2,423,809
1.13%, 2/28/25	850,000	810,007
2.75%, 2/28/25	250,000	243,120
4.63%, 2/28/25	850,000	845,584
0.50%, 3/31/25	775,000	730,286
2.63%, 3/31/25	702,000	680,679
3.88%, 3/31/25	700,000	689,801
2.63%, 4/15/25	2,000,000	1,938,125
0.38%, 4/30/25	1,000,000	937,773
3.88%, 4/30/25	1,000,000	985,156
2.13%, 5/15/25	1,375,000	1,320,967
2.75%, 5/15/25	1,350,000	1,308,656
0.25%, 5/31/25	2,000,000	1,866,406
2.88%, 5/31/25	565,000	548,734
2.88%, 6/15/25	2,500,000	2,425,781
0.25%, 6/30/25	1,650,000	1,534,854
2.75%, 6/30/25	311,000	301,148
4.63%, 6/30/25	1,000,000	996,289
3.00%, 7/15/25	1,000,000	971,270
0.25%, 7/31/25	1,100,000	1,020,014
4.75%, 7/31/25	2,000,000	1,996,836
2.00%, 8/15/25	1,500,000	1,431,357
3.13%, 8/15/25	1,125,000	1,093,997
0.25%, 8/31/25	2,315,000	2,139,883
2.75%, 8/31/25	1,000,000	965,957
5.00%, 8/31/25	2,000,000	2,006,328
3.50%, 9/15/25	2,000,000	1,955,977
0.25%, 9/30/25	1,972,000	1,817,783
5.00%, 9/30/25	524,000	526,006
4.25%, 10/15/25	1,000,000	990,937
0.25%, 10/31/25	2,000,000	1,837,461
3.00%, 10/31/25	500,000	484,395
2.25%, 11/15/25	2,035,000	1,941,915
4.50%, 11/15/25	1,000,000	996,035
0.38%, 11/30/25	1,565,000	1,437,324
2.88%, 11/30/25	1,000,000	965,605
4.88%, 11/30/25	2,000,000	2,006,680
4.00%, 12/15/25	1,000,000	986,758
0.38%, 12/31/25	1,400,000	1,283,187
2.63%, 12/31/25	250,000	239,980
3.88%, 1/15/26	855,000	841,808
0.38%, 1/31/26	1,746,400	1,594,681
2.63%, 1/31/26	1,000,000	958,906
1.63%, 2/15/26	700,000	656,523
4.00%, 2/15/26	1,416,000	1,397,360
0.50%, 2/28/26	2,500,000	2,283,398
4.63%, 3/15/26	2,500,000	2,501,270
0.75%, 3/31/26	1,920,000	1,760,700
2.25%, 3/31/26	215,000	204,023
3.75%, 4/15/26	2,211,000	2,170,494
0.75%, 4/30/26	1,400,000	1,279,633
1.63%, 5/15/26	1,170,000	1,091,208
3.63%, 5/15/26	2,000,000	1,957,578
0.75%, 5/31/26	3,050,000	2,779,908
2.13%, 5/31/26	1,000,000	943,555
4.13%, 6/15/26	2,322,000	2,299,596
0.88%, 6/30/26	1,500,000	1,369,629
1.88%, 6/30/26	850,000	796,145
4.50%, 7/15/26	1,300,000	1,299,441
0.63%, 7/31/26	2,500,000	2,258,984
1.88%, 7/31/26	1,170,000	1,093,082
1.50%, 8/15/26	1,624,000	1,500,995
4.38%, 8/15/26	557,000	555,107
0.75%, 8/31/26	3,175,000	2,871,267
1.38%, 8/31/26	335,000	308,305
4.63%, 9/15/26	2,000,000	2,007,266
0.88%, 9/30/26	1,475,000	1,336,834
1.63%, 9/30/26	100,000	92,566
4.63%, 10/15/26	2,000,000	2,007,734
1.13%, 10/31/26	1,000,000	909,883
2.00%, 11/15/26	500,000	466,348
4.63%, 11/15/26	2,000,000	2,008,984
1.25%, 11/30/26	1,315,000	1,197,986
1.25%, 12/31/26	1,000,000	910,156
1.75%, 12/31/26	620,000	573,016
1.50%, 1/31/27	2,000,000	1,829,219
2.25%, 2/15/27	500,000	467,715
1.13%, 2/28/27	500,000	450,977
1.88%, 2/28/27	3,250,000	3,001,426
0.63%, 3/31/27	90,000	79,520
2.50%, 3/31/27	2,000,000	1,882,969
0.50%, 4/30/27	300,000	263,145
2.75%, 4/30/27	1,350,000	1,279,336
2.38%, 5/15/27	1,240,000	1,159,884
0.50%, 5/31/27	460,000	402,320
2.63%, 5/31/27	3,315,000	3,124,517
0.50%, 6/30/27	615,000	536,299
3.25%, 6/30/27	1,500,000	1,443,633
0.38%, 7/31/27	1,245,000	1,077,168
2.25%, 8/15/27	595,000	551,723
0.50%, 8/31/27	666,700	578,050
0.38%, 9/30/27	860,000	739,634
4.13%, 9/30/27	1,790,000	1,773,988
0.50%, 10/31/27	1,350,000	1,163,320
4.13%, 10/31/27	1,000,000	991,055
2.25%, 11/15/27	540,000	498,973
0.63%, 11/30/27	1,762,400	1,522,135
3.88%, 11/30/27	1,000,000	982,070
0.63%, 12/31/27	1,250,000	1,076,953
3.88%, 12/31/27	800,000	785,625
0.75%, 1/31/28	1,440,000	1,243,631
3.50%, 1/31/28	900,000	870,926
2.75%, 2/15/28	650,000	609,883
1.13%, 2/29/28	821,600	719,381
1.25%, 3/31/28	600,000	526,945
1.25%, 4/30/28	1,515,000	1,327,815
2.88%, 5/15/28	590,000	555,061
1.25%, 5/31/28	1,425,000	1,246,040
1.25%, 6/30/28	1,000,000	872,500
1.00%, 7/31/28	1,500,000	1,290,234
2.88%, 8/15/28	950,000	890,996
1.25%, 9/30/28	1,750,000	1,516,416
3.13%, 11/15/28	800,000	756,875
1.50%, 11/30/28	275,000	240,260
1.38%, 12/31/28	500,000	432,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
1.75%, 1/31/29	$535,000	$471,490
2.63%, 2/15/29	700,000	644,082
1.88%, 2/28/29	1,200,000	1,062,234
2.38%, 3/31/29	700,000	634,922
2.88%, 4/30/29	1,100,000	1,022,527
2.75%, 5/31/29	110,000	101,428
1.63%, 8/15/29	555,000	480,964
1.75%, 11/15/29	520,000	451,669
1.50%, 2/15/30	1,000,000	846,445
3.50%, 4/30/30	1,000,000	952,148
3.75%, 5/31/30	1,000,000	965,313
3.75%, 6/30/30	2,120,000	2,046,131
0.63%, 8/15/30	1,110,000	871,350
4.88%, 10/31/30	1,000,000	1,030,859
1.25%, 8/15/31	620,000	495,855

Total U.S. Treasury Notes		150,806,193

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $203,180,613)		192,198,713

CORPORATE BONDS - 46.7%

Australia - 0.2%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	250,000	248,887
6.42%, 3/1/26	100,000	102,591
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	108,000	117,253
Westpac Banking Corp.
2.89%, 2/4/30, (2.894% fixed rate until 2/4/25; 5-year Constant Maturity Treasury Rate + 1.35% thereafter)(c)	300,000	286,749
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(c)	125,000	110,713
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	610,000	474,684
2.96%, 11/16/40	195,000	124,927
3.13%, 11/18/41	313,000	202,273

Total Australia		1,668,077

Austria - 0.0%
Suzano Austria GmbH
5.00%, 1/15/30	232,000	217,419

Belgium - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	314,000	304,448
4.75%, 1/23/29	365,000	364,387
4.90%, 1/23/31	87,000	87,884

Total Belgium		756,719

Bermuda - 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	113,464

Brazil - 0.1%
Suzano Austria GmbH
6.00%, 1/15/29	235,000	232,680
Suzano International Finance BV
5.50%, 1/17/27(d)	175,000	173,105
Vale Overseas Ltd.
3.75%, 7/8/30	483,000	427,238
6.88%, 11/21/36	127,000	132,049
Vale SA
5.63%, 9/11/42	184,000	171,676

Total Brazil		1,136,748

Canada - 2.2%
Bank of Montreal
1.50%, 1/10/25	351,000	336,019
1.85%, 5/1/25	138,000	131,074
5.92%, 9/25/25	500,000	503,990
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(c)	554,000	504,273
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	288,000	257,869
Bank of Nova Scotia
5.25%, 12/6/24	500,000	498,280
4.75%, 2/2/26	750,000	740,715
1.30%, 9/15/26	132,000	118,275
4.59%, 5/4/37, (4.588% fixed rate until 2/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(c)	260,000	221,575
Barrick Gold Corp.
5.25%, 4/1/42	200,000	188,144
Barrick North America Finance LLC
5.75%, 5/1/43	93,000	93,761
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	25,000	25,394
Bell Telephone Co. of Canada or Bell Canada
4.30%, 7/29/49	171,000	136,280
3.20%, 2/15/52, Series US-6	165,000	107,752
Brookfield Finance, Inc.
4.25%, 6/2/26	250,000	242,137
Canadian Imperial Bank of Commerce
3.30%, 4/7/25	539,000	522,458
3.95%, 8/4/25	500,000	487,395
Canadian National Railway Co.
6.90%, 7/15/28	335,000	362,661
Canadian Natural Resources Ltd.
3.85%, 6/1/27	173,000	164,679
2.95%, 7/15/30	65,000	55,527
6.50%, 2/15/37	154,000	156,974
4.95%, 6/1/47	222,000	190,134
Canadian Pacific Railway Co.
1.35%, 12/2/24	276,000	264,532
2.88%, 11/15/29	138,000	121,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
7.13%, 10/15/31	$330,000	$363,205
4.80%, 9/15/35	95,000	88,914
3.00%, 12/2/41	240,000	210,598
4.30%, 5/15/43	125,000	102,884
3.50%, 5/1/50	69,000	48,806
4.20%, 11/15/69	65,000	49,113
6.13%, 9/15/2115	125,000	126,906
Cenovus Energy, Inc.
2.65%, 1/15/32	231,000	184,772
5.25%, 6/15/37	102,000	93,243
3.75%, 2/15/52(d)	194,000	134,735
CI Financial Corp.
3.20%, 12/17/30	228,000	174,637
4.10%, 6/15/51	145,000	80,859
Emera U.S. Finance LP
4.75%, 6/15/46	173,000	133,243
Enbridge, Inc.
2.50%, 1/15/25	460,000	444,654
4.25%, 12/1/26	25,000	24,331
3.13%, 11/15/29	151,000	134,278
5.70%, 3/8/33	500,000	500,290
4.50%, 6/10/44	310,000	250,464
4.00%, 11/15/49	450,000	334,579
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	152,799
Hydro-Quebec
9.38%, 4/15/30, Series HK	10,000	12,365
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(c)	25,000	22,872
Nutrien Ltd.
3.00%, 4/1/25	187,000	180,500
4.00%, 12/15/26	100,000	96,120
4.13%, 3/15/35	57,000	49,542
5.88%, 12/1/36	95,000	94,661
5.25%, 1/15/45	134,000	121,411
5.80%, 3/27/53	125,000	123,140
Rogers Communications, Inc.
2.95%, 3/15/25	260,000	250,879
3.20%, 3/15/27	300,000	279,753
4.50%, 3/15/43	110,000	89,373
5.00%, 3/15/44	133,000	114,631
4.30%, 2/15/48	81,000	61,404
4.35%, 5/1/49	327,000	252,732
4.55%, 3/15/52	234,000	185,843
Royal Bank of Canada
1.60%, 1/21/25	770,000	738,684
4.95%, 4/25/25	500,000	496,525
1.20%, 4/27/26	500,000	454,285
6.00%, 11/1/27	787,000	809,036
Suncor Energy, Inc.
5.95%, 12/1/34	71,000	70,952
6.80%, 5/15/38	93,000	97,726
6.50%, 6/15/38	265,000	271,927
4.00%, 11/15/47	91,000	67,730
Teck Resources Ltd.
6.00%, 8/15/40	256,000	247,035
TELUS Corp.
3.70%, 9/15/27	130,000	123,763
4.60%, 11/16/48	140,000	115,139
Thomson Reuters Corp.
5.65%, 11/23/43(d)	90,000	83,231
Toronto-Dominion Bank
3.77%, 6/6/25	500,000	487,565
5.10%, 1/9/26	250,000	249,270
2.80%, 3/10/27	500,000	463,220
4.11%, 6/8/27	667,000	641,801
4.69%, 9/15/27	220,000	215,987
4.46%, 6/8/32	250,000	232,575
TransCanada PipeLines Ltd.
4.75%, 5/15/38	460,000	401,585
7.25%, 8/15/38	125,000	138,850
6.10%, 6/1/40	70,000	70,269
4.88%, 5/15/48	250,000	212,660
5.10%, 3/15/49	188,000	168,380

Total Canada		18,857,814

Chile - 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/2/27	205,000	187,378
Enel Chile SA
4.88%, 6/12/28	20,000	19,184

Total Chile		206,562

China - 0.1%
NXP BV/NXP Funding LLC
5.35%, 3/1/26	139,000	138,594
5.55%, 12/1/28	57,000	57,209
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 6/18/26	95,000	91,463
4.30%, 6/18/29	247,000	232,864
2.65%, 2/15/32	510,000	411,453
3.25%, 5/11/41	100,000	71,507
3.13%, 2/15/42	110,000	76,351

Total China		1,079,441

France - 0.1%
AXA SA
8.60%, 12/15/30	150,000	177,459
Lafarge SA
7.13%, 7/15/36	90,000	98,621
Orange SA
9.00%, 3/1/31	342,000	413,865
5.50%, 2/6/44	145,000	139,471
TotalEnergies Capital International SA
2.83%, 1/10/30	225,000	200,756
TotalEnergies Capital SA
3.88%, 10/11/28	193,000	185,815

Total France		1,215,987

Germany - 0.2%
Deutsche Bank AG
4.10%, 1/13/26	140,000	134,443
6.12%, 7/14/26, (6.119% fixed rate until 7/14/25; Secured Overnight Financing Rate + 3.19% thereafter)(c)	500,000	497,115
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	335,000	281,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(c)	$245,000	$192,570
7.08%, 2/10/34, (7.079% fixed rate until 11/10/32; Secured Overnight Financing Rate + 3.65% thereafter)(c)	200,000	192,108
Deutsche Telekom International Finance BV
8.75%, 6/15/30	336,000	396,984
9.25%, 6/1/32	133,000	167,745
Mercedes-Benz Finance North America LLC
8.50%, 1/18/31	168,000	203,072

Total Germany		2,065,159

Hong Kong - 0.0%
Prudential Funding Asia PLC
3.13%, 4/14/30	91,000	79,252

Ireland - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 7/21/27	210,000	195,605
3.00%, 10/29/28	384,000	338,868
3.30%, 1/30/32	1,062,000	881,375
3.40%, 10/29/33	205,000	166,052

Total Ireland		1,581,900

Japan - 1.1%
Honda Motor Co. Ltd.
2.27%, 3/10/25	260,000	250,510
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/25	400,000	383,596
1.41%, 7/17/25	500,000	467,705
5.72%, 2/20/26, (5.719% fixed rate until 2/20/25; 1-year Constant Maturity Treasury Rate + 1.08% thereafter)(c)	200,000	199,990
3.84%, 4/17/26, (3.837% fixed rate until 4/17/25; 1-year Constant Maturity Treasury Rate + 1.125% thereafter)(c)	500,000	487,005
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(c)	400,000	360,240
3.29%, 7/25/27(d)	255,000	238,525
3.74%, 3/7/29	226,000	210,619
3.20%, 7/18/29	235,000	209,883
2.31%, 7/20/32, (2.309% fixed rate until 7/20/31; 1-year Constant Maturity Treasury Rate + 0.95% thereafter)(c)	330,000	263,729
Mizuho Financial Group, Inc.
2.23%, 5/25/26, (2.226% fixed rate until 5/25/25; 3-month Secured Overnight Financing Rate + 1.092% thereafter)(c)	200,000	189,526
1.23%, 5/22/27, (1.234% fixed rate until 5/22/26; 1-year Constant Maturity Treasury Rate + 0.67% thereafter)(c)	410,000	368,213
4.02%, 3/5/28	200,000	189,880
5.41%, 9/13/28, (5.414% fixed rate until 9/13/27; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(c)	400,000	398,420
1.98%, 9/8/31, (1.979% fixed rate until 9/8/30; 3-month Secured Overnight Financing Rate + 1.532% thereafter)(c)(d)	240,000	188,969
2.26%, 7/9/32, (2.26% fixed rate until 7/9/31; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(c)	200,000	157,014
Nomura Holdings, Inc.
2.65%, 1/16/25	296,000	285,418
5.71%, 1/9/26	500,000	499,250
3.10%, 1/16/30	464,000	396,275
ORIX Corp.
3.70%, 7/18/27	90,000	85,176
Sumitomo Mitsui Financial Group, Inc.
1.47%, 7/8/25	590,000	552,989
5.46%, 1/13/26	500,000	499,710
1.40%, 9/17/26	500,000	448,525
5.52%, 1/13/28	200,000	201,022
3.54%, 1/17/28	105,000	97,803
2.47%, 1/14/29	500,000	433,555
3.04%, 7/16/29	510,000	450,218
3.20%, 9/17/29	246,000	217,427
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	350,000	289,940
3.03%, 7/9/40	205,000	148,227
3.18%, 7/9/50	260,000	173,196

Total Japan		9,342,555

Luxembourg - 0.0%
ArcelorMittal SA
6.80%, 11/29/32	166,000	171,050
6.75%, 3/1/41	150,000	150,216

Total Luxembourg		321,266

Mexico - 0.1%
America Movil SAB de CV
3.63%, 4/22/29	239,000	219,796
Grupo Televisa SAB
6.63%, 1/15/40(d)	290,000	288,582
Southern Copper Corp.
3.88%, 4/23/25	25,000	24,397
6.75%, 4/16/40	210,000	221,460
5.88%, 4/23/45	321,000	306,070

Total Mexico		1,060,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Mongolia - 0.0%
Sands China Ltd.
3.50%, 8/8/31	$250,000	$199,932

Netherlands - 0.2%
Cooperatieve Rabobank UA
3.75%, 7/21/26	435,000	412,062
5.25%, 8/4/45	270,000	246,251
ING Groep NV
3.87%, 3/28/26, (3.869% fixed rate until 3/28/25; Secured Overnight Financing Rate + 1.64% thereafter)(c)	500,000	486,505
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(c)	750,000	681,968
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	90,000	88,169

Total Netherlands		1,914,955

Norway - 0.1%
Equinor ASA
3.25%, 11/18/49	279,000	197,953
3.70%, 4/6/50	190,000	147,651

Total Norway		345,604

Peru - 0.0%
Southern Copper Corp.
5.25%, 11/8/42	38,000	33,969

Spain - 0.4%
Banco Santander SA
3.50%, 3/24/25	400,000	388,576
5.15%, 8/18/25	800,000	789,512
1.72%, 9/14/27, (1.722% fixed rate until 9/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(c)	400,000	354,884
2.75%, 12/3/30	410,000	321,674
6.92%, 8/8/33	400,000	397,684
Telefonica Emisiones SA
4.10%, 3/8/27	196,000	188,621
7.05%, 6/20/36	135,000	146,661
5.52%, 3/1/49	485,000	431,902
Telefonica Europe BV
8.25%, 9/15/30(d)	160,000	183,928

Total Spain		3,203,442

Switzerland - 0.2%
Credit Suisse AG
7.95%, 1/9/25	500,000	509,945
1.25%, 8/7/26	270,000	240,181
7.50%, 2/15/28	250,000	267,842
UBS AG
1.25%, 6/1/26	400,000	362,876
UBS Group AG
4.55%, 4/17/26	370,000	360,765
4.88%, 5/15/45	225,000	198,720

Total Switzerland		1,940,329

United Kingdom - 2.3%
AstraZeneca Finance LLC
1.20%, 5/28/26	350,000	320,036
4.88%, 3/3/28	500,000	500,815
AstraZeneca PLC
0.70%, 4/8/26	250,000	227,593
Barclays PLC
2.85%, 5/7/26, (2.852% fixed rate until 5/7/25; Secured Overnight Financing Rate + 2.714% thereafter)(c)	400,000	381,396
7.33%, 11/2/26, (7.325% fixed rate until 11/2/25; 1-year Constant Maturity Treasury Rate + 3.05% thereafter)(c)	582,000	595,194
4.84%, 5/9/28	355,000	334,666
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; Secured Overnight Financing Rate + 2.203% thereafter)(c)	230,000	219,588
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.355% thereafter)(c)	547,000	502,983
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(c)	630,000	507,793
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(c)	325,000	313,534
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(c)	400,000	407,984
5.25%, 8/17/45	105,500	95,274
4.95%, 1/10/47	363,000	317,647
BAT Capital Corp.
3.56%, 8/15/27	26,000	24,361
2.26%, 3/25/28	300,000	263,097
3.46%, 9/6/29	162,000	144,561
4.91%, 4/2/30	53,000	50,657
4.39%, 8/15/37	345,000	279,039
4.76%, 9/6/49	260,000	194,545
3.98%, 9/25/50	145,000	97,582
7.08%, 8/2/53	500,000	507,455
BAT International Finance PLC
1.67%, 3/25/26	287,000	263,188
British Telecommunications PLC
5.13%, 12/4/28	125,000	123,106
9.63%, 12/15/30	296,000	358,255
CNH Industrial NV
3.85%, 11/15/27	89,000	84,217
Diageo Capital PLC
5.50%, 1/24/33	250,000	256,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	$250,000	$244,765
3.88%, 5/15/28	21,000	20,211
HSBC Holdings PLC
3.00%, 3/10/26, (2.999% fixed rate until 3/10/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	500,000	480,820
1.65%, 4/18/26, (1.645% fixed rate until 4/18/25; Secured Overnight Financing Rate + 1.538% thereafter)(c)	500,000	470,500
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month Secured Overnight Financing Rate + 1.609% thereafter)(c)	700,000	678,692
1.59%, 5/24/27, (1.589% fixed rate until 5/24/26; Secured Overnight Financing Rate + 1.29% thereafter)(c)	400,000	360,504
2.25%, 11/22/27, (2.251% fixed rate until 11/22/26; Secured Overnight Financing Rate + 1.10% thereafter)(c)	750,000	678,885
4.76%, 6/9/28, (4.755% fixed rate until 6/9/27; Secured Overnight Financing Rate + 2.11% thereafter)(c)	600,000	580,812
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month Secured Overnight Financing Rate + 1.796% thereafter)(c)	390,000	371,498
4.95%, 3/31/30	800,000	775,192
2.80%, 5/24/32, (2.804% fixed rate until 5/24/31; Secured Overnight Financing Rate + 1.187% thereafter)(c)	512,000	411,372
6.50%, 5/2/36	775,000	781,905
6.50%, 9/15/37	604,000	618,840
Lloyds Banking Group PLC
3.51%, 3/18/26, (3.511% fixed rate until 3/18/25; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(c)	750,000	725,032
5.99%, 8/7/27, (5.985% fixed rate until 8/7/26; 1-year Constant Maturity Treasury Rate + 1.48% thereafter)(c)	400,000	401,124
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.506% thereafter)(c)	500,000	460,775
3.37%, 12/14/46, (3.369% fixed rate until 9/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(c)	200,000	128,418
4.34%, 1/9/48(d)	244,000	178,244
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(c)	500,000	449,375
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; Secured Overnight Financing Rate + 2.055% thereafter)(c)	211,000	202,113
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; Secured Overnight Financing Rate + 2.206% thereafter)(c)	500,000	478,670
nVent Finance SARL
4.55%, 4/15/28	84,000	80,112
RELX Capital, Inc.
4.00%, 3/18/29	171,000	163,276
3.00%, 5/22/30	195,000	172,413
Reynolds American, Inc.
5.70%, 8/15/35	290,000	272,458
5.85%, 8/15/45	326,000	288,422
Santander U.K. Group Holdings PLC
6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(c)	250,000	252,197
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(c)	250,000	202,700
Unilever Capital Corp.
2.90%, 5/5/27	410,000	384,928
Vodafone Group PLC
4.13%, 5/30/25	260,000	255,471
7.88%, 2/15/30	164,000	183,836
5.00%, 5/30/38	250,000	238,768
5.25%, 5/30/48	452,000	413,598
4.88%, 6/19/49	433,000	368,617

Total United Kingdom		20,145,126

United States - 39.1%
3M Co.
2.88%, 10/15/27	250,000	231,567
3.63%, 10/15/47	461,000	332,648
AbbVie, Inc.
3.80%, 3/15/25	211,000	207,002
3.60%, 5/14/25	836,000	816,229
2.95%, 11/21/26	65,000	61,574
4.25%, 11/14/28	166,000	161,385
3.20%, 11/21/29	284,000	258,059
4.55%, 3/15/35	266,000	251,724
4.50%, 5/14/35	244,000	229,604
4.05%, 11/21/39	180,000	154,892
4.75%, 3/15/45	323,000	293,426
4.70%, 5/14/45	240,000	216,917
4.45%, 5/14/46	162,000	141,337
4.25%, 11/21/49	660,000	556,162
ACE Capital Trust II
9.70%, 4/1/30	100,000	115,947
Adobe, Inc.
2.15%, 2/1/27	500,000	462,655
2.30%, 2/1/30	44,000	38,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Adventist Health System
2.95%, 3/1/29	$120,000	$105,866
AEP Texas, Inc.
3.95%, 6/1/28	120,000	113,284
5.40%, 6/1/33	250,000	244,585
3.80%, 10/1/47	25,000	17,663
3.45%, 5/15/51	265,000	177,182
AES Corp.
2.45%, 1/15/31	122,000	98,594
Aetna, Inc.
6.63%, 6/15/36	119,000	128,374
4.13%, 11/15/42	60,000	46,889
4.75%, 3/15/44	120,000	101,148
3.88%, 8/15/47	107,000	78,248
Agilent Technologies, Inc.
2.30%, 3/12/31	564,000	466,039
Air Lease Corp.
3.25%, 3/1/25	110,000	106,202
3.63%, 4/1/27	186,000	174,304
4.63%, 10/1/28	407,000	387,574
Air Products & Chemicals, Inc.
2.05%, 5/15/30	176,000	148,523
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	89,306
4.50%, 7/30/29	42,000	39,722
3.38%, 8/15/31	810,000	699,629
4.00%, 2/1/50	35,000	25,695
3.00%, 5/18/51	150,000	90,177
Allstate Corp.
3.28%, 12/15/26	98,000	92,956
5.25%, 3/30/33	200,000	197,274
4.20%, 12/15/46	400,000	317,468
Ally Financial, Inc.
5.80%, 5/1/25(d)	300,000	297,999
8.00%, 11/1/31	420,000	443,790
Altria Group, Inc.
4.80%, 2/14/29	366,000	357,439
3.40%, 2/4/41	910,000	630,694
5.38%, 1/31/44(d)	225,000	218,239
3.88%, 9/16/46	317,000	223,197
5.95%, 2/14/49	112,000	109,176
3.70%, 2/4/51	210,000	140,314
Amcor Flexibles North America, Inc.
2.69%, 5/25/31	325,000	267,875
Ameren Corp.
3.65%, 2/15/26	2,000	1,927
1.75%, 3/15/28	212,000	182,810
Ameren Illinois Co.
1.55%, 11/15/30	125,000	98,430
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	30,000	28,770
3.25%, 3/1/50	40,000	26,311
American Equity Investment Life Holding Co.
5.00%, 6/15/27	50,000	47,366
American Express Co.
2.25%, 3/4/25	750,000	720,810
3.95%, 8/1/25	500,000	488,435
4.90%, 2/13/26	750,000	745,402
2.55%, 3/4/27	500,000	460,345
American Homes 4 Rent LP
4.25%, 2/15/28	87,000	82,505
4.90%, 2/15/29	141,000	135,676
American Honda Finance Corp.
1.50%, 1/13/25	160,000	153,470
5.00%, 5/23/25	500,000	498,405
1.00%, 9/10/25	150,000	139,509
1.80%, 1/13/31(d)	145,000	116,948
American International Group, Inc.
3.88%, 1/15/35	263,000	226,498
4.80%, 7/10/45	200,000	173,348
4.38%, 6/30/50	156,000	126,419
American Tower Corp.
1.60%, 4/15/26	400,000	365,180
3.55%, 7/15/27	175,000	164,708
1.50%, 1/31/28	181,000	154,431
3.80%, 8/15/29	239,000	219,531
2.90%, 1/15/30	415,000	357,045
2.30%, 9/15/31	190,000	150,845
3.10%, 6/15/50	120,000	75,575
2.95%, 1/15/51	226,000	138,830
American Water Capital Corp.
3.40%, 3/1/25	100,000	97,453
2.95%, 9/1/27	32,000	29,737
3.75%, 9/1/28	84,000	79,265
4.45%, 6/1/32	250,000	238,080
4.00%, 12/1/46	78,000	60,679
4.20%, 9/1/48	280,000	227,730
Amgen, Inc.
1.90%, 2/21/25	850,000	816,161
2.20%, 2/21/27	135,000	123,958
2.45%, 2/21/30	424,000	364,492
2.00%, 1/15/32	35,000	27,574
3.35%, 2/22/32	271,000	238,206
4.20%, 3/1/33	400,000	368,952
5.25%, 3/2/33	750,000	742,927
2.80%, 8/15/41	220,000	151,576
5.60%, 3/2/43	250,000	244,957
4.40%, 5/1/45	776,000	644,949
4.56%, 6/15/48	400,000	339,492
3.38%, 2/21/50	100,000	69,340
4.66%, 6/15/51	112,000	95,814
3.00%, 1/15/52	356,000	230,706
5.65%, 3/2/53	500,000	493,615
4.40%, 2/22/62	500,000	394,795
Amphenol Corp.
2.80%, 2/15/30	220,000	192,852
Analog Devices, Inc.
3.50%, 12/5/26	83,000	79,770
Aon Corp.
4.50%, 12/15/28	423,000	409,582
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	60,498
2.90%, 8/23/51	243,000	149,348
Aon Global Ltd.
3.88%, 12/15/25	50,000	48,613
4.75%, 5/15/45	25,000	21,615
Apache Corp.
4.75%, 4/15/43	350,000	263,910
5.35%, 7/1/49	252,000	198,551
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	93,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Aptiv PLC
4.35%, 3/15/29	$75,000	$71,244
5.40%, 3/15/49(d)	150,000	131,639
3.10%, 12/1/51	164,000	98,895
Arch Capital Group Ltd.
3.64%, 6/30/50	72,000	51,213
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	120,000	107,207
Ares Capital Corp.
3.25%, 7/15/25	250,000	236,772
2.88%, 6/15/28	306,000	261,296
Arizona Public Service Co.
2.95%, 9/15/27	33,000	30,671
Arrow Electronics, Inc.
3.88%, 1/12/28	212,000	197,762
Arthur J Gallagher & Co.
3.50%, 5/20/51	450,000	309,762
Assurant, Inc.
4.90%, 3/27/28	50,000	48,611
Assured Guaranty U.S. Holdings, Inc.
3.60%, 9/15/51	60,000	38,949
AT&T, Inc.
3.88%, 1/15/26	75,000	72,773
1.70%, 3/25/26	517,000	478,163
2.30%, 6/1/27	169,000	153,924
4.10%, 2/15/28	109,000	104,589
4.35%, 3/1/29	159,000	152,928
4.30%, 2/15/30	283,000	267,871
2.75%, 6/1/31	518,000	435,980
2.25%, 2/1/32	395,000	313,381
2.55%, 12/1/33	519,000	404,301
4.50%, 5/15/35	114,000	103,171
5.25%, 3/1/37	73,000	69,716
4.85%, 3/1/39	535,000	480,804
3.50%, 6/1/41	700,000	520,674
4.65%, 6/1/44	522,000	436,355
5.15%, 11/15/46	222,000	198,381
4.55%, 3/9/49	29,000	23,559
5.15%, 2/15/50	205,000	181,540
3.65%, 6/1/51	200,000	139,590
3.30%, 2/1/52	214,000	140,949
3.50%, 9/15/53	975,000	650,559
3.55%, 9/15/55	559,000	369,901
3.80%, 12/1/57	682,000	466,774
3.65%, 9/15/59	744,000	491,397
3.85%, 6/1/60	490,000	336,277
Athene Holding Ltd.
4.13%, 1/12/28	275,000	257,320
3.95%, 5/25/51	76,000	53,168
Autodesk, Inc.
3.50%, 6/15/27	253,000	240,929
2.40%, 12/15/31	20,000	16,429
AutoZone, Inc.
3.75%, 6/1/27	163,000	156,073
3.75%, 4/18/29	193,000	178,261
1.65%, 1/15/31	245,000	191,433
AvalonBay Communities, Inc.
3.20%, 1/15/28	85,000	78,976
3.30%, 6/1/29	175,000	158,347
Avangrid, Inc.
3.80%, 6/1/29	115,000	105,058
AXIS Specialty Finance LLC
3.90%, 7/15/29	225,000	206,271
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	135,000	126,693
3.14%, 11/7/29	245,000	219,481
Baltimore Gas & Electric Co.
2.25%, 6/15/31	315,000	258,322
Bank of America Corp.
4.00%, 1/22/25	513,000	503,951
3.95%, 4/21/25, Series L	337,000	328,639
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month Secured Overnight Financing Rate + 1.072% thereafter)(c)	169,000	163,786
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(c)	500,000	483,350
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	1,000,000	931,490
4.83%, 7/22/26, (4.827% fixed rate until 7/22/25; Secured Overnight Financing Rate + 1.75% thereafter)(c)	150,000	148,055
5.08%, 1/20/27, (5.08% fixed rate until 1/20/26; Secured Overnight Financing Rate + 1.29% thereafter)(c)	1,000,000	989,280
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(c)	880,000	803,106
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(c)	260,000	247,463
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(c)	1,010,000	912,192
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(c)	710,000	683,538
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(c)	300,000	275,823
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(c)	75,000	70,308
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	250,000	246,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(c)	$156,000	$134,177
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(c)	155,000	133,266
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(c)	590,000	490,532
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(c)	1,116,000	908,223
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(c)	993,000	807,736
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	60,000	57,051
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(c)	100,000	96,227
2.48%, 9/21/36, (2.482% fixed rate until 9/21/31; 5-year Constant Maturity Treasury Rate + 1.20% thereafter)(c)	544,000	411,405
BankUnited, Inc.
5.13%, 6/11/30	130,000	114,342
Baxalta, Inc.
5.25%, 6/23/45	14,000	13,131
Baxter International, Inc.
3.95%, 4/1/30	304,000	278,245
1.73%, 4/1/31	310,000	238,858
3.13%, 12/1/51	400,000	252,344
Becton Dickinson & Co.
1.96%, 2/11/31	609,000	489,478
4.69%, 12/15/44	68,000	59,578
4.67%, 6/6/47	99,000	86,608
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	105,000	97,181
Berry Global, Inc.
1.65%, 1/15/27	155,000	137,017
Biogen, Inc.
2.25%, 5/1/30	194,000	159,732
3.15%, 5/1/50	320,000	206,874
3.25%, 2/15/51	157,000	103,209
Black Hills Corp.
2.50%, 6/15/30	50,000	40,662
4.35%, 5/1/33	145,000	127,683
3.88%, 10/15/49	114,000	79,793
Blackstone Private Credit Fund
2.70%, 1/15/25	305,000	292,129
2.63%, 12/15/26	250,000	220,207
Blackstone Secured Lending Fund
3.63%, 1/15/26	380,000	356,402
Block Financial LLC
3.88%, 8/15/30	355,000	317,334
Blue Owl Capital Corp.
2.88%, 6/11/28	250,000	213,482
Blue Owl Credit Income Corp.
3.13%, 9/23/26	112,000	100,205
Blue Owl Technology Finance Corp.
2.50%, 1/15/27	300,000	256,116
Boardwalk Pipelines LP
3.40%, 2/15/31	380,000	328,377
Boeing Co.
4.88%, 5/1/25	300,000	297,048
2.20%, 2/4/26	513,000	479,568
3.25%, 3/1/28	249,000	228,580
5.15%, 5/1/30	373,000	369,893
3.63%, 2/1/31	509,000	458,227
3.60%, 5/1/34	459,000	389,879
3.55%, 3/1/38	60,000	46,279
6.88%, 3/15/39	155,000	169,358
5.88%, 2/15/40	130,000	129,276
3.85%, 11/1/48	111,000	80,685
3.90%, 5/1/49	520,000	386,594
3.75%, 2/1/50	209,000	152,114
5.81%, 5/1/50	471,000	459,781
3.95%, 8/1/59	400,000	285,436
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	55,000	49,394
2.10%, 6/1/31, Series 20-2	100,000	79,780
Booking Holdings, Inc.
4.63%, 4/13/30	425,000	415,263
BorgWarner, Inc.
4.38%, 3/15/45	52,000	40,364
Boston Properties LP
4.50%, 12/1/28	86,000	79,123
3.40%, 6/21/29	37,000	31,607
2.90%, 3/15/30	35,000	28,124
2.45%, 10/1/33	650,000	457,171
Boston Scientific Corp.
6.50%, 11/15/35	165,000	179,045
4.70%, 3/1/49	22,000	19,569
BP Capital Markets America, Inc.
3.41%, 2/11/26	250,000	241,970
3.02%, 1/16/27	212,000	200,554
4.81%, 2/13/33	400,000	388,668
Brighthouse Financial, Inc.
5.63%, 5/15/30(d)	200,000	196,522
4.70%, 6/22/47	112,000	81,611
Bristol-Myers Squibb Co.
0.75%, 11/13/25	500,000	462,930
3.20%, 6/15/26	500,000	481,240
1.45%, 11/13/30	113,000	89,799
Brixmor Operating Partnership LP
4.05%, 7/1/30	381,000	342,508
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	119,000	114,439
Broadcom, Inc.
3.46%, 9/15/26	342,000	326,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
4.75%, 4/15/29	$115,000	$112,117
5.00%, 4/15/30	250,000	247,595
4.15%, 11/15/30	685,000	634,646
2.60%, 2/15/33(e)	255,000	201,039
3.42%, 4/15/33(e)	550,000	462,880
3.47%, 4/15/34(e)	603,000	501,871
3.50%, 2/15/41(e)	584,000	436,733
3.75%, 2/15/51(e)	270,000	196,482
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	125,000	108,439
Broadstone Net Lease LLC
2.60%, 9/15/31	150,000	110,730
Brown & Brown, Inc.
2.38%, 3/15/31	420,000	334,803
Brunswick Corp.
2.40%, 8/18/31(d)	70,000	53,590
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	114,000	108,545
2.75%, 5/14/31	207,000	175,188
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	100,000	95,260
Camden Property Trust
2.80%, 5/15/30	20,000	17,264
Campbell Soup Co.
2.38%, 4/24/30	175,000	147,228
4.80%, 3/15/48	143,000	121,125
Capital One Financial Corp.
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(c)	500,000	473,220
3.75%, 3/9/27	468,000	437,135
3.80%, 1/31/28	290,000	267,119
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(c)	500,000	356,590
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(c)(d)	200,000	183,924
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	173,994
4.60%, 3/15/43	50,000	41,584
4.90%, 9/15/45	75,000	63,566
Carlisle Cos., Inc.
3.75%, 12/1/27	165,000	155,219
2.75%, 3/1/30	27,000	22,860
Carrier Global Corp.
2.70%, 2/15/31	305,000	255,849
3.38%, 4/5/40	215,000	161,306
3.58%, 4/5/50	221,000	157,723
Caterpillar Financial Services Corp.
3.40%, 5/13/25	350,000	341,806
5.15%, 8/11/25	350,000	350,388
Cboe Global Markets, Inc.
1.63%, 12/15/30	67,000	53,387
CDW LLC/CDW Finance Corp.
5.50%, 12/1/24	115,000	114,382
3.28%, 12/1/28	160,000	142,075
3.57%, 12/1/31	162,000	139,142
Celanese U.S. Holdings LLC
6.05%, 3/15/25	146,000	146,292
6.35%, 11/15/28	300,000	306,744
6.70%, 11/15/33	300,000	311,400
Cencora, Inc.
3.45%, 12/15/27	167,000	158,167
2.70%, 3/15/31	420,000	352,750
Centene Corp.
4.63%, 12/15/29	500,000	464,945
3.00%, 10/15/30	350,000	291,623
2.50%, 3/1/31	605,000	483,558
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	500,000	470,525
CenterPoint Energy Resources Corp.
4.00%, 4/1/28	95,000	91,088
CenterPoint Energy, Inc.
1.45%, 6/1/26	100,000	91,171
CF Industries, Inc.
4.95%, 6/1/43	185,000	157,041
Charles Schwab Corp.
4.20%, 3/24/25	630,000	619,479
3.85%, 5/21/25	500,000	487,580
0.90%, 3/11/26	53,000	47,794
1.95%, 12/1/31	265,000	202,765
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	500,000	491,845
5.05%, 3/30/29	90,000	86,798
2.80%, 4/1/31	444,000	361,185
6.38%, 10/23/35	529,000	519,113
5.38%, 4/1/38	150,000	129,797
3.50%, 6/1/41	240,000	160,548
3.50%, 3/1/42	56,000	36,996
6.48%, 10/23/45	72,000	66,902
5.38%, 5/1/47	564,000	456,315
5.75%, 4/1/48	47,000	39,739
5.13%, 7/1/49	215,000	166,900
4.80%, 3/1/50	457,000	339,099
3.70%, 4/1/51	280,000	173,620
3.90%, 6/1/52	290,000	185,623
5.25%, 4/1/53	271,000	216,637
4.40%, 12/1/61	232,000	152,839
3.95%, 6/30/62	186,000	112,167
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	425,000	421,562
3.70%, 11/15/29	75,000	68,389
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	308,864
3.25%, 1/31/32	474,000	390,623
Chubb INA Holdings, Inc.
1.38%, 9/15/30	455,000	359,819
Church & Dwight Co., Inc.
3.15%, 8/1/27	339,000	318,433
Cigna Group
4.13%, 11/15/25	150,000	146,561
3.40%, 3/1/27	380,000	361,023
3.05%, 10/15/27	165,000	153,039
4.38%, 10/15/28	159,000	153,562
2.38%, 3/15/31	637,000	522,557
4.80%, 8/15/38	121,000	111,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
4.80%, 7/15/46	$131,000	$115,724
3.88%, 10/15/47	469,000	356,543
4.90%, 12/15/48	60,000	53,279
3.40%, 3/15/50	230,000	158,585
Cintas Corp. No. 2
3.70%, 4/1/27	298,000	288,103
Cisco Systems, Inc.
2.50%, 9/20/26	500,000	471,655
Citibank NA
5.86%, 9/29/25	500,000	504,770
Citigroup, Inc.
5.50%, 9/13/25	500,000	498,310
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(c)	500,000	482,225
5.61%, 9/29/26, (5.61% fixed rate until 9/29/25; Secured Overnight Financing Rate + 1.546% thereafter)(c)	750,000	749,475
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	687,000	622,360
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(c)	1,000,000	900,830
4.45%, 9/29/27	311,000	297,975
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(c)	235,000	220,237
4.13%, 7/25/28	65,000	60,862
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(c)	653,000	615,165
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(c)	315,000	272,617
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(c)	158,000	132,617
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	510,000	473,300
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(c)	262,000	210,934
6.63%, 6/15/32	436,000	460,111
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	267,000	219,290
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(c)	200,000	173,260
6.00%, 10/31/33	50,000	50,902
6.13%, 8/25/36	200,000	203,834
6.68%, 9/13/43	54,000	57,264
5.30%, 5/6/44	250,000	226,382
4.75%, 5/18/46	210,000	175,610
Citizens Financial Group, Inc.
2.85%, 7/27/26	259,000	236,521
2.50%, 2/6/30	75,000	60,065
2.64%, 9/30/32	364,000	263,288
Clorox Co.
3.10%, 10/1/27	125,000	116,045
4.60%, 5/1/32	20,000	19,301
CMS Energy Corp.
3.45%, 8/15/27	157,000	147,178
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(c)	82,000	71,248
CNA Financial Corp.
2.05%, 8/15/30	210,000	169,285
Coca-Cola Co.
3.38%, 3/25/27	500,000	482,570
2.90%, 5/25/27	115,000	108,389
2.00%, 3/5/31	349,000	291,956
Comcast Corp.
3.38%, 8/15/25	510,000	495,261
3.95%, 10/15/25	750,000	734,685
3.30%, 2/1/27	384,000	365,825
2.65%, 2/1/30	206,000	180,283
1.95%, 1/15/31	85,000	69,238
1.50%, 2/15/31	416,000	327,987
CommonSpirit Health
1.55%, 10/1/25	500,000	464,120
Conagra Brands, Inc.
7.00%, 10/1/28	78,000	82,825
4.85%, 11/1/28	87,000	84,683
8.25%, 9/15/30	335,000	382,225
5.40%, 11/1/48	10,000	8,960
ConocoPhillips Co.
6.95%, 4/15/29	130,000	142,799
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/31	178,000	147,546
Constellation Brands, Inc.
3.70%, 12/6/26	190,000	182,677
3.50%, 5/9/27	471,000	447,134
2.88%, 5/1/30	210,000	182,135
4.50%, 5/9/47	160,000	132,853
4.10%, 2/15/48	114,000	90,039
Constellation Energy Generation LLC
5.80%, 3/1/33	274,000	275,649
6.25%, 10/1/39	31,000	31,231
5.60%, 6/15/42	112,000	105,019
Consumers Energy Co.
3.80%, 11/15/28	33,000	31,169
Continental Airlines Pass-Through Trust
4.00%, 4/29/26, Series 2012-2, Class A	8,312	8,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Corebridge Financial, Inc.
3.85%, 4/5/29	$250,000	$229,230
3.90%, 4/5/32	250,000	219,527
4.35%, 4/5/42	150,000	120,632
4.40%, 4/5/52	160,000	124,853
Corning, Inc.
4.75%, 3/15/42	75,000	66,050
5.45%, 11/15/79	270,000	236,066
Costco Wholesale Corp.
1.38%, 6/20/27	411,000	365,868
Crown Castle, Inc.
1.35%, 7/15/25	50,000	46,683
4.00%, 3/1/27	193,000	183,584
3.65%, 9/1/27	104,000	97,231
4.30%, 2/15/29	118,000	110,679
3.10%, 11/15/29	155,000	134,869
2.25%, 1/15/31	390,000	312,125
4.75%, 5/15/47	190,000	155,253
5.20%, 2/15/49	115,000	100,536
CSX Corp.
3.35%, 11/1/25	250,000	241,327
3.25%, 6/1/27	149,000	140,269
4.10%, 11/15/32	232,000	216,006
6.00%, 10/1/36	100,000	105,179
4.10%, 3/15/44	71,000	57,941
3.80%, 11/1/46	130,000	99,559
4.75%, 11/15/48	160,000	140,237
4.50%, 3/15/49	718,000	604,104
3.80%, 4/15/50	75,000	56,571
4.65%, 3/1/68	60,000	50,205
CubeSmart LP
2.25%, 12/15/28	103,000	88,206
4.38%, 2/15/29(d)	150,000	141,099
2.50%, 2/15/32	200,000	157,564
CVS Health Corp.
3.88%, 7/20/25	185,000	180,473
5.00%, 2/20/26	500,000	497,665
6.25%, 6/1/27	100,000	104,221
4.30%, 3/25/28	547,000	529,655
3.25%, 8/15/29	291,000	262,174
4.88%, 7/20/35	653,000	609,941
4.78%, 3/25/38	250,000	224,832
6.13%, 9/15/39	50,000	50,717
4.13%, 4/1/40	464,000	376,578
2.70%, 8/21/40	106,000	70,974
5.13%, 7/20/45	303,000	269,540
5.05%, 3/25/48	909,000	798,266
4.25%, 4/1/50	356,000	277,207
5.63%, 2/21/53	250,000	237,220
Dayton Power & Light Co.
3.95%, 6/15/49	110,000	80,421
DCP Midstream Operating LP
3.25%, 2/15/32	30,000	25,047
5.60%, 4/1/44	35,000	32,621
Dell International LLC/EMC Corp.
6.02%, 6/15/26	223,000	225,571
6.10%, 7/15/27	243,000	248,280
8.10%, 7/15/36	418,000	492,513
3.38%, 12/15/41	250,000	177,865
3.45%, 12/15/51	115,000	76,825
Devon Energy Corp.
5.25%, 10/15/27	400,000	396,676
5.00%, 6/15/45	240,000	202,030
Diamondback Energy, Inc.
3.25%, 12/1/26	220,000	209,031
3.50%, 12/1/29	178,000	161,234
3.13%, 3/24/31	110,000	94,940
6.25%, 3/15/33	250,000	259,002
4.40%, 3/24/51	77,000	60,326
Digital Realty Trust LP
3.70%, 8/15/27	173,000	163,229
4.45%, 7/15/28	196,000	187,119
3.60%, 7/1/29	50,000	45,215
Discover Bank
4.65%, 9/13/28	573,000	522,502
Discovery Communications LLC
3.95%, 6/15/25	210,000	204,328
4.13%, 5/15/29	175,000	161,630
5.00%, 9/20/37	260,000	222,238
5.30%, 5/15/49	355,000	290,333
4.00%, 9/15/55	427,000	282,460
Dollar General Corp.
3.88%, 4/15/27	73,000	69,747
3.50%, 4/3/30	218,000	194,763
5.45%, 7/5/33(d)	350,000	341,684
4.13%, 4/3/50	89,000	65,575
Dollar Tree, Inc.
2.65%, 12/1/31(d)	440,000	358,996
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	74,595
3.38%, 4/1/30, Series C	580,000	516,478
4.35%, 8/15/32, Series A	99,000	90,795
5.25%, 8/1/33, Series F	45,000	43,910
7.00%, 6/15/38	65,000	69,517
4.70%, 12/1/44	137,000	113,552
4.60%, 3/15/49, Series A	47,000	38,504
Dow Chemical Co.
4.80%, 11/30/28	272,000	270,542
7.38%, 11/1/29	110,000	121,707
4.25%, 10/1/34	145,000	131,535
5.25%, 11/15/41	417,000	380,475
5.55%, 11/30/48	29,000	27,481
6.90%, 5/15/53	200,000	224,068
DTE Electric Co.
2.63%, 3/1/31, Series C	415,000	351,235
DTE Energy Co.
4.22%, 11/1/24	250,000	246,200
2.85%, 10/1/26	131,000	122,366
Duke Energy Carolinas LLC
4.95%, 1/15/33	500,000	490,550
Duke Energy Corp.
3.40%, 6/15/29	172,000	156,921
2.45%, 6/1/30	260,000	218,956
2.55%, 6/15/31	738,000	603,212
3.30%, 6/15/41	76,000	54,689
4.80%, 12/15/45	63,000	54,008
3.75%, 9/1/46	186,000	134,997
3.95%, 8/15/47	150,000	111,432
4.20%, 6/15/49	315,000	241,425
3.25%, 1/15/82, (3.25% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate +2.321% thereafter)(c)	100,000	75,275
Duke Energy Florida Project Finance LLC
3.11%, 9/1/38, Series A	59,000	48,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Duke Energy Progress NC Storm Funding LLC
2.39%, 7/1/39, Series A-2	$550,000	$427,900
DuPont de Nemours, Inc.
4.73%, 11/15/28	124,000	122,603
5.32%, 11/15/38	89,000	87,029
5.42%, 11/15/48	427,000	416,820
Eastman Chemical Co.
4.50%, 12/1/28	222,000	213,042
4.80%, 9/1/42	90,000	76,075
4.65%, 10/15/44	45,000	36,572
Eaton Corp.
3.10%, 9/15/27	216,000	203,604
4.00%, 11/2/32	101,000	93,698
Eaton Vance Corp.
3.50%, 4/6/27	90,000	85,506
eBay, Inc.
3.60%, 6/5/27	100,000	95,441
2.60%, 5/10/31	371,000	310,004
4.00%, 7/15/42	140,000	109,400
Ecolab, Inc.
4.80%, 3/24/30	136,000	135,471
Electronic Arts, Inc.
1.85%, 2/15/31	175,000	140,159
Elevance Health, Inc.
2.38%, 1/15/25	485,000	468,301
5.35%, 10/15/25	350,000	349,821
3.65%, 12/1/27	42,000	39,956
2.55%, 3/15/31	172,000	143,541
4.75%, 2/15/33	500,000	481,675
4.63%, 5/15/42	30,000	26,311
5.10%, 1/15/44	242,000	221,212
4.65%, 8/15/44	26,000	22,621
4.38%, 12/1/47	79,000	66,029
3.70%, 9/15/49	210,000	154,810
3.13%, 5/15/50	212,000	141,188
3.60%, 3/15/51	419,000	303,775
Eli Lilly & Co.
3.38%, 3/15/29	137,000	129,440
Emerson Electric Co.
2.20%, 12/21/31	386,000	316,829
Energy Transfer LP
2.90%, 5/15/25	450,000	432,882
5.50%, 6/1/27	385,000	385,073
4.00%, 10/1/27	196,000	185,261
4.95%, 5/15/28	145,000	141,420
4.15%, 9/15/29	369,000	342,569
3.75%, 5/15/30	191,000	171,617
6.63%, 10/15/36	50,000	51,565
5.80%, 6/15/38, Series 20Y	485,000	464,494
7.50%, 7/1/38	60,000	65,750
6.10%, 2/15/42	100,000	95,168
4.95%, 1/15/43	54,000	44,417
5.35%, 5/15/45	190,000	166,377
5.30%, 4/15/47	272,000	236,270
5.40%, 10/1/47	160,000	141,075
6.00%, 6/15/48	250,000	239,457
6.25%, 4/15/49	105,000	103,640
5.00%, 5/15/50	218,000	183,628
Enstar Group Ltd.
4.95%, 6/1/29	296,000	280,948
Entergy Corp.
2.80%, 6/15/30	335,000	285,330
3.75%, 6/15/50	89,000	62,246
Entergy Louisiana LLC
3.05%, 6/1/31	25,000	21,363
Enterprise Products Operating LLC
4.15%, 10/16/28	322,000	311,207
3.13%, 7/31/29	171,000	154,938
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month Secured Overnight Financing Rate + 3.295% thereafter)(c)	117,000	107,469
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(c)	100,000	86,940
EPR Properties
4.75%, 12/15/26	15,000	14,135
3.60%, 11/15/31	94,000	72,985
EQT Corp.
6.13%, 2/1/25	181,000	181,288
7.00%, 2/1/30	45,000	47,233
Equifax, Inc.
2.60%, 12/15/25	181,000	171,164
Equinix, Inc.
1.80%, 7/15/27	253,000	223,751
3.20%, 11/18/29	456,000	403,259
2.15%, 7/15/30	40,000	32,580
3.90%, 4/15/32	185,000	164,212
3.00%, 7/15/50	155,000	96,584
Equitable Holdings, Inc.
4.35%, 4/20/28	294,000	279,597
5.00%, 4/20/48	204,000	178,810
ERP Operating LP
3.50%, 3/1/28	72,000	67,476
4.15%, 12/1/28	183,000	174,353
Essential Properties LP
2.95%, 7/15/31	193,000	145,188
Essential Utilities, Inc.
3.57%, 5/1/29	367,000	337,497
4.28%, 5/1/49	150,000	116,240
Essex Portfolio LP
4.00%, 3/1/29	125,000	116,196
3.00%, 1/15/30	135,000	115,872
1.65%, 1/15/31	256,000	194,975
4.50%, 3/15/48(d)	35,000	28,105
Estee Lauder Cos., Inc.
1.95%, 3/15/31	20,000	16,082
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	170,000	115,260
3.13%, 10/15/52	127,000	80,214
Evergy, Inc.
2.90%, 9/15/29	174,000	152,079
Eversource Energy
4.75%, 5/15/26	500,000	491,670
3.30%, 1/15/28, Series M	78,000	72,340
1.65%, 8/15/30, Series R	325,000	255,138
Exelon Corp.
3.40%, 4/15/26	200,000	191,804
3.35%, 3/15/32	380,000	327,108
4.95%, 6/15/35	151,000	139,533
4.45%, 4/15/46	60,000	48,914
5.60%, 3/15/53	586,000	562,214
Expedia Group, Inc.
3.25%, 2/15/30	348,000	307,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Extra Space Storage LP
3.50%, 7/1/26	$35,000	$33,238
3.88%, 12/15/27	10,000	9,378
2.55%, 6/1/31	95,000	76,003
Federal Realty OP LP
3.20%, 6/15/29	72,000	63,382
4.50%, 12/1/44	183,000	141,669
FedEx Corp.
3.40%, 2/15/28	100,000	93,676
3.10%, 8/5/29	270,000	243,505
4.25%, 5/15/30	50,000	47,493
4.90%, 1/15/34	169,000	164,434
3.25%, 5/15/41	391,000	284,382
4.75%, 11/15/45	266,000	229,928
4.55%, 4/1/46	16,000	13,487
4.40%, 1/15/47	93,000	75,890
4.05%, 2/15/48	275,000	213,271
5.25%, 5/15/50	41,000	38,189
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	184,616
3.40%, 6/15/30	40,000	34,619
Fidelity National Information Services, Inc.
1.65%, 3/1/28	191,000	166,078
5.10%, 7/15/32(d)	435,000	429,032
Fifth Third Bancorp
2.38%, 1/28/25	303,000	291,365
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(c)	200,000	187,042
8.25%, 3/1/38	300,000	334,272
Fifth Third Bank NA
5.85%, 10/27/25, (5.852% fixed rate until 10/27/24; Secured Overnight Financing Index + 1.23% thereafter)(c)	250,000	246,745
Fiserv, Inc.
2.25%, 6/1/27	142,000	128,592
4.20%, 10/1/28	307,000	293,658
2.65%, 6/1/30	223,000	189,481
5.63%, 8/21/33	350,000	352,408
4.40%, 7/1/49	438,000	360,128
Flex Ltd.
4.88%, 6/15/29	50,000	47,592
Flowers Foods, Inc.
3.50%, 10/1/26	13,000	12,346
FMC Corp.
3.20%, 10/1/26	101,000	94,038
3.45%, 10/1/29	55,000	47,566
6.38%, 5/18/53	250,000	237,472
Ford Motor Co.
6.10%, 8/19/32(d)	500,000	487,770
5.29%, 12/8/46	500,000	406,120
Ford Motor Credit Co. LLC
2.90%, 2/10/29	500,000	424,785
5.11%, 5/3/29	280,000	263,018
7.12%, 11/7/33	500,000	521,505
Fortinet, Inc.
1.00%, 3/15/26	110,000	99,525
Fortune Brands Innovations, Inc.
4.50%, 3/25/52	250,000	195,523
Fox Corp.
4.71%, 1/25/29	170,000	165,808
3.50%, 4/8/30	100,000	88,942
5.48%, 1/25/39	128,000	116,975
5.58%, 1/25/49	347,000	308,986
Freeport-McMoRan, Inc.
4.13%, 3/1/28	445,000	417,325
4.38%, 8/1/28	25,000	23,462
5.40%, 11/14/34	90,000	85,381
5.45%, 3/15/43	150,000	134,711
FS KKR Capital Corp.
3.40%, 1/15/26	100,000	93,190
3.13%, 10/12/28	191,000	161,130
GATX Corp.
3.25%, 9/15/26	73,000	68,665
4.55%, 11/7/28	43,000	40,829
4.70%, 4/1/29	46,000	44,051
1.90%, 6/1/31	228,000	172,252
3.50%, 6/1/32	105,000	87,550
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	500,000	500,775
5.91%, 11/22/32	200,000	204,312
6.38%, 11/22/52	200,000	214,822
General Dynamics Corp.
3.25%, 4/1/25	500,000	487,890
2.13%, 8/15/26	114,000	106,136
2.63%, 11/15/27	67,000	61,635
General Electric Co.
6.75%, 3/15/32, Series A	213,000	236,398
6.88%, 1/10/39, Series A	160,000	182,677
4.35%, 5/1/50	39,000	32,501
General Mills, Inc.
3.20%, 2/10/27	28,000	26,456
4.20%, 4/17/28	255,000	246,855
2.25%, 10/14/31	160,000	128,771
3.00%, 2/1/51	125,000	80,515
General Motors Co.
6.13%, 10/1/25	293,000	294,541
6.80%, 10/1/27	518,000	538,207
5.00%, 4/1/35	185,000	167,555
6.60%, 4/1/36	305,000	313,098
5.15%, 4/1/38	260,000	230,682
6.25%, 10/2/43	250,000	240,240
5.95%, 4/1/49(d)	210,000	192,366
General Motors Financial Co., Inc.
2.90%, 2/26/25	760,000	732,252
1.50%, 6/10/26	434,000	391,273
6.00%, 1/9/28	500,000	507,250
3.10%, 1/12/32	20,000	16,307
Genuine Parts Co.
1.88%, 11/1/30	43,000	33,345
2.75%, 2/1/32	145,000	115,725
Georgia Power Co.
4.30%, 3/15/43	25,000	20,592
3.70%, 1/30/50, Series B	250,000	182,720
3.25%, 3/15/51, Series A	130,000	86,670
Gilead Sciences, Inc.
3.65%, 3/1/26	210,000	203,276
2.95%, 3/1/27	72,000	67,593
1.65%, 10/1/30	525,000	425,056
2.60%, 10/1/40	710,000	491,292
4.80%, 4/1/44	395,000	359,557
2.80%, 10/1/50	413,000	264,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Global Payments, Inc.
2.15%, 1/15/27	$160,000	$144,602
4.95%, 8/15/27	38,000	37,315
3.20%, 8/15/29	333,000	293,916
5.40%, 8/15/32	218,000	213,644
4.15%, 8/15/49	193,000	141,899
Globe Life, Inc.
2.15%, 8/15/30	295,000	237,673
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	193,000	190,701
4.00%, 1/15/30	295,000	259,034
Goldman Sachs Group, Inc.
3.50%, 4/1/25	510,000	495,327
3.75%, 5/22/25	310,000	301,903
4.25%, 10/21/25	250,000	243,665
0.86%, 2/12/26, (0.855% fixed rate until 2/12/25; Secured Overnight Financing Rate + 0.609% thereafter)(c)	500,000	469,615
5.80%, 8/10/26, (5.798% fixed rate until 8/10/25; Secured Overnight Financing Rate + 1.075% thereafter)(c)	500,000	500,680
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	250,000	227,317
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(c)	750,000	680,595
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(c)	900,000	808,434
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(c)	500,000	470,660
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	460,000	434,668
3.80%, 3/15/30	533,000	483,404
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(c)	400,000	322,460
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(c)	533,000	440,023
6.75%, 10/1/37	589,000	619,628
5.15%, 5/22/45	347,000	312,404
GXO Logistics, Inc.
2.65%, 7/15/31	100,000	78,517
Haleon U.K. Capital PLC
3.13%, 3/24/25	260,000	251,836
Haleon U.S. Capital LLC
3.38%, 3/24/27	340,000	321,528
Halliburton Co.
2.92%, 3/1/30	225,000	197,366
4.85%, 11/15/35	208,000	197,558
6.70%, 9/15/38	56,000	62,839
7.45%, 9/15/39	73,000	86,149
4.75%, 8/1/43	157,000	138,950
5.00%, 11/15/45	181,000	165,514
Hanover Insurance Group, Inc.
2.50%, 9/1/30	23,000	18,050
Harley-Davidson, Inc.
4.63%, 7/28/45	108,000	81,418
Hartford Financial Services Group, Inc.
4.30%, 4/15/43	105,000	84,145
4.40%, 3/15/48	130,000	106,701
3.60%, 8/19/49	80,000	57,118
Hasbro, Inc.
3.50%, 9/15/27	249,000	231,777
6.35%, 3/15/40	91,000	88,342
HCA, Inc.
5.88%, 2/15/26	250,000	250,627
5.25%, 6/15/26	322,000	319,414
4.50%, 2/15/27	112,000	108,723
5.63%, 9/1/28	150,000	150,357
4.13%, 6/15/29	301,000	279,406
2.38%, 7/15/31	180,000	143,402
5.50%, 6/1/33	350,000	344,179
5.13%, 6/15/39	117,000	105,412
5.50%, 6/15/47	132,000	118,848
5.25%, 6/15/49	448,000	389,312
3.50%, 7/15/51	137,000	89,850
4.63%, 3/15/52	350,000	277,109
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	119,126
2.00%, 3/15/31(d)	300,000	232,707
Healthpeak OP LLC
3.25%, 7/15/26	128,000	121,495
2.88%, 1/15/31	280,000	231,563
6.75%, 2/1/41	32,000	33,115
Hershey Co.
1.70%, 6/1/30	50,000	41,234
Hess Corp.
4.30%, 4/1/27	8,000	7,808
7.13%, 3/15/33	200,000	226,878
6.00%, 1/15/40	296,000	308,355
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	42,000	44,316
6.35%, 10/15/45	227,000	231,731
Highwoods Realty LP
4.13%, 3/15/28	25,000	22,494
4.20%, 4/15/29	45,000	39,227
3.05%, 2/15/30	105,000	83,104
Home Depot, Inc.
2.70%, 4/15/25	253,000	245,228
4.00%, 9/15/25	410,000	403,333
2.95%, 6/15/29	170,000	155,742
1.38%, 3/15/31	220,000	173,279
Honeywell International, Inc.
2.50%, 11/1/26	500,000	471,840
1.75%, 9/1/31	260,000	207,288
Hormel Foods Corp.
1.80%, 6/11/30	150,000	123,698
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	349,000	298,353
HP, Inc.
1.45%, 6/17/26	798,000	725,079
2.65%, 6/17/31	111,000	91,089
6.00%, 9/15/41	95,000	95,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Hubbell, Inc.
3.50%, 2/15/28	$161,000	$151,248
Hudson Pacific Properties LP
5.95%, 2/15/28	55,000	46,587
4.65%, 4/1/29	214,000	161,418
3.25%, 1/15/30	150,000	100,341
Humana, Inc.
2.15%, 2/3/32	600,000	471,510
4.95%, 10/1/44	57,000	50,709
4.80%, 3/15/47	95,000	82,278
5.50%, 3/15/53	300,000	288,771
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(c)	310,000	283,405
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(c)	250,000	181,213
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	70,000	65,190
4.20%, 5/1/30	242,000	222,940
Huntsman International LLC
4.50%, 5/1/29	100,000	92,757
Hyatt Hotels Corp.
4.38%, 9/15/28	120,000	114,200
Ingredion, Inc.
3.20%, 10/1/26	109,000	103,415
Intel Corp.
3.40%, 3/25/25	510,000	498,173
4.88%, 2/10/26	500,000	499,865
2.45%, 11/15/29	80,000	70,442
3.90%, 3/25/30	224,000	212,072
2.00%, 8/12/31(d)	352,000	288,661
Intercontinental Exchange, Inc.
3.65%, 5/23/25	510,000	497,311
International Business Machines Corp.
4.00%, 7/27/25	250,000	245,350
4.50%, 2/6/26	500,000	493,700
3.30%, 5/15/26	500,000	480,020
3.50%, 5/15/29	100,000	93,241
4.40%, 7/27/32	100,000	94,958
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	100,000	72,225
5.00%, 9/26/48	135,000	108,092
International Paper Co.
4.80%, 6/15/44	70,000	60,131
4.40%, 8/15/47	20,000	16,166
4.35%, 8/15/48(d)	249,000	203,545
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	73,000	70,534
4.75%, 3/30/30	21,000	20,010
5.40%, 10/1/48	110,000	96,716
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	119,050
6.25%, 7/15/39	10,000	10,178
3.70%, 9/15/46	50,000	35,606
3.50%, 9/30/49	175,000	121,119
3.10%, 11/30/51	198,000	122,802
Intuit, Inc.
5.25%, 9/15/26	350,000	352,625
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	63,000	47,774
Jabil, Inc.
3.95%, 1/12/28	133,000	124,727
Jackson Financial, Inc.
5.67%, 6/8/32	140,000	136,485
Janus Henderson U.S. Holdings, Inc.
4.88%, 8/1/25	62,000	61,038
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 3/15/34(e)	350,000	353,300
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27	363,000	326,889
3.00%, 5/15/32	400,000	311,540
6.50%, 12/1/52	270,000	252,588
Jefferies Financial Group, Inc.
4.85%, 1/15/27	115,000	112,500
4.15%, 1/23/30	228,000	207,163
2.75%, 10/15/32	120,000	93,631
6.25%, 1/15/36	118,000	120,404
JetBlue Pass-Through Trust
2.75%, 11/15/33, Series 2019-1, Class AA	82,528	67,301
JM Smucker Co.
4.25%, 3/15/35	213,000	187,753
6.50%, 11/15/43	350,000	365,855
4.38%, 3/15/45	5,000	4,037
6.50%, 11/15/53	250,000	265,862
John Deere Capital Corp.
3.45%, 3/13/25	500,000	490,025
4.80%, 1/9/26	750,000	748,710
3.05%, 1/6/28	63,000	58,836
3.45%, 3/7/29	60,000	56,107
3.35%, 4/18/29	136,000	127,184
2.80%, 7/18/29	273,000	244,624
2.45%, 1/9/30	145,000	125,944
Johnson Controls International PLC
6.00%, 1/15/36	237,000	244,537
5.13%, 9/14/45	7,000	6,290
4.50%, 2/15/47	120,000	100,062
JPMorgan Chase & Co.
1.56%, 12/10/25, (1.561% fixed rate until 12/10/24; Secured Overnight Financing Rate + 0.605% thereafter)(c)	500,000	477,620
5.55%, 12/15/25, (5.546% fixed rate until 12/15/24; Secured Overnight Financing Rate + 1.07% thereafter)(c)	250,000	249,292
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(c)	500,000	476,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(c)	$550,000	$522,758
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(c)	500,000	489,255
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	523,000	477,991
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(c)	788,000	762,847
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(c)	500,000	453,770
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(c)	585,000	532,672
8.00%, 4/29/27	101,000	110,336
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(c)	250,000	238,130
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	560,000	527,106
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(c)	532,000	523,993
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.552% thereafter)(c)	625,000	594,719
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	500,000	498,695
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(c)	59,000	49,533
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(c)	281,000	239,078
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(c)	525,000	412,939
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	871,000	712,635
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(c)	660,000	627,508
Juniper Networks, Inc.
5.95%, 3/15/41	125,000	118,173
Kellogg Co.
3.40%, 11/15/27	20,000	18,721
7.45%, 4/1/31, Series B	150,000	165,329
Kennametal, Inc.
4.63%, 6/15/28	96,000	91,875
Kenvue, Inc.
5.50%, 3/22/25	500,000	501,450
Keurig Dr. Pepper, Inc.
3.20%, 5/1/30	634,000	563,176
2.25%, 3/15/31	40,000	32,732
5.09%, 5/25/48	125,000	114,815
4.50%, 4/15/52	250,000	209,235
KeyBank NA
4.15%, 8/8/25	500,000	477,735
4.90%, 8/8/32(d)	350,000	285,526
KeyCorp
2.55%, 10/1/29	130,000	104,645
Kilroy Realty LP
4.25%, 8/15/29	50,000	43,556
3.05%, 2/15/30	270,000	217,355
Kimberly-Clark Corp.
3.20%, 4/25/29	97,000	89,602
Kimco Realty OP LLC
2.80%, 10/1/26	150,000	139,599
1.90%, 3/1/28	75,000	64,253
2.70%, 10/1/30	60,000	49,853
4.13%, 12/1/46	10,000	7,286
3.70%, 10/1/49	150,000	103,329
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	124,000	135,475
5.80%, 3/15/35	50,000	48,966
6.50%, 2/1/37	50,000	50,498
7.50%, 11/15/40	300,000	326,187
5.00%, 8/15/42	210,000	177,761
5.00%, 3/1/43	100,000	84,257
5.40%, 9/1/44	58,000	50,981
Kinder Morgan, Inc.
4.30%, 6/1/25	735,000	722,167
2.00%, 2/15/31	195,000	155,187
7.80%, 8/1/31	213,000	235,840
5.30%, 12/1/34	248,000	234,990
5.55%, 6/1/45	73,000	66,074
5.05%, 2/15/46	70,000	58,845
5.20%, 3/1/48	325,000	280,917
3.25%, 8/1/50	110,000	70,173
Kirby Corp.
4.20%, 3/1/28	106,000	99,959
Kraft Heinz Foods Co.
4.25%, 3/1/31	535,000	499,995
5.20%, 7/15/45	266,000	243,981
4.38%, 6/1/46	201,000	164,090
4.88%, 10/1/49	63,000	55,391
5.50%, 6/1/50	471,000	453,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Kroger Co.
1.70%, 1/15/31	$38,000	$29,645
5.40%, 7/15/40	165,000	152,777
5.00%, 4/15/42	66,000	57,828
5.15%, 8/1/43	200,000	178,894
4.65%, 1/15/48	189,000	158,631
5.40%, 1/15/49	10,000	9,402
Kyndryl Holdings, Inc.
2.05%, 10/15/26	54,000	48,234
4.10%, 10/15/41	115,000	81,042
L3Harris Technologies, Inc.
4.40%, 6/15/28	66,000	63,896
1.80%, 1/15/31	215,000	169,588
4.85%, 4/27/35	255,000	240,269
5.05%, 4/27/45	250,000	228,862
Laboratory Corp. of America Holdings
1.55%, 6/1/26	212,000	193,246
3.60%, 9/1/27	185,000	176,246
Lam Research Corp.
4.00%, 3/15/29	124,000	119,631
Lear Corp.
4.25%, 5/15/29	298,000	277,018
Leggett & Platt, Inc.
3.50%, 11/15/27	120,000	111,076
3.50%, 11/15/51	190,000	125,159
Leidos, Inc.
2.30%, 2/15/31	340,000	272,683
Lennar Corp.
5.25%, 6/1/26	355,000	352,625
Lincoln National Corp.
3.63%, 12/12/26(d)	38,000	35,897
3.80%, 3/1/28(d)	98,000	91,505
4.35%, 3/1/48	188,000	136,757
Linde, Inc.
4.80%, 12/5/24	250,000	248,952
LKQ Corp.
5.75%, 6/15/28	25,000	24,837
Lockheed Martin Corp.
4.95%, 10/15/25	510,000	510,367
Lowe’s Cos., Inc.
4.00%, 4/15/25	450,000	441,432
3.65%, 4/5/29	86,000	80,415
4.50%, 4/15/30	450,000	434,497
2.63%, 4/1/31	195,000	163,976
3.75%, 4/1/32	275,000	246,251
5.00%, 4/15/40	125,000	114,044
2.80%, 9/15/41	290,000	197,026
4.05%, 5/3/47	141,000	109,007
3.00%, 10/15/50	396,000	249,920
3.50%, 4/1/51	239,000	164,664
5.75%, 7/1/53	394,000	389,055
5.85%, 4/1/63	250,000	242,855
LYB International Finance BV
5.25%, 7/15/43	110,000	97,812
LYB International Finance III LLC
2.25%, 10/1/30	100,000	81,565
3.38%, 10/1/40	195,000	139,610
4.20%, 10/15/49	110,000	81,477
3.80%, 10/1/60	260,000	169,335
LyondellBasell Industries NV
4.63%, 2/26/55	87,000	68,017
Magellan Midstream Partners LP
3.25%, 6/1/30(d)	152,000	133,866
5.15%, 10/15/43	147,000	128,547
4.25%, 9/15/46	123,000	91,706
4.20%, 10/3/47	201,000	149,397
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	500,000	492,755
Marathon Oil Corp.
4.40%, 7/15/27	40,000	38,343
6.60%, 10/1/37	122,000	123,936
Marathon Petroleum Corp.
6.50%, 3/1/41	180,000	185,040
4.75%, 9/15/44	51,000	42,610
4.50%, 4/1/48	30,000	23,878
5.00%, 9/15/54	55,000	45,134
Markel Group, Inc.
3.50%, 11/1/27	141,000	131,894
5.00%, 4/5/46	170,000	145,182
Marriott International, Inc.
4.90%, 4/15/29	35,000	34,257
4.63%, 6/15/30, Series FF	157,000	149,637
2.85%, 4/15/31, Series HH	361,000	301,417
3.50%, 10/15/32, Series GG	318,000	270,640
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	133,000	129,557
Martin Marietta Materials, Inc.
3.45%, 6/1/27	35,000	32,941
2.50%, 3/15/30, Series CB	33,000	27,819
2.40%, 7/15/31	21,000	17,082
4.25%, 12/15/47	40,000	32,602
3.20%, 7/15/51	156,000	105,222
Marvell Technology, Inc.
2.95%, 4/15/31	568,000	476,126
Masco Corp.
1.50%, 2/15/28	100,000	85,413
Mastercard, Inc.
2.00%, 3/3/25	250,000	240,780
3.50%, 2/26/28	22,000	21,046
2.95%, 6/1/29	256,000	234,204
1.90%, 3/15/31	50,000	41,271
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	56,596
1.85%, 2/15/31	235,000	186,764
McDonald’s Corp.
3.30%, 7/1/25	200,000	194,184
3.80%, 4/1/28	18,000	17,235
2.13%, 3/1/30	153,000	130,119
3.60%, 7/1/30	296,000	273,297
4.95%, 8/14/33(d)	250,000	248,060
4.70%, 12/9/35	152,000	144,061
4.88%, 7/15/40	125,000	115,405
3.70%, 2/15/42	200,000	157,954
4.45%, 3/1/47	351,000	299,743
4.45%, 9/1/48	250,000	214,957
3.63%, 9/1/49	81,000	60,287
4.20%, 4/1/50	53,000	43,233
5.45%, 8/14/53	150,000	147,992
McKesson Corp.
0.90%, 12/3/25	320,000	293,770
MDC Holdings, Inc.
3.85%, 1/15/30(d)	300,000	261,852
3.97%, 8/6/61	193,000	114,461
Merck & Co., Inc.
2.75%, 2/10/25	700,000	681,009
1.45%, 6/24/30	238,000	192,423
2.15%, 12/10/31	140,000	115,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Mercury General Corp.
4.40%, 3/15/27	$60,000	$56,451
Meta Platforms, Inc.
3.50%, 8/15/27	250,000	239,537
3.85%, 8/15/32	471,000	432,175
MetLife, Inc.
4.55%, 3/23/30	300,000	293,172
6.40%, 12/15/66	146,000	144,029
10.75%, 8/1/69	25,000	32,695
Micron Technology, Inc.
4.98%, 2/6/26	518,000	513,136
5.33%, 2/6/29	287,000	283,906
2.70%, 4/15/32	35,000	28,087
3.37%, 11/1/41	150,000	105,353
Microsoft Corp.
3.40%, 9/15/26(e)	100,000	96,634
1.35%, 9/15/30(e)	230,000	186,220
2.50%, 9/15/50(e)	150,000	95,301
Mid-America Apartments LP
3.95%, 3/15/29	140,000	131,965
1.70%, 2/15/31	101,000	79,037
MidAmerican Energy Co.
3.10%, 5/1/27	100,000	94,089
3.65%, 4/15/29	110,000	102,554
6.75%, 12/30/31	125,000	137,805
Mississippi Power Co.
3.95%, 3/30/28	110,000	104,939
Molson Coors Beverage Co.
3.00%, 7/15/26	260,000	246,537
5.00%, 5/1/42	69,000	62,438
4.20%, 7/15/46	220,000	174,772
Mondelez International, Inc.
2.75%, 4/13/30	43,000	37,471
1.50%, 2/4/31	479,000	376,733
1.88%, 10/15/32(d)	75,000	57,926
Montefiore Obligated Group
4.29%, 9/1/50	75,000	43,277
Moody’s Corp.
3.25%, 1/15/28	58,000	54,421
2.00%, 8/19/31	200,000	160,184
4.25%, 8/8/32	310,000	290,470
5.25%, 7/15/44	69,000	65,636
3.25%, 5/20/50	105,000	70,899
Morgan Stanley
4.00%, 7/23/25	500,000	488,920
5.00%, 11/24/25	275,000	272,099
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(c)	500,000	475,700
4.68%, 7/17/26, (4.679% fixed rate until 7/17/25; Secured Overnight Financing Rate + 1.669% thereafter)(c)	560,000	550,592
3.95%, 4/23/27	190,000	180,430
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(c)	510,000	462,519
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(c)	1,414,000	1,270,536
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(c)	680,000	653,351
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(c)	500,000	492,195
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(c)	120,000	114,001
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(c)	356,000	273,038
7.25%, 4/1/32	298,000	339,717
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(c)	350,000	269,258
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(c)	260,000	203,598
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(c)	222,000	181,316
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(c)	518,000	391,271
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(c)	500,000	485,420
Mosaic Co.
4.05%, 11/15/27	133,000	127,963
5.63%, 11/15/43	148,000	134,980
Motorola Solutions, Inc.
4.60%, 5/23/29	103,000	99,981
2.30%, 11/15/30	100,000	81,236
2.75%, 5/24/31	371,000	305,570
5.50%, 9/1/44	25,000	23,254
Mount Sinai Hospital
3.74%, 7/1/49, Series 2019	300,000	212,301
MPLX LP
4.25%, 12/1/27	75,000	71,996
4.00%, 3/15/28	130,000	122,851
4.80%, 2/15/29	215,000	208,627
2.65%, 8/15/30	310,000	259,442
4.95%, 9/1/32	250,000	237,010
5.20%, 12/1/47	277,000	238,450
4.70%, 4/15/48	402,000	326,476
4.95%, 3/14/52	250,000	208,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Mylan, Inc.
4.55%, 4/15/28	$191,000	$180,415
5.20%, 4/15/48	400,000	305,100
Nasdaq, Inc.
1.65%, 1/15/31(d)	440,000	345,950
2.50%, 12/21/40	60,000	39,238
3.95%, 3/7/52	50,000	37,324
6.10%, 6/28/63	150,000	152,990
National Fuel Gas Co.
3.95%, 9/15/27	150,000	139,568
4.75%, 9/1/28	105,000	100,042
National Health Investors, Inc.
3.00%, 2/1/31	50,000	38,111
National Rural Utilities Cooperative Finance Corp.
4.45%, 3/13/26	260,000	256,134
3.90%, 11/1/28	78,000	73,818
3.70%, 3/15/29	142,000	131,787
1.65%, 6/15/31	15,000	11,499
2.75%, 4/15/32	242,000	198,600
Netflix, Inc.
5.88%, 11/15/28	500,000	516,580
NewMarket Corp.
2.70%, 3/18/31	179,000	145,815
Newmont Corp.
2.80%, 10/1/29	171,000	150,369
2.60%, 7/15/32	220,000	179,485
6.25%, 10/1/39	138,000	144,890
5.45%, 6/9/44	75,000	71,336
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/25	260,000	261,040
4.45%, 6/20/25	401,000	394,676
5.75%, 9/1/25	250,000	250,297
1.90%, 6/15/28	136,000	117,677
3.50%, 4/1/29	227,000	208,322
2.75%, 11/1/29	60,000	52,330
2.44%, 1/15/32	110,000	88,380
5.05%, 2/28/33	260,000	251,602
3.00%, 1/15/52	170,000	105,349
5.25%, 2/28/53	150,000	136,721
NIKE, Inc.
2.85%, 3/27/30	180,000	161,471
NiSource, Inc.
3.60%, 5/1/30	515,000	463,129
5.25%, 2/15/43	25,000	22,786
4.80%, 2/15/44	81,000	69,681
5.65%, 2/1/45	94,000	89,542
4.38%, 5/15/47	131,000	105,226
NNN REIT, Inc.
3.50%, 10/15/27	15,000	13,874
2.50%, 4/15/30	200,000	165,854
3.50%, 4/15/51	150,000	100,559
Norfolk Southern Corp.
3.15%, 6/1/27	60,000	56,450
3.80%, 8/1/28	34,000	32,291
2.55%, 11/1/29	193,000	167,101
4.84%, 10/1/41	120,000	108,406
3.95%, 10/1/42	112,000	89,410
3.94%, 11/1/47	113,000	87,450
4.10%, 5/15/49	113,000	88,993
3.05%, 5/15/50	145,000	94,678
2.90%, 8/25/51	120,000	74,833
3.70%, 3/15/53	310,000	223,581
4.10%, 5/15/2121	195,000	134,765
Northern Trust Corp.
4.00%, 5/10/27	300,000	291,579
Northrop Grumman Corp.
2.93%, 1/15/25	450,000	437,485
5.15%, 5/1/40	185,000	176,958
5.05%, 11/15/40	26,000	24,378
4.03%, 10/15/47	318,000	255,268
5.25%, 5/1/50	205,000	198,219
NOV, Inc.
3.95%, 12/1/42	180,000	129,703
NSTAR Electric Co.
3.20%, 5/15/27	125,000	117,936
Nucor Corp.
2.00%, 6/1/25	250,000	237,605
NVIDIA Corp.
2.85%, 4/1/30	555,000	498,590
O’Reilly Automotive, Inc.
3.60%, 9/1/27	50,000	47,483
4.20%, 4/1/30	225,000	211,203
1.75%, 3/15/31	175,000	137,464
Occidental Petroleum Corp.
5.55%, 3/15/26	300,000	299,874
7.50%, 5/1/31	500,000	543,680
6.45%, 9/15/36	500,000	513,895
Oglethorpe Power Corp.
5.95%, 11/1/39	60,000	58,629
5.25%, 9/1/50	80,000	71,884
Oklahoma Gas & Electric Co.
3.80%, 8/15/28(d)	135,000	127,543
Old Republic International Corp.
3.85%, 6/11/51	25,000	17,127
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	40,000	37,595
4.75%, 1/15/28	135,000	126,324
3.63%, 10/1/29	112,000	95,705
Omnicom Group, Inc.
2.45%, 4/30/30	418,000	350,924
Oncor Electric Delivery Co. LLC
4.55%, 9/15/32	500,000	473,440
ONEOK, Inc.
2.20%, 9/15/25	500,000	470,840
4.55%, 7/15/28	157,000	151,025
3.40%, 9/1/29	269,000	240,416
6.05%, 9/1/33	150,000	152,790
4.95%, 7/13/47	425,000	360,115
7.15%, 1/15/51	150,000	162,908
Oracle Corp.
2.50%, 4/1/25	810,000	778,232
2.80%, 4/1/27	387,000	359,353
2.95%, 4/1/30	195,000	171,009
2.88%, 3/25/31	445,000	380,982
6.25%, 11/9/32	250,000	263,340
4.90%, 2/6/33	250,000	240,627
3.80%, 11/15/37	740,000	604,003
6.50%, 4/15/38	301,000	322,169
3.60%, 4/1/40	264,000	200,978
5.38%, 7/15/40	570,000	537,214
4.13%, 5/15/45	155,000	121,111
4.00%, 7/15/46	501,000	380,655
4.00%, 11/15/47	630,000	476,059
3.60%, 4/1/50	233,000	163,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
3.95%, 3/25/51	$75,000	$55,518
5.55%, 2/6/53	500,000	471,810
4.38%, 5/15/55	173,000	134,008
3.85%, 4/1/60	291,000	200,159
4.10%, 3/25/61	438,000	315,798
Oshkosh Corp.
4.60%, 5/15/28	46,000	44,605
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	383,869
3.11%, 2/15/40	15,000	11,210
Ovintiv, Inc.
7.20%, 11/1/31	431,000	455,317
Owens Corning
7.00%, 12/1/36	182,000	200,883
4.30%, 7/15/47	74,000	58,841
4.40%, 1/30/48	175,000	140,333
PACCAR Financial Corp.
3.55%, 8/11/25	300,000	292,815
Pacific Gas & Electric Co.
3.45%, 7/1/25	273,000	262,080
2.10%, 8/1/27	272,000	240,016
3.75%, 7/1/28	338,000	307,759
4.55%, 7/1/30	535,000	492,029
2.50%, 2/1/31	805,000	641,778
4.40%, 3/1/32	45,000	39,690
4.50%, 7/1/40	277,000	219,830
4.45%, 4/15/42	225,000	170,946
3.75%, 8/15/42	350,000	241,419
4.60%, 6/15/43	50,000	37,747
4.75%, 2/15/44	87,000	68,278
4.00%, 12/1/46	100,000	68,450
4.95%, 7/1/50	226,000	180,242
3.50%, 8/1/50	513,000	323,523
Packaging Corp. of America
3.00%, 12/15/29	122,000	107,243
4.05%, 12/15/49	26,000	19,597
Paramount Global
2.90%, 1/15/27	49,000	44,467
4.95%, 1/15/31(d)	246,000	223,021
5.90%, 10/15/40	150,000	125,052
4.85%, 7/1/42	55,000	39,955
5.85%, 9/1/43	452,000	370,202
5.25%, 4/1/44	168,000	126,612
4.95%, 5/19/50	192,000	141,471
Parker-Hannifin Corp.
3.25%, 3/1/27	145,000	137,483
3.25%, 6/14/29	217,000	198,431
4.10%, 3/1/47(e)	100,000	81,002
4.00%, 6/14/49	105,000	84,841
PartnerRe Finance B LLC
4.50%, 10/1/50, (4.50% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(c)	50,000	41,856
PayPal Holdings, Inc.
3.90%, 6/1/27	306,000	296,615
2.30%, 6/1/30	290,000	245,575
Pentair Finance SARL
4.50%, 7/1/29	229,000	215,226
PepsiCo, Inc.
2.25%, 3/19/25	1,000,000	964,810
3.00%, 10/15/27	130,000	122,634
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/26	750,000	742,140
4.45%, 5/19/28	500,000	491,125
Pfizer, Inc.
3.45%, 3/15/29	116,000	109,397
2.63%, 4/1/30	596,000	524,176
1.70%, 5/28/30	32,000	26,604
1.75%, 8/18/31	249,000	199,148
PG&E Recovery Funding LLC
5.26%, 1/15/40, Series A-2	1,050,000	1,027,761
5.54%, 7/15/49, Series A-3	1,050,000	1,019,014
PG&E Wildfire Recovery Funding LLC
4.26%, 6/1/38, Series A-2	385,000	353,561
4.45%, 12/1/49, Series A-4	150,000	126,537
4.67%, 12/1/53, Series A-5	530,000	458,842
5.10%, 6/1/54, Series A-5	710,000	657,275
Philip Morris International, Inc.
4.88%, 2/13/26	500,000	496,925
4.88%, 2/15/28	510,000	504,711
1.75%, 11/1/30	420,000	333,379
Phillips 66
3.75%, 3/1/28	120,000	113,226
4.65%, 11/15/34	322,000	301,466
5.88%, 5/1/42	155,000	159,844
4.88%, 11/15/44	53,000	48,104
4.90%, 10/1/46	100,000	88,009
3.30%, 3/15/52	300,000	201,366
Physicians Realty LP
3.95%, 1/15/28	75,000	69,865
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/46	250,000	173,620
Pilgrim’s Pride Corp.
6.88%, 5/15/34	350,000	358,186
Pioneer Natural Resources Co.
1.90%, 8/15/30	408,000	335,001
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	171,000	166,492
3.55%, 12/15/29	145,000	129,565
6.65%, 1/15/37	252,000	260,593
4.70%, 6/15/44	42,000	33,254
PNC Financial Services Group, Inc.
5.81%, 6/12/26, (5.812% fixed rate until 6/12/25; Secured Overnight Financing Rate + 1.322% thereafter)(c)	1,000,000	999,830
3.45%, 4/23/29	201,000	183,246
2.55%, 1/22/30	577,000	488,304
PPG Industries, Inc.
2.55%, 6/15/30	25,000	21,099
PPL Capital Funding, Inc.
3.10%, 5/15/26	156,000	148,095
4.13%, 4/15/30	100,000	92,386
Principal Financial Group, Inc.
3.70%, 5/15/29	251,000	231,113
Progress Energy, Inc.
7.75%, 3/1/31	253,000	283,337
Progressive Corp.
6.63%, 3/1/29	105,000	112,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Prologis LP
3.25%, 6/30/26	$541,000	$517,591
1.75%, 2/1/31	160,000	126,624
1.63%, 3/15/31	50,000	38,822
4.75%, 6/15/33	38,000	36,308
Prospect Capital Corp.
3.36%, 11/15/26	65,000	56,982
Prudential Financial, Inc.
3.88%, 3/27/28	70,000	66,998
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.681% thereafter)(c)(d)	400,000	360,480
6.75%, 3/1/53, (6.75% fixed rate until 12/1/32; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(c)	250,000	249,110
Public Service Co. of Colorado
3.70%, 6/15/28	277,000	261,438
Public Service Electric & Gas Co.
3.20%, 5/15/29	300,000	273,819
Public Service Enterprise Group, Inc.
1.60%, 8/15/30	380,000	299,953
Public Storage Operating Co.
3.09%, 9/15/27	50,000	46,809
2.25%, 11/9/31	185,000	149,534
Puget Energy, Inc.
2.38%, 6/15/28	104,000	90,538
PulteGroup, Inc.
6.00%, 2/15/35	190,000	190,023
QUALCOMM, Inc.
3.25%, 5/20/27	250,000	238,317
2.15%, 5/20/30	250,000	213,485
Quanta Services, Inc.
3.05%, 10/1/41	160,000	109,038
Quest Diagnostics, Inc.
2.95%, 6/30/30	485,000	417,333
4.70%, 3/30/45	25,000	21,467
Realty Income Corp.
4.63%, 11/1/25	500,000	492,435
4.13%, 10/15/26	55,000	53,302
3.00%, 1/15/27	46,000	42,934
3.65%, 1/15/28	236,000	221,531
Regal Rexnord Corp.
6.05%, 2/15/26(e)	250,000	249,605
6.40%, 4/15/33(e)	325,000	320,479
Regency Centers LP
4.13%, 3/15/28	25,000	23,515
2.95%, 9/15/29	122,000	106,407
4.40%, 2/1/47	48,000	37,055
4.65%, 3/15/49	290,000	231,579
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	224,000	178,358
2.80%, 9/15/50	150,000	91,319
Reinsurance Group of America, Inc.
6.00%, 9/15/33	397,000	401,820
Republic Services, Inc.
0.88%, 11/15/25	250,000	229,137
3.95%, 5/15/28	34,000	32,585
1.45%, 2/15/31	280,000	218,663
1.75%, 2/15/32	303,000	236,119
Revvity, Inc.
2.55%, 3/15/31	200,000	162,842
Rockwell Automation, Inc.
3.50%, 3/1/29	168,000	158,054
Roper Technologies, Inc.
3.80%, 12/15/26	140,000	135,251
2.00%, 6/30/30	575,000	472,759
Ross Stores, Inc.
1.88%, 4/15/31	295,000	232,401
Royalty Pharma PLC
2.20%, 9/2/30	290,000	234,552
3.30%, 9/2/40	46,000	32,285
3.55%, 9/2/50	245,000	160,820
RPM International, Inc.
3.75%, 3/15/27	73,000	69,416
4.55%, 3/1/29	45,000	42,980
2.95%, 1/15/32	35,000	28,281
4.25%, 1/15/48(d)	23,000	17,595
RTX Corp.
5.00%, 2/27/26	250,000	248,587
7.20%, 8/15/27	116,000	123,940
4.13%, 11/16/28	139,000	132,363
2.25%, 7/1/30	186,000	154,999
1.90%, 9/1/31	285,000	223,335
2.38%, 3/15/32	320,000	257,123
5.15%, 2/27/33	250,000	245,565
4.45%, 11/16/38	182,000	158,691
4.88%, 10/15/40	168,000	151,531
4.50%, 6/1/42	299,000	257,209
4.15%, 5/15/45	129,000	103,077
3.75%, 11/1/46	31,000	23,059
4.35%, 4/15/47	102,000	83,304
4.05%, 5/4/47	130,000	101,837
4.63%, 11/16/48	90,000	77,315
3.13%, 7/1/50	94,000	61,799
2.82%, 9/1/51	50,000	30,549
3.03%, 3/15/52	495,000	315,364
5.38%, 2/27/53	250,000	239,167
Ryder System, Inc.
4.63%, 6/1/25	307,000	301,987
S&P Global, Inc.
2.95%, 1/22/27	25,000	23,580
4.25%, 5/1/29	210,000	204,681
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	510,000	509,648
5.00%, 3/15/27	60,000	59,489
4.20%, 3/15/28	56,000	53,540
4.50%, 5/15/30	212,000	200,264
Sabra Health Care LP
5.13%, 8/15/26	168,000	162,701
3.90%, 10/15/29	174,000	151,126
Santander Holdings USA, Inc.
4.40%, 7/13/27	202,000	192,561
Sempra
5.40%, 8/1/26	200,000	200,366
3.25%, 6/15/27	50,000	46,605
3.40%, 2/1/28	156,000	144,933
3.80%, 2/1/38	400,000	325,044
ServiceNow, Inc.
1.40%, 9/1/30	284,000	225,942
Sherwin-Williams Co.
2.95%, 8/15/29	145,000	129,745
2.30%, 5/15/30	322,000	270,628
4.50%, 6/1/47	255,000	215,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	$170,000	$161,655
Simon Property Group LP
3.50%, 9/1/25	623,000	601,756
3.38%, 6/15/27	166,000	155,748
3.38%, 12/1/27	37,000	34,462
1.75%, 2/1/28	25,000	21,791
2.45%, 9/13/29	99,000	84,752
SITE Centers Corp.
4.70%, 6/1/27	130,000	125,665
Skyworks Solutions, Inc.
1.80%, 6/1/26	231,000	212,243
3.00%, 6/1/31	110,000	89,645
Snap-on, Inc.
3.25%, 3/1/27	150,000	142,967
Sonoco Products Co.
2.25%, 2/1/27	50,000	45,064
3.13%, 5/1/30	56,000	48,579
2.85%, 2/1/32	180,000	147,190
Southern California Edison Co.
4.90%, 6/1/26	500,000	496,825
3.65%, 3/1/28, Series B	125,000	117,326
4.20%, 3/1/29, Series A	180,000	170,797
6.65%, 4/1/29	208,000	217,414
5.95%, 11/1/32	300,000	309,423
Southern Co.
3.70%, 4/30/30, Series A	25,000	22,872
4.25%, 7/1/36	397,000	349,416
4.40%, 7/1/46	80,000	65,811
4.00%, 1/15/51, Series B, (4.00% fixed rate until 10/15/25; 5-year Constant Maturity Treasury Rate + 3.733% thereafter)(c)	340,000	319,603
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	350,000	354,805
5.88%, 3/15/41	150,000	144,473
3.95%, 10/1/46	25,000	18,067
4.40%, 5/30/47	174,000	137,383
3.15%, 9/30/51, Series 21A	116,000	72,679
Southern Power Co.
5.15%, 9/15/41	50,000	44,477
5.25%, 7/15/43	235,000	208,034
4.95%, 12/15/46, Series F	60,000	50,654
Southwest Airlines Co.
3.00%, 11/15/26	25,000	23,465
5.13%, 6/15/27	225,000	222,689
3.45%, 11/16/27	100,000	92,534
Southwest Gas Corp.
3.80%, 9/29/46	50,000	35,248
4.15%, 6/1/49	150,000	110,562
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	408,000	375,642
4.10%, 9/15/28, Series M	89,000	83,893
3.85%, 2/1/48, Series L	50,000	35,183
3.25%, 11/1/51	200,000	125,578
Spectra Energy Partners LP
5.95%, 9/25/43	100,000	96,448
Spirit Realty LP
3.40%, 1/15/30	88,000	77,414
Sprint Capital Corp.
8.75%, 3/15/32	422,000	504,442
Sprint LLC
7.63%, 2/15/25	250,000	254,175
Stanley Black & Decker, Inc.
4.25%, 11/15/28(d)	69,000	65,593
2.30%, 3/15/30	175,000	144,072
4.85%, 11/15/48	260,000	219,328
Starbucks Corp.
2.00%, 3/12/27	100,000	91,265
4.00%, 11/15/28	233,000	223,491
3.55%, 8/15/29	289,000	270,351
3.00%, 2/14/32	33,000	28,534
4.80%, 2/15/33	350,000	344,704
4.45%, 8/15/49	247,000	209,305
3.50%, 11/15/50	35,000	25,275
State Street Corp.
5.10%, 5/18/26, (5.104% fixed rate until 5/18/25; Secured Overnight Financing Rate + 1.13% thereafter)(c)	500,000	496,745
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(c)	846,000	732,213
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	118,249
3.25%, 1/15/31	100,000	86,974
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	239,000	198,559
Stifel Financial Corp.
4.00%, 5/15/30	175,000	153,428
STORE Capital Corp.
4.50%, 3/15/28	30,000	26,833
4.63%, 3/15/29	75,000	65,472
Stryker Corp.
3.50%, 3/15/26	123,000	118,538
4.10%, 4/1/43	25,000	20,495
4.63%, 3/15/46	218,000	194,885
2.90%, 6/15/50	28,000	18,395
Summa Health
3.51%, 11/15/51	60,000	39,857
Synchrony Financial
3.70%, 8/4/26	133,000	123,050
3.95%, 12/1/27	110,000	98,857
5.15%, 3/19/29	90,000	83,516
Sysco Corp.
3.25%, 7/15/27	109,000	101,760
5.95%, 4/1/30	123,000	127,510
5.38%, 9/21/35	72,000	71,070
4.50%, 4/1/46	25,000	20,572
6.60%, 4/1/50	262,000	287,419
3.15%, 12/14/51	250,000	163,860
T-Mobile USA, Inc.
3.50%, 4/15/25	160,000	155,683
2.25%, 2/15/26	386,000	361,165
3.75%, 4/15/27	355,000	338,727
3.88%, 4/15/30	760,000	698,349
2.55%, 2/15/31	738,000	612,060
2.25%, 11/15/31	250,000	199,325
2.70%, 3/15/32	120,000	98,471
5.05%, 7/15/33	900,000	873,306
4.38%, 4/15/40	275,000	235,240
3.00%, 2/15/41	176,000	124,163
4.50%, 4/15/50	480,000	399,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
3.30%, 2/15/51	$698,000	$468,107
3.40%, 10/15/52	263,000	177,351
5.80%, 9/15/62	282,000	277,677
Tapestry, Inc.
7.70%, 11/27/30	250,000	253,615
7.85%, 11/27/33	250,000	254,075
Targa Resources Corp.
4.95%, 4/15/52	225,000	184,676
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 2/1/31	690,000	642,687
Target Corp.
2.25%, 4/15/25	520,000	500,412
3.38%, 4/15/29	130,000	122,252
TC PipeLines LP
3.90%, 5/25/27	17,000	16,105
TD SYNNEX Corp.
1.75%, 8/9/26	216,000	192,815
2.65%, 8/9/31	243,000	188,308
Teledyne FLIR LLC
2.50%, 8/1/30	135,000	111,829
Teledyne Technologies, Inc.
2.75%, 4/1/31	500,000	417,605
Texas Instruments, Inc.
1.38%, 3/12/25	500,000	477,370
2.25%, 9/4/29	105,000	91,966
Textron, Inc.
3.65%, 3/15/27	203,000	192,302
3.38%, 3/1/28	205,000	189,037
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	250,000	202,648
Time Warner Cable LLC
6.55%, 5/1/37	323,000	305,057
7.30%, 7/1/38	226,000	225,887
5.50%, 9/1/41	370,000	307,004
4.50%, 9/15/42	75,000	55,495
Timken Co.
4.50%, 12/15/28	206,000	195,354
TJX Cos., Inc.
1.60%, 5/15/31	170,000	134,773
Toll Brothers Finance Corp.
4.88%, 3/15/27	45,000	44,201
3.80%, 11/1/29(d)	140,000	126,203
Toyota Motor Credit Corp.
4.80%, 1/10/25	500,000	498,020
1.80%, 2/13/25	500,000	480,370
3.95%, 6/30/25	260,000	255,260
5.60%, 9/11/25	500,000	504,590
4.45%, 5/18/26	500,000	494,110
1.90%, 1/13/27	178,000	162,359
2.15%, 2/13/30	110,000	93,874
1.65%, 1/10/31	202,000	161,192
Trane Technologies Financing Ltd.
3.80%, 3/21/29	216,000	203,770
4.50%, 3/21/49	150,000	127,907
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	58,000	55,191
5.75%, 6/15/43	50,000	50,278
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	250,000	260,577
4.00%, 3/15/28	220,000	208,641
4.60%, 3/15/48	465,000	388,168
Trimble, Inc.
4.90%, 6/15/28	175,000	171,206
Truist Bank
3.30%, 5/15/26	188,000	175,836
Truist Financial Corp.
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(c)	540,000	522,623
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(c)	750,000	747,225
1.95%, 6/5/30	223,000	178,614
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(c)	150,000	132,837
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.85% thereafter)(c)	379,000	348,794
Tyson Foods, Inc.
4.35%, 3/1/29	70,000	66,546
4.88%, 8/15/34	126,000	117,584
4.55%, 6/2/47	50,000	39,156
5.10%, 9/28/48	339,000	286,801
U.S. Bancorp
1.45%, 5/12/25	750,000	707,497
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	774,000	771,430
5.85%, 10/21/33, (5.85% fixed rate until 10/21/32; Secured Overnight Financing Rate + 2.09% thereafter)(c)	250,000	246,500
2.49%, 11/3/36, (2.491% fixed rate until 11/3/31; 5-year Constant Maturity Treasury Rate + 0.95% thereafter)(c)	327,000	242,255
UDR, Inc.
2.95%, 9/1/26	40,000	37,439
4.40%, 1/26/29	129,000	121,870
3.20%, 1/15/30	110,000	96,735
3.00%, 8/15/31	105,000	88,704
Union Pacific Corp.
3.25%, 8/15/25	32,000	31,053
4.75%, 2/21/26	500,000	498,920
6.63%, 2/1/29	122,000	132,574
2.40%, 2/5/30	47,000	40,578
2.38%, 5/20/31	110,000	91,994
United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	273,860	262,056
4.00%, 10/11/27, Series 2014-1, Class A	21,570	20,332
3.75%, 3/3/28, Series 2014-2, Class A	197,540	182,790
3.45%, 1/7/30, Series 2016-1, Class A	20,502	17,852
4.15%, 2/25/33, Series 2019-1, Class AA	34,167	30,671

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
United Parcel Service, Inc.
3.90%, 4/1/25	$300,000	$295,047
3.05%, 11/15/27	49,000	46,096
UnitedHealth Group, Inc.
5.15%, 10/15/25	750,000	753,915
1.15%, 5/15/26	196,000	179,689
3.45%, 1/15/27	93,000	89,157
3.38%, 4/15/27	355,000	338,734
3.70%, 5/15/27	10,000	9,645
3.88%, 12/15/28	129,000	123,632
Universal Health Services, Inc.
2.65%, 1/15/32	265,000	208,899
Unum Group
5.75%, 8/15/42	122,000	110,203
4.50%, 12/15/49	75,000	54,689
Valero Energy Corp.
2.15%, 9/15/27	154,000	137,847
2.80%, 12/1/31	275,000	225,481
6.63%, 6/15/37	36,000	37,828
4.90%, 3/15/45	200,000	173,230
3.65%, 12/1/51	97,000	66,566
Valmont Industries, Inc.
5.00%, 10/1/44	55,000	46,649
Ventas Realty LP
3.50%, 2/1/25	558,000	542,471
4.00%, 3/1/28	115,000	107,416
4.40%, 1/15/29	160,000	150,379
3.00%, 1/15/30	140,000	119,385
2.50%, 9/1/31	170,000	134,382
Verisk Analytics, Inc.
5.50%, 6/15/45	125,000	115,738
3.63%, 5/15/50	70,000	49,735
Verizon Communications, Inc.
3.38%, 2/15/25	250,000	244,195
0.85%, 11/20/25	295,000	271,267
4.13%, 3/16/27	398,000	386,311
4.33%, 9/21/28	131,000	126,560
3.88%, 2/8/29	187,000	176,969
4.02%, 12/3/29	173,000	162,466
3.15%, 3/22/30	409,000	363,012
1.68%, 10/30/30	204,000	161,768
1.75%, 1/20/31	505,000	398,410
2.55%, 3/21/31	447,000	371,385
2.36%, 3/15/32	875,000	698,329
4.40%, 11/1/34	141,000	129,720
5.25%, 3/16/37	360,000	356,951
4.81%, 3/15/39	250,000	229,280
2.65%, 11/20/40	330,000	224,882
3.40%, 3/22/41	476,000	360,513
2.85%, 9/3/41	224,000	155,846
4.13%, 8/15/46	220,000	177,958
4.86%, 8/21/46	100,000	89,255
4.00%, 3/22/50	549,000	426,249
2.88%, 11/20/50	470,000	297,505
3.55%, 3/22/51	616,000	442,128
5.01%, 8/21/54(d)	100,000	91,534
2.99%, 10/30/56	606,000	372,387
3.70%, 3/22/61	383,000	271,122
VF Corp.
2.80%, 4/23/27	130,000	116,810
2.95%, 4/23/30	160,000	129,558
Viatris, Inc.
2.70%, 6/22/30	210,000	170,642
3.85%, 6/22/40	71,000	49,316
4.00%, 6/22/50	275,000	178,720
VICI Properties LP
4.38%, 5/15/25	654,000	637,212
Virginia Electric & Power Co.
3.10%, 5/15/25, Series A	260,000	251,865
2.40%, 3/30/32	177,000	142,244
VMware, Inc.
4.50%, 5/15/25	150,000	147,699
3.90%, 8/21/27	117,000	111,556
2.20%, 8/15/31	190,000	150,301
Vontier Corp.
2.95%, 4/1/31	185,000	147,769
Voya Financial, Inc.
4.80%, 6/15/46	52,000	41,910
4.70%, 1/23/48, (4.70% fixed rate until 1/23/28; Secured Overnight Financing Rate + 2.385% thereafter)(c)	235,000	190,066
Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,134
4.50%, 6/15/47	80,000	67,470
4.70%, 3/1/48	255,000	220,478
Walgreens Boots Alliance, Inc.
3.20%, 4/15/30(d)	150,000	125,328
4.80%, 11/18/44	167,000	123,577
4.10%, 4/15/50	155,000	101,026
Walt Disney Co.
1.75%, 1/13/26	500,000	469,240
2.00%, 9/1/29	149,000	128,755
3.80%, 3/22/30(d)	260,000	244,650
Warnermedia Holdings, Inc.
3.64%, 3/15/25	700,000	681,310
4.28%, 3/15/32	325,000	287,082
5.05%, 3/15/42	625,000	516,994
5.14%, 3/15/52	318,000	254,495
5.39%, 3/15/62	525,000	418,939
Waste Connections, Inc.
3.50%, 5/1/29	161,000	149,400
2.20%, 1/15/32	531,000	425,527
Waste Management, Inc.
3.15%, 11/15/27	175,000	164,260
1.15%, 3/15/28	14,000	12,036
1.50%, 3/15/31	316,000	249,473
WEC Energy Group, Inc.
5.00%, 9/27/25	300,000	297,510
1.38%, 10/15/27	85,000	73,615
Wells Fargo & Co.
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month Secured Overnight Financing Rate + 1.087% thereafter)(c)	250,000	241,937
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month Secured Overnight Financing Rate + 1.012% thereafter)(c)	450,000	430,020
3.00%, 4/22/26	610,000	577,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
3.91%, 4/25/26, (3.908% fixed rate until 4/25/25; Secured Overnight Financing Rate + 1.32% thereafter)(c)	$500,000	$486,905
4.54%, 8/15/26, (4.54% fixed rate until 8/15/25; Secured Overnight Financing Rate + 1.56% thereafter)(c)	500,000	490,420
4.30%, 7/22/27	750,000	720,270
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(c)	1,000,000	938,070
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	510,000	458,587
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(c)	250,000	249,847
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(c)	283,000	264,248
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(c)	934,000	782,617
5.95%, 12/1/86	132,000	127,167
Welltower OP LLC
4.25%, 4/15/28	70,000	66,875
4.13%, 3/15/29	185,000	173,822
3.10%, 1/15/30	218,000	189,302
2.80%, 6/1/31	225,000	187,713
Western Midstream Operating LP
4.05%, 2/1/30	250,000	226,990
5.25%, 2/1/50	250,000	208,587
Western Union Co.
1.35%, 3/15/26	100,000	90,326
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/28	399,000	385,590
Westlake Corp.
5.00%, 8/15/46	85,000	71,379
4.38%, 11/15/47	85,000	65,399
3.13%, 8/15/51	150,000	91,718
WestRock MWV LLC
8.20%, 1/15/30	36,000	40,973
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	79,128
4.00%, 4/15/30	69,000	63,650
7.38%, 3/15/32	227,000	251,945
3.38%, 3/9/33	43,000	36,594
Whirlpool Corp.
2.40%, 5/15/31	205,000	165,246
4.60%, 5/15/50	210,000	164,590
Williams Cos., Inc.
3.75%, 6/15/27	149,000	141,341
2.60%, 3/15/31	330,000	272,131
5.65%, 3/15/33	200,000	200,924
6.30%, 4/15/40	305,000	310,761
5.75%, 6/24/44	67,000	63,866
5.10%, 9/15/45	206,000	183,144
Willis North America, Inc.
4.65%, 6/15/27	183,000	178,280
4.50%, 9/15/28	140,000	134,291
2.95%, 9/15/29	150,000	131,322
Wisconsin Power & Light Co.
3.00%, 7/1/29	110,000	99,122
Workday, Inc.
3.50%, 4/1/27	239,000	227,256
WR Berkley Corp.
4.75%, 8/1/44	8,000	6,734
4.00%, 5/12/50	185,000	136,417
WRKCo, Inc.
4.00%, 3/15/28	74,000	69,668
3.00%, 6/15/33(d)	275,000	226,350
Xcel Energy, Inc.
1.75%, 3/15/27	160,000	143,150
3.40%, 6/1/30	80,000	71,058
2.35%, 11/15/31	85,000	67,078
6.50%, 7/1/36	130,000	139,905
Xylem, Inc.
1.95%, 1/30/28	95,000	83,663
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	153,000	149,225
Zoetis, Inc.
3.00%, 9/12/27	173,000	161,239
4.70%, 2/1/43	50,000	44,796
3.95%, 9/12/47	100,000	78,551
4.45%, 8/20/48	80,000	67,998

Total United States		344,452,722

TOTAL CORPORATE BONDS (Cost: $441,270,396)		411,938,747

FOREIGN GOVERNMENT AGENCIES - 0.3%

Japan - 0.3%
Japan Bank for International Cooperation
2.88%, 4/14/25	1,000,000	968,700
1.88%, 7/21/26	250,000	231,260
2.88%, 6/1/27	320,000	300,339
2.88%, 7/21/27	250,000	234,352
1.88%, 4/15/31	940,000	767,886
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	231,188

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,976,565)		2,733,725

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%

Chile - 0.0%
Chile Government International Bonds
3.24%, 2/6/28	200,000	187,212
2.45%, 1/31/31	250,000	211,812

Total Chile		399,024

Hungary - 0.0%
Hungary Government International Bonds
7.63%, 3/29/41	158,000	175,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Indonesia - 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	$460,000	$443,150
2.85%, 2/14/30	540,000	476,836
3.85%, 10/15/30	300,000	279,480
4.35%, 1/11/48	625,000	535,000
5.35%, 2/11/49	200,000	197,412
4.20%, 10/15/50	220,000	181,491
4.45%, 4/15/70	387,000	317,751

Total Indonesia		2,431,120

Israel - 0.0%
State of Israel
2.50%, 1/15/30	200,000	168,748

Italy - 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	550,000	481,772
5.38%, 6/15/33	53,000	51,619
4.00%, 10/17/49	350,000	248,000

Total Italy		781,391

Mexico - 0.7%
Mexico Government International Bonds
11.50%, 5/15/26	55,000	63,963
3.25%, 4/16/30	1,175,000	1,035,093
2.66%, 5/24/31	1,913,000	1,566,728
4.75%, 4/27/32	555,000	517,093
6.35%, 2/9/35	200,000	202,316
6.05%, 1/11/40, Series A	102,000	98,336
4.28%, 8/14/41	275,000	215,517
4.75%, 3/8/44	354,000	286,464
5.55%, 1/21/45	200,000	180,978
4.60%, 1/23/46	250,000	196,133
4.35%, 1/15/47	205,000	154,976
4.60%, 2/10/48	200,000	155,512
4.50%, 1/31/50	303,000	232,562
4.40%, 2/12/52	250,000	185,380
3.77%, 5/24/61	745,000	474,334
5.75%, 10/12/2110	310,000	259,526

Total Mexico		5,824,911

Panama - 0.3%
Panama Government International Bonds
8.88%, 9/30/27	380,000	408,842
9.38%, 4/1/29	200,000	223,192
3.30%, 1/19/33	500,000	379,530
6.70%, 1/26/36	235,000	224,256
4.50%, 5/15/47	200,000	134,486
4.30%, 4/29/53	295,000	184,228
4.50%, 4/1/56	525,000	333,595
4.50%, 1/19/63	640,000	396,467

Total Panama		2,284,596

Peru - 0.2%
Peru Government International Bonds
4.13%, 8/25/27	64,000	61,615
2.78%, 1/23/31	525,000	444,077
8.75%, 11/21/33	190,000	231,933
3.00%, 1/15/34	196,000	158,493
6.55%, 3/14/37	55,000	58,994
3.30%, 3/11/41	500,000	366,345
5.63%, 11/18/50	70,000	68,146
2.78%, 12/1/60	300,000	174,456
3.60%, 1/15/72	313,000	203,998
3.23%, 7/28/2121	110,000	63,731

Total Peru		1,831,788

Philippines - 0.4%
Bangko Sentral ng Pilipinas International Bonds
8.60%, 6/15/27, Series A	250,000	276,858
Philippines Government International Bonds
3.00%, 2/1/28	1,547,000	1,433,589
9.50%, 2/2/30	230,000	282,870
1.95%, 1/6/32	346,000	275,620
6.38%, 1/15/32	160,000	173,786
5.00%, 1/13/37	500,000	489,260
3.95%, 1/20/40	480,000	406,186
3.70%, 3/1/41	200,000	159,992
3.70%, 2/2/42	525,000	416,503

Total Philippines		3,914,664

Poland - 0.0%
Republic of Poland Government International Bonds
3.25%, 4/6/26	275,000	264,303

Uruguay - 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	344,815
7.63%, 3/21/36	260,000	311,163
4.13%, 11/20/45	120,000	103,069
5.10%, 6/18/50	310,000	293,483
4.98%, 4/20/55	290,000	265,643

Total Uruguay		1,318,173

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $22,041,273)		19,394,019

SUPRANATIONAL BONDS - 0.0%
European Investment Bank
4.88%, 2/15/36	50,000	51,388
Inter-American Development Bank
3.88%, 10/28/41	100,000	86,863

TOTAL SUPRANATIONAL BONDS (Cost: $200,323)		138,251

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%

United States - 6.5%
Bank
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	386,256
2.04%, 2/15/54, Series 2021-BNK31, Class A4	1,000,000	789,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
2.93%, 2/15/55, Series 2022-BNK39, Class A4^(c)	$325,000	$268,470
6.26%, 4/15/56, Series 2023-5YR1, Class A3^(c)	500,000	506,924
3.25%, 7/15/60, Series 2017-BNK6, Class A4	1,000,000	922,290
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,946,001	1,640,109
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	655,343
BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5^(c)	1,000,000	865,968
Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	289,558	270,920
3.94%, 7/15/51, Series 2018-B5, Class A3	1,000,000	924,233
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	319,708
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	296,186
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	750,000	621,760
6.54%, 5/15/55, Series 2023-V2, Class AS^(c)	500,000	500,747
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	907,850
BMO Mortgage Trust
4.97%, 7/15/54, Series 2022-C2, Class A5^(c)	500,000	474,455
CD Mortgage Trust
3.17%, 8/15/50, Series 2017-CD5, Class A3	525,000	479,695
Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	569,252
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	457,210
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	414,844
2.69%, 8/10/56, Series 2019-GC41, Class A2	238,019	232,203
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	214,494
COMM Mortgage Trust
3.70%, 5/10/47, Series 2014-CR17, Class A4	241,402	240,385
3.18%, 2/10/48, Series 2015-LC19, Class A4	1,000,000	966,323
3.76%, 8/10/48, Series 2015-CR25, Class A4	250,000	239,531
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	117,779	112,937
3.76%, 11/15/48, Series 2016-C5, Class A5	550,000	525,971
4.22%, 8/15/51, Series 2018-CX12, Class A4^(c)	779,577	728,169
3.33%, 6/15/52, Series 2019-C16, Class A3	1,000,000	872,659
2.56%, 3/15/53, Series 2020-C19, Class A3	500,000	407,629
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 1/25/25, Series K044, Class A2	812,330	789,605
3.31%, 9/25/25, Series K051, Class A2	780,000	755,474
2.57%, 7/25/26, Series K057, Class A2	650,000	613,381
2.96%, 7/25/26, Series K060, Class A1	522,260	505,256
3.41%, 12/25/26, Series K062, Class A2	500,000	479,135
3.12%, 6/25/27, Series K066, Class A2	750,000	708,304
3.19%, 7/25/27, Series K067, Class A2	500,000	472,481
3.19%, 9/25/27, Series K069, Class A2^(c)	625,000	589,816
3.35%, 1/25/28, Series K073, Class A2	1,250,000	1,181,106
4.82%, 6/25/28, Series K505, Class A2	1,100,000	1,092,451
3.93%, 7/25/28, Series K080, Class A2^(c)	400,000	384,818
2.12%, 3/25/29, Series K749, Class A2^(c)	350,000	306,916
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,801,966
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,702,004
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,203,693
1.55%, 10/25/30, Series K121, Class A2	500,000	401,794
1.66%, 12/25/30, Series K124, Class A2	1,100,000	886,948
3.90%, 12/25/30, Series K158, Class A2^(c)	1,500,000	1,404,539
2.11%, 1/25/31, Series K127, Class A2	1,500,000	1,246,066
2.13%, 11/25/31, Series K136, Class A2	750,000	612,127
2.40%, 3/25/32, Series K142, Class A2	1,220,000	1,010,574
2.58%, 5/25/32, Series K145, Class A2	1,200,000	1,004,271
2.92%, 6/25/32, Series K146, Class A2	500,000	429,722
3.46%, 11/25/32, Series K154, Class A3^(c)	1,100,000	981,934
4.50%, 7/25/33, Series K159, Class A2^(c)	400,000	385,472
Federal National Mortgage Association Alternative Credit Enhancement Securities
3.27%, 2/25/29, Series 2019-M5, Class A2	1,463,440	1,366,080
2.89%, 6/25/29, Series 2019-M12, Class A2^(c)	329,029	298,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
2.44%, 10/25/29, Series 2020-M1, Class A2	$2,000,000	$1,748,618
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	119,244
1.52%, 11/25/30, Series 2021-M1G, Class A2^(c)	1,000,000	795,805
3.61%, 2/25/31, Series 2019-M4, Class A2	1,919,440	1,756,682
2.00%, 1/25/32, Series 2022-M10, Class A2^(c)	1,000,000	799,788
4.66%, 4/25/33, Series 2023-M1S, Class A2^(c)	100,000	96,413
2.94%, 7/25/39, Series 2016-M11, Class AL	150,226	132,025
GS Mortgage Securities Trust
3.43%, 8/10/50, Series 2017-GS7, Class A4	500,000	450,364
3.99%, 3/10/51, Series 2018-GS9, Class A4^(c)	750,000	698,495
2.90%, 2/13/53, Series 2020-GC45, Class A2	630,000	597,320
1.66%, 12/12/53, Series 2020-GSA2, Class AAB	780,000	685,703
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49, Series 2016-JP4, Class A4^(c)	132,000	123,507
JPMBB Commercial Mortgage Securities Trust
3.60%, 11/15/48, Series 2015-C32, Class A5	1,000,000	952,036
Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	104,008	100,852
3.31%, 4/15/48, Series 2015-C22, Class A4	600,000	572,901
3.54%, 1/15/49, Series 2016-C28, Class A4	1,000,000	941,120
Morgan Stanley Capital I Trust
3.59%, 3/15/49, Series 2016-UBS9, Class A4	278,000	262,651
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	461,391
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	932,290
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	358,973
UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	921,327
Wells Fargo Commercial Mortgage Trust
3.15%, 5/15/48, Series 2015-NXS1, Class A5	831,000	796,433
2.93%, 7/15/48, Series 2016-C35, Class A4	525,000	484,765
3.72%, 12/15/48, Series 2015-NXS4, Class A4	500,000	477,588
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	766,209
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	458,770
3.75%, 3/15/51, Series 2018-C43, Class A3	461,138	425,673
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	641,775
4.00%, 4/15/55, Series 2022-C62, Class A4^(c)	100,000	88,863

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $60,308,210)		57,074,156

MUNICIPAL BONDS - 0.1%

United States - 0.1%
Alameda County Joint Powers Authority
7.05%, 12/1/44, Series A	150,000	172,230
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	118,355
Los Angeles Department of Water & Power
6.57%, 7/1/45	70,000	78,090
Municipal Electric Authority of Georgia
6.64%, 4/1/57, Series A	210,000	226,865
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	95,000	87,842
San Jose Redevelopment Successor Agency
3.38%, 8/1/34, Series A-T	60,000	51,846
State of Illinois
6.63%, 2/1/35, Series 1	92,308	94,106
University of California
4.86%, 5/15/2112, Series AD	56,000	47,394

TOTAL MUNICIPAL BONDS (Cost: $1,096,169)		876,728

ASSET-BACKED SECURITIES - 4.9%

United States - 4.9%
American Express Credit Account Master Trust
0.90%, 11/15/26, Series 2021-1, Class A	1,570,000	1,502,638
3.39%, 5/15/27, Series 2022-2, Class A	2,000,000	1,943,391
3.75%, 8/15/27, Series 2022-3, Class A	900,000	876,490
4.95%, 10/15/27, Series 2022-4, Class A	400,000	397,839
4.80%, 5/15/30, Series 2023-2, Class A	600,000	593,566
BA Credit Card Trust
3.53%, 11/15/27, Series 2022-A1, Class A1	650,000	631,567
4.79%, 5/15/28, Series 2023-A1, Class A1	1,700,000	1,686,834
Barclays Dryrock Issuance Trust
3.07%, 2/15/28, Series 2022-1, Class A	1,250,000	1,209,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
Capital One Multi-Asset Execution Trust
3.49%, 5/15/27, Series 2022-A2, Class A	$1,850,000	$1,798,854
4.95%, 10/15/27, Series 2022-A3, Class A	500,000	496,578
2.06%, 8/15/28, Series 2019-A3, Class A3	700,000	646,172
1.39%, 7/15/30, Series 2021-A2, Class A2	1,600,000	1,362,250
Capital One Prime Auto Receivables Trust
0.77%, 9/15/26, Series 2021-1, Class A3	407,551	392,654
CarMax Auto Owner Trust
2.03%, 6/16/25, Series 2020-1, Class A4	470,640	466,862
3.97%, 4/15/27, Series 2022-3, Class A3	1,095,000	1,072,241
4.75%, 10/15/27, Series 2023-1, Class A3	737,000	729,239
CNH Equipment Trust
0.70%, 5/17/27, Series 2021-B, Class A4	1,000,000	915,826
Discover Card Execution Note Trust
1.96%, 2/15/27, Series 2022-A1, Class A1	350,000	335,608
3.32%, 5/15/27, Series 2022-A2, Class A	545,000	528,708
3.56%, 7/15/27, Series 2022-A3, Class A3	1,000,000	971,319
4.31%, 3/15/28, Series 2023-A1, Class A	500,000	489,907
Exeter Automobile Receivables Trust
5.70%, 8/17/26, Series 2022-6A, Class A3	1,000,000	998,871
Ford Credit Auto Lease Trust
4.83%, 5/15/26, Series 2023-A, Class A4	500,000	494,820
Ford Credit Auto Owner Trust
2.04%, 12/15/26, Series 2020-B, Class C	750,000	741,362
3.93%, 8/15/27, Series 2022-B, Class A4	750,000	730,654
GM Financial Automobile Leasing Trust
5.16%, 1/20/27, Series 2023-1, Class A4	645,000	640,097
GM Financial Consumer Automobile Receivables Trust
3.71%, 12/16/27, Series 2022-3, Class A4	1,250,000	1,206,804
4.66%, 2/16/28, Series 2023-1, Class A3	1,000,000	986,275
Honda Auto Receivables Owner Trust
3.73%, 7/20/26, Series 2022-2, Class A3	845,000	826,597
5.04%, 4/21/27, Series 2023-1, Class A3	868,000	863,007
Hyundai Auto Receivables Trust
0.60%, 2/16/27, Series 2021-B, Class A4	1,000,000	938,080
5.39%, 6/15/27, Series 2022-C, Class A3	1,000,000	998,880
John Deere Owner Trust
5.18%, 3/15/28, Series 2023-B, Class A3	1,000,000	999,670
Mercedes-Benz Auto Lease Trust
4.74%, 1/15/27, Series 2023-A, Class A3	1,000,000	988,442
Mercedes-Benz Auto Receivables Trust
4.51%, 11/15/27, Series 2023-1, Class A3	500,000	492,838
Nissan Auto Receivables Owner Trust
5.93%, 3/15/28, Series 2023-B, Class A3	500,000	506,606
Santander Drive Auto Receivables Trust
3.44%, 9/15/27, Series 2022-2, Class B	1,000,000	975,877
Synchrony Card Funding LLC
3.86%, 7/15/28, Series 2022-A2, Class A	900,000	876,331
Toyota Auto Receivables Owner Trust
0.53%, 10/15/26, Series 2021-B, Class A4	1,500,000	1,404,430
3.76%, 4/15/27, Series 2022-C, Class A3	250,000	244,116
3.77%, 2/15/28, Series 2022-C, Class A4	774,000	745,891
4.71%, 2/15/28, Series 2023-B, Class A3	400,000	396,067
Verizon Master Trust
0.50%, 5/20/27, Series 2021-1, Class A	1,200,000	1,170,752
1.53%, 7/20/28, Series 2022-2, Class A	500,000	477,850
3.67%, 1/22/29, Series 2022-6, Class A	1,850,000	1,796,917
Volkswagen Auto Lease Trust
3.65%, 1/20/27, Series 2022-A, Class A4	1,250,000	1,226,810
Volkswagen Auto Loan Enhanced Trust
5.02%, 6/20/28, Series 2023-1, Class A3	180,000	178,953
World Omni Auto Receivables Trust
0.61%, 10/15/26, Series 2020-C, Class A4	400,000	383,856
0.64%, 9/15/27, Series 2021-C, Class A4	1,000,000	919,374
1.90%, 3/15/28, Series 2022-A, Class A4	350,000	327,493
World Omni Automobile Lease Securitization Trust
5.04%, 7/17/28, Series 2023-A, Class A4	95,000	94,232

TOTAL ASSET-BACKED SECURITIES (Cost: $43,229,266)		42,679,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

Investments in Long Securities	Principal Amount	Value
REPURCHASE AGREEMENT - 2.3%

United States - 2.3%
Citigroup, Inc., tri-party repurchase agreement dated 11/30/23 (tri-party custodian: The Bank of New York Mellon Corp.), 5.30% due 12/1/23; Proceeds at maturity - $20,563,027 (fully collateralized by U.S. Treasury Note, 4.63% due 10/15/26; Market value including accrued interest - $20,971,216) (Cost: $20,560,000)	$20,560,000	$20,560,000

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(f) (Cost: $5,300,215)	5,300,215	5,300,215

TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS - 102.7% (Cost: $980,673,560)		904,750,793

TBA Sale Commitments	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS - (0.2)%

Uniform Mortgage-Backed Securities - (0.2)%
3.00%, 12/1/38(b)	$(175,000)	(161,286)
3.00%, 12/1/53(b)	(1,300,000)	(1,096,205)
2.00%, 1/1/54(b)	(150,000)	(116,714)
2.50%, 1/1/54(b)	(125,000)	(101,412)
3.00%, 1/1/54(b)	(100,000)	(84,431)

TOTAL TBA SALE COMMITMENTS (Proceeds: $1,528,163)		(1,560,048)
Other Assets less Liabilities - (2.5)%		(21,676,803)

NET ASSETS - 100.0%		$881,513,942

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2023.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Rate shown reflects the accrual rate as of November 30, 2023 on securities with variable or step rates.
(d)

Security, or portion thereof, was on loan at November 30, 2023. At November 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,173,756 and the total market value of the collateral held by the Fund was $6,383,371. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,083,156.

(e)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Rate shown represents annualized 7-day yield as of November 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$151,856,464	$—	$151,856,464
U.S. Government Obligations	—	192,198,713	—	192,198,713
Corporate Bonds	—	411,938,747	—	411,938,747
Foreign Government Agencies	—	2,733,725	—	2,733,725
Foreign Government Obligations	—	19,394,019	—	19,394,019
Supranational Bonds	—	138,251	—	138,251
Commercial Mortgage-Backed Securities	—	57,074,156	—	57,074,156
Municipal Bonds	—	876,728	—	876,728
Asset-Backed Securities	—	42,679,775	—	42,679,775
Repurchase Agreement	—	20,560,000	—	20,560,000
Investment of Cash Collateral for Securities Loaned	—	5,300,215	—	5,300,215

Total Investments in Securities	$—	$904,750,793	$—	$904,750,793

Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(1,560,048)	$—	$(1,560,048)

Total - Net	$—	$903,190,745	$—	$903,190,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 11.6%

Federal Farm Credit Bank - 1.0%
3.13%, 8/26/27	$1,000,000	$952,720

Federal Home Loan Bank - 0.2%
0.38%, 9/4/25	200,000	185,210

Federal Home Loan Mortgage Corporation - 1.2%
0.38%, 7/21/25	40,000	37,254
0.38%, 9/23/25	1,293,000	1,194,693

Total Federal Home Loan Mortgage Corporation		1,231,947

Federal National Mortgage Association - 1.3%
2.63%, 9/6/24	1,149,000	1,125,997
1.63%, 1/7/25	175,000	168,579

Total Federal National Mortgage Association		1,294,576

Tennessee Valley Authority - 0.1%
0.75%, 5/15/25	86,000	80,875

Uniform Mortgage-Backed Securities - 7.8%
3.00%, 12/1/37(a)	5,359,000	4,939,056
2.50%, 12/1/38(a)	3,016,000	2,712,805

Total Uniform Mortgage-Backed Securities		7,651,861

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $11,402,087)		11,397,189

U.S. GOVERNMENT OBLIGATIONS - 42.2%

U.S. Treasury Bills - 10.8%
5.37%, 12/12/23*	125,000	124,799
5.50%, 12/19/23*	1,075,000	1,072,166
5.38%, 1/18/24*	125,000	124,378
5.47%, 1/18/24*	4,400,000	4,369,176
5.52%, 1/30/24*	5,000,000	4,956,078

Total U.S. Treasury Bills		10,646,597

U.S. Treasury Notes - 31.4%
0.50%, 3/31/25	10,568,000	9,958,276
4.00%, 2/15/26	63,100	62,269
0.75%, 4/30/26	1,836,000	1,678,147
0.63%, 7/31/26	3,304,000	2,985,474
4.38%, 8/15/26	7,500,000	7,474,512
1.13%, 2/28/27	608,100	548,478
2.50%, 3/31/27	1,713,000	1,612,763
2.75%, 4/30/27	881,000	834,885
3.25%, 6/30/27	451,100	434,148
2.75%, 7/31/27	1,491,000	1,408,412
3.50%, 1/31/28	3,971,100	3,842,815

Total U.S. Treasury Notes		30,840,179

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $42,540,821)		41,486,776

CORPORATE BONDS - 46.2%

Australia - 0.1%
BHP Billiton Finance USA Ltd.
4.75%, 2/28/28	50,000	49,554

Belgium - 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	50,000	48,479

Bermuda - 0.1%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	105,000	95,310

Canada - 2.4%
Bank of Montreal
4.25%, 9/14/24, Series H	135,000	133,585
1.85%, 5/1/25	1,000	950
1.25%, 9/15/26	100,000	89,461
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(b)	179,000	162,933
Bank of Nova Scotia
2.20%, 2/3/25	59,000	56,795
1.30%, 6/11/25	100,000	93,771
4.50%, 12/16/25	58,000	56,575
1.05%, 3/2/26	40,000	36,348
1.30%, 9/15/26	135,000	120,963
Brookfield Corp.
4.00%, 1/15/25	119,000	116,867
Canadian Imperial Bank of Commerce
3.10%, 4/2/24	78,000	77,338
3.45%, 4/7/27	86,000	81,076
Canadian Natural Resources Ltd.
3.90%, 2/1/25	30,000	29,363
Canadian Pacific Railway Co.
1.75%, 12/2/26	50,000	45,362
Enbridge, Inc.
2.50%, 1/15/25	42,000	40,599
2.50%, 2/14/25	50,000	48,166
Manulife Financial Corp.
4.15%, 3/4/26(c)	25,000	24,469
Nutrien Ltd.
4.00%, 12/15/26	25,000	24,030
Rogers Communications, Inc.
3.20%, 3/15/27	85,000	79,263
Royal Bank of Canada
1.15%, 6/10/25(c)	457,000	429,032
TELUS Corp.
2.80%, 2/16/27	98,000	91,156
Toronto-Dominion Bank
1.15%, 6/12/25	343,000	321,741
1.95%, 1/12/27	160,000	145,371
4.69%, 9/15/27	39,000	38,289
TransCanada PipeLines Ltd.
4.88%, 1/15/26	30,000	29,617

Total Canada		2,373,120

China - 0.1%
Tencent Music Entertainment Group
1.38%, 9/3/25	110,000	102,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

Investments	Principal Amount	Value
France - 0.3%
BPCE SA
4.00%, 4/15/24	$170,000	$168,956
TotalEnergies Capital International SA
2.43%, 1/10/25	101,000	98,070

Total France		267,026

Germany - 0.2%
Deutsche Bank AG
2.31%, 11/16/27, (2.311% fixed rate until 11/16/26; Secured Overnight Financing Rate + 1.219% thereafter)(b)	94,000	84,148
2.55%, 1/7/28, (2.552% fixed rate until 1/7/27; Secured Overnight Financing Rate + 1.318% thereafter)(b)	96,000	85,826

Total Germany		169,974

Ireland - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 7/15/25	150,000	150,903

Japan - 1.1%
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/25	536,000	514,019
1.41%, 7/17/25	50,000	46,770
Mizuho Financial Group, Inc.
2.65%, 5/22/26, (2.651% fixed rate until 5/22/25; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(b)	147,000	140,107
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/24	315,000	309,267
Toyota Motor Corp.
1.34%, 3/25/26	73,000	67,246

Total Japan		1,077,409

Netherlands - 0.1%
ING Groep NV
3.55%, 4/9/24	140,000	138,905

Spain - 0.3%
Banco Santander SA
2.71%, 6/27/24	200,000	196,570
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	101,000	95,316

Total Spain		291,886

Switzerland - 0.6%
Credit Suisse AG
7.95%, 1/9/25	389,000	396,737
1.25%, 8/7/26	135,000	120,091
Novartis Capital Corp.
2.00%, 2/14/27	71,000	65,443

Total Switzerland		582,271

United Kingdom - 1.7%
AstraZeneca Finance LLC
1.20%, 5/28/26	147,000	134,415
AstraZeneca PLC
3.13%, 6/12/27	75,000	71,080
Barclays PLC
2.28%, 11/24/27, (2.279% fixed rate until 11/24/26; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(b)	114,000	102,336
BAT Capital Corp.
3.22%, 8/15/24	21,000	20,616
BAT International Finance PLC
1.67%, 3/25/26	100,000	91,703
Diageo Capital PLC
1.38%, 9/29/25	200,000	187,308
GlaxoSmithKline Capital, Inc.
3.63%, 5/15/25	25,000	24,476
HSBC Holdings PLC
4.25%, 3/14/24	213,000	211,688
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(b)	500,000	471,545
Lloyds Bank PLC
3.50%, 5/14/25	200,000	194,670
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(b)	91,000	81,252
WPP Finance 2010
3.75%, 9/19/24	98,000	96,296

Total United Kingdom		1,687,385

United States - 39.1%
3M Co.
2.65%, 4/15/25	50,000	48,152
Abbott Laboratories
3.75%, 11/30/26	178,000	173,603
AbbVie, Inc.
3.80%, 3/15/25	100,000	98,105
3.20%, 5/14/26	125,000	119,904
Aetna, Inc.
3.50%, 11/15/24	7,000	6,860
Air Products & Chemicals, Inc.
1.50%, 10/15/25	104,000	97,545
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	20,000	19,417
Allstate Corp.
3.28%, 12/15/26	112,000	106,235
Ally Financial, Inc.
3.88%, 5/21/24	112,000	110,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

Investments	Principal Amount	Value
Alphabet, Inc.
0.45%, 8/15/25	$92,000	$85,544
Altria Group, Inc.
2.35%, 5/6/25	133,000	127,336
Amazon.com, Inc.
0.80%, 6/3/25	50,000	47,040
American Express Co.
3.00%, 10/30/24	76,000	74,255
3.63%, 12/5/24	71,000	69,620
3.95%, 8/1/25	73,000	71,312
3.13%, 5/20/26	87,000	83,108
1.65%, 11/4/26	103,000	93,420
American Honda Finance Corp.
1.20%, 7/8/25	80,000	75,179
4.70%, 1/12/28	50,000	49,331
American Tower Corp.
3.65%, 3/15/27	131,000	123,660
Ameriprise Financial, Inc.
3.00%, 4/2/25	50,000	48,441
Amgen, Inc.
3.63%, 5/22/24	132,000	130,717
2.60%, 8/19/26	20,000	18,751
2.20%, 2/21/27	25,000	22,955
Applied Materials, Inc.
3.30%, 4/1/27	134,000	127,962
Ares Capital Corp.
4.20%, 6/10/24	132,000	130,523
3.88%, 1/15/26	8,000	7,583
Ascension Health
2.53%, 11/15/29, Series B	97,000	84,554
AT&T, Inc.
0.90%, 3/25/24	134,000	132,007
1.70%, 3/25/26	175,000	161,854
2.30%, 6/1/27	150,000	136,618
Automatic Data Processing, Inc.
3.38%, 9/15/25	84,000	81,677
AutoZone, Inc.
3.13%, 4/18/24	118,000	116,813
AvalonBay Communities, Inc.
2.95%, 5/11/26	25,000	23,694
3.30%, 6/1/29	121,000	109,486
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	50,000	46,924
Bank of America Corp.
3.95%, 4/21/25, Series L	597,000	582,188
3.88%, 8/1/25	323,000	316,149
0.98%, 9/25/25, (0.981% fixed rate until 9/25/24; Secured Overnight Financing Rate + 0.91% thereafter)(b)	50,000	47,918
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month Secured Overnight Financing Rate + 1.072% thereafter)(b)	80,000	77,532
2.02%, 2/13/26, (2.015% fixed rate until 2/13/25; 3-month Secured Overnight Financing Rate + 0.902% thereafter)(b)	771,000	734,539
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(b)	100,000	96,670
4.83%, 7/22/26, (4.827% fixed rate until 7/22/25; Secured Overnight Financing Rate + 1.75% thereafter)(b)	100,000	98,703
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	75,000	67,737
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(b)	148,000	135,000
Bank of New York Mellon Corp.
0.50%, 4/26/24	115,000	112,705
2.10%, 10/24/24	122,000	118,309
1.60%, 4/24/25	50,000	47,505
Baxter International, Inc.
1.92%, 2/1/27	25,000	22,517
Becton Dickinson & Co.
3.70%, 6/6/27	50,000	47,640
Berkshire Hathaway Energy Co.
3.50%, 2/1/25	73,000	71,416
4.05%, 4/15/25	89,000	87,459
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	85,000	71,934
Berry Global, Inc.
1.57%, 1/15/26	80,000	73,419
Biogen, Inc.
4.05%, 9/15/25	124,000	120,947
Blackstone Private Credit Fund
2.70%, 1/15/25	84,000	80,455
2.63%, 12/15/26	90,000	79,275
Blue Owl Capital Corp.
5.25%, 4/15/24	105,000	104,443
Boeing Co.
2.75%, 2/1/26	357,000	338,047
Boston Properties LP
3.65%, 2/1/26	50,000	47,344
Boston Scientific Corp.
3.45%, 3/1/24	73,000	72,532
BP Capital Markets America, Inc.
3.41%, 2/11/26	50,000	48,394
3.12%, 5/4/26	25,000	23,948
3.54%, 4/6/27	125,000	119,819
Bristol-Myers Squibb Co.
3.20%, 6/15/26	100,000	96,248
1.13%, 11/13/27	75,000	65,398
3.45%, 11/15/27	135,000	128,695
Broadcom, Inc.
3.15%, 11/15/25	17,000	16,320
3.46%, 9/15/26	60,000	57,294
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	91,000	86,704
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	50,000	47,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

Investments	Principal Amount	Value
Capital One Financial Corp.
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(b)	$300,000	$283,932
Cardinal Health, Inc.
3.41%, 6/15/27	50,000	47,281
Carrier Global Corp.
2.24%, 2/15/25	120,000	115,276
Caterpillar Financial Services Corp.
3.40%, 5/13/25	76,000	74,221
3.65%, 8/12/25	80,000	78,157
1.15%, 9/14/26	50,000	45,248
1.70%, 1/8/27	118,000	107,452
3.60%, 8/12/27	25,000	24,048
CBRE Services, Inc.
4.88%, 3/1/26	69,000	67,628
CDW LLC/CDW Finance Corp.
4.13%, 5/1/25	25,000	24,394
Celanese U.S. Holdings LLC
6.05%, 3/15/25	14,000	14,028
Centene Corp.
4.25%, 12/15/27	102,000	96,350
CenterPoint Energy, Inc.
1.45%, 6/1/26	128,000	116,699
Charles Schwab Corp.
3.00%, 3/10/25	91,000	88,069
4.20%, 3/24/25	50,000	49,165
1.15%, 5/13/26	94,000	84,839
2.45%, 3/3/27	96,000	87,369
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	75,000	73,777
4.20%, 3/15/28	116,000	109,228
Cheniere Energy, Inc.
4.63%, 10/15/28	87,000	82,858
Chubb INA Holdings, Inc.
3.35%, 5/3/26	156,000	150,523
Cigna Group
4.13%, 11/15/25	55,000	53,739
4.50%, 2/25/26	50,000	49,188
1.25%, 3/15/26	37,000	33,852
Cisco Systems, Inc.
3.50%, 6/15/25(c)	27,000	26,469
Citigroup, Inc.
4.40%, 6/10/25	393,000	385,447
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(b)	300,000	285,975
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(b)	200,000	193,558
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	78,000	75,227
3.20%, 10/21/26	75,000	70,684
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(b)	251,000	227,383
4.45%, 9/29/27	105,000	100,603
Citizens Financial Group, Inc.
3.25%, 4/30/30	135,000	112,996
CMS Energy Corp.
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(b)	90,000	78,199
Coca-Cola Co.
2.90%, 5/25/27	75,000	70,688
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	98,000	96,329
Comcast Corp.
3.38%, 8/15/25	138,000	134,012
3.95%, 10/15/25	42,000	41,142
3.15%, 3/1/26	255,000	245,514
Conagra Brands, Inc.
4.30%, 5/1/24	108,000	107,229
1.38%, 11/1/27	25,000	21,508
ConocoPhillips Co.
2.40%, 3/7/25	3,000	2,897
Conopco, Inc.
7.25%, 12/15/26, Series E	50,000	53,199
Constellation Brands, Inc.
3.70%, 12/6/26	35,000	33,651
Corebridge Financial, Inc.
3.50%, 4/4/25	115,000	111,528
Costco Wholesale Corp.
2.75%, 5/18/24	92,000	91,028
3.00%, 5/18/27	75,000	70,987
Crown Castle, Inc.
3.20%, 9/1/24	48,000	47,105
CSX Corp.
3.25%, 6/1/27	50,000	47,070
Cummins, Inc.
0.75%, 9/1/25	140,000	129,956
CVS Health Corp.
4.10%, 3/25/25	156,000	153,627
3.88%, 7/20/25	112,000	109,259
Dell International LLC/EMC Corp.
6.02%, 6/15/26	29,000	29,334
Devon Energy Corp.
5.25%, 10/15/27	15,000	14,875
Discovery Communications LLC
4.90%, 3/11/26	20,000	19,772
Dollar General Corp.
4.25%, 9/20/24	117,000	115,375
Dollar Tree, Inc.
4.00%, 5/15/25	107,000	104,259
Dominion Energy, Inc.
3.90%, 10/1/25	90,000	87,471
3.60%, 3/15/27, Series B	50,000	47,394
Dow Chemical Co.
2.10%, 11/15/30	88,000	72,619
Duke Energy Corp.
0.90%, 9/15/25	49,000	45,227
Duke Energy Florida LLC
3.20%, 1/15/27	50,000	47,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

Investments	Principal Amount	Value
DuPont de Nemours, Inc.
4.49%, 11/15/25	$30,000	$29,519
Eastman Chemical Co.
3.80%, 3/15/25	100,000	97,469
eBay, Inc.
3.45%, 8/1/24	137,000	135,016
Ecolab, Inc.
2.70%, 11/1/26	133,000	125,819
1.65%, 2/1/27	30,000	27,186
Edison International
4.70%, 8/15/25	75,000	73,399
Elevance Health, Inc.
5.35%, 10/15/25	81,000	80,959
Eli Lilly & Co.
5.50%, 3/15/27	25,000	25,810
Emerson Electric Co.
1.80%, 10/15/27	35,000	31,370
Energy Transfer LP
2.90%, 5/15/25	155,000	149,104
Entergy Arkansas LLC
3.70%, 6/1/24	65,000	64,469
Entergy Louisiana LLC
0.95%, 10/1/24	75,000	72,331
5.59%, 10/1/24	36,000	36,000
Enterprise Products Operating LLC
3.75%, 2/15/25	111,000	108,933
3.95%, 2/15/27	50,000	48,502
Equinix, Inc.
1.25%, 7/15/25	44,000	41,012
1.00%, 9/15/25	109,000	100,642
ERP Operating LP
3.38%, 6/1/25	12,000	11,630
2.85%, 11/1/26	113,000	105,870
Essex Portfolio LP
3.38%, 4/15/26	20,000	19,088
Eversource Energy
2.90%, 3/1/27	60,000	55,549
Exelon Corp.
3.40%, 4/15/26	21,000	20,139
Exxon Mobil Corp.
2.99%, 3/19/25	62,000	60,362
Federal Realty OP LP
1.25%, 2/15/26	20,000	18,231
Fidelity National Information Services, Inc.
1.15%, 3/1/26	23,000	21,005
Fifth Third Bancorp
2.38%, 1/28/25	100,000	96,160
Fiserv, Inc.
2.75%, 7/1/24	67,000	65,846
3.85%, 6/1/25	80,000	78,083
3.20%, 7/1/26	20,000	18,996
Florida Power & Light Co.
2.85%, 4/1/25	62,000	60,113
Fortinet, Inc.
1.00%, 3/15/26	97,000	87,763
Fox Corp.
3.05%, 4/7/25	100,000	96,792
Franklin Resources, Inc.
2.85%, 3/30/25	140,000	135,376
Freeport-McMoRan, Inc.
4.63%, 8/1/30	108,000	100,472
FS KKR Capital Corp.
3.40%, 1/15/26	36,000	33,548
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	113,000	112,729
General Dynamics Corp.
3.50%, 5/15/25	31,000	30,319
General Mills, Inc.
3.20%, 2/10/27	4,000	3,779
General Motors Co.
6.13%, 10/1/25	99,000	99,521
General Motors Financial Co., Inc.
3.80%, 4/7/25	108,000	105,012
1.25%, 1/8/26	125,000	113,945
Georgia Power Co.
2.20%, 9/15/24, Series A	78,000	75,777
Gilead Sciences, Inc.
3.65%, 3/1/26	130,000	125,837
Global Payments, Inc.
4.80%, 4/1/26	20,000	19,628
Goldman Sachs Group, Inc.
3.50%, 4/1/25	209,000	202,987
3.75%, 5/22/25	250,000	243,470
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(b)	680,000	618,304
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(b)	569,000	518,530
HCA, Inc.
5.00%, 3/15/24	55,000	54,842
5.25%, 4/15/25	133,000	132,024
5.38%, 9/1/26	87,000	86,614
Healthcare Realty Holdings LP
3.50%, 8/1/26	76,000	71,666
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	164,000	162,483
Home Depot, Inc.
2.70%, 4/15/25	70,000	67,850
2.88%, 4/15/27	200,000	188,166
Honeywell International, Inc.
2.50%, 11/1/26	43,000	40,578
1.10%, 3/1/27	60,000	53,690
Host Hotels & Resorts LP
4.50%, 2/1/26, Series F	15,000	14,555
HP, Inc.
2.20%, 6/17/25	142,000	135,110
Humana, Inc.
1.35%, 2/3/27	25,000	22,219
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	105,000	97,785
Huntsman International LLC
4.50%, 5/1/29	88,000	81,626
Hyatt Hotels Corp.
1.80%, 10/1/24	117,000	113,088
Illinois Tool Works, Inc.
3.50%, 3/1/24	100,000	99,495
2.65%, 11/15/26	25,000	23,671
Intel Corp.
3.70%, 7/29/25	100,000	97,759
3.75%, 8/5/27	50,000	48,188
4.88%, 2/10/28	50,000	50,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

Investments	Principal Amount	Value
Intercontinental Exchange, Inc.
3.75%, 12/1/25	$185,000	$180,188
International Business Machines Corp.
3.00%, 5/15/24	514,000	508,197
Intuit, Inc.
0.95%, 7/15/25	181,000	169,235
Invesco Finance PLC
3.75%, 1/15/26(c)	92,000	88,884
JB Hunt Transport Services, Inc.
3.88%, 3/1/26	91,000	88,366
John Deere Capital Corp.
3.45%, 3/13/25	87,000	85,264
3.40%, 6/6/25	273,000	266,434
1.75%, 3/9/27	75,000	67,936
Johnson & Johnson
2.45%, 3/1/26	89,000	84,692
JPMorgan Chase & Co.
3.88%, 9/10/24	541,000	533,155
3.13%, 1/23/25	76,000	74,073
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(b)	444,000	422,009
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(b)	50,000	47,626
Juniper Networks, Inc.
1.20%, 12/10/25	45,000	41,269
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	25,000	24,085
KeyBank NA
3.30%, 6/1/25	250,000	237,240
Kinder Morgan, Inc.
1.75%, 11/15/26	50,000	45,398
Kraft Heinz Foods Co.
3.88%, 5/15/27	35,000	33,646
Kroger Co.
3.70%, 8/1/27	35,000	33,268
L3Harris Technologies, Inc.
3.85%, 12/15/26	50,000	48,359
Laboratory Corp. of America Holdings
3.60%, 2/1/25	136,000	132,892
Lam Research Corp.
3.75%, 3/15/26	7,000	6,811
Lennox International, Inc.
1.35%, 8/1/25	56,000	52,252
Lincoln National Corp.
3.35%, 3/9/25	95,000	92,122
Lockheed Martin Corp.
3.55%, 1/15/26	25,000	24,385
Lowe’s Cos., Inc.
3.35%, 4/1/27	80,000	75,947
Marathon Petroleum Corp.
5.13%, 12/15/26	50,000	49,967
Marriott International, Inc.
5.75%, 5/1/25, Series EE	76,000	76,139
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	20,000	19,452
2.25%, 11/15/30	82,000	68,342
Martin Marietta Materials, Inc.
3.50%, 12/15/27	25,000	23,399
Mastercard, Inc.
2.00%, 3/3/25	30,000	28,894
3.30%, 3/26/27	57,000	54,442
3.35%, 3/26/30	98,000	90,641
McCormick & Co., Inc.
0.90%, 2/15/26	128,000	116,572
McDonald’s Corp.
3.50%, 7/1/27	75,000	71,420
McKesson Corp.
1.30%, 8/15/26	35,000	31,657
Merck & Co., Inc.
1.70%, 6/10/27	300,000	270,516
Meta Platforms, Inc.
3.50%, 8/15/27	50,000	47,908
Microsoft Corp.
3.40%, 9/15/26(d)	94,000	90,836
Mid-America Apartments LP
3.60%, 6/1/27	25,000	23,774
Molson Coors Beverage Co.
3.00%, 7/15/26	101,000	95,770
Mondelez International, Inc.
1.50%, 5/4/25	123,000	116,427
Morgan Stanley
3.88%, 4/29/24, Series F	92,000	91,348
3.62%, 4/17/25, (3.62% fixed rate until 4/17/24; Secured Overnight Financing Rate + 1.16% thereafter)(b)	222,000	219,920
0.79%, 5/30/25, (0.79% fixed rate until 5/30/24; Secured Overnight Financing Rate + 0.525% thereafter)(b)	99,000	96,224
4.00%, 7/23/25	284,000	277,707
0.86%, 10/21/25, Series I, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(b)	107,000	101,924
5.00%, 11/24/25	114,000	112,797
3.88%, 1/27/26	80,000	77,765
2.63%, 2/18/26, (2.63% fixed rate until 2/18/25; Secured Overnight Financing Rate + 0.94% thereafter)(b)	110,000	105,686
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	306,000	291,128
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(b)	125,000	112,317
MPLX LP
1.75%, 3/1/26	100,000	92,238
National Rural Utilities Cooperative Finance Corp.
3.05%, 4/25/27	50,000	46,725
NetApp, Inc.
1.88%, 6/22/25	80,000	75,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

Investments	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	$148,000	$133,474
NiSource, Inc.
0.95%, 8/15/25	170,000	157,311
Northern Trust Corp.
4.00%, 5/10/27	138,000	134,126
Northrop Grumman Corp.
2.93%, 1/15/25	25,000	24,305
3.25%, 1/15/28	25,000	23,386
Nucor Corp.
3.95%, 5/23/25	90,000	88,235
4.30%, 5/23/27	25,000	24,384
NVIDIA Corp.
3.20%, 9/16/26	50,000	48,096
2.85%, 4/1/30	92,000	82,649
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	98,000	95,950
5.25%, 1/15/26	25,000	24,402
Omnicom Group, Inc.
4.20%, 6/1/30	113,000	105,631
ONEOK, Inc.
4.00%, 7/13/27	15,000	14,288
Oracle Corp.
2.50%, 4/1/25	244,000	234,430
5.80%, 11/10/25	65,000	65,573
2.65%, 7/15/26	84,000	78,730
Otis Worldwide Corp.
2.06%, 4/5/25	30,000	28,690
2.29%, 4/5/27	94,000	86,296
Pacific Gas & Electric Co.
4.95%, 6/8/25	100,000	98,594
Packaging Corp. of America
3.40%, 12/15/27	95,000	88,941
Paramount Global
3.38%, 2/15/28	131,000	116,946
Parker-Hannifin Corp.
4.25%, 9/15/27	135,000	131,524
PayPal Holdings, Inc.
2.65%, 10/1/26	40,000	37,533
PECO Energy Co.
3.15%, 10/15/25	35,000	33,816
PepsiCo, Inc.
3.60%, 3/1/24	111,000	110,503
2.63%, 3/19/27	75,000	70,327
3.60%, 2/18/28	50,000	47,981
Pfizer, Inc.
3.00%, 12/15/26	380,000	360,939
Philip Morris International, Inc.
1.50%, 5/1/25	30,000	28,466
3.38%, 8/11/25	10,000	9,688
0.88%, 5/1/26	184,000	166,237
5.13%, 11/17/27	65,000	65,094
Phillips 66
1.30%, 2/15/26	25,000	22,986
Pinnacle West Capital Corp.
1.30%, 6/15/25	116,000	108,133
Pioneer Natural Resources Co.
1.13%, 1/15/26	110,000	101,119
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	30,000	29,411
PNC Financial Services Group, Inc.
3.90%, 4/29/24	100,000	99,191
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(b)	50,000	48,936
3.15%, 5/19/27	88,000	82,155
5.35%, 12/2/28, (5.354% fixed rate until 12/2/27; Secured Overnight Financing Rate + 1.62% thereafter)(b)	109,000	107,781
Potomac Electric Power Co.
3.60%, 3/15/24	96,000	95,432
PPG Industries, Inc.
1.20%, 3/15/26	25,000	22,819
Procter & Gamble Co.
1.90%, 2/1/27	84,000	77,345
Prologis LP
2.13%, 4/15/27	75,000	68,068
Prudential Financial, Inc.
1.50%, 3/10/26	75,000	69,059
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.332% thereafter)(b)	65,000	62,964
Public Service Electric & Gas Co.
0.95%, 3/15/26	267,000	244,460
Public Storage Operating Co.
1.50%, 11/9/26	133,000	120,760
PVH Corp.
4.63%, 7/10/25	88,000	85,852
Qorvo, Inc.
4.38%, 10/15/29	100,000	90,845
QUALCOMM, Inc.
2.90%, 5/20/24	133,000	131,449
3.45%, 5/20/25	29,000	28,324
Quanta Services, Inc.
0.95%, 10/1/24	100,000	95,859
Radian Group, Inc.
4.88%, 3/15/27	110,000	104,250
Ralph Lauren Corp.
3.75%, 9/15/25	109,000	106,023
Realty Income Corp.
3.00%, 1/15/27	191,000	178,270
Regions Financial Corp.
2.25%, 5/18/25	105,000	98,957
Republic Services, Inc.
3.38%, 11/15/27	25,000	23,625
RTX Corp.
3.50%, 3/15/27	159,000	150,767
Ryder System, Inc.
1.75%, 9/1/26	80,000	72,551
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	11,000	10,992
Salesforce, Inc.
3.70%, 4/11/28	100,000	96,117
Santander Holdings USA, Inc.
3.45%, 6/2/25	244,000	234,416
Sherwin-Williams Co.
4.25%, 8/8/25	100,000	98,138
3.45%, 6/1/27	25,000	23,707
Simon Property Group LP
3.50%, 9/1/25	72,000	69,545
3.30%, 1/15/26	79,000	75,691
3.38%, 6/15/27	100,000	93,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

Investments	Principal Amount	Value
Skyworks Solutions, Inc.
1.80%, 6/1/26	$78,000	$71,666
Southern California Edison Co.
3.70%, 8/1/25, Series E	127,000	123,160
Southern California Gas Co.
2.95%, 4/15/27	133,000	123,806
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	139,000	132,397
Southwest Airlines Co.
5.25%, 5/4/25	125,000	124,299
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	80,000	73,655
Stanley Black & Decker, Inc.
3.40%, 3/1/26	25,000	23,901
Starbucks Corp.
3.80%, 8/15/25	8,000	7,804
2.55%, 11/15/30	130,000	111,229
State Street Corp.
3.55%, 8/18/25	168,000	163,474
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(b)	211,000	204,387
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(b)	50,000	47,677
Stifel Financial Corp.
4.25%, 7/18/24	95,000	93,888
Stryker Corp.
3.50%, 3/15/26	136,000	131,066
Synchrony Financial
3.70%, 8/4/26	119,000	110,098
T-Mobile USA, Inc.
2.25%, 2/15/26	50,000	46,783
3.75%, 4/15/27	119,000	113,545
Target Corp.
1.95%, 1/15/27	280,000	257,617
Teledyne Technologies, Inc.
0.95%, 4/1/24	98,000	96,366
Texas Instruments, Inc.
2.90%, 11/3/27	35,000	32,757
Textron, Inc.
3.38%, 3/1/28	110,000	101,434
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27	25,000	25,107
Toyota Motor Credit Corp.
0.80%, 10/16/25	250,000	231,425
3.05%, 3/22/27	150,000	141,456
Trane Technologies Financing Ltd.
3.50%, 3/21/26	89,000	85,854
Trimble, Inc.
4.75%, 12/1/24	92,000	90,883
Truist Bank
1.50%, 3/10/25	250,000	236,400
Truist Financial Corp.
3.70%, 6/5/25	73,000	70,944
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(b)	73,000	72,730
TWDC Enterprises 18 Corp.
3.15%, 9/17/25	250,000	241,980
Tyco Electronics Group SA
3.70%, 2/15/26	116,000	112,445
U.S. Bancorp
1.45%, 5/12/25	100,000	94,333
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(b)	75,000	74,751
Union Pacific Corp.
2.15%, 2/5/27	100,000	91,882
United Airlines Pass-Through Trust
5.88%, 4/15/29, Series 2020-1, Class A	48,524	48,331
United Parcel Service, Inc.
3.05%, 11/15/27	50,000	47,037
UnitedHealth Group, Inc.
1.15%, 5/15/26	50,000	45,839
3.45%, 1/15/27	180,000	172,562
2.95%, 10/15/27	50,000	46,668
UPMC
3.60%, 4/3/25, Series D-1	50,000	48,680
Ventas Realty LP
4.13%, 1/15/26	25,000	24,168
Verizon Communications, Inc.
0.85%, 11/20/25	104,000	95,633
1.45%, 3/20/26	75,000	68,956
4.13%, 3/16/27	70,000	67,944
Viatris, Inc.
1.65%, 6/22/25	10,000	9,383
VMware, Inc.
1.40%, 8/15/26	77,000	69,513
4.65%, 5/15/27	77,000	75,343
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	122,000	115,318
Walt Disney Co.
3.70%, 10/15/25	209,000	204,063
WEC Energy Group, Inc.
4.75%, 1/9/26	7,000	6,905
Wells Fargo & Co.
3.00%, 2/19/25	400,000	388,204
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month Secured Overnight Financing Rate + 1.087% thereafter)(b)	416,000	402,584
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month Secured Overnight Financing Rate + 1.012% thereafter)(b)	322,000	307,703
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(b)	144,000	136,953
Welltower OP LLC
3.63%, 3/15/24	50,000	49,669
Westlake Corp.
0.88%, 8/15/24	90,000	86,989
Williams Cos., Inc.
3.90%, 1/15/25	119,000	116,608
3.75%, 6/15/27	75,000	71,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

Investments	Principal Amount	Value
Willis North America, Inc.
4.65%, 6/15/27	$89,000	$86,705
Zoetis, Inc.
4.50%, 11/13/25	22,000	21,622

Total United States		38,375,194
TOTAL CORPORATE BONDS (Cost: $46,583,168)		45,409,748

FOREIGN GOVERNMENT AGENCIES - 0.7%

Canada - 0.1%
Province of Quebec
1.50%, 2/11/25, Series QX	76,000	72,768

Germany - 0.1%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	94,000	85,297

Japan - 0.5%
Japan Bank for International Cooperation
1.75%, 10/17/24	200,000	193,716
2.13%, 2/10/25	140,000	134,908
0.63%, 7/15/25	168,000	156,257

Total Japan		484,881
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $658,231)		642,946

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%

Chile - 0.1%
Chile Government International Bonds
3.13%, 3/27/25	110,000	106,768

Mexico - 0.1%
Mexico Government International Bonds
11.50%, 5/15/26	86,000	100,016

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $212,359)		206,784

SUPRANATIONAL BOND - 0.1%
European Bank for Reconstruction & Development
0.50%, 11/25/25 (Cost: $85,404)	93,000	85,527

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%

United States - 5.6%
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	200,000	181,412
2.58%, 4/15/54, Series 2021-B25, Class A5	1,900,000	1,471,565
COMM Mortgage Trust
3.42%, 8/10/47, Series 2014-UBS4, Class A4	189,619	186,959
DBJPM Mortgage Trust
1.88%, 8/15/53, Series 2020-C9, Class A3	1,200,000	1,001,670
JPMBB Commercial Mortgage Securities Trust
3.18%, 2/15/48, Series 2015-C27, Class A4	1,140,000	1,090,030
Morgan Stanley Bank of America Merrill Lynch Trust
2.74%, 4/15/48, Series 2015-C22, Class A2	244,309	239,212
Morgan Stanley Capital I
4.46%, 12/15/50, Series 2017-HR2, Class C^(b)	160,000	135,469
Wells Fargo Commercial Mortgage Trust
2.60%, 6/15/49, Series 2016-C34, Class A2	14,599	13,998
2.63%, 4/15/54, Series 2021-C59, Class A5	108,000	86,846
4.44%, 9/15/61, Series 2018-C47, Class A4	1,000,000	945,020
WMRK Commercial Mortgage Trust
8.11%, 11/15/27, Series 2022-WMRK, Class A^(b)(d)	100,000	100,090

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $6,105,065)		5,452,271

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $107,587,135)		104,681,241
Other Assets less Liabilities - (6.6)%		(6,461,366)

NET ASSETS - 100.0%		$98,219,875

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)	Rate shown reflects the accrual rate as of November 30, 2023 on securities with variable or step rates.
(c)

Security, or portion thereof, was on loan at November 30, 2023. At November 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $510,130 and the total market value of the collateral held by the Fund was $524,904, which was entirely composed of non-cash U.S. Government securities.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Agencies	$—	$11,397,189	$—	$11,397,189
U.S. Government Obligations	—	41,486,776	—	41,486,776
Corporate Bonds	—	45,409,748	—	45,409,748
Foreign Government Agencies	—	642,946	—	642,946
Foreign Government Obligations	—	206,784	—	206,784
Supranational Bond	—	85,527	—	85,527
Commercial Mortgage-Backed Securities	—	5,452,271	—	5,452,271

Total Investments in Securities	$—	$104,681,241	$—	$104,681,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

November 30, 2023

Investments	Shares	Value

COMMON STOCKS - 68.0%

United States - 68.0%

Capital Markets - 20.5%
Ares Capital Corp.	19,794	$392,317
Blackstone Secured Lending Fund	13,558	384,641
Blue Owl Capital Corp.(a)	27,646	405,290
FS KKR Capital Corp.	19,179	378,977
Golub Capital BDC, Inc.(a)	26,626	396,195
Main Street Capital Corp.	9,282	383,625
Prospect Capital Corp.(a)	61,514	343,863

Total Capital Markets		2,684,908

Mortgage Real Estate Investment Trusts (REITs) - 47.5%
AGNC Investment Corp.	37,622	331,826
Angel Oak Mortgage REIT, Inc.	42,046	435,176
Annaly Capital Management, Inc.	18,520	334,657
Apollo Commercial Real Estate Finance, Inc.	35,232	379,801
Arbor Realty Trust, Inc.	24,281	303,027
Blackstone Mortgage Trust, Inc., Class A(a)	16,485	365,637
Chimera Investment Corp.	62,724	326,792
Claros Mortgage Trust, Inc.	33,416	408,009
Ellington Financial, Inc.(a)	28,639	372,307
Ladder Capital Corp.	35,362	396,408
MFA Financial, Inc.	35,264	380,851
New York Mortgage Trust, Inc.	39,898	350,704
Ready Capital Corp.	34,910	356,780
Redwood Trust, Inc.	49,243	350,118
Rithm Capital Corp.	38,147	395,966
Starwood Property Trust, Inc.(a)	18,307	363,760
Two Harbors Investment Corp.	27,330	378,794

Total Mortgage Real Estate Investment Trusts (REITs)		6,230,613

TOTAL COMMON STOCKS (Cost: $9,418,722)		8,915,521

CLOSED-END MUTUAL FUNDS - 31.4%

United States - 31.4%
BlackRock Corporate High Yield Fund, Inc.	42,655	372,378
BlackRock Limited Duration Income Trust	29,252	385,541
Eagle Point Credit Co., Inc.	37,511	353,354
Eaton Vance Limited Duration Income Fund	41,770	385,955
Guggenheim Strategic Opportunities Fund	24,558	327,358
Invesco Senior Income Trust	98,359	393,436
Nuveen Credit Strategies Income Fund	75,170	378,105
Nuveen Floating Rate Income Fund	47,005	375,570
Oxford Lane Capital Corp.	77,296	377,204
PIMCO Corporate & Income Opportunity Fund	27,746	382,895
PIMCO Dynamic Income Fund	21,740	386,972

TOTAL CLOSED-END MUTUAL FUNDS (Cost: $4,582,516)		4,118,768

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.0%

United States - 11.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(b) (Cost: $1,445,006)	1,445,006	$1,445,006

TOTAL INVESTMENTS IN SECURITIES - 110.4% (Cost: $15,446,244)		14,479,295
Other Assets less Liabilities - (10.4)%		(1,361,133)

NET ASSETS - 100.0%		$13,118,162

(a)

Security, or portion thereof, was on loan at November 30, 2023. At November 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,783,890 and the total market value of the collateral held by the Fund was $1,832,778. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $387,772.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Alternative Income Fund (HYIN)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,915,521	$—	$—	$8,915,521
Closed-End Mutual Funds	4,118,768	—	—	4,118,768
Investment of Cash Collateral for Securities Loaned	—	1,445,006	—	1,445,006

Total Investments in Securities	$13,034,289	$1,445,006	$—	$14,479,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2023

Investments	Shares	Value
COMMON STOCKS - 87.9%

Brazil - 0.2%

Banks - 0.1%
NU Holdings Ltd., Class A*	938	$7,636

Broadline Retail - 0.1%
MercadoLibre, Inc.*	9	14,584

Total Brazil		22,220

China - 0.1%

Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings, Inc.	109	4,707

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	66	13,469

Total China		18,176

Ireland - 0.0%

Trading Companies & Distributors - 0.0%
AerCap Holdings NV*	43	2,933

Israel - 0.0%

Software - 0.0%
Check Point Software Technologies Ltd.*	20	2,920

South Korea - 0.1%

Broadline Retail - 0.1%
Coupang, Inc.*	469	7,166

United Kingdom - 0.0%

Beverages - 0.0%
Coca-Cola Europacific Partners PLC	45	2,729

United States - 87.5%

Aerospace & Defense - 1.4%
Axon Enterprise, Inc.*	15	3,448
Boeing Co.*	168	38,914
General Dynamics Corp.	79	19,511
Howmet Aerospace, Inc.	93	4,892
L3Harris Technologies, Inc.	46	8,777
Lockheed Martin Corp.	78	34,926
Northrop Grumman Corp.	41	19,482
RTX Corp.	430	35,036
Textron, Inc.	60	4,600
TransDigm Group, Inc.	13	12,517

Total Aerospace & Defense		182,103

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	48	5,776
FedEx Corp.	66	17,083
United Parcel Service, Inc., Class B	128	19,406

Total Air Freight & Logistics		42,265

Automobile Components - 0.1%
Aptiv PLC*	114	9,444

Automobiles - 1.8%
Ford Motor Co.	975	10,003
General Motors Co.	397	12,545
Rivian Automotive, Inc., Class A*	317	5,313
Tesla, Inc.*	844	202,628

Total Automobiles		230,489

Banks - 2.7%
Bank of America Corp.	1,666	50,796
Citigroup, Inc.	587	27,061
Citizens Financial Group, Inc.	351	9,572
Fifth Third Bancorp	316	9,148
First Citizens BancShares, Inc., Class A	4	5,872
Huntington Bancshares, Inc.	515	5,799
JPMorgan Chase & Co.	880	137,350
M&T Bank Corp.	36	4,614
PNC Financial Services Group, Inc.	148	19,826
Regions Financial Corp.	266	4,437
Truist Financial Corp.	239	7,681
U.S. Bancorp	346	13,190
Wells Fargo & Co.	1,125	50,164

Total Banks		345,510

Beverages - 1.4%
Brown-Forman Corp., Class B	102	5,992
Coca-Cola Co.	1,223	71,472
Constellation Brands, Inc., Class A	58	13,948
Keurig Dr. Pepper, Inc.	316	9,976
Molson Coors Beverage Co., Class B	71	4,369
Monster Beverage Corp.*	209	11,526
PepsiCo, Inc.	371	62,436

Total Beverages		179,719

Biotechnology - 1.7%
AbbVie, Inc.	511	72,761
Alnylam Pharmaceuticals, Inc.*	24	4,038
Amgen, Inc.	155	41,794
Biogen, Inc.*	37	8,661
BioMarin Pharmaceutical, Inc.*	54	4,918
Exact Sciences Corp.*	47	3,008
Gilead Sciences, Inc.	340	26,044
Incyte Corp.*	50	2,717
Moderna, Inc.*	30	2,331
Regeneron Pharmaceuticals, Inc.*	27	22,243
Sarepta Therapeutics, Inc.*	17	1,382
Seagen, Inc.*	52	11,087
Vertex Pharmaceuticals, Inc.*	65	23,063

Total Biotechnology		224,047

Broadline Retail - 3.2%
Amazon.com, Inc.*	2,790	407,591
eBay, Inc.	126	5,167

Total Broadline Retail		412,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2023

Investments	Shares	Value
Building Products - 0.4%
Builders FirstSource, Inc.*	26	$3,487
Carlisle Cos., Inc.	17	4,767
Carrier Global Corp.	159	8,262
Johnson Controls International PLC	207	10,929
Lennox International, Inc.	6	2,440
Masco Corp.	84	5,086
Owens Corning	17	2,305
Trane Technologies PLC	56	12,623

Total Building Products		49,899

Capital Markets - 2.8%
Ameriprise Financial, Inc.	26	9,191
Ares Management Corp., Class A	33	3,704
Bank of New York Mellon Corp.	241	11,645
BlackRock, Inc.	44	33,054
Blackstone, Inc.	249	27,980
Charles Schwab Corp.	331	20,297
CME Group, Inc.	111	24,238
Coinbase Global, Inc., Class A*	68	8,481
FactSet Research Systems, Inc.	13	5,895
Goldman Sachs Group, Inc.	102	34,837
Intercontinental Exchange, Inc.	181	20,605
KKR & Co., Inc.	244	18,505
LPL Financial Holdings, Inc.	28	6,224
Moody’s Corp.	50	18,248
Morgan Stanley	379	30,070
MSCI, Inc.	25	13,021
Nasdaq, Inc.	112	6,254
Northern Trust Corp.	38	3,012
Raymond James Financial, Inc.	76	7,992
S&P Global, Inc.	99	41,167
State Street Corp.	112	8,156
T Rowe Price Group, Inc.	54	5,407

Total Capital Markets		357,983

Chemicals - 1.4%
Air Products & Chemicals, Inc.	65	17,586
Albemarle Corp.	17	2,062
Celanese Corp.	37	5,131
CF Industries Holdings, Inc.	55	4,133
Corteva, Inc.	231	10,441
Dow, Inc.	187	9,677
DuPont de Nemours, Inc.	152	10,874
Ecolab, Inc.	80	15,338
International Flavors & Fragrances, Inc.	87	6,558
Linde PLC	149	61,652
LyondellBasell Industries NV, Class A	89	8,464
PPG Industries, Inc.	75	10,649
Sherwin-Williams Co.	75	20,910

Total Chemicals		183,475

Commercial Services & Supplies - 0.6%
Cintas Corp.	27	14,938
Copart, Inc.*	230	11,550
Republic Services, Inc.	69	11,167
Rollins, Inc.	128	5,215
Waste Connections, Inc.	85	11,517
Waste Management, Inc.	109	18,638

Total Commercial Services & Supplies		73,025

Communications Equipment - 0.7%
Arista Networks, Inc.*	73	16,039
Cisco Systems, Inc.	1,177	56,943
Motorola Solutions, Inc.	46	14,852

Total Communications Equipment		87,834

Construction & Engineering - 0.1%
Quanta Services, Inc.	32	6,026

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	15	6,969
Vulcan Materials Co.	34	7,261

Total Construction Materials		14,230

Consumer Finance - 0.4%
American Express Co.	192	32,788
Capital One Financial Corp.	126	14,069
Discover Financial Services	90	8,370

Total Consumer Finance		55,227

Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos., Inc., Class A	190	4,136
Costco Wholesale Corp.	135	80,020
Dollar General Corp.	14	1,836
Dollar Tree, Inc.*	79	9,763
Kroger Co.	184	8,146
Sysco Corp.	152	10,970
Target Corp.	58	7,761
Walgreens Boots Alliance, Inc.	32	638
Walmart, Inc.	443	68,971

Total Consumer Staples Distribution & Retail		192,241

Containers & Packaging - 0.2%
Amcor PLC	468	4,437
Avery Dennison Corp.	27	5,252
Ball Corp.	73	4,036
International Paper Co.	126	4,654
Packaging Corp. of America	28	4,704

Total Containers & Packaging		23,083

Distributors - 0.1%
Genuine Parts Co.	39	5,178
LKQ Corp.	102	4,542
Pool Corp.	12	4,168

Total Distributors		13,888

Diversified REITs - 0.0%
WP Carey, Inc.	29	1,805

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	2,080	34,466
Verizon Communications, Inc.	1,201	46,034

Total Diversified Telecommunication Services		80,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2023

Investments	Shares	Value
Electric Utilities - 1.3%
Alliant Energy Corp.	89	$4,501
American Electric Power Co., Inc.	110	8,750
Constellation Energy Corp.	78	9,441
Duke Energy Corp.	245	22,609
Edison International	117	7,838
Entergy Corp.	53	5,375
Evergy, Inc.	86	4,389
Eversource Energy	22	1,307
Exelon Corp.	218	8,395
FirstEnergy Corp.	172	6,354
NextEra Energy, Inc.	531	31,069
PG&E Corp.*	792	13,599
PPL Corp.	252	6,582
Southern Co.	325	23,068
Xcel Energy, Inc.	186	11,316

Total Electric Utilities		164,593

Electrical Equipment - 0.5%
AMETEK, Inc.	62	9,624
Eaton Corp. PLC	115	26,185
Emerson Electric Co.	179	15,913
Hubbell, Inc.	10	3,000
Rockwell Automation, Inc.	30	8,263
Vertiv Holdings Co., Class A*	76	3,318

Total Electrical Equipment		66,303

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	160	14,558
CDW Corp.	34	7,170
Corning, Inc.	338	9,630
Jabil, Inc.	22	2,537
Keysight Technologies, Inc.*	61	8,289
TE Connectivity Ltd.	93	12,183
Teledyne Technologies, Inc.*	14	5,642
Trimble, Inc.*	91	4,222
Zebra Technologies Corp., Class A*	13	3,081

Total Electronic Equipment, Instruments & Components		67,312

Energy Equipment & Services - 0.3%
Baker Hughes Co.	262	8,842
Halliburton Co.	247	9,146
Schlumberger NV	414	21,545

Total Energy Equipment & Services		39,533

Entertainment - 1.2%
Electronic Arts, Inc.	78	10,765
Liberty Media Corp.-Liberty Formula One, Class C*	72	4,583
Live Nation Entertainment, Inc.*	57	4,801
Netflix, Inc.*	128	60,668
ROBLOX Corp., Class A*	189	7,430
Spotify Technology SA*	41	7,589
Take-Two Interactive Software, Inc.*	52	8,226
Walt Disney Co.*	478	44,306
Warner Bros Discovery, Inc.*	686	7,169

Total Entertainment		155,537

Financial Services - 3.7%
Apollo Global Management, Inc.	124	11,408
Berkshire Hathaway, Inc., Class B*	502	180,720
Block, Inc.*	64	4,060
Fidelity National Information Services, Inc.	124	7,271
Fiserv, Inc.*	176	22,988
FleetCor Technologies, Inc.*	20	4,810
Global Payments, Inc.	87	10,130
Mastercard, Inc., Class A	252	104,285
PayPal Holdings, Inc.*	225	12,962
Visa, Inc., Class A	487	125,003

Total Financial Services		483,637

Food Products - 0.7%
Archer-Daniels-Midland Co.	175	12,903
Bunge Global SA	47	5,164
Conagra Brands, Inc.	85	2,405
General Mills, Inc.	171	10,886
Hershey Co.	20	3,758
Hormel Foods Corp.	90	2,753
JM Smucker Co.	18	1,975
Kellanova	64	3,363
Kraft Heinz Co.	252	8,848
Lamb Weston Holdings, Inc.	45	4,501
McCormick & Co., Inc., Non-Voting Shares	50	3,241
Mondelez International, Inc., Class A	398	28,282
Tyson Foods, Inc., Class A	89	4,169

Total Food Products		92,248

Gas Utilities - 0.0%
Atmos Energy Corp.	48	5,463

Ground Transportation - 1.0%
CSX Corp.	740	23,902
JB Hunt Transport Services, Inc.	27	5,002
Norfolk Southern Corp.	70	15,271
Old Dominion Freight Line, Inc.	25	9,727
Uber Technologies, Inc.*	589	33,208
Union Pacific Corp.	187	42,125

Total Ground Transportation		129,235

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	487	50,789
Align Technology, Inc.*	3	641
Baxter International, Inc.	104	3,752
Becton Dickinson & Co.	91	21,492
Boston Scientific Corp.*	396	22,133
Cooper Cos., Inc.	15	5,054
Dexcom, Inc.*	137	15,826
Edwards Lifesciences Corp.*	102	6,907
GE Healthcare, Inc.	54	3,697
Hologic, Inc.*	70	4,991
IDEXX Laboratories, Inc.*	24	11,180
Intuitive Surgical, Inc.*	94	29,219
Medtronic PLC	303	24,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2023

Investments	Shares	Value
ResMed, Inc.	6	$946
STERIS PLC	31	6,229
Stryker Corp.	111	32,893
Zimmer Biomet Holdings, Inc.	94	10,933

Total Health Care Equipment & Supplies		250,701

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	82	8,781
Cencora, Inc.	44	8,948
Centene Corp.*	143	10,536
Cigna Group	93	24,448
CVS Health Corp.	407	27,656
Elevance Health, Inc.	71	34,044
HCA Healthcare, Inc.	61	15,279
Humana, Inc.	33	16,000
Laboratory Corp. of America Holdings	30	6,507
McKesson Corp.	40	18,822
Molina Healthcare, Inc.*	17	6,215
Quest Diagnostics, Inc.	40	5,489
UnitedHealth Group, Inc.	280	154,832

Total Health Care Providers & Services		337,557

Health Care REITs - 0.2%
Ventas, Inc.	132	6,051
Welltower, Inc.	158	14,078

Total Health Care REITs		20,129

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	52	9,064

Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	265	4,630

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	137	17,309
Booking Holdings, Inc.*	10	31,257
Carnival Corp.*	384	5,783
Chipotle Mexican Grill, Inc.*	8	17,618
Darden Restaurants, Inc.	35	5,476
Domino’s Pizza, Inc.	9	3,536
DoorDash, Inc., Class A*	110	10,338
DraftKings, Inc., Class A*	123	4,704
Expedia Group, Inc.*	41	5,583
Hilton Worldwide Holdings, Inc.	83	13,904
Las Vegas Sands Corp.	122	5,627
Marriott International, Inc., Class A	73	14,797
McDonald’s Corp.	215	60,596
Royal Caribbean Cruises Ltd.*	54	5,803
Starbucks Corp.	351	34,854
Yum! Brands, Inc.	71	8,914

Total Hotels, Restaurants & Leisure		246,099

Household Durables - 0.3%
DR Horton, Inc.	71	9,064
Garmin Ltd.	53	6,479
Lennar Corp., Class A	76	9,722
NVR, Inc.*	1	6,155
PulteGroup, Inc.	47	4,156

Total Household Durables		35,576

Household Products - 1.2%
Church & Dwight Co., Inc.	64	6,184
Clorox Co.	20	2,867
Colgate-Palmolive Co.	257	20,244
Kimberly-Clark Corp.	94	11,631
Procter & Gamble Co.	715	109,767

Total Household Products		150,693

Independent Power & Renewable Electricity Producers - 0.0%
Vistra Corp.	101	3,576

Industrial Conglomerates - 0.7%
3M Co.	113	11,195
General Electric Co.	272	33,129
Honeywell International, Inc.	204	39,968

Total Industrial Conglomerates		84,292

Industrial REITs - 0.2%
Prologis, Inc.	243	27,928

Insurance - 1.8%
Aflac, Inc.	148	12,241
Allstate Corp.	50	6,893
American International Group, Inc.	222	14,610
Aon PLC, Class A	58	19,052
Arch Capital Group Ltd.*	97	8,118
Arthur J Gallagher & Co.	56	13,944
Brown & Brown, Inc.	59	4,410
Chubb Ltd.	119	27,302
Cincinnati Financial Corp.	28	2,878
Everest Group Ltd.	10	4,105
Hartford Financial Services Group, Inc.	93	7,269
Loews Corp.	64	4,499
Markel Group, Inc.*	3	4,317
Marsh & McLennan Cos., Inc.	135	26,922
MetLife, Inc.	207	13,171
Principal Financial Group, Inc.	78	5,759
Progressive Corp.	170	27,885
Prudential Financial, Inc.	114	11,147
Travelers Cos., Inc.	67	12,102
Willis Towers Watson PLC	26	6,404
WR Berkley Corp.	77	5,586

Total Insurance		238,614

Interactive Media & Services - 5.0%
Alphabet, Inc., Class A*	1,773	234,976
Alphabet, Inc., Class C*	1,547	207,174
Match Group, Inc.*	176	5,699
Meta Platforms, Inc., Class A*	607	198,580
Pinterest, Inc., Class A*	205	6,984

Total Interactive Media & Services		653,413

IT Services - 1.4%
Accenture PLC, Class A	204	67,961
Akamai Technologies, Inc.*	39	4,506
Cloudflare, Inc., Class A*	87	6,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2023

Investments	Shares	Value
Cognizant Technology Solutions Corp., Class A	159	$11,190
EPAM Systems, Inc.*	16	4,131
Gartner, Inc.*	19	8,262
International Business Machines Corp.	263	41,701
MongoDB, Inc.*	21	8,731
Okta, Inc.*	57	3,822
Snowflake, Inc., Class A*	118	22,146
VeriSign, Inc.*	31	6,578

Total IT Services		185,740

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	72	9,202
Avantor, Inc.*	205	4,342
Danaher Corp.	206	46,002
Illumina, Inc.*	2	204
IQVIA Holdings, Inc.*	52	11,133
Mettler-Toledo International, Inc.*	6	6,552
Revvity, Inc.	32	2,845
Thermo Fisher Scientific, Inc.	104	51,559
Waters Corp.*	35	9,821
West Pharmaceutical Services, Inc.	19	6,664

Total Life Sciences Tools & Services		148,324

Machinery - 1.5%
Caterpillar, Inc.	140	35,101
Cummins, Inc.	45	10,087
Deere & Co.	83	30,246
Dover Corp.	46	6,493
Fortive Corp.	108	7,450
Graco, Inc.	61	4,928
IDEX Corp.	28	5,647
Illinois Tool Works, Inc.	79	19,135
Ingersoll Rand, Inc.	84	6,000
Nordson Corp.	19	4,471
Otis Worldwide Corp.	137	11,753
PACCAR, Inc.	136	12,488
Parker-Hannifin Corp.	36	15,594
Snap-on, Inc.	19	5,219
Stanley Black & Decker, Inc.	54	4,909
Westinghouse Air Brake Technologies Corp.	61	7,110
Xylem, Inc.	81	8,516

Total Machinery		195,147

Media - 0.6%
Charter Communications, Inc., Class A*	33	13,204
Comcast Corp., Class A	1,260	52,781
Omnicom Group, Inc.	63	5,080
Trade Desk, Inc., Class A*	127	8,949

Total Media		80,014

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	435	16,234
Newmont Corp.	355	14,268
Nucor Corp.	69	11,728
Reliance Steel & Aluminum Co.	12	3,303
Steel Dynamics, Inc.	57	6,790

Total Metals & Mining		52,323

Multi-Utilities - 0.5%
Ameren Corp.	70	5,431
CenterPoint Energy, Inc.	198	5,597
CMS Energy Corp.	97	5,506
Consolidated Edison, Inc.	108	9,732
Dominion Energy, Inc.	122	5,532
DTE Energy Co.	94	9,786
Public Service Enterprise Group, Inc.	147	9,177
Sempra	173	12,607
WEC Energy Group, Inc.	84	7,024

Total Multi-Utilities		70,392

Office REITs - 0.0%
Alexandria Real Estate Equities, Inc.	30	3,282

Oil, Gas & Consumable Fuels - 3.3%
APA Corp.	94	3,384
Cheniere Energy, Inc.	62	11,293
Chevron Corp.	480	68,928
ConocoPhillips	354	40,912
Coterra Energy, Inc.	206	5,408
Devon Energy Corp.	132	5,936
Diamondback Energy, Inc.	57	8,801
EOG Resources, Inc.	172	21,168
EQT Corp.	139	5,554
Exxon Mobil Corp.	1,197	122,980
Hess Corp.	70	9,839
Kinder Morgan, Inc.	654	11,491
Marathon Oil Corp.	212	5,391
Marathon Petroleum Corp.	106	15,814
Occidental Petroleum Corp.	208	12,303
ONEOK, Inc.	183	12,600
Phillips 66	133	17,142
Pioneer Natural Resources Co.	58	13,435
Targa Resources Corp.	51	4,613
Texas Pacific Land Corp.	3	5,016
Valero Energy Corp.	107	13,414
Williams Cos., Inc.	375	13,796

Total Oil, Gas & Consumable Fuels		429,218

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	203	7,497
Southwest Airlines Co.	74	1,892
United Airlines Holdings, Inc.*	80	3,152

Total Passenger Airlines		12,541

Personal Care Products - 0.0%
Estee Lauder Cos., Inc., Class A	10	1,277

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	319	15,752
Eli Lilly & Co.	236	139,485
Johnson & Johnson	771	119,243
Merck & Co., Inc.	734	75,220
Pfizer, Inc.	1,018	31,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2023

Investments	Shares	Value
Royalty Pharma PLC, Class A	325	$8,798
Viatris, Inc.	470	4,315
Zoetis, Inc.	144	25,441

Total Pharmaceuticals		419,272

Professional Services - 0.7%
Automatic Data Processing, Inc.	120	27,590
Booz Allen Hamilton Holding Corp.	25	3,128
Broadridge Financial Solutions, Inc.	37	7,171
Equifax, Inc.	33	7,184
Jacobs Solutions, Inc.	36	4,579
Leidos Holdings, Inc.	51	5,473
Paychex, Inc.	100	12,197
Paycom Software, Inc.	28	5,087
SS&C Technologies Holdings, Inc.	73	4,107
TransUnion	69	4,052
Verisk Analytics, Inc.	36	8,692

Total Professional Services		89,260

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	102	8,054
CoStar Group, Inc.*	124	10,297

Total Real Estate Management & Development		18,351

Residential REITs - 0.2%
AvalonBay Communities, Inc.	46	7,955
Equity Residential	104	5,911
Essex Property Trust, Inc.	23	4,910
Invitation Homes, Inc.	194	6,472
Mid-America Apartment Communities, Inc.	28	3,485
Sun Communities, Inc.	23	2,975

Total Residential REITs		31,708

Retail REITs - 0.2%
Realty Income Corp.	140	7,554
Simon Property Group, Inc.	101	12,614

Total Retail REITs		20,168

Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc.*	495	59,974
Analog Devices, Inc.	148	27,140
Applied Materials, Inc.	242	36,247
Broadcom, Inc.	124	114,967
Enphase Energy, Inc.*	6	606
Entegris, Inc.	49	5,116
First Solar, Inc.*	24	3,787
Intel Corp.	1,185	52,970
KLA Corp.	38	20,696
Lam Research Corp.	39	27,921
Marvell Technology, Inc.	243	13,542
Microchip Technology, Inc.	167	13,934
Micron Technology, Inc.	329	25,043
Monolithic Power Systems, Inc.	15	8,231
NVIDIA Corp.	685	320,375
ON Semiconductor Corp.*	116	8,274
QUALCOMM, Inc.	327	42,199
Skyworks Solutions, Inc.	56	5,428
Teradyne, Inc.	51	4,704
Texas Instruments, Inc.	275	41,995

Total Semiconductors & Semiconductor Equipment		833,149

Software - 10.5%
Adobe, Inc.*	124	75,765
ANSYS, Inc.*	27	7,921
Atlassian Corp., Class A*	45	8,593
Autodesk, Inc.*	84	18,348
Bentley Systems, Inc., Class B	49	2,551
Cadence Design Systems, Inc.*	73	19,949
Crowdstrike Holdings, Inc., Class A*	76	18,011
Datadog, Inc., Class A*	102	11,890
Fair Isaac Corp.*	6	6,526
Fortinet, Inc.*	235	12,351
HubSpot, Inc.*	10	4,939
Intuit, Inc.	84	48,003
Microsoft Corp.	2,200	833,602
Oracle Corp.	386	44,857
Palantir Technologies, Inc., Class A*	579	11,609
Palo Alto Networks, Inc.*	94	27,738
PTC, Inc.*	26	4,091
Roper Technologies, Inc.	26	13,994
Salesforce, Inc.*	313	78,845
ServiceNow, Inc.*	63	43,202
Splunk, Inc.*	48	7,274
Synopsys, Inc.*	43	23,359
Tyler Technologies, Inc.*	15	6,133
Workday, Inc., Class A*	65	17,597
Zoom Video Communications, Inc., Class A*	186	12,616
Zscaler, Inc.*	37	7,309

Total Software		1,367,073

Specialized REITs - 1.0%
American Tower Corp.	147	30,691
Crown Castle, Inc.	191	22,401
Digital Realty Trust, Inc.	94	13,045
Equinix, Inc.	27	22,005
Extra Space Storage, Inc.	32	4,165
Gaming & Leisure Properties, Inc.	98	4,580
Iron Mountain, Inc.	95	6,094
Public Storage	39	10,092
SBA Communications Corp.	20	4,939
VICI Properties, Inc.	305	9,116
Weyerhaeuser Co.	211	6,615

Total Specialized REITs		133,743

Specialty Retail - 1.8%
AutoZone, Inc.*	4	10,440
Best Buy Co., Inc.	79	5,604
CarMax, Inc.*	60	3,836
Home Depot, Inc.	316	99,063
Lowe’s Cos., Inc.	179	35,591
O’Reilly Automotive, Inc.*	17	16,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2023

Investments	Shares	Value
Ross Stores, Inc.	98	$12,777
TJX Cos., Inc.	332	29,253
Tractor Supply Co.	33	6,699
Ulta Beauty, Inc.*	18	7,668

Total Specialty Retail		227,631

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	4,354	827,042
Dell Technologies, Inc., Class C	72	5,463
Hewlett Packard Enterprise Co.	417	7,051
HP, Inc.	272	7,981
NetApp, Inc.	64	5,849
Western Digital Corp.*	109	5,266

Total Technology Hardware, Storage & Peripherals		858,652

Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.*	34	15,191
NIKE, Inc., Class B	322	35,507

Total Textiles, Apparel & Luxury Goods		50,698

Tobacco - 0.4%
Altria Group, Inc.	447	18,792
Philip Morris International, Inc.	374	34,917

Total Tobacco		53,709

Trading Companies & Distributors - 0.2%
Fastenal Co.	182	10,915
United Rentals, Inc.	18	8,568
WW Grainger, Inc.	11	8,648

Total Trading Companies & Distributors		28,131

Water Utilities - 0.1%
American Water Works Co., Inc.	56	7,383

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	181	27,231

Total United States		11,376,101

TOTAL INVESTMENTS IN SECURITIES - 87.9% (Cost: $10,048,629)		11,432,245
Other Assets less Liabilities - 12.1%		1,575,950

NET ASSETS - 100.0%		$13,008,195

*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	57	2/27/24	$11,726,040	$178,901

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$11,432,245	$—	$—	$11,432,245

Total Investments in Securities	$11,432,245	$—	$—	$11,432,245

Financial Derivative Instruments
Futures Contracts[1]	$178,901	$—	$—	$178,901

Total - Net	$11,611,146	$—	$—	$11,611,146

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

November 30, 2023

Investments	Shares	Value
COMMON STOCKS - 90.2%

Australia - 11.6%
De Grey Mining Ltd.*	38,777	$35,224
Evolution Mining Ltd.	63,903	173,297
Genesis Minerals Ltd.*(a)	6,367	7,789
Gold Road Resources Ltd.	30,549	39,498
Northern Star Resources Ltd.	41,062	346,589
OceanaGold Corp.	22,433	39,378
Perseus Mining Ltd.	44,188	56,547
Ramelius Resources Ltd.	28,229	32,006
Regis Resources Ltd.*	27,059	34,986
Silver Lake Resources Ltd.*	30,519	22,158
St. Barbara Ltd.*(a)	25,590	3,563
West African Resources Ltd.*	30,202	18,724
Westgold Resources Ltd.*	15,038	21,338

Total Australia		831,097

Brazil - 4.3%
Wheaton Precious Metals Corp.	6,279	307,043

Canada - 40.0%
Agnico Eagle Mines Ltd.	8,346	448,180
Alamos Gold, Inc., Class A	13,506	200,024
B2Gold Corp.	36,344	122,843
Barrick Gold Corp.	37,069	652,044
Centerra Gold, Inc.	7,293	44,699
Dundee Precious Metals, Inc.	6,557	48,458
Equinox Gold Corp.*	9,530	52,224
Franco-Nevada Corp.	3,773	422,923
GoGold Resources, Inc.*(a)	9,672	10,272
IAMGOLD Corp.*	16,426	41,722
K92 Mining, Inc.*	7,795	34,150
Kinross Gold Corp.	43,118	253,965
Lundin Gold, Inc.	2,788	33,517
New Gold, Inc.*	23,037	32,482
Osisko Gold Royalties Ltd.	5,381	78,885
Pan American Silver Corp.	12,529	196,204
Sandstorm Gold Ltd.(a)	6,516	32,515
SSR Mining, Inc.	7,291	86,034
Torex Gold Resources, Inc.*	2,920	31,443
Wesdome Gold Mines Ltd.*	4,760	30,754

Total Canada		2,853,338

China - 2.6%
Shandong Gold Mining Co. Ltd., Class A	9,700	31,514
Zhaojin Mining Industry Co. Ltd., Class H	46,000	59,603
Zijin Mining Group Co. Ltd., Class A	57,100	97,392

Total China		188,509

Peru - 1.0%
Cia de Minas Buenaventura SAA, ADR	7,881	75,185

Russia - 0.0%
Petropavlovsk PLC*†	40,769	0
Polymetal International PLC*†	4,821	0

Total Russia		0

South Africa - 6.6%
Gold Fields Ltd., ADR(a)	23,158	354,086
Harmony Gold Mining Co. Ltd., ADR	18,478	115,303

Total South Africa		469,389

Turkey - 1.2%
Eldorado Gold Corp.*(a)	6,290	82,588

United Kingdom - 7.3%
Anglogold Ashanti PLC	14,353	276,295
Centamin PLC	38,817	47,519
Endeavour Mining PLC	6,333	148,674
Fresnillo PLC	6,406	47,263

Total United Kingdom		519,751

United States - 15.6%
Argonaut Gold, Inc.*	10,559	3,349
Coeur Mining, Inc.*	8,820	26,901
Newmont Corp.	15,272	613,781
Newmont Corp., CDI	6,146	245,403
Royal Gold, Inc.	1,844	224,599

Total United States		1,114,033

TOTAL COMMON STOCKS (Cost: $6,888,314)		6,440,933

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%

United States - 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(b) (Cost: $366,854)	366,854	366,854

TOTAL INVESTMENTS IN SECURITIES - 95.3% (Cost: $7,255,168)		6,807,787
Other Assets less Liabilities - 4.7%		333,395

NET ASSETS - 100.0%		$7,141,182

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at November 30, 2023. At November 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $364,683 and the total market value of the collateral held by the Fund was $376,963. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,109.

(b)	Rate shown represents annualized 7-day yield as of November 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

November 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America NA	12/1/2023	14,250	CNH	1,996	USD	$—		$(1)
Bank of America NA	12/1/2023	500	CNH	70	USD	0	^	—
Goldman Sachs	12/4/2023	9,800	HKD	1,256	USD	—		(1)
Morgan Stanley & Co. International	12/1/2023	21,043	CAD	15,477	USD	43		—
Morgan Stanley & Co. International	12/1/2023	50	GBP	86	CAD	0	^	—
Morgan Stanley & Co. International	12/1/2023	1,336	GBP	1,694	USD	—		(3)
Morgan Stanley & Co. International	12/4/2023	502	AUD	450	CAD	1		—
Morgan Stanley & Co. International	12/4/2023	27,415	AUD	18,144	USD	34		—
Morgan Stanley & Co. International	12/4/2023	650	AUD	429	USD	2		—
UBS AG	12/4/2023	500	HKD	87	CAD	—		(0)^

						$80		$(5)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

November 30, 2023

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
Gold 100 Ounce	31	2/27/24	$6,377,320	$89,523

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	6,440,933	—	—		6,440,933
Investment of Cash Collateral for Securities Loaned	—	366,854	—		366,854

Total Investments in Securities	$6,440,933	$366,854	$0		$6,807,787

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$80	$—		$80
Futures Contracts[1]	89,523	—	—		89,523
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(5)	$—		$(5)

Total - Net	$6,530,456	$366,929	$0		$6,897,385

*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 94.5%

U.S. Treasury Bills - 94.5%
5.41%, 2/22/24*(a)	$24,470,000	$24,174,178
5.52%, 2/29/24*	143,000,000	141,127,592

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $165,281,562)		165,301,770

	Shares
EXCHANGE-TRADED FUND - 4.3%

United States - 4.3%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $7,464,476)	148,612	7,478,156

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $172,746,038)		172,779,926
Other Assets less Liabilities - 1.2%		2,112,029

NET ASSETS - 100.0%		$174,891,955

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $24,174,178 as of November 30, 2023.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2023 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2023	Dividend Income
WisdomTree Floating Rate Treasury Fund	$7,481,128	$—	$—	$—	$(2,972)	$7,478,156	$100,610

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	211	12/18/23	$(11,425,703)	$637,505
Aluminum	4	1/15/24	(217,825)	3,963
Copper	78	12/18/23	(16,398,525)	(306,440)
Nickel	47	12/18/23	(4,649,052)	1,395,679
Nickel	1	1/15/24	(99,342)	10,464
Zinc	100	12/18/23	(6,186,875)	236,784
Zinc	4	1/15/24	(247,025)	(8,169)

			$(39,224,347)	$1,969,786

Long Exposure
Aluminum	211	12/18/23	$11,425,703	$(1,925,821)
Aluminum	159	1/15/24	8,658,544	(251,445)
Bitcoin	31	12/29/23	5,919,450	150,765
Brent Crude	218	4/30/24	17,376,780	1,472,050
Cattle Feeder	8	1/25/24	879,800	(135,338)
Cocoa	99	5/15/24	4,199,580	354,420
Coffee “C”	62	3/18/24	4,294,275	353,400
Copper	78	12/18/23	16,398,525	(811,093)
Copper	63	12/15/25	13,871,419	276,019
Corn	365	9/13/24	9,243,625	21,788
Cotton No. 2	35	5/8/24	1,412,250	3,675
Gasoline RBOB	61	5/31/24	6,085,262	9,736
Gold 100 Ounce	82	6/26/24	17,191,300	589,630
HRW Wheat	71	3/14/24	2,282,650	(488,025)
Lean Hogs	79	2/14/24	2,258,610	(143,780)
Live Cattle	57	6/28/24	3,880,560	(431,760)
Low Sulphur Gasoil	97	1/11/24	7,629,050	(237,650)
Natural Gas	172	3/26/24	4,463,400	(1,666,620)
Nickel	47	12/18/23	4,649,052	(2,312,682)
Nickel	45	1/15/24	4,470,390	(1,232,424)
NY Harbor ULSD	66	5/31/24	7,137,068	657,737
Platinum	57	1/29/24	2,667,315	96,560
Silver	71	5/29/24	9,195,565	973,055
Soybeans	133	11/14/24	8,605,100	255,413
Sugar No. 11	204	4/30/24	5,721,139	457,621
Wheat	163	7/12/24	5,091,713	(26,488)
WTI Crude Oil	221	1/22/24	16,807,050	93,310
Zinc	100	12/18/23	6,186,875	(1,663,600)
Zinc	89	1/15/24	5,496,306	(65,700)

			$213,498,356	$(5,627,247)

Total - Net			$174,274,009	$(3,657,461)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$165,301,770	$—	$165,301,770
Exchange-Traded Fund	7,478,156	—	—	7,478,156

Total Investments in Securities	$7,478,156	$165,301,770	$—	$172,779,926

Financial Derivative Instruments
Futures Contracts[1]	$8,049,574	$—	$—	$8,049,574
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(11,707,035)	$—	$—	$(11,707,035)

Total - Net	$3,820,695	$165,301,770	$—	$169,122,465

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 83.5%

U.S. Treasury Bills - 83.5%
5.45%, 2/22/24*(a)	$26,273,000	$25,955,381
5.52%, 2/29/24*	110,600,000	109,151,831

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $135,091,198)		135,107,212

	Shares
EXCHANGE-TRADED FUND - 4.2%

United States - 4.2%
WisdomTree Floating Rate Treasury Fund(b) (Cost: $6,790,039)	135,256	6,806,082

TOTAL INVESTMENTS IN SECURITIES - 87.7% (Cost: $141,881,237)		141,913,294
Other Assets less Liabilities - 12.3%		19,825,723

NET ASSETS - 100.0%		$161,739,017

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $25,955,381 as of November 30, 2023.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2023 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2023	Dividend Income
WisdomTree Floating Rate Treasury Fund	$6,808,787	$—	$—	$—	$(2,705)	$6,806,082	$91,568

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	74	3/19/24	$(8,124,969)	$(73,769)
Cattle Feeder	37	1/25/24	(4,069,075)	346,462
Copper	22	12/18/23	(4,625,225)	(137,313)
Corn	186	3/14/24	(4,489,575)	82,650
Gasoline RBOB	47	12/29/23	(4,295,029)	34,558
HRW Wheat	139	3/14/24	(4,468,850)	76,188
Lean Hogs	154	12/14/23	(4,236,540)	171,480
Nickel	43	12/18/23	(4,253,388)	385,026
NY Harbor ULSD	37	12/29/23	(4,280,027)	155,967
Silver	40	1/29/24	(5,082,800)	(372,550)
Tin	38	12/18/23	(4,376,460)	214,730
U.S. Treasury Long Bond	70	3/19/24	(8,150,625)	(186,281)
Wheat	153	3/14/24	(4,574,700)	8,938
Zinc	1	12/18/23	(61,868)	2,025

			$(65,089,131)	$708,111

Long Exposure

2 Year U.S. Treasury Note	156	3/28/24	$31,895,906	$45,297
Bitcoin	27	12/29/23	5,155,650	121,460
E-Mini Russell 2000 Index	74	12/15/23	6,705,140	(238,788)
Euro Stoxx 50 Index	142	12/15/23	6,803,250	189,213
Nikkei 225 Index	30	3/7/24	6,779,856	144,749
S&P 500 E-Mini Index	30	12/15/23	6,865,125	47,855
S&P/TSX 60 Index	37	12/14/23	6,658,008 ^	50,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2023

Sugar No. 11	146	2/29/24	4,258,061	(68,533)
U.S. Dollar Index	150	12/18/23	15,514,200	(147,445)
Zinc	73	12/18/23	4,516,419	(88,006)

			$95,151,615	$56,467

Total - Net			$30,062,484	$764,578

^	Notional value has been converted to USD using the relevant foreign exchange rate as of August 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$135,107,212	$—	$135,107,212
Exchange-Traded Fund	6,806,082	—	—	6,806,082

Total Investments in Securities	$6,806,082	$135,107,212	$—	$141,913,294

Financial Derivative Instruments
Futures Contracts[1]	$2,077,263	$—	$—	$2,077,263
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,312,685)	$—	$—	$(1,312,685)

Total - Net	$7,570,660	$135,107,212	$—	$142,677,872

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree PutWrite Strategy Fund (PUTW)

November 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 94.7%

U.S. Treasury Bills - 94.7%
5.47%, 2/1/24*	$44,800,000	$44,394,644
5.53%, 3/21/24*	36,057,000	35,475,968

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $79,860,801)		79,870,612

	Shares
EXCHANGE-TRADED FUND - 4.3%

United States - 4.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $3,580,490)	71,429	3,594,307

TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $83,441,291)		83,464,919
Other Assets less Liabilities - 1.0%		833,954

NET ASSETS - 100.0%		$84,298,873

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2023 were as follows:

Affiliate	Value at 8/31/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2023	Dividend Income
WisdomTree Floating Rate Treasury Fund	$4,025,438	$608,280	$1,036,328	$(1,286)	$(1,797)	$3,594,307	$52,973

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
SPDR S&P 500 ETF Trust	(977)	$(43,183,400)	$442	12/15/2023	$(695,644)	$602,340	$(93,304)
SPDR S&P 500 ETF Trust	(949)	(44,128,500)	465	1/5/2024	(1,123,616)	85,885	(1,037,731)

					$(1,819,260)	$688,225	$(1,131,035)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree PutWrite Strategy Fund (PUTW)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$79,870,612	$—	$79,870,612
Exchange-Traded Fund	3,594,307	—	—	3,594,307

Total Investments in Securities	$3,594,307	$79,870,612	$—	$83,464,919

Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,131,035)	$—	$(1,131,035)

Total - Net	$3,594,307	$78,739,577	$—	$82,333,884

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

November 30, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 73.0%

U.S. Treasury Bill - 73.0%
6.04%, 2/29/24* (Cost: $45,194,066)	$45,800,000	$45,200,306

Call Options	Number of Contracts	Notional Amount(a)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Value
PURCHASED OPTIONS (EXCHANGE-TRADED) - 20.6%
iShares MSCI EAFE ETF	1,684	$10,272,400	$61	1/19/24	$2,224,408	$(266,758)	$1,957,650
iShares MSCI Emerging Markets ETF	1,451	5,078,500	35	1/19/24	1,178,694	(507,606)	671,088
iShares Russell 2000 ETF	640	10,240,000	160	1/19/24	2,310,309	(994,469)	1,315,840
SPDR S&P 500 ETF Trust	752	25,568,000	340	1/19/24	5,706,535	3,120,817	8,827,352

TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $11,419,946)							12,771,930

TOTAL INVESTMENTS IN SECURITIES - 93.6% (Cost: $56,614,012)							57,972,236
Other Assets less Liabilities - 6.4%							3,939,343

NET ASSETS - 100.0%							$61,911,579

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
iShares MSCI EAFE ETF	(1,684)	$(13,808,800)	$82	1/19/2024	$(244,860)	$231,388	$(13,472)
iShares MSCI Emerging Markets ETF	(1,451)	(6,964,800)	48	1/19/2024	(147,441)	145,990	(1,451)
iShares Russell 2000 ETF	(640)	(13,760,000)	215	1/19/2024	(407,766)	402,966	(4,800)
SPDR S&P 500 ETF Trust	(752)	(34,592,000)	460	1/19/2024	(630,066)	146,530	(483,536)

					$(1,430,133)	$926,874	$(503,259)

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Target Range Fund (GTR)

November 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$45,200,306	$—	$45,200,306
Purchased Options	—	12,771,930	—	12,771,930

Total Investments in Securities	$—	$57,972,236	$—	$57,972,236

Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(503,259)	$—	$(503,259)

Total - Net	$—	$57,468,977	$—	$57,468,977

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	Chess Depositary Interest
HRW	Hard Red Winter
PIK	Payment In Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REMICs	Real Estate Mortgage Investment Conduits
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (‘‘TBA’’) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. For all Funds, except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end mutual funds (“CEF” or “CEFs”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (‘‘WTAM’’), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (concluded)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended November 30, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.